As filed with the Securities and Exchange Commission on January 29, 2018

1933 Act File No. 033-46924
1940 Act File No. 811-06618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 108	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 110	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000
Mary Carty, Esq.
First Investors Equity Funds
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)
Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 31, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
Combined Prospectus for First Investors Income Funds and First Investors Equity Funds
Statement of Additional Information for First Investors Equity Funds
Part C – Other Information
Signature Page
Exhibits Index
Exhibits

Income Funds	TICKER SYMBOLS
	CLASS A	CLASS B	ADVISOR CLASS	INSTITUTIONAL CLASS
BALANCED INCOME	FBIJX	-----	FBIKX	FBILX
FLOATING RATE	FRFDX	-----	FRFEX	FRFNX
FUND FOR INCOME	FIFIX	FIFJX	FIFKX	FIFLX
GOVERNMENT	FIGVX	FIGYX	FIHUX	FIHVX
GOVERNMENT CASH MANAGEMENT	FICXX		-----	FIFXX
INTERNATIONAL OPPORTUNITIES BOND	FIOBX	-----	FIODX	FIOEX
INVESTMENT GRADE	FIIGX	FIIHX	FIIJX	FIIKX
LIMITED DURATION BOND	FLDKX	-----	FLDLX	FLDMX
STRATEGIC INCOME	FSIFX	-----	FSIHX	-----

Equity Funds	TICKER SYMBOLS
	CLASS A	CLASS B	ADVISOR CLASS	INSTITUTIONAL CLASS
COVERED CALL STRATEGY	FRCCX	-----	FRCDX	FRCEX
EQUITY INCOME	FIUTX	FIUBX	FIUUX	FIUVX
GLOBAL	FIISX	FIBGX	FIITX	FIIUX
GROWTH & INCOME	FGINX	FGIBX	FGIPX	FGIQX
HEDGED U.S. EQUITY OPPORTUNITIES	FHEJX	-----	FHEKX	FHELX
INTERNATIONAL	FIINX	FIIOX	FIIPX	FIIQX
LONG SHORT	FRLBX	-----	FRLDX	FRLIX
OPPORTUNITY	FIUSX	FIMBX	FIVUX	FIVVX
REAL ESTATE	FIRDX	-----	FIRGX	FIRHX
SELECT GROWTH	FICGX	FIGBX	FICHX	FICIX
SPECIAL SITUATIONS	FISSX	FISBX	FISTX	FISUX
TOTAL RETURN	FITRX	FBTRX	FITUX	FITVX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS
P R O S P E C T U S
IS JANUARY 31, 2018

THE FUNDS SUMMARY SECTION	1
Balanced Income Fund	1
Floating Rate Fund	6
Fund For Income	11
Government Fund	16
Government Cash Management Fund	21
International Opportunities Bond Fund	25
Investment Grade Fund	31
Limited Duration Bond Fund	36
Strategic Income Fund	41
Covered Call Strategy Fund	50
Equity Income Fund	55
Global Fund	59
Growth & Income Fund	63
Hedged U.S. Equity Opportunities Fund	67
International Fund	73
Long Short Fund	78
Opportunity Fund	83
Real Estate Fund	87
Select Growth Fund	92
Special Situations Fund	96
Total Return Fund	100
Other Important Information	105

THE FUNDS IN GREATER DETAIL	106
Balanced Income Fund	107
Floating Rate Fund	112
Fund For Income	117
Government Fund	121
Government Cash Management Fund	125
International Opportunities Bond Fund	128
Investment Grade Fund	134
Limited Duration Bond Fund	139
Strategic Income Fund	144
Covered Call Strategy Fund	161
Equity Income Fund	165

Global Fund	168
Growth & Income Fund	172
Hedged U.S. Equity Opportunities Fund	174
International Fund	179
Long Short Fund	182
Opportunity Fund	186
Real Estate Fund	188
Select Growth Fund	192
Special Situations Fund	195
Total Return Fund	197

FUND MANAGEMENT IN GREATER DETAIL	202

SHAREHOLDER INFORMATION	214
How and when do the Funds price their shares?	214
How do I open an account?	215
What share classes are offered by the Funds?	216
What about accounts with multiple owners or representatives?	217
How do I make subsequent transactions?	218
How are transactions processed?	220
What are the sales charges?	221
Do the Funds or FIMCO make payments to financial intermediaries?	225
Are sales charge discounts and waivers available?	226
What are the Funds’ policies on frequent trading in the shares of the Funds?	232
What about dividends and other distributions?	233
What about taxes?	233
What if my account falls below the minimum account requirement?	234
Householding policy	234
Other account privileges and policies	235
Additional Information	235

FINANCIAL HIGHLIGHTS	237
Balanced Income Fund	238
Floating Rate Fund	240
Fund For Income	244
Government Fund	248
Government Cash Management Fund	252
International Opportunities Bond Fund	256
Investment Grade Fund	260

Limited Duration Bond Fund	264
Strategic Income Fund	268
Covered Call Strategy Fund	270
Equity Income Fund	272
Global Fund	276
Growth & Income Fund	280
Hedged U.S. Equity Opportunities Fund	284
International Fund	286
Long Short Fund	290
Opportunity Fund	292
Real Estate Fund	296
Select Growth Fund	298
Special Situations Fund	302
Total Return Fund	306

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THE FUNDS SUMMARY SECTION

BALANCED INCOME FUND

Investment Objective:  The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.54%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.54%	1.14%	1.14%
Fee Limitation and/or Expense Reimbursement[2]	0.39%	0.32%	0.45%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.15%	0.82%	0.69%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A, 0.82% for Advisor Class and 0.69% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$513	$830	$1,170	$2,129
Advisor Class shares	$84	$331	$597	$1,358
Institutional Class shares	$70	$318	$584	$1,346

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies :  The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund invests approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”), and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.
The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by Foresters Investment Management Company, Inc. (“Adviser”).  Once the asset allocation for bonds, stocks and money market instruments has been set, the Adviser uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in bonds are comprised primarily of investment-grade corporate bonds.  The Adviser selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.
To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund. High yield bonds include bonds that are rated below Baa3 by Moody’s Investor Services, Inc. or below BBB- by Standard & Poor’s Rating Services as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, Muzinich focuses on investments it believes can generate attractive and consistent income.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  In addition, the Adviser may also invest in ETFs that could expose the Fund to high yield securities.
The Fund invests in other types of bonds and other debt securities, including U.S. Government securities and mortgage-backed securities.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.  The Fund may invest in bonds of any maturity or duration.
The Fund’s investment in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Adviser considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Adviser may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in bonds when the bond market is falling and the stock market is rising.
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage- and other asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will fluctuate due to the amount of dividends that companies elect to pay.
Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.  Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to small-size company stocks at reasonable prices.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their mortgages and the mortgages that back mortgage-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to January 31, 2018, Muzinich did not serve as a subadviser to the Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 3.27% (for the quarter ended December 31, 2017) and the lowest quarterly return was -0.48% (for the quarter ended December 31, 2016).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	4.59%	5.61%
(Return After Taxes on Distributions)	3.64%	4.89%
(Return After Taxes on Distributions and Sale of Fund Shares)	2.97%	3.87%
Advisor Class Shares (Return Before Taxes)	9.47%	7.95%
Institutional Class Shares (Return Before Taxes)	9.41%	8.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	18.33%
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	3.63%	2.50%
* The average annual total returns shown are for the period since the Fund’s commencement on 10/1/15.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Muzinich serves as the subadviser to a portion of the Fund.
Portfolio Manager:  The Fund assets managed by FIMCO are managed primarily by Rajeev Sharma, Director of Fixed Income, and Edwin D. Miska, Director of Equities.  Mr. Sharma has served as portfolio manager of the Fund since 2017 and Mr. Miska has served as portfolio manager of the Fund since 2015.  The portion of the Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since 2018.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

FLOATING RATE FUND
Investment Objective:  The Fund seeks a high level of current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.34%	0.32%	0.20%
Total Annual Fund Operating Expenses	1.24%	0.92%	0.80%
Fee Limitation and/or Expense Reimbursement[2]	0.14%	0.02%	0.10%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.10%	0.90%	0.70%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A, 0.90% for Advisor Class and 0.70% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time expenses were waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$359	$620	$901	$1,700
Advisor Class shares	$92	$291	$507	$1,129
Institutional Class shares	$72	$245	$434	$980

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds.  Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.
The Fund will normally invest the majority of its assets in U.S. dollar denominated senior secured floating rate loans and/or bonds.  A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire floating rate loans as assignments from lenders.
The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as “high-yield” or “junk” bonds) that the subadviser believes have attractive risk/reward characteristics and which are issued by U.S. corporations and/or foreign corporations in U.S. dollars.  The Fund generally invests in below investment grade securities that are rated from BB+ to B- by Standard & Poor’s Ratings Services, Ba1 through B3 by Moody’s Investors Service, Inc., or which are deemed to be of equivalent credit quality by the subadviser.  To a lesser extent, the Fund may invest in below investment grade securities below these ranges.  The Fund will primarily invest in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.
The subadviser generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations.  Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates.  In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.  The subadviser believes that the Fund’s short duration approach potentially reduces interest rate risk.
Although the subadviser will consider ratings assigned by ratings agencies in selecting floating rate loans and/or bonds, it relies principally on its own research and analysis.  The subadviser selects a loan and/or bond based on a bottom-up evaluation of each company and each loan or security.  The subadviser considers both company-specific quantitative and qualitative factors, including: a company’s managerial strength and commitment to debt repayment; anticipated cash flow; debt maturity schedules; borrowing requirements; use of borrowing proceeds; asset coverage; earnings prospects; applicable legislation, regulation, or litigation; and the strength and depth of the protections afforded to the lender through the documentation governing the bank loan or bond issuance.

The Fund may sell a holding when it has fulfilled the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations.  The portfolio managers may also decide to continue to hold a loan or bond (or related securities) after a default.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.
Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.  High yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Floating rate loans and bonds may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.
Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 1.79% (for the quarter ended September 30, 2016) and the lowest quarterly return was -1.51% (for the quarter ended December 31, 2014).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	0.24%	1.49%
(Return After Taxes on Distributions)	-1.10%	0.20%
(Return After Taxes on Distributions and Sale of Fund Shares)	0.13%	0.43%
Advisor Class Shares (Return Before Taxes)	3.06%	2.36%
Institutional Class Shares (Return Before Taxes)	3.21%	2.51%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	4.25%	4.06%
J.P. Morgan BB/B Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	3.90%	3.95%
* The average annual total returns shown are for the period since the Fund’s commencement on 10/21/13.
** The Fund changed its primary broad-based securities index to the Credit Suisse Leveraged Loan Index from the J.P. Morgan BB/B Leveraged Loan Index as of May 31, 2017.  The Fund elected to use the new index because it more closely reflects the Fund’s investment strategy.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Muzinich & Co., Inc. (“Muzinich”) serves as the subadviser of the Fund.
Portfolio Manager:  The Fund is managed primarily by a team of investment professionals at Muzinich.  Bryan Petermann has served as Portfolio Manager of the Fund since the Fund’s inception in 2013 and Clinton Comeaux has served as Portfolio Manager of the Fund since December 2014.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

FUND FOR INCOME

Investment Objective:  The Fund seeks high current income.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.21%	0.28%	0.24%	0.08%
Total Annual Fund Operating Expenses	1.23%	2.00%	0.96%	0.80%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$520	$775	$1,049	$1,829
Class B shares	$603	$927	$1,278	$2,129
Advisor Class shares	$98	$306	$531	$1,178
Institutional Class shares	$82	$255	$444	$990

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$203	$627	$1,078	$2,129

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies:  The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”).
Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.
Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Floating rate securities may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.
Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser on April 24, 2009.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	2.27%	3.41%	4.62%	--
(Return After Taxes on Distributions)	0.07%	1.11%	2.16%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.26%	1.38%	2.41%	--
Class B Shares (Return Before Taxes)	1.82%	3.13%	4.51%	--
Advisor Class Shares (Return Before Taxes)	6.68%	--	--	4.14%
Institutional Class Shares (Return Before Taxes)	7.17%	--	--	4.47%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	6.96%	5.58%	7.33%	5.36%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Muzinich serves as the Fund’s subadviser.
Portfolio Manager:  The Fund is managed primarily by a team of investment professionals at Muzinich.  Clinton Comeaux has served as Portfolio Manager of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since 2010.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

GOVERNMENT FUND

Investment Objective:  The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.25%	0.38%	0.28%	0.11%
Total Annual Fund Operating Expenses	1.21%	2.04%	0.94%	0.77%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$518	$769	$1,038	$1,807
Class B shares	$607	$940	$1,298	$2,156
Advisor Class shares	$96	$300	$520	$1,155
Institutional Class shares	$79	$246	$428	$954

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$207	$640	$1,098	$2,156

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).
The Fund may invest in all types of U.S. Government Securities, including (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, such as mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality or the right to borrow from the U.S. Treasury, such as mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  To a lesser extent, the Fund may invest in municipal securities and non-government investment grade debt securities rated AA or above by Standard and Poor’s Rating Services or Aa2 or above by Moody’s Investor Service, Inc.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund uses a “top-down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government Securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.  The Fund may engage in short-term trading which may result in high portfolio turnover.
Principal Risks:  You can lose money by investing in the Fund.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its maturity and cause the Fund’s income to decline.
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Liquidity Risk.  Certain securities, such as municipal securities, may be difficult or impossible to sell at a favorable time or price.
Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Certain conditions can threaten a municipality’s ability to raise taxes or collect revenue. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their mortgages and the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which will generally increase the Fund’s sensitivity to interest rates and potential for price declines.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -3.25% (for the quarter ended December 31, 2016).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	-2.77%	-0.44%	2.19%	--
(Return After Taxes on Distributions)	-3.61%	-1.40%	1.06%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	-1.58%	-0.82%	1.23%	--
Class B Shares (Return Before Taxes)	-3.49%	-0.87%	1.99%	--
Advisor Class Shares (Return Before Taxes)	1.58%	--	--	0.60%
Institutional Class Shares (Return Before Taxes)	1.80%	--	--	0.88%
Citigroup U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	2.34%	1.55%	3.52%	1.66%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  Rodwell Chadehumbe serves as Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since December 2012.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

GOVERNMENT CASH MANAGEMENT FUND

Investment Objective:  The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.75%	None
Other Expenses	0.52%	0.51%	0.18%
Total Annual Fund Operating Expenses	1.02%	1.76%	0.68%
1. A contingent deferred sales charge of 1% may be assessed on certain redemptions.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$104	$325	$563	$1,248
Class B shares	$579	$854	$1,154	$1,878
Institutional Class shares	$69	$218	$379	$847

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$179	$554	$954	$1,878

Principal Investment Strategies:  The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. The Fund will invest at least 99.5% of its total assets in (i) U.S. government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  U.S. government securities include: U.S. Treasury bills and notes; obligations issued by the U.S. government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the U.S. Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in fixed, variable and floating rate instruments.  The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.
Principal Risks:  You could lose money by investing in the Fund.  Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government.  Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity.  The value of an investment may decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.
Interest Rate Risk.  Like the values of other debt instruments, the market values of U.S. government securities are affected by changes in interest rates.  When interest rates rise, the market values of U.S. government securities generally decline.  This could cause the Fund’s NAV to decline below $1.00 per share.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.
Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  Supply issues within the U.S.

Treasury securities market could arise as demand increases for U.S. government securities.
Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
Yield Risk.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.  Prior to October 3, 2016, the Fund invested in certain securities that are no longer permissible for “government money market funds” under Rule 2a-7.  The performance below may have been different if the current limit on the Fund’s investments had been in effect.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 0.75% (for the quarter ended March 31, 2008) and the lowest quarterly return was 0.00% (for each quarter beginning with the quarter ended December 31, 2009 through the quarter ended June 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares	0.20%	0.04%	0.24%	--
Class B Shares	-4.00%	-0.40%	0.15%	--
Institutional Class Shares	0.20%	--	--	0.04%
* The average annual total returns shown for Institutional Class shares are for the period since its commencement on 4/1/13.

Investment Adviser:  Foresters Investment Management Company, Inc.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

INTERNATIONAL OPPORTUNITIES BOND FUND

Investment Objective:  The Fund seeks total return consisting of income and capital appreciation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s statement of additional information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.36%	0.36%	0.20%
Total Annual Fund Operating Expenses	1.41%	1.11%	0.95%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$538	$828	$1,140	$2,023
Advisor Class shares	$113	$353	$612	$1,352
Institutional Class shares	$97	$303	$525	$1,166

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.  The Fund may invest in fixed-rate and floating-rate securities.
The Fund will primarily invest its assets in debt securities (including fixed-rate and floating-rate securities) of issuers located in developed countries outside of the United States.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  Any country that, at the time a security is purchased, has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the Citigroup World Government Bond Index will be considered a developed country.  The Fund may also invest in emerging markets.
The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.
The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.  The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.
The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.
The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.
The Fund is non-diversified.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.

Currency Risk.  The value of foreign currency-denominated investments increases or decreases as exchange rates change.  Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.
Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.
Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Floating rate securities may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates between adjustments.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield securities also tend to be less liquid.
Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Sovereign and Quasi-Sovereign Debt Securities Risk.  The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be volatile.
Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.
Valuation Risk.  The sales price the Fund could receive for a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.  Fair valuation is subjective and different market participants may assign different values to the same security.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and life of class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the period shown, the highest quarterly return was 8.04% (for the quarter ended March 31, 2016) and the lowest quarterly return was -7.06% (for the quarter ended December 31, 2016).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	Life of Class*
Class A Shares
(Return Before Taxes)	7.86%	-0.49%	0.45%
(Return After Taxes on Distributions)	5.99%	-1.63%	-0.65%
(Return After Taxes on Distributions and Sale of Fund Shares)	4.44%	-1.00%	-0.23%
Advisor Class Shares (Return Before Taxes)	12.75%	--	0.75%
Institutional Class Shares (Return Before Taxes)	13.04%	--	0.95%
Citigroup World Government Bond ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	10.33%	-0.29%	0.02%[1] 0.51%[2]
* The average annual total returns shown for Class A shares are for the period since their commencement on 8/20/12.  The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.
1. For the life of Class A shares.
2. For the life of Advisor Class and Institutional Class shares.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as the subadviser of the Fund.
Portfolio Manager:  The Fund is managed primarily by a team of investment professionals  at Brandywine Global.  Stephen S. Smith, Managing Director and Portfolio Manager, David F. Hoffman, CFA, Managing Director and Portfolio Manager, and John P. McIntyre, CFA, Portfolio Manager/Senior Research Analyst, have served as the Fund’s Portfolio Managers since the Fund’s inception in 2012 and Anujeet Sareen, CFA, Portfolio Manager, has served as the Fund’s Portfolio Manager since 2017.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

INVESTMENT GRADE FUND

Investment Objective:  The Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.19%	0.35%	0.16%	0.08%
Total Annual Fund Operating Expenses	1.15%	2.01%	0.82%	0.74%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$513	$751	$1,008	$1,742
Class B shares	$604	$930	$1,283	$2,116
Advisor Class shares	$84	$262	$455	$1,014
Institutional Class shares	$76	$237	$411	$918

You would pay the following expenses on Class B shares  if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$204	$630	$1,083	$2,116

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s investment adviser, Foresters Investment Management  Company, Inc. (“Adviser”), to be of equivalent quality.
The Fund primarily invests in investment grade corporate bonds.  The Fund may also invest in other investment grade securities including securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  In making investment decisions, the Adviser considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Adviser will not necessarily sell an investment if its rating is reduced.
To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadvisor to manage this portion of the Fund.  High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, Muzinich focuses on investments it believes can generate attractive and consistent income.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.
Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.
Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.
Sector Risk.   The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to January 31, 2018, Muzinich did not serve as a subadviser to the Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	0.15%	1.65%	4.04%	--
(Return After Taxes on Distributions)	-1.33%	0.01%	2.39%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.08%	0.40%	2.39%	--
Class B Shares (Return Before Taxes)	-0.50%	1.27%	3.85%	--
Advisor Class Shares (Return Before Taxes)	4.80%	--	--	2.79%
Institutional Class Shares (Return Before Taxes)	4.87%	--	--	2.96%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	6.47%	3.50%	5.59%	3.68%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 4/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Muzinich serves as the subadviser to a portion of the Fund.
Portfolio Manager:  Rajeev Sharma, Director of Fixed Income, serves as Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2009.  The portion of the Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since 2018.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

LIMITED DURATION BOND FUND

Investment Objective:  The Fund seeks current income consistent with low volatility of principal.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees[2]	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.26%	0.36%	0.16%
Total Annual Fund Operating Expenses	0.97%	0.77%	0.57%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The expense information in the table has been restated to reflect a decrease in the advisory fee effective as of January 31, 2018.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$346	$551	$773	$1,410
Advisor Class shares	$79	$246	$428	$954
Institutional Class shares	$58	$183	$318	$714

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.  For purposes of the 80% policy, investment grade bonds also include other investment grade fixed-income securities.
Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s investment adviser, Foresters Investment Management Company, Inc. (“Adviser”), to be of equivalent quality.
The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), mortgage-backed and other asset-backed securities.  In making investment decisions, the Adviser considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Adviser will not necessarily sell an investment if its rating is reduced.
To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund. High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, Muzinich focuses on investments it believes can generate attractive and consistent income.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.
In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.
Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
The Fund seeks to maintain an average weighted duration of between two and six years.  Duration is a measurement of a bond’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%.  Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  By comparison, a debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal.  Duration is typically not equal to maturity.
The Fund may invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.
Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.  Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly which, will generally increase both the Fund’s sensitivity to interest rates and its potential for price declines.
Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to January 31, 2018, Muzinich did not serve as a subadviser to the Fund.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 1.17% (for the quarter ended March 31, 2016) and the lowest quarterly return was -1.10% (for the quarter ended December 31, 2016).
Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	-1.42%	-0.34%
(Return After Taxes on Distributions)	-2.37%	-1.24%
(Return After Taxes on Distributions and Sale of Fund Shares)	-0.80%	-0.75%
Advisor Class Shares (Return Before Taxes)	1.37%	0.72%
Institutional Class Shares (Return Before Taxes)	1.61%	0.91%
BofA Merrill Lynch 1-5 Year U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)	1.33%	1.29%
* The average annual total returns shown are for the period since the Fund’s commencement on 5/19/14.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser:  Foresters Investment Management Company, Inc. (“FIMCO”) is the Fund’s investment adviser and Muzinich serves as the subadviser to a portion of the Fund.

Portfolio Manager:  The Fund assets managed by FIMCO are managed primarily by Rajeev Sharma, Director of Fixed Income, and Rodwell Chadehumbe who have served as Portfolio Managers of the Fund since its inception in 2014.  The portion of the Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since 2018.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

STRATEGIC INCOME FUND

Investment Objective:  The Fund seeks a high level of current income.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class
Management Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.30%	None
Other Expenses	0.22%	0.13%
Acquired (Underlying) Fund Fees and Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses	1.25%	0.86%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$522	$781	$1,059	$1,851
Advisor Class shares	$88	$274	$477	$1,061

Portfolio Turnover:  The Fund does not pay transaction costs when it buys and sells shares of the Underlying Funds managed by the Adviser (as defined further below).  However, each Underlying Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Underlying Funds and their shareholders, including the Fund, and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies:  The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds that currently exist or may become available for investment in the future for which Foresters Investment Management Company, Inc. (the “Adviser” or “FIMCO”), acts as the investment adviser (“Underlying Funds”).  The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.
The Fund has the flexibility to invest in various combinations of Underlying Funds and will have exposure to a variety of fixed income securities, floating rate securities, equity securities, and other instruments by investing through a combination of the Underlying Funds.  The income-related Underlying Funds are currently composed of the First Investors Government Cash Management Fund, First Investors Limited Duration Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise (“GSE”) securities, which may not be backed by the full faith and credit of the U.S. Government, corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.  The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).  An Underlying Fund may, at times, engage in short-term trading, which may result in high portfolio turnover.  The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund, which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).
The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds.  The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Government Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Government Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Real Estate Fund and First Investors Covered Call Strategy Fund.  Based on this allocation, the Fund, under normal conditions, is expected to have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.
The Fund will invest in particular Underlying Funds based on various criteria.  The Fund will adjust the allocation to the Underlying Funds based upon a relative value analysis that takes into account, among other things, the Underlying Funds’ respective investment objectives, policies, investment strategies and asset class and sector exposures in light of the overall outlook for the economy.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors as well as the macroeconomic outlook, interest rate forecasts, relative valuation levels in the equity and fixed income markets, and predicted areas of economic growth.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.  In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of GSEs (some of which are not backed by the full faith and credit of the U.S. Government).  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).
The particular Underlying Funds in which the Fund may invest, the particular ranges and investments in the Underlying Funds may change from time to time without shareholder approval or notice.  The Fund may invest up to 5% of its total assets in additional Underlying Funds that are not specifically described herein.
Principal Risks of the Fund:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund should not be relied upon as a complete investment program.  Stated allocations may be subject to change.  Here are the principal risks of investing in the Fund:
Affiliated Persons.  The Adviser will have the authority to select and substitute Underlying Funds.  The Adviser, Foresters Financial Services, Inc. (“FFS”), a broker-dealer affiliated with the Adviser and the principal underwriter of the First Investors Funds, and their affiliates are compensated by the Fund and by the Underlying Funds for advisory, principal underwriting services and other services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to the Adviser and its affiliates by the Underlying Funds differ and because the Adviser is also responsible for managing the Underlying Funds.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio manager may manage some of the Underlying Funds and may receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.
Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon the portfolio manager’s skill in determining the Fund’s asset allocation mix and selecting the Underlying Funds.  There is the possibility that the portfolio manager’s selection of Underlying Funds and allocation of the Fund’s assets among the Underlying Funds may cause the Fund to perform differently than the overall market and may not meet the portfolio manager’s expectations.
Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of GSEs and in U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Security Selection Risk and Yield Risk.  These risks are described below.
Expenses.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.
Investing in the Underlying Funds.  The investments of the Fund are focused on the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser.
Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See “Principal Risks of the Underlying Funds” below.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Risks of the Underlying Funds:
The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change.  Such changes may cause the Fund to be subject to additional or different risks than the risks listed below.  Here are the principal risks of investing in the Underlying Funds:
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity, and the Underlying Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.
Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  An Underlying Fund that writes call options will give up the opportunity to benefit from potential increases in the value of the asset above the strike price, but will bear the risk of declines in the value of the asset. Writing call options may expose an Underlying Fund to significant additional costs.
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans or, in the case of insured securities, the quality of the insurer.  Securities issued by GSEs are supported only by the credit of the issuing entity. For municipal securities, an issuer’s ability to pay interest and principal may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a credit rating downgrade or other adverse news about the issuer.
Currency Risk.  The value of foreign currency denominated investments increases or decreases as exchange rates change.  Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.
Derivatives Risk.  Investments in derivatives, such as inverse floaters, interest rate swaps, futures and options, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used.  These investments can also increase the volatility of returns and cause exposure to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Dividend Risk.  At times, an Underlying Fund may not be able to identify attractive dividend-paying stocks.  The income received by an Underlying Fund will fluctuate due to the amount of dividends that companies elect to pay.
Emerging Markets Risk.  The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable resulting in more volatile rates of returns than developed markets and substantially greater risk.
Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETFs invest.  In addition, because ETFs are investment companies, an Underlying Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and thereby the Fund’s, expenses may be higher and performance may be lower.
Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect an Underlying Fund’s and, thereby the Fund’s ability to timely honor redemptions.  In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value.  An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s equity structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.  High yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered securities for certain purposes of the federal securities laws and purchasers, such as an Underlying Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or subsidiary may be subject to risks associated with regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.
Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent an Underlying Fund invests significantly in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.
High Portfolio Turnover Risk.  High portfolio turnover could increase an Underlying Fund’s transaction costs, result in taxable distributions to shareholders, including the Fund, and negatively impact its, and thus the Fund’s, performance.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Industry Concentration Risk.  An Underlying Fund’s strategy of concentrating its investments in issuers engaged in a single industry means that the Underlying Fund’s performance will be closely tied to the performance of that market segment.  The Underlying Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting such industry than a less concentrated fund.
Interest Rate Risk.  In general, when interest rates rise, the market values of debt, municipal securities, real estate and real estate companies decline, and when interest rates decline, market values of debt, municipal securities, real estate and real estate companies increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening an Underlying Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes and an Underlying Fund that typically invests in them will have a higher degree of interest rate risk.  The yield of an Underlying Fund may decline if interest rates decline.  Floating rate securities may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.
Liquidity Risk.  An Underlying Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause an Underlying Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute for foreign securities that are traded in smaller, less-developed or emerging markets.  High yield securities and loans also tend to be less liquid.  In the case of assignments of syndicated bank loans, such loans may be less liquid at times because of potential delays in the settlement process or restrictions on resale.  Floating rate loans may be less liquid at times since they are generally subject to legal or contractual restrictions on resale and may trade infrequently.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.  In the case of real estate companies and REITs, the risk is heightened for issuers with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages.
Market Risk.  The prices of an Underlying Fund’s investments may decline or experience volatility over short or even extended periods due to general economic and market conditions, an economic downturn, adverse political or regulatory developments or a change in interest rates.  This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, including stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an Underlying Fund’s overall portfolio will be less volatile than the general stock market.  Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss or difficulty in selling securities to meet redemptions.  Supply issues could arise within the U.S. Treasury securities market as demand increases for U.S. government securities.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for an Underlying Fund to sell mid- to small-size company stocks at reasonable prices.
Money Market Fund Risk.  Although an Underlying Fund that is a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  The sponsor to any such Underlying Fund has no legal obligation to provide financial support to the Underlying Fund and investors in the Underlying Fund should not expect that the sponsor will provide support to the Underlying Fund at any time.
Municipal Securities Risk.  An Underlying Fund’s return on investments in municipal securities will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.
Non-Diversification Risk.  An Underlying Fund that is non-diversified may have its assets invested in a limited number of issuers and its performance may be substantially impacted by the change in value of even a single holding.  The share price of such an Underlying Fund can therefore be expected to fluctuate more than the share price of a diversified fund.
Prepayment and Extension Risk.  To the extent an Underlying Fund invests in mortgage-backed or other asset-backed securities or in mortgage or hybrid REITs, it is subject to prepayment and extension risk.  When interest rates decline, borrowers tend to refinance their loans and mortgages.  When this occurs, the loans that back certain securities and mortgages may suffer a higher rate of prepayment and a REIT’s income and share price may decline.  This could cause a decrease in the Underlying Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally will increase a REIT and Underlying Fund’s sensitivity to interest rates and their potential for price declines.
Real Estate Investments Risk.  An Underlying Fund that invests in securities of companies engaged in the real estate industry is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REIT Risk.  In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass through” of net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and an Underlying Fund will indirectly bear a proportionate share of those fees and expenses.
Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price, the Underlying Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.

Sector Risk.  An Underlying Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.
Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.
Sovereign and Quasi-Sovereign Debt Securities Risk.  The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and an Underlying Fund’s net asset value, may be volatile.
Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.
Tax Risk.  The writing of call options by an Underlying Fund may significantly reduce or eliminate its, and thereby the Fund’s, dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause an Underlying Fund to recognize income or gains without a corresponding receipt of cash.
Undervalued Securities Risk.  An Underlying Fund may seek to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.
Valuation Risk.  The sales price an Underlying Fund could receive for a portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.  Fair valuation is subjective and different market participants may assign different values to the same security.
Yield Risk.  The yields received by an Underlying Fund on its investments will generally decline as interest rates decline.
Further Information on Investment Objectives, Principal Investment Strategies and Principal Risks of the Underlying Funds.  A concise description of the investment objectives, principal investment strategies, and a detailed description of the principal risks of each of the Underlying Funds and direct investments that are currently expected to be used for investment by the Fund as of the date of this prospectus is provided in “The Funds in Greater Detail” section.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the period shown, the highest quarterly return was 2.25% (for the quarter ended March 31, 2016) and the lowest quarterly return was -2.24% (for the quarter ended September 30, 2015).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	0.33%	1.39%
(Return After Taxes on Distributions)	-1.11%	0.00%
(Return After Taxes on Distributions and Sale of Fund Shares)	-0.07%	0.36%
Advisor Class Shares (Return Before Taxes)	4.84%	2.64%
BofA Merrill Lynch U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)	3.60%	2.26%
* The average annual total returns shown are for the period since the Fund’s commencement on 4/3/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. (“FIMCO”)
Portfolio Manager:  Clark D. Wagner, President of FIMCO, has served as the Portfolio Manager since the Fund’s inception in 2013.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

COVERED CALL STRATEGY FUND

Investment Objective:  The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.31%	0.26%	0.16%
Total Annual Fund Operating Expenses	1.36%	1.06%	0.96%
Fee Limitation and/or Expense Reimbursement[2]	0.06%	0.09%	0.12%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.30%	0.97%	0.84%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A, 0.97% for Advisor Class and 0.84% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$700	$975	$1,271	$2,111
Advisor Class shares	$99	$328	$576	$1,286
Institutional Class shares	$86	$294	$519	$1,167

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities.  Under normal circumstances, the Fund will write (sell) call options on at least 80% of the Fund’s total assets.  The Fund will normally write (sell) covered call options listed on U.S. exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income.  The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold).  The Fund’s equity investments will consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)), traded on U.S. securities exchanges.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (“ETFs”) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.
A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.  Covered call options may be sold up to the number of shares of the equity securities held by the Fund.
In selecting investments, the Fund’s subadviser considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or a potentially positive change in management; c) recent or anticipated fundamental improvements in industry environment; and d) in some circumstances, companies that are out of favor.  Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines.  The Fund’s subadviser considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.
The Fund may sell a security based on the following, among other criteria: a) a defined deterioration in operating fundamentals and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) a change in the stage of the market cycle.  The subadviser considers the period from one recession to the next recession a full market cycle.  The subadviser writes call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the strike price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options.  The writing of covered call options may result in frequent trading and a high portfolio turnover rate.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.
Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.
Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.
High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Tax Risk.  Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares performance for the past calendar year.  The table shows how the Fund’s average total returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 3.87% (for the quarter ended December 31, 2017) and the lowest quarterly return was 0.57% (for the quarter ended June 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	4.59%	6.20%
(Return After Taxes on Distributions)	4.35%	5.95%
(Return After Taxes on Distributions and Sale of Fund Shares)	2.79%	4.62%
Advisor Class Shares (Return Before Taxes)	11.40%	10.20%
Institutional Class Shares (Return Before Taxes)	11.57%	10.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	18.46%
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	13.00%	12.01%
* The average annual total returns shown are for the period since the Fund’s commencement on 4/1/16.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Ziegler Capital Management, LLC (“ZCM”) serves as subadviser to the Fund.
Portfolio Manager:  The Fund is managed primarily by Wiley D. Angell and Sean C. Hughes, CFA, at ZCM, who have served as the Fund’s portfolio managers since its inception in 2016.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

EQUITY INCOME FUND

Investment Objective:  The Fund seeks total return.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.17%	0.30%	0.11%	0.07%
Acquired Funds Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	2.04%	0.85%	0.81%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$691	$937	$1,202	$1,957
Class B shares	$607	$940	$1,298	$2,156
Advisor Class shares	$87	$271	$471	$1,049
Institutional Class shares	$83	$259	$450	$1,002

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$207	$640	$1,098	$2,156

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests, under normal circumstances, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.
The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.
The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as analyzing economic trends, interest rates, and industry diversification.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Call Options Risk. Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.
Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Undervalued Securities Risk.  The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 13.76% (for the quarter ended December 31, 2011) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	8.40%	11.00%	6.12%	--
(Return After Taxes on Distributions)	7.12%	9.81%	5.44%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	5.79%	8.38%	4.75%	--
Class B Shares (Return Before Taxes)	10.09%	11.14%	6.25%	--
Advisor Class Shares (Return Before Taxes)	15.53%	--	--	11.04%
Institutional Class Shares (Return Before Taxes)	15.49%	--	--	11.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	14.24%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  Sean Reidy has served as Portfolio Manager of the Fund since 2011.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

GLOBAL FUND

Investment Objective:  The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.24%	0.34%	0.14%	0.10%
Total Annual Fund Operating Expenses	1.49%	2.29%	1.09%	1.05%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$718	$1,019	$1,341	$2,252
Class B shares	$632	$1,015	$1,425	$2,425
Advisor Class shares	$111	$347	$601	$1,329
Institutional Class shares	$107	$334	$579	$1,283

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$232	$715	$1,225	$2,425

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.  At times the Fund may invest in forward foreign currency contracts in order to hedge against the currency exposure resulting from its investments in foreign securities, but it may choose not to for a variety of reasons, even under very volatile market conditions.
The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; hidden or unappreciated value; and/or quality of management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.
A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.
The Fund may engage in active and frequent trading, which may result in high portfolio turnover.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.
Here are the principal risks of investing in the Fund:
Derivatives Risk.  To the extent the Fund invests in forward foreign currency contracts it is exposed to a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if this technique had not been used.  These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.
Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	16.55%	9.67%	3.80%	--
(Return After Taxes on Distributions)	13.87%	7.77%	2.87%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	10.46%	6.91%	2.65%	--
Class B Shares (Return Before Taxes)	18.66%	9.81%	4.00%	--
Advisor Class Shares (Return Before Taxes)	24.23%	--	--	10.83%
Institutional Class Shares (Return Before Taxes)	24.13%	--	--	10.92%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	24.62%	11.40%	5.22%	10.53%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Wellington Management Company LLP (“Wellington Management”) serves as subadviser of the Fund.
Portfolio Manager:  The Fund is primarily managed by Nicolas M. Choumenkovitch, Senior Managing Director and Equity Portfolio Manager of Wellington Management, who has served as a Portfolio Manager for the Fund since 2007 and has been involved in portfolio management and securities analysis for the Fund since 2000, and by Tara Connolly Stilwell, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, who has been involved in portfolio management and securities analysis for the Fund since 2010.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

GROWTH & INCOME FUND

Investment Objective:  The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.18%	0.26%	0.11%	0.07%
Total Annual Fund Operating Expenses	1.16%	1.94%	0.79%	0.75%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$686	$922	$1,177	$1,903
Class B shares	$597	$909	$1,247	$2,062
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$77	$240	$417	$930

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$197	$609	$1,047	$2,062

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:  The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily invests in common stocks of large-size companies.  The Fund may also invest in mid- and small-size companies.  Some but not all of the companies the Fund invests in may regularly pay dividends.
The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and, thereafter, focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.
The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Undervalued Securities Risk.  The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	11.25%	11.54%	6.81%	--
(Return After Taxes on Distributions)	9.94%	10.26%	6.13%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	7.43%	8.83%	5.34%	--
Class B Shares (Return Before Taxes)	13.17%	11.76%	6.91%	--
Advisor Class Shares (Return Before Taxes)	18.51%	--	--	11.46%
Institutional Class Shares (Return Before Taxes)	18.54%	--	--	11.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	14.24%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.67%	14.04%	7.10%	12.06%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  The Fund is managed primarily by Edwin D. Miska, Director of Equities, who has served as Portfolio Manager of the Fund since 2002.  Evan Snyder has served as Assistant Portfolio Manager of the Fund since 2015.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

HEDGED U.S. EQUITY OPPORTUNITIES FUND

Investment Objective:  Total return and, secondarily, capital preservation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.69%	0.61%	0.59%
Total Annual Fund Operating Expenses	2.09%	1.76%	1.74%
Fee Limitation and/or Expense Reimbursement[2]	0.34%	0.34%	0.43%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.75%	1.42%	1.31%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.75% for Class A, 1.42% for Advisor Class and 1.31% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$743	$1,161	$1,605	$2,831
Advisor Class shares	$145	$521	$922	$2,045
Institutional Class shares	$133	$506	$904	$2,016

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers and investments that provide exposure to such securities, including exchange-traded funds.  The Fund defines U.S. issuers to include: (1) issuers that are incorporated or headquartered in the U.S.; (2) issuers whose securities are principally traded in the U.S.; (3) issuers with a majority of their business operations or assets in the U.S.; and (4) issuers who derive a majority of their revenues or profits from the U.S.  To a lesser extent, the Fund also may invest in the equity securities of foreign issuers, including emerging market issuers.  The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives.  The Fund may engage in active and frequent trading which may result in high portfolio turnover.
Wellington Management Company LLP, the Fund’s subadviser (“Wellington Management”), allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (“underlying styles”) to create a portfolio with broad market exposure.
Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility.  The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).
For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes.  The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington

Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.
In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks  to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.
The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles.  As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Derivatives Risk.  Futures and options involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the Fund’s volatility and expose it to significant costs.  The Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover its derivatives positions, which cannot be sold while the position they are covering is outstanding unless they are replaced with other assets of equal value.  Investments in derivatives may cause leverage and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.
Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.
Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETFs invest. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.
Hedging Risk.  Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential.  This will especially be true during periods of rapid or large market gains.  Hedging activities involve fees and expenses, which can further reduce the Fund’s returns.  If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, and/or create a loss.
High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to small-size company stocks at reasonable prices.
Multi-Style Risk.  The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund’s assets among the various underlying styles. The underlying styles may not always be complementary. The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities or in securities representing a specific investment philosophy which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment.
Quantitative Strategies Risk. Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect an investment’s value can change over time and these changes may not be reflected in the quantitative model.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Tax Risk.  The Fund’s activities in derivatives may significantly reduce or eliminate the amount of Fund dividends that generally qualify to be taxed to non-corporate shareholders at lower rates.  The Fund’s investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares performance for the past calendar year.  The table shows how the Fund’s average total returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available by visiting www.foresters.com or by calling 1(800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 4.02% (for the quarter ended March 31, 2017) and the lowest quarterly return was 1.32% (for the quarter ended September 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	5.78%	3.70%
(Return After Taxes on Distributions)	5.78%	3.70%
(Return After Taxes on Distributions and Sale of Fund Shares)	3.27%	2.82%
Advisor Class Shares (Return Before Taxes)	12.65%	8.48%
Institutional Class Shares (Return Before Taxes)	12.85%	8.62%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	21.13%	18.22%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.85%	0.70%
* The average annual total returns shown are for the period since the Fund’s commencement on 8/1/16.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Wellington Management Company LLP (“Wellington”) serves as subadviser to the Fund.
Portfolio Manager:  Kent M. Stahl, CFA, and Gregg R. Thomas, CFA, at Wellington have primarily managed the Fund since its inception in 2016.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

INTERNATIONAL FUND

Investment Objective:  The Fund primarily seeks long-term capital growth.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.30%	0.42%	0.20%	0.11%
Total Annual Fund Operating Expenses	1.58%	2.40%	1.18%	1.09%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$726	$1,045	$1,386	$2,345
Class B shares	$643	$1,048	$1,480	$2,533
Advisor Class shares	$120	$375	$649	$1,432
Institutional Class shares	$111	$347	$601	$1,329

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$243	$748	$1,280	$2,533

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies:  The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.  The Fund primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund may consider a company to be located in a particular country even if it is not domiciled in, or have its principal place of business in, that country if at least 50% of its assets are in, or it expects to derive at least 50% of its total revenue or profits from, goods or services produced in or sales made in that country.
The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.
In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.
Focused Portfolio Risk.  Because the Fund’s assets may be invested in a limited number of issuers its performance may be more volatile than other funds whose portfolios contain a larger number of securities.
Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.
Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small size company stocks at reasonable prices.
Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5 and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	24.11%	5.39%	2.14%	--
(Return After Taxes on Distributions)	24.08%	5.28%	1.95%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	13.68%	4.16%	1.59%	--
Class B Shares (Return Before Taxes)	26.51%	5.46%	2.34%	--
Advisor Class Shares (Return Before Taxes)	32.22%	--	--	6.07%
Institutional Class Shares (Return Before Taxes)	32.36%	--	--	6.24%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	25.62%	8.39%	2.42%	7.69%
MSCI EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	25.03%	7.90%	1.94%	7.20%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Vontobel Asset Management, Inc. (“Vontobel”), serves as the subadviser of the Fund.
Portfolio Manager:  The Fund is managed primarily by Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, who has served as Portfolio Manager of the Fund since 2016. Daniel Kranson and David Souccar, each an Executive Director, Senior Research Analyst and Portfolio Manager for Vontobel, have served as Deputy Portfolio Managers of the Fund since 2016.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

LONG SHORT FUND

Investment Objective:  The Fund seeks capital appreciation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	1.40%	1.40%	1.40%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	2.34%	2.12%	2.21%
Dividend and Interest Expenses on Securities Sold Short	1.26%	1.20%	1.20%
Total Annual Fund Operating Expenses	3.99%	3.52%	3.61%
Fee Limitation and/or Expense Reimbursement[2]	0.78%	0.65%	0.87%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	3.21%	2.87%	2.74%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, expenses related to short sales, including dividend and borrowing expenses, and extraordinary expenses, such as litigation expenses, if any) exceed 1.95% for Class A, 1.67% for Advisor Class and 1.54% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$880	$1,654	$2,443	$4,486
Advisor Class shares	$290	$1,020	$1,771	$3,749
Institutional Class shares	$277	$1,026	$1,795	$3,815

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  From the Fund’ s inception date, December 1, 2016, to its fiscal year end, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies:  The Fund utilizes a long/short investment strategy through investments in equity securities, primarily common stocks of U.S. issuers.  The Fund defines U.S. issuers to include issuers domiciled in the U.S. or issuers whose securities are traded on a U.S. exchange.  To a lesser extent, the Fund also may invest in equity securities of foreign issuers, primarily through American Depositary Receipts (“ADRs”).  The Fund may invest in companies of any market capitalization and also may invest in initial public offerings (“IPOs”).  At certain times, based on the currently existing market environment, Lazard Asset Management LLC, the Fund’s subadviser (“Lazard”), may not believe it is able to find sufficient opportunities to invest in equity securities and/or take short positions in equity securities and may determine to tactically shift the Fund’s portfolio to invest substantially in money market instruments, such as short-term U.S. Treasury securities and certificates of deposit.  The Fund may not pursue or achieve its investment objective at such times.  The Fund may engage in short-term trading which may result in high portfolio turnover.
Lazard’s approach in managing the Fund is based on its bottom-up relative-value philosophy. Under normal circumstances, the subadviser seeks to take long positions by investing in equity securities of companies it believes have strong and/or improving financial productivity that have attractive valuations.  Lazard seeks to complement these long positions with short positions in companies viewed by the subadviser to possess deteriorating fundamentals, unattractive valuations or other qualities warranting a short position, or as a sector or market hedge.  A short sale involves the sale of a security that the Fund borrows and does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date at a lower price and profiting from the price decline.  The use of short sales may result in leverage.  The Fund may use short positions to seek to increase returns or to reduce risk. The total gross exposure of the Fund will typically range from 0% to 200% of the Fund’s net asset value (“NAV”) and the net exposure of the Fund will typically range from -25% (net short exposure) to 100% (net long exposure) of its NAV.  As an example, if the Fund’s gross long exposure is 100% of its NAV and its gross short exposure is 75% of its NAV, the Fund would have a net long exposure of 25% of NAV.
The Fund is non-diversified.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.
Counterparty Credit Risk.  The Fund’s short strategy depends on counterparties from which the Fund borrows securities.  The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.
Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.
High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
IPO Shares Risk.  The prices of securities purchased in IPOs can be very volatile and are especially subject to the risk of decline.
Leverage Risk.  Engaging in short sales may cause leverage, which may magnify the Fund’s gains or losses.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions. Since the Fund will typically hold both long and short positions, the Fund will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.
Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Short Position Risk.  Short positions may involve substantial risks. If a security underlying a short position appreciates in value during the period of the Fund’s investment, there will be a loss to the Fund that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased long is limited to the amount paid for the security plus the transaction costs.  However, the Fund’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares performance for the past calendar year.  The table shows how the Fund’s average total returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available by visiting www.foresters.com or by calling 1(800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 2.80% (for the quarter ended March 31, 2017) and the lowest quarterly return was 0.49% (for the quarter ended June 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	-0.47%	-0.44%
(Return After Taxes on Distributions)	-0.47%	-0.44%
(Return After Taxes on Distributions and Sale of Fund Shares)	-0.27%	-0.33%
Advisor Class Shares (Return Before Taxes)	5.90%	5.44%
Institutional Class Shares (Return Before Taxes)	6.00%	5.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	22.33%
HFRX Equity Hedge Index (reflects no deductions for fees, expenses or taxes)	10.06%	9.43%
* The average annual total returns shown are for the period since the Fund’s commencement on 12/1/16.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Lazard Asset Management LLC (“Lazard”) serves as subadviser to the Fund.
Portfolio Manager:  Dmitri Batsev and Jerry Liu, CFA, each a Managing Director of Lazard, have primarily managed the Fund since its inception in 2016.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

OPPORTUNITY FUND

Investment Objective:  The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.20%	0.26%	0.18%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.97%	0.89%	0.79%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$691	$937	$1,202	$1,957
Class B shares	$600	$918	$1,262	$2,099
Advisor Class shares	$91	$284	$493	$1,096
Institutional Class shares	$81	$252	$439	$978

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$200	$618	$1,062	$2,099

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests primarily in mid- and small-size companies that the Fund’s investment adviser, Foresters Investment Management Company, Inc., believes offer strong growth opportunities.  The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.
The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.
The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	11.85%	12.63%	8.04%	--
(Return After Taxes on Distributions)	10.33%	11.00%	7.10%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	7.94%	9.65%	6.32%	--
Class B Shares (Return Before Taxes)	13.77%	12.87%	8.21%	--
Advisor Class Shares (Return Before Taxes)	19.00%	--	--	12.40%
Institutional Class Shares (Return Before Taxes)	19.15%	--	--	12.57%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%	12.82%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  The Fund is managed primarily by Edwin D. Miska, Director of Equities, who has served as Co-Portfolio Manager of the Fund since 2007 and by Steven S. Hill, who has served as either Portfolio Manager or Co-Portfolio Manager of the Fund since 2004.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

REAL ESTATE FUND

Investment Objective:  The Fund seeks total return.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.40%	0.33%	0.19%
Total Annual Fund Operating Expenses	1.45%	1.08%	0.94%
Fee Waiver and/or Expense Recoupment	None	-0.04%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Recoupment	1.45%	1.12%	1.00%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$714	$1,007	$1,322	$2,210
Advisor Class shares	$114	$347	$599	$1,321
Institutional Class shares	$102	$306	$526	$1,160

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies principally engaged in the real estate industry and/or investments that provide exposure to such companies.  For purposes of this 80% policy, other equity securities may include, without limitation, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock.
The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the only REITs the Fund intends to invest in are U.S. exchange-listed REITs.  The Fund typically will invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgage pools) and/or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).
The Fund may, to a lesser extent, invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.
The Fund generally uses a “bottom-up” approach in selecting investments that entails performing fundamental analyses to identify securities that the Fund’s adviser believes can achieve superior returns, with a focus on companies with high, consistent return on invested capital, recurring operating income and strong capital structure.  The Fund will generally consider investments that meet one or more of the following criteria: discount to intrinsic value, attractive valuation relative to industry peers or the presence of a potential stock-specific catalyst.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.
The Fund will concentrate its investments in the real estate industry.  The Fund is non-diversified.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Industry Concentration Risk. The Fund’s strategy of concentrating its investments in issuers engaged in the real estate industry means that the Fund’s performance will be closely tied to the performance of that market segment.  The Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the real estate industry than a less concentrated fund.
Interest Rate Risk.  In general, when interest rates rise, the market values of real estate and real estate companies decline.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  Liquidity risk is heightened for real estate companies and REITs with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages.
Market Risk.  The prices of equity securities, including securities issued by REITs,  may decline or experience volatility over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with securities of mid- and small-size companies is generally greater than that associated with securities of larger, more established issuers because securities of mid- and small-size issuers tend to experience sharper price fluctuations.  At times, it may be difficult to sell securities of mid-to small-size issuers at reasonable prices.
Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers. This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, mortgages may suffer a higher rate of prepayment and a mortgage or hybrid REIT’s income and share price may decline.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which generally increases a mortgage or hybrid REIT’s sensitivity to interest rates and its potential for price declines.
Real Estate Investments Risk.  The Fund is subject to the risks related to investments in real estate,  including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REIT Risk.  In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 6.83% (for the quarter ended March 31, 2016) and the lowest quarterly return was -2.64% (for the quarter ended September 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	-4.80%	-1.17%
(Return After Taxes on Distributions)	-5.46%	-2.19%
(Return After Taxes on Distributions and Sale of Fund Shares)	-2.63%	-1.41%
Advisor Class Shares (Return Before Taxes)	1.26%	1.36%
Institutional Class Shares (Return Before Taxes)	1.46%	1.47%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)	3.76%	3.50%
* The average annual total returns shown are for the period since the Fund’s commencement on 4/6/15.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  Vincent Kwong, CFA, has served as portfolio manager since the Fund’s inception in 2015.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

SELECT GROWTH FUND

Investment Objective:  The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.21%	0.27%	0.10%	0.08%
Total Annual Fund Operating Expenses	1.25%	2.01%	0.84%	0.82%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$695	$949	$1,222	$1,999
Class B shares	$604	$930	$1,283	$2,142
Advisor Class shares	$86	$268	$466	$1,037
Institutional Class shares	$84	$262	$455	$1,014

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$204	$630	$1,083	$2,142

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.
Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.
Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Focused Portfolio Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios may contain a larger number of securities.
Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.11% (for the quarter ended March 31, 2012) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	24.57%	14.86%	6.08%	--
(Return After Taxes on Distributions)	22.11%	13.13%	5.28%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	15.94%	11.36%	4.61%	--
Class B Shares (Return Before Taxes)	27.17%	15.11%	6.25%	--
Advisor Class Shares (Return Before Taxes)	32.67%	--	--	15.69%
Institutional Class Shares (Return Before Taxes)	32.72%	--	--	15.82%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%	15.84%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. is the Fund’s investment adviser and Smith Asset Management Group, L.P. (“Smith”) serves as subadviser of the Fund.
Portfolio Manager:  The Fund is managed primarily by a team of investment professionals at Smith, which includes the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer; John D. Brim, CFA, President and Portfolio Manager; and Eivind Olsen, CFA, Portfolio Manager.  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

SPECIAL SITUATIONS FUND

Investment Objective:  The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.79%	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.22%	0.31%	0.18%	0.08%
Total Annual Fund Operating Expenses	1.31%	2.10%	0.97%	0.87%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$701	$966	$1,252	$2,063
Class B shares	$613	$958	$1,329	$2,229
Advisor Class shares	$99	$309	$536	$1,190
Institutional Class shares	$89	$278	$482	$1,073

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$213	$658	$1,129	$2,229

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  The Fund may invest in stocks of mid-size or large companies.  The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks and in real estate investment trusts (“REITs”).
The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.
The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests.  In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
REIT Risk.  In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell small-to-mid-size company stocks at reasonable prices.
Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund was managed by a subadviser prior to September 23, 2013.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.75% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	10.90%	11.75%	7.71%	--
(Return After Taxes on Distributions)	10.20%	10.09%	6.74%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	6.76%	8.88%	6.09%	--
Class B Shares (Return Before Taxes)	12.75%	11.93%	7.90%	--
Advisor Class Shares (Return Before Taxes)	18.02%	--	--	12.13%
Institutional Class Shares (Return Before Taxes)	18.18%	--	--	12.34%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%	12.13%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%	11.14%
* The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc.
Portfolio Manager:  Steven S. Hill has served as Portfolio Manager of the Fund since September 2013.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

TOTAL RETURN FUND

Investment Objective:  The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.
Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.20%	0.24%	0.11%	0.08%
Total Annual Fund Operating Expenses	1.19%	1.93%	0.80%	0.77%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A shares	$689	$931	$1,192	$1,935
Class B shares	$596	$906	$1,242	$2,062
Advisor Class shares	$82	$255	$444	$990
Institutional Class shares	$79	$246	$428	$954

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$196	$606	$1,042	$2,062

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies:  The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.
Once the asset allocation for stocks, bonds and money market instruments has been set, Foresters Investment Management Company, Inc. (“Adviser”) uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Adviser considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Fund’s investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed and other asset-backed securities.  The Adviser selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Adviser may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.
To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund. High yield bonds include bonds that are rated below Baa3 by Moody’s Investor Services, Inc. or below BBB- by Standard & Poor’s Rating Services as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis.  In managing its portion of the Fund, Muzinich focuses on investments it believes can generate attractive and consistent income.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.
In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.
The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.
Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.  Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid-to-small-size company stocks at reasonable prices.
Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to January 31, 2018, Muzinich did not serve as a subadviser to the Fund.  Updated performance information is available by visiting www.foresters.com or by calling  1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
Class A Shares
(Return Before Taxes)	5.26%	6.84%	5.72%	--
(Return After Taxes on Distributions)	4.22%	5.72%	4.84%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	3.45%	4.98%	4.28%	--
Class B Shares (Return Before Taxes)	6.83%	6.98%	5.75%	--
Advisor Class Shares (Return Before Taxes)	12.06%	--	--	7.42%
Institutional Class Shares (Return Before Taxes)	12.09%	--	--	7.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	14.24%
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	3.63%	2.13%	4.06%	2.27%
* The average annual total returns shown for Advisor and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Adviser:  Foresters Investment Management Company, Inc. (“FIMCO”) is the Fund’s investment adviser and Muzinich serves as the subadviser to a portion of the Fund.
Portfolio Manager:  The Fund assets managed by FIMCO are managed primarily by Edwin D. Miska, Director of Equities and Rajeev Sharma, Director of Fixed Income.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Sharma has served as Portfolio Manager of the Fund since 2017.  The portion of the Fund managed by Muzinich is managed primarily by Clinton Comeaux and Bryan Petermann, Portfolio Managers of the Fund since 2018.
Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 105 of this prospectus.

Other Important Information

Purchase and Sale of Fund Shares:  You may purchase or redeem shares of the Funds on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Funds’ transfer agent at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837; or calling the Funds’ transfer agent at 1(800)423-4026.  The minimum initial purchase for Class A shares, Class B shares and Advisor Class shares is $1,000.  The minimum initial purchase for Institutional Class shares is $2,000,000.  The minimum initial purchase is reduced for certain types of accounts and also for accounts that are eligible to be opened under a systematic investment plan.  Subsequent investments can be made in any U.S. dollar amount.

Tax Information:  The Funds’ distributions are generally taxable, and will be taxed to you as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case the withdrawal of your investment from a tax-deferred arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:  The Funds are primarily sold to retail investors through their principal underwriter, Foresters Financial Services, Inc. (“FFS”), which is an affiliate of the Funds’ adviser, and both are subsidiaries of the same holding company.  FFS representatives receive compensation for selling the Funds.  The Funds also may be sold through unaffiliated broker-dealers and other financial intermediaries, that receive compensation for selling First Investors Funds.  These payments may create a conflict of interest by influencing representatives, broker-dealers or other financial intermediaries to recommend First Investors Funds over other funds.  For more information ask your representative or your financial intermediary, see the Funds’ Statement of Additional Information or visit Foresters Financial’s or your financial intermediary’s website.

THE FUNDS IN GREATER DETAIL

The following sections provide more information about the investment objectives, principal investment strategies and principal risks of each of the Funds covered by this prospectus.
The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action upon the recommendation of the Funds’ investment adviser when the adviser believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

BALANCED INCOME FUND

What are the Balanced Income Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Principal Investment Strategies:
The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund will invest approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”), and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.
The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.  Once the asset allocation for bonds, stocks and money market instruments has been set, the Adviser uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in bonds will be comprised primarily of investment-grade corporate bonds.  The Fund defines investment-grade corporate bonds as those that are rated within the four highest ratings categories by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Adviser to be of equivalent quality .  The Adviser will also invest in other types of bonds and other debt securities, including U.S. Government securities, U.S. Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the U.S. Government, and mortgage-backed securities.  The Adviser selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.
To a lesser extent the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in ETFs.
High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).   High yield securities may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.  Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund may invest in bonds of any maturity or duration.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund’s investment in stocks are normally diversified among common stocks of large-, mid-, and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Adviser considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Adviser may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information about the Fund’s holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Allocation Risk:
The  allocation of the Fund’s investments may have a significant effect on its performance.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in bonds when the bond market is falling and the stock market is rising.
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage- and other asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rated category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again.  Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Derivatives Risk:
Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can result in leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Dividend Risk:
At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their net asset value.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is the measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.
Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.
There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.
Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.
Prepayment and Extension Risk:
The Fund is subject to prepayment and extension risk since it invests in mortgage- and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of mortgage-backed and other asset-backed securities may be difficult to predict and may increase their price volatility.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations, which may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FLOATING RATE FUND

What are the Floating Rate Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks a high level of current income.
Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (typically annually or more frequently).  The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in U.S. dollar denominated senior secured floating rate loans and/or bonds.  A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire floating rate loans as assignments from lenders.
The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as “high-yield” or “junk” bonds) that the subadviser believes have attractive risk/reward characteristics and which are issued by U.S. corporations and/or foreign corporations in U.S. dollars.  The subadviser generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations.  Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates.  In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.  The subadviser believes that the Fund’s short duration approach potentially reduces the risk to the portfolio if interest rates rise.
As part of the Fund’s below investment grade debt instruments investment strategy, the subadviser generally invests in instruments that are rated BB+ through B- by Standard & Poor’s Ratings Services or Ba1 through B3 by Moody’s Investors Service, Inc., or an equivalent quality rating from another nationally recognized statistical ratings organization, or which are deemed to be of equivalent credit quality by the subadviser.  To a lesser extent, the Fund may invest in securities below these ranges.  Bank loans (which are types of floating rate instruments) are a form of financing for corporations that (1) are typically secured by specific collateral or assets of the issuer or borrower, (2) will usually have claims senior to those of other parties who hold unsecured instruments, and (3) will feature interest rates that adjust or “float” periodically (generally with reference to a base lending rate such as LIBOR, plus a premium).  The Fund primarily invests in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.
Although the subadviser will consider ratings assigned by ratings agencies in selecting loans and/or bonds, it relies principally on its own research and investment analysis.  By applying a rigorous bottom-up evaluation of each company and each loan or security in the Fund’s portfolio, the subadviser seeks to reduce the risk of default inherent in such high yield securities.  The subadviser believes that by diversifying the Fund’s portfolio securities, the impact of potential default can be reduced.  The subadviser considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy.  Some of the factors the Fund may consider include: the overall economic outlook; the outlook for an issuer’s industry and an issuer’s competitive position therein; a company’s managerial strength and commitment to debt repayment; a company’s anticipated cash flow; a company’s debt maturity schedules; a company’s borrowing requirements; a company’s use of borrowing proceeds; a company’s asset coverage; a company’s earnings prospects; impacting legislation, regulation, or litigation; and the strength and depth of the protections afforded the lender through the documentation governing the bank loan or bond issuance.
The Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations.  The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.
The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of bonds and other debt securities, including loans, will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.
Floating Rate Loan Risk:
The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default,

it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.
Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  Difficulty in selling a floating rate loan can result in a loss.  Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may present a risk regarding the Fund’s ability to timely honor redemptions.  Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.
High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.  Generally, there is less readily available, reliable public information about the loans.  Therefore, the Fund may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Foreign Loan Risk:
A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.
High Yield Securities Risk:
High yield bonds and other types of high yield securities, including floating rate loans, have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of high yield bonds and other debt securities, including loans, are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.
Floating rate loans and bonds generally are less sensitive to short-term interest rate changes than fixed-rate instruments, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Floating rate securities with longer interest rate reset periods generally will experience greater fluctuation in value as a result of changes in market interest rates.  The impact of interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”).  So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates generally will not affect the yield on such loans.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Less liquid securities typically are harder to value.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently and their value may be impaired when the Fund needs to liquidate these loans.  High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  Assignments of bank loans and bonds also may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.
Market Risk:
The entire high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds and other high yield debt securities held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND FOR INCOME

What are the Fund For Income’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks high current income.
Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, special purpose entities that are used to finance capital investment, sales or leases of equipment, loans or other programs and firms with heavy debt loads.  High yield securities may be backed by receivables or other assets.  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”).

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis.  The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.  The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.
Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of bonds and other debt securities, including syndicated loans, will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer to fail to make timely payments of interest or principal.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.
Floating Rate Loan Risk:
The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.
Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  Difficulty in selling a floating rate loan can result in a loss.  Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may present a risk regarding the Fund’s ability to timely honor redemptions.  Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.
High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.  Generally, there is less readily available, reliable public information about the loans.  Therefore, the Fund may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of high yield bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.
Floating rate securities generally are less sensitive to short-term interest rate changes than fixed-rate instruments, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments. Floating rate securities with longer interest rate reset periods generally will experience greater fluctuations in value as a result of changes in market interest rates. The impact of interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”).  So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates generally will not affect the yield on such loans.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Less liquid securities typically are harder to value.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently and their value may be impaired when the Fund needs to liquidate these loans.  High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  Assignments of bank loans and bonds also may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.
Market Risk:
The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds and other high yield debt securities held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or experience difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOVERNMENT FUND

What are the Government Fund’s objective, principal investment strategies and principal risks?
Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The Fund may invest in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities that are sponsored or chartered by the U.S. Government but whose securities are backed solely by the credit of the issuing agency or instrumentality or the right of the issuer to borrow from the U.S. Treasury.  U.S. Government Securities may include mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes, which are backed by the full faith and credit of the U.S. Government and mortgage-backed securities issued or guaranteed by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), which are not backed by the full faith and credit of the U.S. Government.  To a lesser extent, the Fund may invest in municipal securities and non-government investment grade securities that are rated AA or above by Standard and Poor’s Rating Services or Aa2 or above by Moody’s Investor Service, Inc.  The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund uses a “top-down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government Securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.  The Fund may engage in short-term trading, which may result in high portfolio turnover.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Call Risk:
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again.  Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Derivatives Risk:
Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments may create leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
High Portfolio Turnover Risk:
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and have a negative impact on its performance.
Interest Rate Risk:
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Less liquid securities typically are harder to value.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Market Risk:
The prices of the securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, changes in investor sentiment and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in the debt market size and structure.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  Legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and other economic conditions that threaten the ability of municipalities to raise taxes or obtain other sources of revenue to back their securities may impact the Fund’s returns or the ability of the municipal issuer to pay interest or principal.
Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.
Prepayment and Extension Risk:
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages and the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their mortgages less quickly, which generally will increase the Fund’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the prices of mortgage-backed securities may be difficult to predict and may increase their price volatility.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations, which may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GOVERNMENT CASH MANAGEMENT FUND

What are the Government Cash Management Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Principal Investment Strategies:
The Fund intends to operate as a “government money market fund” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund will invest at least 99.5% of its total assets in (i) U.S. government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities.  In addition, under normal circumstances the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. U.S. government securities include: U.S. Treasury bills and notes; other obligations that are issued by the U.S. government, its agencies or instrumentalities, including securities that are issued by entities chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury, including the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks and Federal Farm Credit Banks; and obligations that are issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in fixed,variable and floating rate instruments.

The Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements applicable to a “government money market fund” under Rule 2a-7 under the 1940 Act.  The Fund will invest only in securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations.  The dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of the Fund will not exceed 60 and 120 days, respectively.  The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value per share price.
The Fund will only purchase securities that have been determined to present minimal credit risk.  In making such a determination, the Fund may consider the credit ratings assigned to securities by ratings services.  If, after purchase, the credit quality of an investment deteriorates, the Fund’s investment adviser or, where required by applicable law and regulations, the Fund’s Board of Trustees, will decide whether the investment should be held or sold.  All portfolio instruments purchased by the Fund will be denominated in U.S. dollars.
“Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.  While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time and currently has no intention of doing so.
Information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
Any investment carries with it some level of risk.  Although the Fund tries to maintain a $1.00 net asset value share price, it cannot guarantee it will do so.  It is possible to lose money by investing in the Fund.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of a security will be unable or unwilling to pay interest or principal when due.  The value of a security will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again.  Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Interest Rate Risk:
The Fund’s NAV could decline below $1.00 per share because of a change in interest rates.  Like the values of other debt instruments, the market values of U.S. government securities are affected by changes in interest rates.  When interest rates rise, the market values of U.S. government securities generally decline; and when interest rates decline, the market values of U.S. government securities generally increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  The price volatility of U.S. government securities also depends on their maturities and durations.  Generally, the longer the maturity and duration of a U.S. government security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.

Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.
Market Risk:
The prices of securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political regulatory developments, changes in investor sentiment, economic instability and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in debt market size and structure.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders or cause the Fund’s NAV to decline below $1.00 per share.  The risk of loss increases if the redemption requests are unusually large or frequent.
Supply issues within the U.S. Treasury securities market could arise as demand increases for U.S. government securities.
Repurchase Agreement Risk:
A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.  The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates.  The use of repurchase agreements involves credit risk and counterparty risk. If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.
In the event of default by a seller under a repurchase agreement collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price.
Yield Risk:
The yields received by the Fund on its investments will generally decline as interest rates decline.  The Adviser has voluntarily waived advisory fees and reimbursed expenses to maintain a minimum daily net yield for the Fund.  The Adviser is under no obligation to continue doing so and the Fund’s yield may fall below zero.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INTERNATIONAL OPPORTUNITIES BOND FUND

What are the International Opportunities Bond Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks total return consisting of income and capital appreciation.
Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.  The Fund may invest in fixed-rate and floating rate securities.  The Fund will primarily invest its assets in debt securities (including fixed-rate and floating rate securities) of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  To a lesser extent, the Fund may invest in emerging markets.

Any country that, at the time a security is purchased, has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the Citigroup World Government Bond Index will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets one or more of the following criteria:  has a class of its securities listed in a developed country; is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in a developed country; derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more developed countries; or maintains 50% or more of its assets in one or more developed countries.
The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.  The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.
The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.
The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.  Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of ten years, its value can be expected to fall about 10% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 10% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.  Duration is typically not equal to maturity.
The Fund is non-diversified.
The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.
Currency Risk:
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.  The Fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.  A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.
Derivatives Risk:
Forward contracts and futures involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of potential losses are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  These investment techniques may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can result in leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind or value in the absence of a secondary trading market.
Emerging Markets Risk:
The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.  There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  In addition, there may be less information available regarding emerging market securities to make investment decisions.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.  Some foreign governments may default on principal and interest payments.  Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Fund to pursue its rights against a foreign government in that country’s courts.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.    During times of economic stress, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Floating rate bonds generally are less sensitive to short-term interest rate changes than fixed-rate bonds, but could remain sensitive over the short term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments. Floating rate securities with longer interest rate reset periods generally will experience greater fluctuations in value as a result of changes in market interest rates.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Liquidity Risk:
The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell the securities at a loss, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a time and price that would be beneficial to the Fund, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Market Risk:
The prices of the securities held by the Fund may decline in response to certain events, such as general economic and market conditions, an economic downturn, adverse political or regulatory developments and a change in interest rates.  These events may lead to periods of volatility, which may be exacerbated by changes in the debt market size and structure.  There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Non-Diversification Risk:
The Fund is non-diversified and, as such its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The Fund’s share price can therefore be expected to fluctuate more than the share price of a diversified fund.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Sovereign and Quasi-Sovereign Debt Securities Risk:
Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in other types of debt obligations. The issuers of sovereign or quasi-sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of such debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their debts.
Supranational Risk:
Supranational organizations are entities designated or supported by a government or government group to promote economic development.  Supranational organizations have no taxing authority and are dependent on their members for payment of interest and principal.  Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.  Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.
Valuation Risk:
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair value methodology.
Fair valuation is inherently subjective and different market participants may assign different values to the same security.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the investment or had used a different valuation methodology.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT GRADE FUND

What are the Investment Grade Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of equivalent quality.  The Fund will not necessarily sell an investment if its rating is reduced.

The Fund invests primarily in investment grade corporate bonds.  The Fund may also invest in other investment grade securities including securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government) and mortgage-backed and other asset-backed securities.   The Adviser attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Adviser considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Adviser also considers ratings assigned by ratings services in addition to its own research and investment analysis.  The Adviser usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.
The Adviser may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.
To a lesser extent the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in exchange traded funds (“ETFs”).  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).   High yield securities

may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.
Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.
The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the

United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Derivatives Risk:
Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments may create leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.
Market Risk:
The prices of the securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure.  There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Prepayment and Extension Risk:
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Fund’s sensitivity to interest rates and its potential for price declines.    The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.
Sector Risk:
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIMITED DURATION BOND FUND

What are the Limited Duration Bond Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks current income consistent with low volatility of principal.
Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.  For purposes of the 80% policy, investment grade bonds also include other investment grade fixed-income securities.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days notice before changing this 80% policy.
The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of equivalent quality.
The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Adviser attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Adviser considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Adviser also considers ratings assigned by ratings services in addition to its own research and investment analysis.  The Adviser will not necessarily sell an investment if its rating is reduced.  The Adviser usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.
To a lesser extent the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co., Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Adviser to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in exchange-traded funds (“ETFs”).
High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).   High yield securities may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.  Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.
The Adviser seeks for the Fund to maintain an average weighted duration of between two and six years.  Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.  Duration is typically not equal to maturity.  The Adviser may adjust the average weighted duration based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.
Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.  The Fund may invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.    Here are the principal risks of investing in the Fund:
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.

During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Derivatives Risk:
Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments may create leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Market Risk:
The prices of the securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.
There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.
Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.
Prepayment and Extension Risk:
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Fund’s sensitivity to interest rates and its potential for price declines.    The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.
Sector Risk:
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

STRATEGIC INCOME FUND

What are the Strategic Income Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks a high level of current income.
Principal Investment Strategies:
The Fund is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds  that currently exist or may become available for investment in the future for which Foresters Investment Management Company, Inc. (the “Adviser” or “FIMCO”), acts as the investment adviser (“Underlying Funds”).  The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.
The Fund has the flexibility to invest in various combinations of Underlying Funds and will have exposure to a variety of fixed income securities, floating rate securities, equity securities, and other instruments by investing through a combination of the Underlying Funds.  The income-related Underlying Funds are currently composed of the First Investors Government Cash Management Fund, First Investors Limited Duration Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise (“GSE”) securities (which may not be backed by the full faith and credit of the U.S. Government), corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.  The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).  An Underlying Fund may, at times, engage in short-term trading, which may result in high portfolio turnover.  The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund, which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).
The Fund will primarily invest in the Underlying Income Funds.  The Fund seeks to achieve its investment objective by investing within specified ranges among the Underlying Funds.  While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds.  The allocation to the

Underlying Equity Funds adds diversification to the Fund and may enhance returns, but may increase volatility to the Fund.
The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund (within a range of 0%-40%), First Investors Investment Grade Fund (within a range of 0%-40%), First Investors Fund For Income (within a range of 0%-50%), First Investors Floating Rate Fund (within a range of 0%-40%), First Investors Government Fund (within a range of 0%-35%) and First Investors International Opportunities Bond Fund (within a range of 0%-40%) and, to a lesser degree, in the First Investors Tax Exempt Income Fund (within a range of 0%-15%), First Investors Tax Exempt Opportunities Fund (within a range of 0%-15%), First Investors Government Cash Management Fund (within a range of 0%-20%), First Investors Equity Income Fund (within a range of 0%-15%), First Investors Real Estate Fund (within a range of 0%-15%) and First Investors Covered Call Strategy Fund (within a range of 0%-15%).  Under normal circumstances, the Fund will not invest more than 50% of its net assets in the First Investors Fund For Income and First Investors Floating Rate Fund in the aggregate.  The Fund typically will be rebalanced as needed if the actual allocations differ from the target allocation by 5% or more.  Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.
The Fund will invest in particular Underlying Funds based on various criteria.  The Fund will adjust the allocation to the Underlying Funds based upon a relative value analysis that takes into account, among other things, the Underlying Funds’ respective investment objectives, policies, investment strategies and asset class and sector exposures in light of the overall outlook for the economy.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors as well as the macroeconomic outlook, interest rate forecasts, relative valuation levels in the equity and fixed income markets, and predicted areas of economic growth.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.  In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of GSEs (some of which are not backed by the full faith and credit of the U.S. Government).  The Fund also may invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).
The particular Underlying Funds in which the Fund may invest, the asset allocation percentages and particular ranges, and investments in the Underlying Funds may change from time to time without shareholder approval or notice.  The Fund may invest up to 5% of its total assets in additional Underlying Funds that are not specifically described in this prospectus.
The Fund may purchase or sell shares of the Underlying Funds to: (a) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; (b) maintain or modify the allocation of its assets among the Underlying Funds, and (c) accommodate purchases and sales of its shares.
Although the Fund normally seeks to remain substantially invested in the Underlying Funds, the Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).  For information regarding each Underlying Fund’s policies and procedures with respect to disclosure of its portfolio holdings, see the applicable Underlying Fund’s prospectus.
The Statement of Additional Information also describes non-principal investment strategies that the Fund and Underlying Funds may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  The Fund should not be relied upon as a complete investment program.  Stated allocation ranges may be subject to change.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Affiliated Persons.  In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds.  The Adviser, FFS and their affiliates are compensated by the Fund and by the Underlying Funds for advisory, principal underwriting and other services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to the Adviser and its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser is also responsible for managing the Underlying Funds.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio manager may also manage some of the Underlying Funds and may also receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.
Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon the portfolio manager’s skill in determining the Fund’s asset allocation mix and selecting the Underlying Funds.  There is the possibility that the portfolio manager’s selection of Underlying Funds and allocation of the Fund’s assets among the Underlying Funds may cause the Fund to perform differently than the overall market and may not meet the portfolio manager’s expectations.
Direct Investments.  Since the Fund may invest directly in instruments such as commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of GSEs and in U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Security Selection Risk and Yield Risk.  These risks are described below.
Expenses.  You may invest in the Underlying Funds directly.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.
Investing in the Underlying Funds.  The investments of the Fund are focused on the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Adviser.  The value of the Underlying Funds’ investments and the net asset values (“NAV”) of the shares of both the Fund and Underlying Funds (except the First Investors Government Cash Management Fund) are expected to fluctuate in response to various market and economic factors related to the income and equity markets, as well as the financial condition of issuers in which the Underlying Funds invest.  There is no assurance that the Fund’s objective or the Underlying Funds’ objectives will be achieved.
Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See the “Principal Risks of the Underlying Funds” below.
Descriptions of the Underlying Funds:
For a description of the investment objectives and principal investment strategies of the Underlying Income Funds, except for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, and the Underlying Equity Funds, please refer to the discussion of each Underlying Fund in the “Funds in Greater Detail” section of this prospectus.  The following is a description of: (1) the investment objectives and principal investment strategies of the Tax Exempt Income Fund and Tax Exempt Opportunities Fund and (2) the risks associated with the Underlying Funds that currently are expected to be used for investment by the Fund as of the date of this prospectus.  The Fund may also invest in other Underlying Funds not described herein that currently exist or may become available for investment in the future at the discretion of the Adviser without shareholder approval or notice.
Tax Exempt Income Fund:
Investment Objective:  The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).
Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item.  However, the Fund typically attempts to invest all of its assets in such securities.  The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.
The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase.  The Fund may invest in securities insured against default by independent insurance companies.  The Fund also may invest in derivatives, including: inverse floaters, interest rate swaps, futures and options on futures to increase income, hedge against interest rate changes or enhance potential return.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investor Services, Inc. or below BBB- by Standard and Poor’s Rating Services and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.  In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, duration, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to adjust the Fund’s sensitivity to changes in interest rates (duration), replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser and Green Square generally consider taxes in deciding whether to sell an investment.
Tax Exempt Opportunities Fund:
Investment Objective:  The Fund seeks a high level of interest income that is exempt from federal income tax and is not a Tax Preference Item and, secondarily, total return.
Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item.  However, the Fund typically attempts to invest all of its assets in such securities.
The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.
The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase.  The Fund may invest in securities insured against default by independent insurance companies.  The Fund also may invest in derivatives, including: inverse floaters, interest rate swaps, futures and options on futures to increase income, hedge against interest rate changes or enhance potential return.
The Adviser seeks total return for the Fund through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Adviser may, at times, engage in short-term trading within the Fund, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.  High yield bonds include those that are rated below Baa3 by Moody’s Investor Services, Inc. or below BBB- by Standard and Poor’s Rating Services and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.  In addition, the Adviser may also invest in exchange-traded funds (“ETFs”) that could expose the Fund to high yield securities.
In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, duration, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to adjust the Fund’s sensitivity to changes in interest rates (duration), replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser and Green Square generally consider taxes in deciding whether to sell an investment.
Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.
Principal Risks of the Underlying Funds:
The target and asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change.  Such changes may cause the Fund to be subject to additional or different risks than the risks listed below.

Listed below are the principal risks of the Fund’s direct investments and investments in the Underlying Funds as well as the name of each Underlying Fund that may be subject to such principal risk.
American Depositary Receipts Risk:
ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, differences in accounting, auditing and financial reporting standards and governmental regulations, and the potential for political and economic instability.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national markets and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary; a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of depositary receipts.  The securities underlying depositary receipts may trade on foreign exchanges at times when U.S. markets are not open for trading and the value of depositary receipts may not track the price of the underlying securities.
Investments in the Covered Call Strategy Fund are subject to American Depositary Receipts Risk.
Call Risk:
During periods of falling interest rates, an issuer of a callable bond held by an Underlying Fund may “call” or repay the security before its stated maturity.  An Underlying Fund would then lose any price appreciation above the bond’s call price and the Underlying Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.
Investments in the Government Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund are subject to call risk.
Call Options Risk:
Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  An Underlying Fund that writes call options will give up the opportunity to benefit from potential increases in the value of the asset above the strike price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of an Underlying Fund asset. In addition, the Underlying Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Underlying Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Underlying Fund may be unable to write options.  An Underlying Fund’s ability to write covered call options will be limited by the number of shares of equity securities it holds.
Investments in the Equity Income Fund and Covered Call Strategy Fund are subject to Call Options Risk.
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans, or in the case of insured securities, the quality of the insurer.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.  Lower quality debt securities generally tend to be more sensitive to these changes.  The lowest rated category of investment grade debt securities may have speculative characteristics.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by GSEs that are not backed by the full faith and credit of the U.S. Government.  The securities issued by GSEs are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again.  Congress may continue to consider legislation that would alter the activities or operations of Fannie Mae and Freddie Mac.  The resulting reform legislation, if enacted, may impact the credit risk associated with Fannie Mae and Freddie Mac securities.
In the case of municipal securities, a municipal issuer’s ability to pay interest and principal when due may be adversely affected by a variety of factors, including but not limited to:
(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.
A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.
An Underlying Fund may purchase or hold insured securities.  Such insurance is intended to reduce credit risk.  However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures.  Moreover, most municipal securities insurers have had their credit ratings downgraded and/or have negative outlooks on their ratings.  In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may decrease the credit risk of investments held by an Underlying Fund, it decreases the Underlying Fund’s yield as the Underlying Fund must pay for the insurance directly or indirectly.
Investments in the Underlying Income Funds and securities the Fund may invest in directly are subject to credit risk.

Currency Risk:
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.  An Underlying Fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.  A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.
Investments in the International Opportunities Bond Fund are subject to currency risk.
Derivatives Risk:
The use of derivatives involve specific risks, which can increase the volatility of the Fund’s share price, create leverage and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used, including due to the risk that a counterparty to a transaction may default on its obligations.  There may be an imperfect correlation between the price of a derivative and the market value of the securities held by an Underlying Fund or the price of the assets hedged or used for cover.  These investment techniques may limit any potential gain that might result from an increase in the value of the hedged position.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Investments in derivatives may cause leverage and magnify potential losses. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Futures Contracts Risk.  The prices of futures contracts and options on futures contracts can be highly volatile; using them can lower total return; and the potential loss from futures can exceed an initial investment in such contracts.
Forward Contracts Risk.  Forward currency transactions include risks associated with fluctuations in foreign currency, which may cause exposure to the risk of currency exchange loss.  Forward contracts may be subject to counterparty risk.  If a default occurs, a party may have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the party’s rights as a creditor.
Inverse Floaters Risk.  An investment in inverse floaters may be volatile.  Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.
Options Risk.  Options may be subject to counterparty risk and the risk that a purchaser could lose the purchase price of the option or be subject to initial and variation margin requirements, which may be substantial.
Interest Rate Swaps Risk.  The use of interest swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Investments in the Limited Duration Bond Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund and instruments the Fund may invest in directly are subject to derivatives risk.

Dividend Risk:
At times, an Underlying Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, an Underlying Fund may not have sufficient income to pay its shareholders regular dividends.
Investments in the Equity Income Fund and the Covered Call Strategy Fund are subject to dividend risk.
Emerging Markets Risk:
The risks of an Underlying Fund investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.  There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  In addition, there may be less information available regarding emerging market securities to make investment decisions.
Investments in the International Opportunities Bond Fund are subject to emerging markets risk.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and an Underlying Fund that invests in them will bear its proportionate share of the fees and expenses of an investment in an ETF.  As a result, the Underlying Fund’s, and, thereby the Fund’s, expenses may be higher and performance may be lower.
Investments in the Covered Call Strategy Fund, Investment Grade Fund, Limited Duration Bond Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund are subject to Exchange-Traded Funds Risk.
Floating Rate Loan Risk:
The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws.  If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.
Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  Difficulty in selling a floating rate loan can result in a loss.  Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may in unusual market conditions with a high volume of redemptions present a risk regarding an Underlying Fund’s ability to timely honor redemptions.  Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.
High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.  Generally, there is less readily available, reliable public information about the loans.  Therefore, an Underlying Fund may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Investments in the Floating Rate Fund and the Fund For Income are subject to floating rate loan risk.
Foreign Loan Risk:
This is the risk that a loan and/or bond issued in the U.S. by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.
Investments in the Floating Rate Fund are subject to foreign loan risk.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.  Some foreign governments may default on principal and interest payments.  Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for an Underlying Fund to pursue its rights against a foreign government in that country’s courts.  To the extent an Underlying Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.
Investments in the International Opportunities Bond Fund are subject to foreign securities risk.
High Portfolio Turnover Risk:
Portfolio turnover is a measure of an Underlying Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Underlying Fund’s transaction costs, result in taxable distributions to shareholders, including the Fund, and have a negative impact on its, and thus the Fund’s, performance.
Investments in the Covered Call Strategy Fund, Government Fund and Tax Exempt

Opportunities Fund are subject to high portfolio turnover risk.
High Yield Securities Risk:
High yield bonds and other types of high yield securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality debt securities.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.  During times of economic stress, issuers of high yield securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Investments in the Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Investment Grade Fund, Limited Duration Bond Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund are subject to high yield securities risk.
Industry Concentration Risk:
An Underlying Fund’s strategy of concentrating its investments in issuers engaged in a single industry means that the Underlying Fund’s performance will be closely tied to the performance of that market segment. An Underlying Fund’s concentration in issuers in one industry may present more risks than if it were invested more over numerous industries and sectors of the economy. The Underlying Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the industry it is concentrated in than a fund that is less concentrated.
Investments in the Real Estate Fund are subject to industry concentration risk.
Interest Rate Risk:
The market values of bonds, municipal securities and other debt securities, including loans, are affected by changes in interest rates.  The prices of securities issued by real estate companies, including REITs, are similarly sensitive to changes in interest rates.  In general, when interest rates rise, the market values of debt and municipal securities, real estate and real estate companies decline, and when interest rates decline, the market value of debt and municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Underlying Funds’ and Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.  If an Underlying Fund invests in long-term debt securities, the Underlying Fund’s NAV could decline significantly as a result of interest rate changes.
Floating rate securities generally are less sensitive to short-term interest rate changes than fixed-rate instruments, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Floating rate securities with longer interest rate reset periods generally will experience greater fluctuations in value as a result of changes in market interest rates.  The impact of interest rate changes on an Underlying Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in an Underlying Fund’s portfolio are subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”).  So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans.  The yields received by the Fund on its investments will generally decline as interest rates decline.
To the extent an Underlying Fund invests in municipal securities, interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  Certain investments that an Underlying Fund buys may give the issuer the option to “call” or redeem these investments before their maturity dates.  If investments mature or are “called” during a time of declining interest rates, an Underlying Fund will have to reinvest the proceeds in investments offering lower yields.  When interest rates decline, the rates paid on floating rate and variable rate demand notes may also decline.  These securities may be less liquid and may lose value if interest rates or these obligations do not rise as anticipated or rise as quickly as interest rates in general.
Investments in the Underlying Income Funds, Real Estate Fund and securities the Fund may invest in directly are subject to interest rate risk.
Liquidity Risk:
An Underlying Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Underlying Fund, which could decrease the overall level of the Underlying Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, an Underlying Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Underlying Fund.  An Underlying Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Underlying Fund.  Less liquid securities typically are harder to value.  Market developments may cause an Underlying Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Underlying Fund.
Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently and their value may be impaired when an Underlying Fund needs to liquidate these loans.  High yield securities also tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  During times of market stress, it may be difficult to sell municipal securities at a time and price that would be beneficial to the Underlying Fund.  In the case of real estate companies and REITs, the risk is heightened for issuers with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages. During certain periods, the liquidity of a particular real estate issuer or the real estate industry, generally, may decrease as a result of adverse economic, market or political events, or adverse investor perceptions, whether accurate or not.  In the case of assignments of syndicated bank loans, such loans may be less liquid at times because of potential delays in the settlement process or restrictions on resale.
Investments in the Government Cash Management Fund, Investment Grade Fund, Floating Rate Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund, Real Estate Fund and securities the Fund may invest in directly are subject to liquidity risk.

Market Risk:
The prices of an Underlying Fund’s securities may decline or experience volatility over short or even extended periods due to general economic and market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  These events may lead to periods of volatility which may be exacerbated by changes in market size and structure.  The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.  There is a risk that a lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund’s ability to purchase and sell debt securities.  There is also the possibility that the value of an Underlying Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and other economic conditions that threaten the ability of municipalities to raise taxes or obtain other sources of revenue to back their securities may impact an Underlying Fund’s returns or the ability of the municipal issuer to pay interest or principal.  In addition, adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of an Underlying Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by an Underlying Fund.  Supply issues could arise within the U.S. Treasury securities market as demand increases for U.S. government securities.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  In the case of dividend-paying stocks, while such stocks are generally considered less volatile than other stocks, there can be no guarantee that an Underlying Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down known as “bear” markets.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.
Investments in each Underlying Fund and securities the Fund may invest in directly are subject to market risk.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for an Underlying Fund to sell mid-to-small size company stocks at reasonable prices.
Investments in the Covered Call Strategy Fund, Equity Income Fund and Real Estate Fund are subject to mid-size and small-size company risk.
Money Market Fund Risk:
This is the risk that, although an Underlying Fund that is a money market fund seeks to preserve the value of investments in the Underlying Fund at $1.00 per share, it cannot guarantee it will do so.  The sponsor to any such Underlying Fund has no legal obligation to provide financial support to the Underlying Fund and investors in the Underlying Fund should not expect that the sponsor will provide support to the Underlying Fund at any time.
Investments in the Government Cash Management Fund are subject to money market fund risk.
Municipal Securities Risk:
To the extent an Underlying Fund invests in municipal securities, its return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.
Investments in the Tax Exempt Income Fund and Tax Exempt Opportunities Fund are subject to municipal securities risk.
Non-Diversification Risk:
An Underlying Fund that is non-diversified may invest its assets in a limited number of issuers.  This means that the non-diversified Underlying Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of such an Underlying Fund can therefore be expected to fluctuate more than a diversified mutual fund.  Moreover, the Underlying Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in a non-diversified Underlying Fund therefore may entail greater risks than an investment in a diversified investment company.
Investments in the International Opportunities Bond Fund and Real Estate Fund are subject to non-diversification risk.
Prepayment and Extension Risk:
To the extent an Underlying Fund invests in mortgage-backed and other asset-backed securities or in mortgage or hybrid REITs, it is subject to prepayment and extension risk. When interest rates decline, borrowers tend to refinance their loans and mortgages. When this occurs, the loans that back certain securities and mortgages suffer a higher rate of prepayment and a mortgage or hybrid REIT’s or Underlying Fund’s income and share price may decline. This could cause a decrease in an Underlying Fund’s income and share price. Extension is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally increases a mortgage or hybrid REIT or Underlying Fund’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of a security may be difficult to predict and may increase the security’s price volatility.
Investments in the Limited Duration Bond Fund, Government Fund, Investment Grade Fund and Real Estate Fund are subject to prepayment and extension risk.
Real Estate Investments Risk:
An Underlying Fund that invests in securities of companies engaged in the real estate industry is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The real estate industry is particularly sensitive to economic downturns.  Real estate companies and REITs may experience cycles of relative underperformance and outperformance in comparison to the equity markets in general.
Investments in the Real Estate Fund are subject to real estate investment risk.
REIT Risk:
In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company to qualify as a REIT under federal tax law may have an adverse impact on the Underlying Fund.  REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments.  REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  Investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Underlying Fund will indirectly bear a proportionate share of those fees and expenses.
Investments in the Real Estate Fund are subject to REIT risk.
Repurchase Agreement Risk:
A repurchase agreement is a transaction in which an Underlying Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.  The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates.  The use of repurchase agreements involves credit risk and counterparty risk. If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, an Underlying Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
In the event of default by a seller under a repurchase agreement collateralized loan, the underlying securities would not be owned by the Underlying Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price.
Investments in the Government Cash Management Fund are subject to repurchase agreement risk.
Sector Risk:
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to change.  To the extent an Underlying Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Investments in the Investment Grade Fund and Limited Duration Bond Fund are subject to sector risk.
Security Selection Risk:
Securities selected by the portfolio manager of an Underlying Fund may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
All of the Underlying Funds except the Government Cash Management Fund and securities the Fund may invest in directly are subject to security selection risk.
Sovereign and Quasi-Sovereign Debt Securities Risk:
Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in other types of debt obligations. The issuers of such debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of such debt, and an Underlying Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their debts.
Investments in the International Opportunities Bond Fund are subject to sovereign and quasi-sovereign debt securities risk.
Supranational Risk:
Supranational organizations are entities designated or supported by a government or government group to promote economic development.  Supranational organizations have no taxing authority and are dependent on their members for payment of interest and principal.  Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.  Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.
Investments in the International Opportunities Bond Fund are subject to supranational risk.
Tax Risk:
Dividends received on the stock of most domestic and certain foreign corporations with respect to which holding period and certain other restrictions are satisfied generally (1) constitute “qualified dividend income” (“QDI”), which is taxed at lower rates for non-corporate shareholders, and (2) except for dividends from foreign corporations, are eligible for the dividends received deduction available to corporate shareholders.  Investing in derivatives may significantly reduce or eliminate the portion of an Underlying Fund’s dividends that may be treated as QDI.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Underlying Fund to recognize income or gains without a corresponding receipt of cash.
Investments in the Covered Call Strategy Fund are subject to Tax Risk.
Undervalued Securities Risk:
An Underlying Fund may seek to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.
Investments in the Equity Income Fund are subject to undervalued securities risk.

Valuation Risk:
The sales price an Underlying Fund could receive for any particular portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair value methodology.  Fair valuation is inherently subjective and different market participants may assign different values to the same security.  Investors who purchase or redeem Underlying Fund shares on days when the Underlying Fund is holding fair valued investments may receive fewer shares or lower redemption proceeds than they would have received if the Underlying Fund had not fair valued the investment or had used a different valuation methodology.
Investments in the International Opportunities Bond Fund are subject to valuation risk.
Yield Risk:
The yields received by an Underlying Fund on its investments will decline as interest rates decline.
Investments in the Government Cash Management Fund and securities the Fund may invest in directly are subject to yield risk.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COVERED CALL STRATEGY FUND

What are the Covered Call Strategy Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks long-term capital appreciation.
Principal Investment Strategies:
The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities.  Under normal circumstances, the Fund will write (sell) call options on at least 80% of the Fund’s total assets.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The Fund will normally write (sell) covered call options listed on U.S. exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income.  Call options written (sold) by the Fund generally will have an exercise price above the price of the underlying security at the time the option is written (sold).
The Fund’s equity investments will consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)), traded on a U.S. securities exchange.  ADRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (“ETFs”) that track certain market indices, such as the S&P 500.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.
A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund. The premium paid to the writer is consideration for undertaking the obligations under the option contract. The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premiums which potentially provide some protection against the loss of capital if the underlying security declines in price. The Fund would receive premium income from the writing of options.
In making investment decisions, the Fund’s subadviser reviews a variety of factors, including economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors and street research to appraise economic and market cycles.
In selecting investments, the Fund’s subadviser considers the following, among other criteria:

a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or a potentially positive change in management; c) recent or anticipated fundamental improvements in industry environment; and d) in some circumstances, companies that are out of favor.  Covered call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines.  The Fund’s subadviser considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.
The Fund may sell a security based on the following, among other criteria: a) a defined deterioration in operating fundamentals and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) a change in the stage of the market cycle.  The subadviser considers the period from one recession to the next recession to be a full market cycle.  The subadviser writes call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the strike price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in the potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter dated options.  The writing of covered call options may result in frequent trading and a high portfolio turnover rate.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information about the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
American Depositary Receipts Risk:
ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, differences in accounting, auditing and financial reporting standards and governmental regulations, and the potential for political and economic instability.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national markets and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary; a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of depositary receipts.  The securities underlying depositary receipts may trade on foreign exchanges at times when U.S. markets are not open for trading and the value of depositary receipts may not track the price of the underlying securities.
Call Options Risk:
Writing call options to generate income and to potentially hedge against market declines involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of a Fund asset. In addition, the Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Fund may be unable to write options.  The Fund’s ability to write covered call options will be limited by the number of shares of equity securities it holds.
Dividend Risk:
At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Portfolio Turnover Risk.
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and have a negative impact on performance.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund’s covered call strategy may be expected to underperform the markets during times of rapidly rising equity security prices.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid- to small-size company stocks at reasonable prices.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations, which may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Tax Risk:
The Fund’s income will derive primarily from dividends on, and gains from the sale or other disposition of, securities it holds and premiums on options it writes.  Dividends received on the stock of most domestic and certain foreign corporations with respect to which holding period and certain other restrictions are satisfied generally (1) constitute “qualified dividend income” (“QDI”), which is taxed at lower rates for non-corporate shareholders, and (2) except for dividends from foreign corporations, are eligible for the dividends-received deduction available to corporate shareholders. Writing covered call options may significantly reduce or eliminate the portion of the Fund’s dividends that may be treated as QDI.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY INCOME FUND

What are the Equity Income Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks total return.
Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund may also write (sell) covered call options on securities it holds in order to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.
In selecting stocks, the Fund typically begins by identifying companies that pay dividends.  The Fund then analyzes companies that appear to be undervalued.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (“ETFs”) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis  which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.
The Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders.  Other considerations include analysis of economic trends, interest rates and industry diversification.
The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.  The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the

Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Call Options Risk:
Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of a Fund asset. In addition, the Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Fund may be unable to write options.  The Fund’s ability to write covered call options will be limited by the number of shares of equity securities it holds.
Dividend Risk:
At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.
While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.
In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Undervalued Securities Risk:
The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value securities may fall out of favor with investors and decline in price as a class.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLOBAL FUND

What are the Global Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks long-term capital growth.
Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world.  While the Fund attempts to maintain broad country diversification, under normal market conditions, it will allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization).  The Fund may also invest (to a lesser degree) in smaller size companies when it views them as attractive alternatives to the stocks of larger or more established companies.
The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets.  Although the Fund primarily invests in securities that trade in larger or more established markets, it also may invest a significant amount in less-developed or emerging markets where management believes there is significant opportunity for growth of capital.  Under certain market conditions, the Fund may invest in forward foreign currency contracts in order to hedge against the currency exposure resulting from its investments in foreign securities. These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.
The Fund uses fundamental research and analysis to identify prospective investments.  Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; hidden or unappreciated value; and/or quality of management.
Once the purchase candidates for the Fund are identified, the portfolio construction process begins.  In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.  The total risk of the Fund is monitored at this point in the portfolio construction process.
Every company in the portfolio is monitored to ensure its fundamental attractiveness.  A stock may be sold if in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Derivatives Risk:
To the extent the Fund invests in forward  currency contracts it is exposed to additional risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of potential losses are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  This investment technique may limit any potential gain that might result from an increase in the value of the hedged position.  This investment can result in leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while they position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind or value in the absence of a secondary trading market.
Emerging Markets Risk:
The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.  There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  In addition, there may be less information available regarding emerging market securities to make investment decisions.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.
High Portfolio Turnover Risk:
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and have a negative impact on its performance.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GROWTH & INCOME FUND

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?
Objectives:
The Fund seeks long-term growth of capital and current income.
Principal Investment Strategies:
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily invests in large-size companies and may invest in small- and mid- size companies as well.  Some of the companies the Fund invests in may pay dividends, however not all will.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.
The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Dividend Risk:
At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear”

markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that investments therein will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Undervalued Securities Risk:
The Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value securities may fall out of favor with investors and decline in price as a class.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HEDGED U.S. EQUITY OPPORTUNITIES FUND

What are the Hedged U.S. Equity Opportunities Fund’s objective, principal investment strategies and principal risks?
Objectives:
Total return and, secondarily, capital preservation.
Principal Investment Strategies:
The Fund will seek to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers and investments that provide exposure to such securities, including exchange-traded funds.  The Fund defines U.S. issuers to include: (1) issuers that are incorporated or headquartered in the U.S.; (2) issuers whose securities are principally traded in the U.S.; (3) issuers with a majority of their business operations or assets in the U.S.; and (4) issuers who derive a majority of their revenues or profits from the U.S.  To a lesser extent, the Fund also may invest in the equity securities of foreign issuers, including emerging market issuers. The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives.
The Fund may engage in active and frequent trading which may result in high portfolio turnover.
Wellington Management Company LLP, the Fund’s subadviser (“Wellington Management”), allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (“underlying styles”) to create a portfolio with broad market exposure.
Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility.  The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share”(i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).
For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes.  The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style have complete responsibility and discretion for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques, and analyze factors, including business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other issuer metrics.
In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks  to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.  To reduce the Fund’s risk of loss due to a sharp decline in the value of the general equity market, the Fund may purchase put options on equity indices with respect to a substantial portion of the value of its common stock holdings.  In order to help mitigate the cost of these investments or for other reasons, the Fund may sell call options and put options.
The purchaser of a put option, in exchange for paying a premium to the seller, has the right to sell the option’s underlying asset in the event the value of the underlying asset falls below the exercise price of the put option.  Any put options sold by the Fund typically would have a lower exercise price than put options purchased by the Fund.  The purchaser of a call option, in exchange for paying a premium to the seller, has the right to buy the option’s underlying asset in the event the value of the underlying asset rises above the exercise price of the call option.
The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles.  As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund.  By combining the underlying styles and Wellington Management’s derivatives strategy, the Fund seeks to generate attractive total returns with downside equity market protection.
The Fund may invest in cash and cash equivalents.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information about the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Derivatives Risk:
The use of derivatives involve specific risks, which can increase the volatility of the Fund’s share price, create leverage and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the securities held by the Fund or the price of the assets hedged or used for cover.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Investments in derivatives may cause leverage, magnify potential losses and expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
■ Futures Contracts. Futures are contracts where one party agrees to pay a certain price for an asset at an agreed-upon date in the future and the other party agrees to sell the underlying asset at that price. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying assets. There may not be a liquid secondary market for futures contracts. The Fund could suffer a loss if an underlying asset’s market prices do not move as expected.  The prices of futures can be highly volatile and their potential loss can exceed the Fund’s initial investment.
■ Options. The Fund may buy put options.  For a put option to be profitable to the purchaser, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. By buying put options, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying asset by the premium paid for the put option and by transaction costs. The Fund may also sell (write) put options.  If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price.
The Fund may sell call options.  Selling call options involves risks, such as potential losses if the price of the underlying asset does not move as expected.  By selling covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will continue to bear the risk of declines in the value of the asset.
Emerging Markets Risk:
The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.  There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  In addition, there may be less information available regarding emerging market securities to make investment decisions.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETFs invest. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.
Hedging Risk:
Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential.  This will especially be true during periods of rapid or large market gains.  Hedging activities involve fees and expenses, which can further reduce the Fund’s returns.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss.  Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time it would like or at the price it believes the asset is currently worth.
High Portfolio Turnover Risk:
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and have a negative impact on its performance.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Multi-Style Risk:
The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund’s assets among the various underlying styles.  These underlying styles may not always be complementary, especially if the markets do not behave as expected.  The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities, or in securities representing a specific investment philosophy, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment.
Quantitative Strategies Risk:
Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data.  Investments selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of an investment’s value and its effectiveness can change over time.  These changes may not be reflected in the quantitative model.  Data for some issuers may be less available and/or less current than data for issuers in other markets.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations, which may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Tax Risk:
The Fund may derive a significant portion of its income from its investment activities with respect to derivatives.  Dividends received on the stock of most domestic and certain foreign corporations with respect to which holding period and certain other restrictions are satisfied generally (1) constitute “qualified dividend income” (“QDI”), which is taxed at lower rates for non-corporate shareholders, and (2) except for dividends from foreign corporations, are eligible for the dividends-received deduction available to corporate shareholders. Investments in derivatives may significantly reduce or eliminate the portion the Fund’s dividends that may be treated as QDI.  Investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTERNATIONAL FUND

What are the International Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund primarily seeks long-term capital growth.
Principal Investment Strategies:
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.  The Fund primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund may consider a company to be located in a particular country even if it is not domiciled in, or have its principal place of business in, that country if at least 50% of its assets are in, or it expects to derive at least 50% of its total revenue or profits from, goods or services produced in or sales made in that country.
The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers.  The Fund may invest significantly in emerging or developing markets such as India and Brazil, and may focus its investments in companies located in or tied economically to particular countries or regions.
The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.
The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.
In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.
The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Emerging Markets Risk:
The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.  There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  In addition, there may be less information available regarding emerging market securities to make investment decisions.
Focused Portfolio Risk:
The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding and may be more volatile than other funds whose portfolios may maintain a larger number of securities.  The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies.  Moreover, the Fund’s share price may decline even when the overall market is increasing.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.
Sector Risk:
Companies that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LONG SHORT FUND

What are the Long Short Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks capital appreciation.
Principal Investment Strategies:
The Fund utilizes a long/short investment strategy through investments in equity securities, primarily common stocks of U.S. issuers.  Although the Fund will primarily invest in the equity securities of U.S. issuers, to a lesser extent, the Fund may also invest in foreign issuers, primarily through American Depository Receipts.  The Fund defines U.S. issuers to include issuers domiciled in the U.S. or issuer whose securities are traded on a U.S. exchange.  The Fund may invest in companies of any market capitalization and also may invest in initial public offerings (“IPOs”).  At certain times, based on the currently existing market environment, Lazard Asset Management LLC, the Fund’s subadviser (“Lazard”), may not believe it is able to find sufficient opportunities to invest in equity securities and/or take short positions in equity securities and may determine to tactically shift the Fund to invest substantially in money market instruments, such as short-term U.S. Treasury securities and certificates of deposit.  The Fund may not pursue or achieve its investment objective at such times.  The Fund may engage in short-term trading, which may result in high portfolio turnover.
Lazard’s approach in managing the Fund is based on its bottom-up relative-value philosophy. Under normal circumstances, Lazard seeks to take long positions by investing in equity securities of companies it believes have strong and/or improving financial productivity that have attractive valuations and seeks to complement these long positions with short positions in respect of companies viewed by the subadviser to possess deteriorating fundamentals, unattractive valuations or other qualities warranting a short position, or as a sector or market hedge. The Fund may use short positions to seek to increase returns or to reduce risk. It is expected that the total gross exposure of the Fund will typically range from 0% to 200% of the Fund’s net asset value (“NAV”) and that the net exposure will typically range from -25% (net short exposure) to 100% (net long exposure) of its NAV. As an example, if the Fund’s gross long investment exposure is 100% of its NAV and its gross short exposure is 75% of its NAV, the Fund would have a net long investment exposure of 25% of NAV.
A short sale involves the sale of a security that the Fund borrows and does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline.  Short sales of securities may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.  The use of short sales may result in leverage.
The Fund is non-diversified.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
American Depositary Receipts Risk:
ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, differences in accounting, auditing and financial reporting standards and governmental regulations, and the potential for political and economic instability.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  ADRs may not be denominated in the same currency as the underlying securities.  ADRs are alternatives to the purchase of the underlying securities in their national markets and currencies.  The securities underlying depositary receipts may trade on foreign exchanges at times when U.S. markets are not open for trading and the value of depositary receipts may not track the price of the underlying securities.
Counterparty Credit Risk:
The Fund’s short strategy is dependent on counterparties from which it borrows securities.  The Fund must post collateral when borrowing the securities and is subject to the risk of default by a counterparty, which could result in a loss of Fund assets used as collateral or the loss of monies owed to a Fund by a counterparty.
Foreign Securities Risk:
There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller or less-developed markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Fund may not recover.
High Portfolio Turnover Risk:
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and have a negative impact on its performance.
IPO Shares Risk:
The prices of securities purchased in IPOs can be very volatile and are especially subject to the risk of decline. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs may have a diminished effect on the Fund’s performance.  The purchase of IPO shares may involve high transaction costs.
Leverage Risk:
Engaging in short sales, which the Fund’s strategy entails, may create leverage and may magnify the Fund’s gains or losses.  Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV to be volatile.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. In recent years, markets have shown considerable volatility.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to- small-size company stocks at reasonable prices.
Non-Diversification Risk:
The Fund is non-diversified and, as such its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The Fund’s share price can therefore be expected to fluctuate more than the share price of a diversified fund.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Short Position Risk:
Short sales or positions may involve substantial risks. If a security underlying a short position appreciates in value during a period of the Fund’s investment, there will be a loss to the Fund that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased long is limited to the amount paid for the security plus the transaction costs. However, a Fund’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.
Short sales of securities also may involve additional transaction-related costs such as those in connection with borrowing the securities sold short.
There is a risk that the Fund may be unable to fully implement its investment strategies due to a lack of available securities to economically borrow to effect short sales or for some other reason.
When seeking to effect short sales of securities, the Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. In addition, the Fund may not always be able to close out a short sale position at a particular time or at an acceptable price. If the lender of a borrowed security requires the Fund to return the security to it on short notice, and the Fund is unable to borrow the security from another lender, the Fund may have to buy the borrowed security at an unfavorable price, resulting in a loss. In addition, there is a risk that the collateral pledged to the Fund’s custodian to secure securities borrowings in connection with short sales of securities may not be returned to the Fund or may not be returned in a timely manner.
It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities to which the Fund has short exposure increases, thereby increasing the Fund’s potential volatility.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

OPPORTUNITY FUND

What are the Opportunity Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks long-term capital growth.
Principal Investment Strategies:
The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.  The Fund may continue to hold stocks of mid- and small-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.
The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to- small-size company stocks at reasonable prices.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

REAL ESTATE FUND

What are the Real Estate Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks total return.
Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies principally engaged in the real estate industry and/or investments that provide exposure to such companies.  For purposes of this 80% policy, other equity securities may include, without limitation, preferred stock, equity-based ETFs and instruments that are convertible into common stock.  The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the only REITs the Fund intends to invest in are U.S. exchange-listed REITs. The Fund will typically invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgages or mortgage pools) and/or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).
The Fund may, to a lesser extent, also invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.
The Fund generally uses a “bottom-up” approach in selecting investments that entails performing fundamental analyses to identify securities that the Fund’s adviser believes can achieve superior returns, with a focus on companies with high, consistent return on invested capital, recurring operating income and strong capital structure.  The Fund will generally consider investments that meet one or more of the following criteria: discount to intrinsic value, attractive valuation relative to industry peers or the presence of a potential stock-specific catalyst.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.
The Fund will concentrate its investments in the real estate industry.  The Fund is non-diversified.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings, can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Industry Concentration Risk:
The Fund’s strategy of concentrating its investments in issuers engaged in the real estate industry means that the Fund’s performance will be closely tied to the performance of that market segment. The Fund’s concentration in real estate issuers may present more risks than if it were invested more broadly over numerous industries and sectors of the economy. The Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the real estate industry than a fund that is less concentrated.
Interest Rate Risk:
The prices of securities issued by real estate companies, including REITs, are sensitive to interest rates.  In general, when interest rates rise, the market values of real estate and real estate companies decline.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.
Liquidity Risk:
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Liquidity risk is heightened for real estate companies and REITs with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages. During certain periods, the liquidity of a particular real estate issuer or the real estate industry, generally, may decrease as a result of adverse economic, market or political events, or adverse investor perceptions, whether accurate or not.
Market Risk:
The prices of equity securities, including securities issued by REITs,  may decline or experience volatility over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.

Mid-Size and Small-Size Company Risk:
The market risk associated with securities of mid- and small-size companies is generally greater than that associated with securities of larger, more established companies because securities of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell securities of mid- to small-size issuers at favorable prices.
Non-Diversification Risk:
The Fund is non-diversified and, as such its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The Fund’s share price can therefore be expected to fluctuate more than the share price of a diversified fund.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.
Prepayment and Extension Risk:
When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, mortgages may suffer a higher rate of prepayment and a mortgage or hybrid REIT’s income and share price may decline.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their mortgages less quickly, which generally increases a mortgage or hybrid REIT’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of a real estate or REIT security may be difficult to predict and may increase the security’s price volatility.
Real Estate Investments Risk:
The Fund is subject to the risks related to investments in real estate,  including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The real estate industry is particularly sensitive to economic downturns.  Real estate companies and REITs may experience cycles of relative underperformance and outperformance in comparison to the equity markets in general.
REIT Risk:
In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund.  REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments.  REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  Investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SELECT GROWTH FUND

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks long-term growth of capital.
Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.
Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.    The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.
The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.
Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments in a specific market sector.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Focused Portfolio Risk:
Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile and substantially impacted by the change in value of a single holding than other funds whose portfolios may contain a larger number of securities.  The performance of any one of the Fund’s stocks could significantly impact the Fund’s performance.
Growth Stock Risk:
The Fund’s focus on growth stocks increases the potential volatility of its share price.  Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates.  If expectations are not met, the prices of these stocks may decline significantly.
Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to- small-size company stocks at reasonable prices.
Sector Risk:
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPECIAL SITUATIONS FUND

What are the Special Situations Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks long-term growth of capital.
Principal Investment Strategies:
The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  Although the Fund normally invests in stocks of smaller size companies, the Fund may also invest in stocks of mid-size or large companies.  The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks, and in real estate investment trusts (“REITs”).

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.
The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher portfolio turnover, transaction costs, result in taxable distributions and may result in a lower total return for the Fund.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market Risk:
Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.
REIT Risk:
In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund.  REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments.  REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  Investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.
Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Small-Size and Mid-Size Company Risk:
The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.
Undervalued Securities Risk:
The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TOTAL RETURN FUND

What are the Total Return Fund’s objective, principal investment strategies and principal risks?
Objective:
The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Principal Investment Strategies:
The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash, and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds, and money market instruments has been set, the Adviser uses fundamental research and analysis to determine which investments to purchase or sell.  The Adviser selects investments in common stocks based on their potential for capital growth, current income or both.  The Adviser considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.  The Adviser will normally diversify the Fund’s stock holdings among stocks of large-, mid- and small-size companies.
The Adviser selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Adviser will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities, U.S. Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the U.S. Government, and mortgage-backed and other asset-backed securities.
The Adviser may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.
To a lesser extent the Fund also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund.  High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by Muzinich to be of equivalent quality.  The Fund may also be exposed to high yield securities through the Adviser’s investments in exchange-traded funds (“ETFs”).
High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).   High yield securities may be backed by receivables or other assets.  Muzinich attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.  Although Muzinich will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  Muzinich may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.
The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.
Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
Principal Risks:
You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:
Allocation Risk:
The allocation of the Fund’s investments may have a significant effect on its performance.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.
Credit Risk:
This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rated category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.
Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.  A security backed by the U.S. Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.
Although the U.S. Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.
Derivatives Risk:
Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  There may be an imperfect correlation between the price of a derivative and the market value of the assets hedged.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments may create leverage, increase the volatility of the Fund’s share price, magnify potential losses and expose the Fund to significant additional costs.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.
Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
High Yield Securities Risk:
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because the companies that issue them may not be as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to these changes than higher quality securities.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile.
Interest Rate Risk:
The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.  Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.  The yields received by the Fund on its investments will generally decline as interest rates decline.
Market Risk:

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.
Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.
There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.
The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.
Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.
Mid-Size and Small-Size Company Risk:
The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings.  Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them.  At times, it may be difficult for the Fund to sell mid-to- small-size company stocks at reasonable prices.
Prepayment and Extension Risk:
The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans less quickly which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of mortgage-backed and other asset-backed securities may be difficult to predict and may increase their price volatility.

Security Selection Risk:
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND MANAGEMENT IN GREATER DETAIL

The Adviser.

Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 40 Wall Street, New York, NY 10005.  As of the date of this prospectus, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $12.4 billion as of September 30, 2017.  FIMCO supervises all aspects of each Fund’s operations.
For the fiscal year ended September 30, 2017, FIMCO received advisory fees (net of any applicable waiver) as follows: 0.38% of average daily net assets for Balanced Income Fund; 0.58% of average daily net assets for Floating Rate Fund; 0.70% of average daily net assets for Fund For Income; 0.53% of average daily net assets for Government Fund; 0.12% of average daily net assets for Government Cash Management Fund; 0.75% of average daily net assets for International Opportunities Bond Fund; 0.55% of average daily net assets for Investment Grade Fund; 0.49% of average daily net assets for Limited Duration Bond Fund; 0.05% of average daily net assets for Strategic Income Fund; 0.75% of average daily net assets for Covered Call Strategy Fund; 0.73% of average daily net assets for Equity Income Fund; 0.90% of average daily net assets for Global Fund; 0.68% of average daily net assets for Growth & Income Fund; 0.82% of average daily net assets for Hedged U.S. Equity Opportunities Fund; 0.98% of average daily net assets for International Fund; 0.70% of average daily net assets for Opportunity Fund; 0.75% of average daily net assets for Real Estate Fund; 0.74% of average daily net assets for Select Growth Fund; 0.79% of average daily net assets for Special Situations Fund; and 0.69% of average daily net assets for Total Return Fund.
The Long Short Fund has not been operational for a full fiscal year, but FIMCO will receive an advisory fee of 1.40% of average daily net assets for the Fund. In addition, the management fee rate for the Limited Duration Bond Fund has been reduced to 0.41% effective January 31, 2018.
During the fiscal year ended September 30, 2017, the Adviser waived advisory fees for the: Government Cash Management Fund in the amount of 0.38%; Balanced Income Fund in the amount of 0.32%; Floating Rate Fund in the amount of 0.02%; Fund For Income in the amount of 0.02%; Government Fund in the amount of 0.13%; Investment Grade Fund in the amount of 0.11%; Limited Duration Bond Fund in the amount of 0.17%; Covered Call Strategy Fund in the amount of 0.05%; Global Fund in the amount of 0.05%; and Hedged U.S. Equity Opportunities Fund in the amount of 0.33%.  During the fiscal year ended September 30, 2017, the Adviser also reimbursed other expenses for the Government Cash Management Fund to prevent a negative yield on the Fund’s shares.  There is no guarantee that the Government Cash Management Fund will maintain a positive net yield or stable NAV.  During this fiscal year, the Real Estate Fund reimbursed the Adviser 0.04% for Adviser Class and 0.06% for Institutional Class shares per the terms of the Expense Limitation agreement.  The above waivers and/or expense reimbursements that are voluntary (rather than contractual)  are not reflected in the Annual Fund Operating Expense tables which are located in “The Funds Summary Section” of this prospectus and may be discontinued at any time by FIMCO without notice, except that waivers and reimbursements for the Floating Rate Fund, Balanced Income Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Long Short Fund, which are contractual and may be terminated or amended with the approval of the Fund’s Board of Trustees.
Information regarding each of the Portfolio Managers who is primarily responsible for managing all or a portion of the assets of a Fund, except as otherwise indicated in “The Funds’ Summary Section”, is set forth below.

Descriptions of the factors considered by the Board of Trustees in approving the Funds’ Advisory and Subadvisory Agreements (except for the Long Short Fund) are available in the Funds’ Annual Report to shareholders for the fiscal year ended September 30, 2017.  Descriptions of the factors considered by the Board of Trustees in approving the Advisory and Subadvisory Agreements for the Long Short Fund are available in the Semi-Annual Report to shareholders for the period ending March 31, 2017.
Clark D. Wagner has served as President of FIMCO since 2016 and served as President of the First Investors Funds since May 2017.  He has served as Portfolio Manager of the Strategic Income Fund since its inception in April 2013.  He also serves as a Portfolio Manager and Co-Portfolio Manager for other First Investors Funds, served as Director of Fixed Income from 2001-2016, and has been a Portfolio Manager with FIMCO since 1991.
Edwin D. Miska, Director of Equities since 2002, and Rajeev Sharma, Director of Fixed Income since 2016, manage the Total Return Fund and Balanced Income Fund.  They jointly decide what portion of each Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing each Fund’s investments in stocks and Mr. Sharma is primarily responsible for managing each Fund’s investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Total Return Fund since 2002 and Mr. Sharma has served as Portfolio Manager of the Total Return Fund since 2017.  Mr. Miska has served as Portfolio Manager of the Balanced Income Fund since its inception in 2015. Mr. Sharma has served as Portfolio Manager of the Balanced Income Fund since 2017.
Mr. Miska has served as Portfolio Manager of the Growth & Income Fund since 2002 and as Co-Portfolio Manager of the Opportunity Fund since 2007.  Mr. Miska also serves as a Portfolio Manager and Co-Portfolio Manager for other First Investors Funds and joined FIMCO in 2002 as a Portfolio Manager.
Mr. Sharma serves as Portfolio Manager of the Investment Grade Fund and he has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2009.  He has served as Portfolio Manager of the Limited Duration Bond Fund since its inception in 2014 and he also serves as Portfolio Manager of other First Investors Funds.  Mr. Sharma joined FIMCO in 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).
Rodwell Chadehumbe serves as Portfolio Manager of the Government Fund and he has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2012.  He also serves as Portfolio Manager of other First Investors Funds.  Mr. Chadehumbe has served as Portfolio Manager of the Limited Duration Bond Fund since its inception in 2014.  Prior to joining FIMCO in 2012, Mr. Chadehumbe served as Portfolio Manager at Fifth Third Asset Management, Inc. (2008-2012) and at Fifth Third Private Bank (2006-2008).
Steven S. Hill serves as Portfolio Manager of the Special Situations Fund and Co-Portfolio Manager of the Opportunity Fund.  He has served as Portfolio Manager of the Special Situations Funds since September 2013 and has served as either Portfolio Manager or Co-Portfolio Manager of the Opportunity Fund since 2004.  Mr. Hill also serves as Portfolio Manager and Co-Portfolio Manager for other First Investors Funds and joined FIMCO in 2002 as an analyst.
Sean Reidy has served as Portfolio Manager of the Equity Income Fund since 2011 and also serves as Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

Evan Snyder has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since joining FIMCO in 2015 and also serves as the Assistant Portfolio Manager to another First Investors Fund. Prior to joining FIMCO, Mr. Snyder was an equity analyst with Invesco (2007-2014) and served in earlier roles at IBM Corporation and Credit Suisse First Boston.
Vincent Kwong, CFA, has served as the Real Estate Fund’s Portfolio Manager since the Fund’s inception in 2015.  Mr. Kwong also serves as Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in January 2017, Mr. Kwong was an employee of The Independent Order of Foresters (“IOF”), FIMCO’s  ultimate parent where he was responsible for US and Canadian equities and the management of an IOF separate account that invests in U.S. REITs.    He assumed the role of Portfolio Manager for that account in October 2010.  He holds a Bachelor of Administrative and Commercial Studies degree from the University of Western Ontario.  He is also a CFA charterholder and is a member of the Toronto CFA Society.
The Subadvisers.
Wellington Management Company LLP (“Wellington Management”) serves as the investment subadviser of the Global Fund and the Hedged U.S. Equity Opportunities Fund.  Wellington Management has discretionary trading authority over each of those Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management is owned by partners of Wellington Management Group, LLP, a Massachusetts Limited Liability Partnership.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of September 30, 2017, Wellington Management had investment management authority with respect to approximately $1.05 trillion in client assets.
Nicolas M. Choumenkovitch, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has served as a Portfolio Manager for the Global Fund since 2007 and has been involved in portfolio management and securities analysis for the Global Fund since 2000.  Prior to December 2013, Mr. Choumenkovitch managed the international equity portion of the Global Fund.  Tara Connolly Stilwell, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2008.  Ms. Stilwell has been involved in portfolio management and securities analysis for the Fund since 2010.  Prior to joining Wellington Management, Ms. Stilwell was an investment professional with Goldman Sachs Asset Management International (1997-2007).
Kent M. Stahl, CFA, Senior Managing Director, and Gregg R. Thomas, CFA, Senior Managing Director at Wellington Management, have served as the Hedged U.S. Equity Opportunities Fund’s portfolio managers since the Fund’s inception in 2016. Mr. Stahl joined Wellington Management in 1998 and serves as the Director of Investment Strategy and Risk at the firm. Mr. Thomas joined Wellington Management in 1998 and also serves as the Associate Director of Investment Strategy and Risk at the firm.
Vontobel Asset Management, Inc. (“Vontobel”), serves as the investment subadviser of the International Fund.  Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Vontobel is located at 1540 Broadway, New York, NY 10036.  Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.  Vontobel acts as the subadviser to six series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel.
Vontobel has provided investment advisory services to mutual fund clients since 1990.  As of September 30, 2017, Vontobel managed approximately $37 billion in assets.
Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, has served as Portfolio Manager of the International Fund since March 2016 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Benkendorf joined Vontobel in 1999 and has been a portfolio manager at Vontobel since 2006. Daniel Kranson and David Souccar, each an Executive Director, Senior Research Analyst and Portfolio Manager for Vontobel, have each served as a Deputy Portfolio Manager of the International Fund since June 2016 and each serves as a Deputy Portfolio Manager for another First Investors Fund. Mr. Kranson joined Vontobel in 2007 and has been a portfolio manager at Vontobel since 2013. Mr. Souccar joined Vontobel in 2007 and has been a portfolio manager at Vontobel since 2016.  The same group of investment professionals also manage another First Investors Fund.
Smith Asset Management Group, L.P. (“Smith”) serves as the investment subadviser of the Select Growth Fund.  Smith has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201.  Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  As of September 30, 2017, Smith held investment management authority with respect to approximately $3.1 billion in assets.
The Select Growth Fund is managed by a team of investment professionals who have an equal role in managing the Fund, including the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of Smith (1995 to present); John D. Brim, CFA, President (2013 to present) and Portfolio Manager of Smith (1998 to present); and Eivind Olsen, CFA, and Portfolio Manager of Smith (2008 to present).  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.  The same team of investment professionals also manage another First Investors Fund.
Muzinich & Co., Inc. (“Muzinich”) serves as the investment subadviser of the Fund For Income and Floating Rate Fund and a portion of the Balanced Income Fund, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund.  Muzinich has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Muzinich is located at 450 Park Avenue, New York, NY 10022.  Muzinich is an institutional asset manager specializing in high yield bond portfolio and other credit-oriented strategies.  As of September 30, 2017, Muzinich managed approximately $37.8 billion in assets worldwide.
The Fund For Income and the Floating Rate Fund and a portion of the Balanced Income Fund, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund are managed by a team of investment professionals who have active roles in managing the Funds.  The following investment professionals manage the Fund For Income and the Floating Rate Fund and a portion of the Balanced Income Fund, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund:  Bryan Petermann, Portfolio Manager, who joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010); and Clinton

Comeaux, Portfolio Manager, who joined Muzinich in 2006.  Mr. Comeaux has served as Portfolio Manager of the Fund For Income since 2009 and Mr. Petermann has served as Portfolio Manager of that Fund since 2010.  Mr. Petermann has served as a Portfolio Manager of the Floating Rate Fund since its inception in 2013, and Mr. Comeaux has served as Portfolio Manager of the Fund since 2014.  Each of them has served as a Portfolio Manager of the Balanced Income Fund, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund since 2018.  Messrs. Peterman and Comeaux also serve as Portfolio Managers of another First Investors Fund.
Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as the investment subadviser of the International Opportunities Bond Fund.  Brandywine Global has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Brandywine Global is a limited liability company with principal offices at 2929 Arch Street, Philadelphia, PA 19104.  Brandywine Global acts as adviser or subadviser to individuals, public funds, company, pensions and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment portfolios.  As of September 30, 2017, Brandywine Global held investment management authority with respect to approximately $74.8 billion in assets.
The International Opportunities Bond Fund is managed by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith has served as Managing Director of Brandywine Global since 1991, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1991.  David F. Hoffman, CFA, has served as Managing Director of Brandywine Global since 1995, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1995.  John P. McIntyre, CFA, has served as Portfolio Manager/Senior Research Analyst since the Fund’s inception in 2012.  He served as Associate Portfolio Manager/ Senior Research Analyst (2006-2012) and joined Brandywine Global in 1998.  Anujeet Sareen, CFA, has served as Portfolio Manager of Brandywine Global since 2016 and as Portfolio Manager of the Fund since 2017. Prior to joining Brandywine Global in 2016, Mr. Sareen worked at Wellington Management from 1994-2016, where he served as Managing Director of Global Fixed Income and a Global Macro Strategist (2012-2016) as well as Chair of the Currency Strategy Group (2006-2011).
Ziegler Capital Management, LLC (“ZCM”) serves as the investment subadviser for the Covered Call Strategy Fund. ZCM has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  ZCM is a Wisconsin limited liability company with principal offices at 70 West Madison Street, 24th Floor, Chicago, Illinois 60602-4109.  ZCM is an investment management firm that serves a wide range of clients including institutions, municipality, pension plans, foundations, endowments, senior living organizations, hospitals and high net worth individuals.  ZCM is a wholly-owned subsidiary of Stifel Financial Corp.  As of September 30, 2017, ZCM held investment management authority with respect to approximately $10.2 billion in assets.
Wiley D. Angell and Sean C. Hughes, CFA have served as the Fund’s portfolio managers since the inception of the Fund in 2016.  Mr. Angell, Senior Portfolio Manager of ZCM, joined ZCM in May 2015.  Prior to that, Mr. Angell served as the President and Chief Investment Officer of Fiduciary Asset Management LLC (“FAMCO”) since 2008.  Mr. Hughes, Senior Portfolio Manager of ZCM, joined ZCM in May 2015.  Prior to that, Mr. Hughes was a Vice President and Portfolio Manager with FAMCO since 2013.  Mr. Hughes joined FAMCO in 2005 as a research analyst.
Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York

10112-6300, serves as the investment subadviser of the Long Short Fund.  Lazard has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $211.9 billion as of September 30, 2017. Its clients are both individuals and institutions.
Dmitri Batsev, Managing Director, and Jerry Liu, CFA, Managing Director, at Lazard have served as the Fund’s portfolio managers since the Fund’s inception in 2016.  Mr. Batsev joined Lazard in 2002 and Mr. Liu joined Lazard in 2001.
Other Information.
Except for the Government Cash Management Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.
The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers that are not affiliated with the Funds or FIMCO without approval of the Funds’ shareholders but subject to the approval of the Funds’ Board of Trustees and certain other conditions.  FIMCO has ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, and certain other conditions, to oversee the subadvisers and recommend their hiring, termination and replacement.  In the event that a subadviser is added or modified, the prospectus will be supplemented.
The Adviser and each subadviser to the Funds is registered as an investment adviser under the Investment Advisers Act of 1940.
The following is information about the indices that are used by the Funds in the Average Annual Total Returns table as benchmarks for their performance, which is located in the “The Funds Summary Section” of this prospectus.  The indices are unmanaged and not available for direct investment.
■            The Citigroup U.S. Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup U.S. Government Index and the Citigroup Mortgage Index.  The Citigroup U.S. Government Index tracks the performance of the U.S. Treasury and U.S. Government-sponsored indices within the Citigroup U.S. Broad Investment Grade Bond Index.  The Citigroup Mortgage Index tracks the performance of the mortgage component of the Citigroup U.S. Broad Investment Grade Bond Index, which is comprised of 30- and -15 year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.
■            The BofA Merrill Lynch U.S. Corporate Master Index includes publicly-issued, fixed-rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt having at least one year to maturity and an outstanding par value of at least $250 million.
■            The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s Investment Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, but caps issuer exposure at 2%.
■            The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.
■            The BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury quasi-government, corporate and residential mortgage pass-through securities.
■            The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging market country indices.  The index consists of 45 country indices, including 24 developed and 21 emerging market country indices.
■            The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
■            The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure the performance of the mid-range sector of the U.S. stock market.
■            The Russell 2000 Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.  The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market).
■            The MSCI EAFE Index (Gross) and the MSCI EAFE Index (Net) are free float-adjusted market capitalization indices that measure developed foreign market equity performance, excluding the U.S. and Canada.  The Indices consist of 22 developed market country indices.  The MSCI EAFE Index (Gross) is calculated on a total-return basis with maximum possible dividend reinvestment (before taxes).  The MSCI EAFE Index (Net) is calculated on a total-return basis with the minimum possible dividend reinvestment (after taxes).
■            The Dow Jones U.S. Select REIT Index is a subset of the Dow Jones U.S. Select Real Estate Securities Index and it tracks the performance of publically traded REITs and REIT-like securities.
■            The BofA Merrill Lynch U.S. Broad Market Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities.
■            The J.P. Morgan BB/B Leveraged Loan Index is a subset of the J.P. Morgan Leveraged Loan Index, which is designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.  The Index includes U.S. dollar-denominated institutional term loans and fully funded delayed draw term loans which have high yield ratings.  However, the most aggressively rated loans and non-rated loans are excluded.  Loans can be rated as high as Baa1 and as low as BB3 by Moody’s and also as high as BBB+ and as low as B- by S&P.  A loan with the highest allowable rating from each agency will only be included if the company’s overall rating is below investment grade.  Loans must be issued by companies domiciled in a developed market, and defaulted loans may remain in the Index only if they remain current on loan obligation payments throughout the default process.
■            The Citigroup World Government Bond ex-U.S. Index encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.
■            The BofA Merrill Lynch 1-5 Year U.S. Broad Market Index is a subset of the BofA Merrill Lynch U.S. Broad Market Index. The Index includes all securities with a remaining term to final maturity or an average life less than 5 years.
■                        The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the US dollar-denominated leveraged loan market.  Loans included in the Index must be issued from companies in developed countries, rated below investment grade by at least one ratings provider, and be fully funded term loans with  a remaining term of at least one year. The cumulative return assumes that coupon payments are reinvested into the Index at the beginning of each month.

■       The Russell 1000 Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

■       The Russell 2000 Value Index is an unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

■       The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

■       The Russell 3000 Index is an unmanaged index that measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

■       The BofA Merrill Lynch U.S.  3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

■       The HFRX Equity Hedge Index consists of equity hedge funds that maintain positions both long and short in primarily equity and equity derivative securities.

Prior Performance of Similar Accounts Managed by ZCM

The performance shown below consists of ZCM’s Covered Call Composite (“Composite”), which is a composite of accounts managed by ZCM and Fiduciary Asset Management Company (“FAMCO”), which ZCM acquired in May 2015, that have investment objectives, policies and strategies substantially similar to those of the Covered Call Strategy Fund.  The inception date of the Composite is January 1, 1997.  The performance of the Composite prior to June 1, 2015 reflects the performance during the period when FAMCO was the named investment adviser of the Composite accounts.  The bar chart of the Composite shows the total annual returns from year to year over the past ten calendar years.  The Composite includes all fully discretionary, fee-paying, actively managed Covered Call accounts that have investment objectives, policies and strategies substantially similar to those of the Covered Call Strategy Fund.  The performance information for the Composite has been provided by ZCM and relates to the historical performance of all accounts substantially similarly managed by ZCM and, prior to June 1, 2015, FAMCO, as measured against a broad-based index.
The performance of the Composite does not represent the historical performance of the Covered Call Strategy Fund and should not be considered indicative of future performance of the Covered Call Strategy Fund.  Composite accounts are valued daily on a trade date basis and include dividends and interest as well as all realized and unrealized capital gains and losses.  Return calculations at the portfolio level are time-weighted to account for periodic contributions and withdrawals.  The time-weighted rate of return is a measure of the compound rate of growth in a portfolio.  Performance results are calculated on a before tax, total return basis and performance would have been lower if taxes were included.  The Composite returns consist of size-weighted portfolio returns using beginning of period values to weight the portfolio returns.  The net of fee returns reflect the deduction of all expenses incurred by the Composite accounts and, with respect to the accounts that are not registered investment companies, the highest investment management fees charged within the Composite accounts applied on a quarterly basis.  The Covered Call Strategy Fund’s expenses for its Class A shares are higher than the expenses used to calculate the performance of various of the Composite accounts.  Therefore, if the Composite had included the Covered Call Strategy Fund’s expenses for its Class A shares, the performance of the Composite would have been lower.  The performance of the Composite would be lower if adjusted to reflect the sales charges of Class A shares of the Covered Call Strategy Fund.  Certain restrictions imposed by law on registered investment companies such as the Covered Call Strategy Fund, including the diversification requirements imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, are not applicable to certain of the accounts included in the Composite and may have adversely affected the performance of the Composite had they been applicable.
The performance of the Composite shown below is based on calculations that are different than the standardized method of calculations required by the SEC that are used to calculate the Covered Call Strategy Fund’s performance.  If the SEC’s standardized methodology had been used to calculate the performance of the Composite, performance would have been lower.

ZCM’s Historical Performance of Composite
Calendar Year Returns Years Ended December 31

During the periods shown, the highest quarterly return was 12.00% (for the quarter ended December 31, 2011) and the lowest quarterly return was -18.04% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Since Inception
Composite (net of fees before taxes)	11.45%	7.66%	3.96%	6.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.49%	8.31%
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	13.00%	8.78%	4.89%	7.11%

Prior Performance of Similar Accounts Managed by Lazard
The performance shown below is that of a  composite (“Composite”) consisting of all fully discretionary, fee-paying accounts managed by Lazard that have investment objectives, policies and strategies that are substantially similar to those of the Long Short Fund (“Other Accounts”). The inception date of the Composite is January 1, 2011.  The bar chart below shows the Composite’s total annual returns from year to year for each year since the inception of the Composite.  The table below shows how the Composite’s performance compares to a broad-based market index and to the HFRX Equity Hedge Index, which is part of a series of hedge fund industry performance indices and reflects funds with strategies to maintain positions both long and short in primarily equity and equity derivative securities.  The performance information for the Composite has been provided by Lazard.
The Other Accounts include portfolios separate and distinct from the Fund.  The performance information of the Composite does not represent the historical performance of the Long Short Fund and should not be considered a substitute for the Long Short Fund’s own performance nor indicative of the future performance of the Long Short Fund.
The performance results of the Composite are presented net of all fees and expenses.  The Long Short Fund bears fees and operational expenses not typically borne by managed accounts such as certain of the Other Accounts. Performance of the Composite would have been lower if the Other Accounts had been subject to the fees and expenses of the Long Short Fund.  The performance of the Composite would be lower if adjusted to reflect the sales charges of Class A shares of the Long Short Fund.  Additionally, although it is anticipated that the Long Short Fund and the Other Accounts will hold similar securities, the investment results of the Long Short Fund and the Other Accounts are expected to differ due to, among other matters, differences in asset size and cash flows, which may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Long Short Fund and the Other Accounts have substantially similar investment objectives, policies and strategies.  Certain restrictions imposed by law on registered investment companies such as the Long Short Fund, including the diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986 which, are not applicable to certain Other Accounts and may have adversely affected the performance of the Composite had they been applicable to those Other Accounts.
The returns of the Other Accounts are time weighted based upon beginning period market values. This calculation methodology differs from the standardized method of calculations required by the SEC that are used to calculate the Fund’s performance.  If the SEC’s standardized methodology had been used to calculate the performance of the Composite, performance would have been lower.

Lazard’s Historical Performance of Composite
Calendar Year Returns Years Ended December 31

During the periods shown, the highest quarterly return was 11.47% (for the quarter ended December 31, 2014) and the lowest quarterly return was -4.62% (for the quarter ended March 31, 2016).

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	3 Years	5 Years	Since Inception
Composite (net of fees before taxes)	5.80%	1.05%	6.02%	5.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	11.41%	15.79%	13.76%
HFRX Equity Hedge Index (reflects no deductions for fees, expenses or taxes)	10.06%	2.47%	3.93%	0.40%

SHAREHOLDER INFORMATION

How and when do the Funds price their shares?
The share price (which is called “net asset value” or “NAV” per share) for each Fund normally is calculated as of the regularly scheduled close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is scheduled to be open (“Business Day”).  Shares of each Fund normally will not be priced on the days on which the NYSE is scheduled to be closed for trading, such as on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price normally will be determined as of the time of the closing.  To calculate the NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding.  The NAV of the Strategic Income Fund is derived from the NAVs of the Underlying Funds.  In addition, if the Strategic Income Fund invests directly in any investments, those investments will be valued in the same manner as the investments of the Underlying Funds to which FIMCO is the investment adviser.  The prices or NAVs of each share class will generally differ because they have different expenses.

Each Fund, except for the Government Cash Management Fund, generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the time as of which the NAV is calculated (collectively, “current market values”).
If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the NAV is calculated, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the time as of which the NAV is calculated, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the time as of which the NAV is calculated, including issuer-specific news; general market movements; sector movements; or movements of similar securities.
Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”).  Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold, when foreign markets are closed regardless of movements in the U.S. markets, or when a particular security is not trading at the close of the applicable foreign market.  The pricing service, its methodology or threshold may change from time to time.  Foreign securities may also be valued at fair value prices as determined by the investment adviser in the event that current market values or fair value estimates from a pricing service are not available.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.
Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business and may result in a Fund’s portfolio investment being affected on days when shareholders are unable to purchase or redeem shares.
The Government Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.  The NAV of the Government Cash Management Fund could nevertheless decline below $1.00 per share.
How do I open an account?
You can open an account through a representative of the Funds’ principal underwriter, Foresters Financial Services, Inc., or any other broker-dealer, insurance company, third party administrator or other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”).  It is generally the Funds’ policy to open accounts only for an individual who is a U.S. citizen or U.S. resident alien; a partnership, corporation, company, or association created or organized in the U.S. or under the laws of the U.S. or any U.S. state, an estate (other than a foreign estate); or a domestic trust.  Accounts may be established through a variety of different registration options, including individual, joint and trust registrations.  Shares that you purchase through a financial intermediary may be held in your account with that firm.  Your Representative may help you complete the necessary paperwork to open a new account.  Your Representative will transmit your request to the Funds and may charge you a fee for this service.  Please contact your Representative for more information on how to open an account.
The Funds offer several different share classes.  Not all Funds offer each share class.  Each share class has its own investment eligibility criteria, fees, expenses and other features.  Not all share classes may be available to you.  When deciding which share class to invest in, you should consider the amount you plan to invest, the fees and expenses for each share class and any sales charge discounts or waivers which may be available to you.  Your Representative can assist you in determining which share classes are available to you.  You should consider any other fees and/or charges your Representative may charge you in addition to the fees and/or charges disclosed in this prospectus.  The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”).  The SAI is available free of charge by calling 1 (800) 423-4026, by visiting our website at www.foresters.com or by visiting the SEC’s website at www.sec.gov.
Investors investing in the Funds through a financial intermediary should consult with their financial intermediary for information regarding investment minimums, how to purchase and redeem shares, and applicable fees.  If you establish an account through a financial intermediary, the investment minimums described in this prospectus may not apply.  As discussed above, your financial intermediary also may charge fees that are in addition to those described in this prospectus.

Federal law, including the USA PATRIOT Act, requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Therefore, if you are a new customer, you will be asked to provide certain information before your account may be opened, including your name, residential street address, date of birth, social security or other taxpayer identification number, citizenship status and other information that will allow you to be identified.  You may also be asked to provide certain government issued documents, such as your driver’s license or passport, or other identifying documents.  In certain circumstances, this information may be obtained and verified with respect to any person authorized to effect transactions in an account.  The Funds and your financial intermediary may reject your new account application if the required identifying information is not provided.
In addition to the identifying requirements described above, if the Funds are unable to verify your identity to their satisfaction within 60 days of opening your account, the Funds will restrict most types of investments in your account.  The Funds reserve the right to liquidate your account at the current net asset value if the Funds have not been able to verify your identity within 90 days of opening the account or if the Funds have questions concerning the purpose of the account that have not been adequately explained.  The Funds may, in their sole discretion, refuse to establish, restrict or liquidate your account without waiting for the prescribed periods if the Funds believe for any reason that a more timely resolution is necessary or appropriate.  The Funds are not responsible for any loss that may occur and the Funds will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of their decision to liquidate an account.
What share classes are offered by the Funds?
Not all classes of shares of each Fund may be available in all jurisdictions.
Class A shares:  Class A shares of the Funds are available to all investors.  Class A shares of the Funds are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, which is also described in the Class A shares chart.
The minimum account size for a Class A account is $1,000 for a non-retirement account and $500 for a traditional individual retirement account (“IRA”) or Roth IRA.  The Funds offer lower initial minimum investment requirements for certain types of Class A accounts and may waive the minimum account requirements if you maintain a systematic investment program.  There is no minimum investment requirement for Class A shares that are purchased as part of a fee-based advisory program sponsored or maintained by a financial intermediary such as a registered investment advisor or for certain retirement plan service provider platforms.  Class A shares of the Funds (except for the Government Cash Management Fund) charge Rule 12b-1 fees.
Class B Shares:  Class B shares of each of the Funds that offer Class B shares are sold at net asset value without any initial sales charge with the same minimum account sizes as Class A shares.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class B shares convert to Class A shares after 8 years.  You cannot invest directly in Class B shares of the Government Cash Management Fund.  As a matter of policy, FFS does not permit its Representatives to recommend Class B shares of any funds, including the First Investors Funds.  Class B shares of the Funds charge Rule 12b-1 fees.
Advisor Class shares:  Advisor Class shares of the Funds that offer Advisor Class shares are available to fee-based advisory programs sponsored or maintained by a financial intermediary such as a registered investment advisor who invests at least $100,000 in the aggregate in a Fund and to certain retirement plan service provider platforms.  The Funds may accept, in their sole discretion, investments in Advisor Class shares from purchasers not listed above.  Advisor Class requires a minimum initial investment of $1,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Advisor Class shares in certain cases.  Advisor Class shares of the Funds are sold at the net asset value and do not charge 12b-1 fees.
Institutional Class shares:  Institutional Class shares of the Funds that offer Institutional Class shares are available to eligible investors.  Except for the First Investors Government Cash Management Fund, eligible investors may include certain retirement plan service provider platforms, corporations, registered investment companies, trust companies, endowments and foundations.  Institutional Class shares of the First Investors Government Cash Management Fund are only available to registered investment companies and to investments made through Foresters Financial’s 401(k) Plan.  Institutional Class shares may also be available on brokerage platforms of firms that have agreements with the Funds’ principal underwriter to offer such shares solely when acting as an agent for the investor.  The Funds may accept, in their sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Institutional Class shares in offered through brokerage and retirement plan service providers.  Institutional Class shares of the Funds are sold at the net asset value and do not charge 12b-1 fees and are not subject to third-party sub-transfer agency or record-keeping fees.
An investor transacting in the Institutional Class shares through a financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary in an amount determined and separately disclosed to the investor by the financial intermediary.  Each Fund also offers other share classes with different fees and expenses.
What about accounts with multiple owners or representatives?
The following applies with respect to accounts opened with the Funds.  If you purchased or hold shares through a financial intermediary, the following policies may not apply.  Please contact your financial intermediary for additional information.
If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required or requested by us pursuant to the Fund’s policies to process the transaction.  For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares, (d) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (e) change the address of record on the account.  The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected).  The principle of “notice to one is notice to all” applies.  Thus, to the extent permitted by law, the Funds are legally considered to have fulfilled all of their obligations to all joint tenants if they fulfill them with respect to one of the joint tenants.  If you open or maintain a joint account, you consent to this policy.
Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is the policy of the Funds to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide the Funds with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  The Funds have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to them or not, to determine if they contain any restrictions on the authority of any one authorized person to provide instructions or to control the account.  The Funds may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected).  The Funds have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.
If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives.  You should be aware that this could cause you to incur delays, potential market losses, and additional expenses.  You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction for which a signature guarantee is required or requested by us under the Funds’ policies.  The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.
How do I make subsequent transactions?
Shareholders may make additional purchases in any dollar amount into accounts that have a broker-dealer of record.  The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account.  If you purchased shares of a Fund through a financial intermediary or your account is controlled by your financial intermediary, or if your shares are held in an omnibus account, you must contact your Representative or financial intermediary for information concerning how to effect transactions in the Fund’s shares or to determine if you are eligible to use the exchange policies described in this section, since the Funds can only accept instructions from your financial intermediary.  Your financial intermediary is responsible for transmitting your purchase or sale request to the Funds in proper form and in a timely manner, and may charge you a fee for this service.
1.  Contact your Representative.
After you have opened your account, you can buy additional shares of the Fund or other Funds in the First Investors fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative.  He or she will handle your transaction for you and tell you what paperwork, if any, is required.  Written signature guaranteed instructions and other paperwork may be required for certain types of transactions.  See the Signature Guarantee Policies and other requirements below.

2.  Contact the Funds directly through their transfer agent.
You can also buy (provided your account has a broker-dealer of record), sell, or exchange shares of the Funds by contacting the Funds directly through their transfer agent, Foresters Investor Services, Inc. (“FIS”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026.  You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing.  You can also request your account be rebalanced among several funds.  A rebalance is a series of exchanges which may be requested in writing.  Certain redemptions may not be transacted by telephone because they require a signature guarantee under the Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption.  The Funds do not generally accept transaction instructions via e-mail, or other electronic means.
To confirm that telephone instructions received from account owners are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected).  The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.
Telephone privileges are automatically granted to all new customers.  It is your responsibility to decline telephone privileges if you do not want them.  You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them.  This will not affect your ability to place telephone orders through your Representative.  However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone.  This may cause you to incur delays, potential market losses, and costs.  Additional information about telephone privileges is included in the Funds’ SAI.
3.  Signature Guarantee Policies and Other Requirements.
The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s) excluding those which are made payable to a corporate affiliate of FIMCO for the benefit of the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).  The Funds may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations.  These are described in the Funds’ SAI.
For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file.  For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust.  Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships.  If the Funds are being asked to redeem a retirement account and transfer the proceeds to another financial institution, they may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator.  The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.
Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer.  An exchange will be processed at the relative NAVs of the shares involved and any CDSC on the shares being exchanged and the holding period used to calculate the CDSC will carry over to the new shares.  There is no sales charge on an exchange.  However, since an exchange of Fund shares is a redemption of shares of one Fund and a purchase of shares of another Fund, it may create a gain or loss for federal income tax purposes.  Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI.  Under certain circumstances, a Fund may permit conversion from, or may convert, one class of shares to another class of shares within the Fund.  A conversion between share classes in the same Fund is a nontaxable event.  The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.
How are transactions processed?
If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the time as of which the NAV is calculated, it will be priced at that day’s NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption.  If you place your order with your Representative by the time as of which the NAV is calculated, your transaction will also be priced at that day’s offering price provided that your order is received by our transfer agent in the Edison, NJ offices by our processing deadline.  Orders placed after the close of time as of which the NAV is calculated, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day’s offering price.
The Funds have authorized certain third party financial intermediaries, such as broker-dealers and third party administrators to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds.  The Fund will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, the financial intermediary’s authorized designee, receives the order.  Once an order has been received by a Fund from an authorized financial intermediary or its authorized designee, the order will be priced at the Fund’s next computed offering price for a purchase or next computed NAV minus any applicable CDSC for a redemption.  You should contact your financial intermediary to find out by what time your purchase or redemption order must be received so that it can be processed the same day.  It is the responsibility of your financial intermediary to transmit orders that will be received by the Fund in proper form and by our processing deadline.
Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.
Normally, redemption proceeds paid via check will be sent via mail within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated), while redemption proceeds paid via ACH will generally settle to your bank account on the second business day following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated).  However, payment of redemption proceeds may take up to 7 days if making earlier payment would adversely affect a fund.  If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 12 days from the date of purchase).  The Government Cash Management Fund offers the option to receive redemption proceeds via Federal Fund wire (accounts with bank instructions not on file or shares held less than 15 days are not eligible for wire redemption); if chosen, transactions before noon will be paid via wire the same day while transactions after noon will be paid via wire on the next business day following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which that day’s NAV is calculated).  If your account is held through an intermediary, redemption proceeds will generally be paid to the intermediary within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which that day’s NAV is calculated).
The Funds may not suspend or reject a redemption request that is received in good order or delay payment for a redemption for more than 7 days (except as described above), except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.  The Government Cash Management Fund may also suspend redemptions to facilitate orderly liquidation of the Fund as permitted by applicable law.
Generally, the Funds expect to meet redemption requests through their holdings of cash (or cash equivalents) or by selling portfolio securities.  Each Fund also reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash.  To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the redeeming shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.  The Funds may also consider interfund lending to meet redemption requests.  The Funds may be more likely to use these other methods to meet large redemption requests or during periods of market stress.  For additional information about in-kind redemptions and interfund lending, please refer to the Funds’ SAI.
Each Fund reserves the right to provide confirmation of certain transactions, including, but not limited to, purchases through periodic investment plans and certain retirement plans, on periodic statements (i.e., quarterly statements) in lieu of immediate transaction confirmations.
What are the sales charges?
Each Fund offers Class A, Class B, Advisor Class and Institutional Class shares, except for the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund, Balanced Income Fund, Real Estate Fund, Limited Duration Bond Fund, Floating Rate Fund and International Opportunities Bond Fund, which do not offer Class B shares, the Government Cash Management Fund, which does not offer Advisor Class shares and the Strategic Income Fund, which does not offer Class B or Institutional Class shares.  Class A and Class B shares are sold subject to a sales charge and there are no sales charges associated with the purchase of Advisor Class and Institutional Class shares.  While each class invests in the same portfolio of securities, each class has different expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.
The Class A shares of each Fund, except for the Government Cash Management Fund, are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, as described below. Government Cash Management Fund’s Class A shares are sold at NAV without any initial or deferred sales charge.  However, in certain circumstances, Class A shares of the Government Cash Management Fund may be subject to a CDSC as described further in “Are sales charge discounts and waivers available?” below.

Class A Shares of the Balanced Income Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund and Strategic Income Fund
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	4.00%	4.17%
$100,000-$249,999	3.50	3.63
$250,000-$499,999	2.50	2.56
$500,000-$999,999	2.00	2.04
$1,000,000 or more	0 **	0 **

Class A Shares of the Floating Rate Fund and Limited Duration Bond Fund
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	2.50%	2.56%
$100,000-$249,999	1.75	1.78
$250,000-$499,999	1.25	1.27
$500,000-$999,999	1.00		1.01
$1,000,000 or more	0	**	0	**

Class A Shares of the
Covered Call Strategy Fund, Equity Income Fund, Global Fund,
Growth & Income Fund, Hedged U.S. Equity Opportunities Fund,
International Fund, Long Short Fund, Opportunity Fund, Real Estate
Fund, Select Growth Fund, Special Situations Fund and Total
Return Fund

Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $50,000	5.75%	6.10%
$50,000-$99,999	4.75	4.99
$100,000-$249,999	3.75	3.90
$250,000-$499,999	2.75	2.83
$500,000-$999,999	2.00	2.04
$1,000,000 or more	0 **	0 **
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

To qualify to receive a sales charge discount or waiver described in this prospectus, notify your broker-dealer or your financial intermediary of your eligibility (or, if you purchase Fund shares directly through the Funds’ transfer agent, notify the transfer agent).  If the Funds are not notified that a purchase is eligible for a sales charge discount or waiver, you may not receive the sales charge discount or waiver.  You may be asked to provide account records, statements or other information to prove your eligibility.

By contrast, Class B shares of each of the Funds, except for the Government Cash Management Fund, are sold at net asset value without any initial sales charge.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below.  Class B shares convert to Class A shares after eight years.
Class B shares of the Government Cash Management Fund are not available for direct investment.  Class B shares of the Government Cash Management Fund may be acquired through cross reinvestment of dividends and other distributions of a First Investors Fund or an exchange from the Class B shares of another First Investors Fund or when reinvesting proceeds from the redemption of Class B shares made within the previous ninety (90) days.  While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged and the holding period used to calculate the CDSC will carry over to the new shares.
Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0
* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or other distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares.  The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.
Because of the annual operating expenses and available volume discounts on Class A shares, FFS recommends Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  The Funds will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless they are contacted before the order is placed and agree to accept it.  If you fail to tell the Funds what class of shares you want, they will purchase Class A shares for you.
As a matter of policy, FFS does not permit its representatives to recommend Class B shares of any funds, including the First Investors Funds.  If your account is held by a broker-dealer other than FFS, your broker-

dealer may also have policies with respect to Class B shares that are more restrictive than those of FFS.  For more information concerning FFS’s policies with respect to Class B Shares, please refer to the Funds’ SAI under the section “Potential Conflicts Of Interests In Distribution Arrangements” or visit Foresters Financial’s website at: www.foresters.com.  You should also be aware that the Funds are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe the Fund’s $100,000 limit.  Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.
Except for the Government Cash Management Fund, Balanced Income Fund, Real Estate Fund, Limited Duration Bond Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Long Short Fund each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  The Government Cash Management Fund has adopted only one plan, which is for its Class B shares and the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund, Balanced Income Fund, Real Estate Fund, Limited Duration Bond Fund, Strategic Income Fund, International Opportunities Bond Fund and Floating Rate Fund have adopted only one plan, which is for their Class A shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares (except for Class A shares of the Long Short Fund, Covered Call Strategy Fund and Hedged U.S. Equity Opportunities Fund, whose maximum rate is 0.25%) and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as distribution fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, the higher fees for Class A and Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.  Advisor Class shares and Institutional Class shares do not pay Rule 12b-1 fees.
Commissions on Institutional Class Shares:  The Funds do not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Class shares. However, if you purchase Institutional Class shares through a financial intermediary, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.  Because the Funds are not parties to any such commission arrangement between you and your financial intermediary, any purchases and redemptions of Institutional Class shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a financial intermediary are not reflected in the fees and expenses listed in the “Fees and Expenses of the Fund” section of the Fund Summary for each applicable Fund nor are they reflected in the performance information shown in the prospectus for the Funds because they are not charged by the Funds.
Do the Funds or FIMCO make payments to financial intermediaries?
When you buy and/or hold Fund shares through a financial intermediary, that financial intermediary typically will receive compensation.  The source of that compensation may include a percentage of the sales load, if any, that you may pay as a shareholder, and/or a percentage of the Rule 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own.  FIMCO and its affiliates (at their own expense) may pay compensation to financial intermediaries for the promotion and sale of the Funds.  In addition, FIMCO and its affiliates and the Funds may pay compensation to financial intermediaries for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services.
The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.  Compensation paid by FIMCO or its affiliates includes amounts from FIMCO’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”
Compensation received by a financial intermediary from FIMCO or an affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to the Funds.  For example, compensation may be paid to make Fund shares available to customers of a platform or similar program sponsor or for services provided in connection with such platforms and programs.  Such compensation also may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses.  Additionally, it may cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.
Any compensation received by a financial intermediary, whether from the Funds, FIMCO or an affiliate, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Funds over other potential investments.  The compensation also may cause a financial intermediary to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.  You may contact your financial intermediary for details about any such payments it receives from the Funds, FIMCO, or its affiliates, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.
Are sales charge discounts and waivers available?
A.  Rights of Accumulation and Statements or Letters of Intent.
You may qualify for a Class A share sales charge discount under the Fund’s Rights of Accumulation (“ROA”) policy.  If you already own shares of any First Investors Funds, you are entitled to add the current values of those shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of Fund shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) to your purchase in computing your sales charge.  Thus, for example, if you already own shares of First Investors Funds and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.  Class A shares of the Government Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.
Sales charge discounts for the First Investors Equity Funds take effect at $50,000 and sales charge discounts for the First Investors Income Funds take effect at $100,000.  To ensure that you receive the applicable sales charge discount, please speak with your broker-dealer or financial intermediary.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of Fund shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.
You can also qualify for a sales charge discount by establishing a non-binding statement or letter of intent (“SOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you establish an SOI for $100,000.
You can include in your SOI accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse and accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which only you and/or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.  For purposes of the Fund’s SOI policies, spouse is broadly defined to include common law and life partners.  Furthermore, an SOI covers both existing accounts and those that are subsequently opened by a designated person during the SOI period.
You must use the SOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional person(s) you wish to cover at the time you enter into the SOI and the amount of your SOI.  Once an SOI is established, it cannot be amended to add persons who were not specified initially nor can an SOI be “back dated” to cover prior purchases.  However, you can revise the SOI amount upward at any time during the SOI period by completing our SOI Agreement Form (or other documentation acceptable to First Investors Funds).  If the prior commitment has not been met by the time of the revision, the SOI period during which the purchases must be made will remain the same.  Purchases made from the date of the revision will receive the reduced sales charge resulting from the revised SOI.  If your prior commitment has been met by the time of the revision, your original SOI will be considered completed and a new SOI will be established.
In addition, accounts of homeowners’ associations that are managed by certain management companies, where the management company has entered into an agreement to establish an SOI, the accounts have the management company’s address as their address of record and the accounts are serviced by the same broker-dealer, may also qualify for a sales charge discount under the ROA and SOI policies.  You must use the SOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional entity(ies) you wish to cover at the time you enter into the SOI and the amount of your SOI.
Moreover, subject to the conditions described above, you may also receive credit for purchasing: (a) Class A shares owned through a fee-based account under a program sponsored or maintained by a financial intermediary; and (b) Institutional Class shares.  Such shares will be valued at their current net asset values for ROA and SOI purposes.
To ensure that you receive the proper sales charge discount, you must advise your broker-dealer or your financial intermediary of all Eligible Accounts and shares that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an SOI (if applicable).  If you or your broker dealer or financial intermediary do not let the Funds know that you are eligible for a waiver or reduction, you may not receive a sales charge discount to which you may be eligible. The Fund or your broker-dealer or financial intermediary may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that the Funds are not able to monitor purchases that are made through an omnibus account or certain other accounts with another broker-dealer or financial intermediary.  In such circumstances, that broker-dealer or financial intermediary is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an SOI.
You are not legally required to complete the SOI.  However, if the intended investment is not completed within the specified SOI period, the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time will be redeemed to pay such difference.  If you do not complete your SOI, you will be subject to the sales charges that were in effect at the time each purchase was made.  Once an SOI is established a change of address will not affect the SOI.  However, a change of broker-dealer during the 13-month SOI period will terminate the SOI.  If two or more customers are covered by an SOI and one customer changes the broker-dealer on his or her account before the SOI is complete, the SOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the SOI will be adjusted.
By purchasing under an SOI, you agree to the following:
■ You authorize Foresters Investor Services, Inc. (“FIS”) to reserve 5% of the shares held under an SOI in escrowed shares until the SOI is completed or is terminated;
■ You authorize FIS to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the SOI is not fulfilled or is terminated; and
■ Although you may exchange all your shares among the Funds, you may not sell or transfer the reserve shares held in escrow to an account not included in the SOI until you fulfill the SOI or pay the higher sales charge.
Purchases made without a sales charge in Class A shares of the Government Cash Management Fund or pursuant to any of the sales charge waiver provisions numbered 1 through 15 set forth below do not count toward the completion of an SOI.  For example, if you make a redemption before your SOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your SOI.  Similarly, any shares that you purchase without paying a sales charge under the free exchange privilege will not count towards completion of your SOI.  Purchases made pursuant to sales charge waiver provision number 16 set forth below will count toward the completion of an SOI providing such purchase amount was not derived from the redemption of shares of a First Investors Fund (excluding shares of the Government Cash Management Fund which were directly purchased).  For example, if you make a redemption before your SOI is completed and use the proceeds of such redemption to purchase Fund shares through a fee-based account under a program sponsored or maintained by a financial intermediary, such purchase will not count toward the completion of your SOI.
The Funds reserve the right to extend the 13-month period of any particular SOI if reasonable circumstances warrant such extension.  They also reserve the right to prospectively revise the ROA and SOI policies at any time, subject to providing any required disclosure to shareholders; any such change will not adversely affect shareholders who have established an SOI prior to the change.

Additional information about the ROA and SOI policies is included in the Funds’ SAI.
B. Sales Charge Waivers and Discounts.
Class A Shares May be Purchased Without a Sales Charge:
1.  By a current registered representative, employee, officer, director, or trustee of the Funds, Foresters Financial Services, Inc. (“FFS”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their FFS customer account (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004.  The accounts of such persons are referred to as “Associate Accounts.”
2.  By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a Foresters Financial 401(k) or Foresters Financial Profit Sharing Plan account into a Fund account.
3.  By an employee of a subadviser of a Fund.
4.  By an employee of The Independent Order of Foresters.
5.  When Class A share dividends and other distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.
6.  When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.
7.  When Class A share systematic withdrawal plan payments from one Fund account, other than the Government Cash Management Fund, are automatically invested into shares of another Fund account in the same class of shares for the same customer account.  Class A shares of the Government Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.
8.  When loans are repaid, unless the loan was made by redeeming Government Cash Management Fund shares that were directly purchased.
9.  By a group retirement plan, which includes 401(k) plans, profit sharing plans, money purchase plans, defined benefit plans, Keoghs, ERISA 403(b)s and target benefit plans available through a retirement plan recordkeeper or third party administrator.  Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.
10.  In amounts of $1 million or more.*
11.  By individuals under a SOI or ROA of $1 million or more.*
12.  When a customer authorizes a required minimum distribution of Fund shares from a retirement account (including fee-based retirement accounts under a program sponsored or maintained by a financial intermediary) and at the same time directs the proceeds to be invested into a Fund account the customer owns individually or jointly or into a Trust Account for which the customer serves as trustee provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.  This waiver also applies to a customer who authorizes a required minimum distribution of Fund shares from a retirement account in a fee-based advisory program sponsored or maintained by an FFS affiliate and at the same time directs the proceeds to be invested into a Fund account the shareholder owns individually or jointly or into a Trust Account for which the customer serves as trustee provided both accounts have the same broker-dealer and address of record.

13.  When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.
14.  When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.  This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge.  You must notify the Funds in writing that you are eligible for the reinstatement privilege.  Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.
15.  Registered representatives and other employees (including their spouse, life partner, children and grandchildren providing such person(s) lives at the same address as the Registered Representative or employee) of firms that are authorized to sell First Investors Funds.
16.  When Class A shares are purchased through a fee-based account under a program sponsored or maintained by a financial intermediary.
17.  When joint customers authorize a redemption from their joint account and at the same time direct the proceeds to be invested as a contribution into one of the joint owner’s traditional or Roth IRA.  This waiver applies to Class A money market shares only to the extent that a sales charge has been paid.**
18.  When a trustee authorizes a redemption from a Trust Account, where the grantor(s) and trustee(s) are one in the same, and at the same time direct the proceeds to be invested as a contribution into his/her traditional or Roth IRA.  This waiver applies to Class A money market shares only to the extent that a sales charge has been paid. **
* For items 10 and 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund.  If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception.  If the exchange is into Class A shares of the Government Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Government Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Government Cash Management Fund.  In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Government Cash Management Fund, the Funds will create a separate account to hold such exchanged shares.  This account will not be entitled to draft check or expedited redemption privileges.
** For items 17 and 18 above, if the shares being  redeemed are subject to a CDSC, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.
Sales charge waivers and discounts are also available for participants in certain other retirement programs and other categories of investors.
Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):
1.  Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gain distributions.
2.  Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability.  Proof of death or disability is required.
3.  Distributions from employee benefit plans due to plan termination.
4.  Redemptions to remove an excess contribution from an IRA or qualified retirement plan.
5.  Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan.  Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.
6.  Redemptions by the Fund when the account falls below the minimum account balance.
7.  Redemptions to pay account fees.
8.  Required minimum distributions upon reaching age 70½ provided you notify the Fund about the required minimum distribution and you have held the shares for at least three (3) years.  Free shares not subject to a CDSC will be redeemed first.
9.  When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*
10.  When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*
11.  If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify the Fund in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.  If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid.  If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.
*For items 9 and 10, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.
The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:
■ Reinvestments of systematic withdrawal amounts;
■ Automated payments such as Money Line and Automatic Payroll Investment;
■ Salary reduction/Employer contributions sent directly to First Investors Funds for investment into traditional or Roth IRAs, 403(b)(7) accounts not subject to ERISA or 457(b) accounts, or SEP-IRA, SIMPLE IRA or SARSEP-IRAs;
■ Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or
■ Accounts that are liquidated due to a shareholder’s failure to verify his or her identity in opening the account or if the Funds have questions concerning the purpose of the account that have not been adequately explained.
The front-end sales charge for Class A shares of certain First Investors Funds declines with the size of your purchase. Please see “What are the Sales Charges?” section above for more detail.

For additional information about sales charge waivers and discounts, please refer to the Funds’ SAI.
What are the Funds’ policies on frequent trading in the shares of the Funds?
With the exception of the Government Cash Management Fund, each Fund is designed for long-term investment purposes and is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds, other than the Government Cash Management Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.
It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.
It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.
If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.
Financial intermediaries that offer Fund shares may be asked to enforce the Funds’ policies to discourage frequent trading.  Financial intermediaries also may have their own policies to deter frequent trading that differ from the Funds’ policies.  In certain cases, the Funds may defer to the intermediary’s policies.  There is no guarantee that all market timing will be detected.  In the case of all the Funds, to the extent that the Funds’ or a financial intermediary’s policies are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.
In the case of the Funds that invest in high yield bonds and/or floating rate loans, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds and floating rate loans generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.
In the case of the Funds that invest in stocks of small-size and/or mid-size companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that stocks of small-size and/or mid-size companies may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.
In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the time as of which the NAV is calculated.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.
What about dividends and other distributions?
To the extent that they have net investment income:

■ The Government Cash Management Fund, Balanced Income Fund, Limited Duration Bond Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, Floating Rate Fund and Fund For Income will declare daily, and pay monthly, dividends from such net investment income;
■ The Total Return Fund, Equity Income Fund, Real Estate Fund, International Opportunities Bond Fund, Covered Call Strategy Fund and Growth & Income Fund will declare and pay dividends from such net investment income on a quarterly basis; and
■ The Hedged U.S. Equity Opportunities Fund, Long Short Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund will declare and pay dividends from such net investment income on an annual basis.
Each Fund will distribute any net realized capital gains on an annual basis, usually after the end of the Fund’s fiscal year.  Each Fund may also make an additional distribution in any year if necessary to avoid a federal excise tax on certain undistributed ordinary income and capital gains.  The Government Cash Management Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on each Fund’s share classes are calculated at the same time and in the same manner.  Dividends on each class might be affected differently by the allocation of class-specific expenses.

You may choose to reinvest all dividends and other distributions paid by a Fund at NAV in additional shares of the distributing class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions paid by a Fund will be reinvested in additional shares of the distributing class of the Fund.  If you do not cash a distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares of the distributing class in accordance with the Funds “Returned Mail” policy, as described in the Funds’ SAI.  No interest will be paid to you while a distribution remains uninvested.
A dividend or other distribution declared on a class of shares will be paid in additional shares of that class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).
What about taxes?
Any dividends or other distributions paid by a Fund are taxable to you unless you are a tax-exempt entity or you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of the excess of net short-term capital gain over net long-term capital loss (if any) are generally taxable to you as ordinary income.  Although the Strategic Income Fund may invest in Underlying Funds that invest in securities the interest on which is generally exempt from federal income tax, the Strategic Income Fund’s distribution of dividends attributable to dividends it receives from those Underlying Funds will not be exempt from federal income tax.  If you are an individual or certain other non-corporate shareholder and meet certain holding period and other requirements with respect to your Fund shares, you may be eligible for reduced federal income tax rates on “qualified dividend income” distributed by a Fund.  Distributions of a Fund’s excess of net long-term capital gain over net short-term capital loss (if any) are generally taxed to you as long-term capital gains (at these reduced rates), regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and other distributions in cash or reinvest them in additional Fund shares.
Your sale or exchange of Fund shares will be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.  If the Government Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of that Fund’s shares will not result in recognition of any taxable gain or loss.
Basis information for the sale of certain Fund shares is reported directly to the Internal Revenue Service on Form 1099-B.  You may direct a Fund to sell specific shares for tax reporting purposes; in such case, the Fund will follow your directions.  You may want to consult with your tax advisor about taxes before instructing a Fund to sell shares.  Additional information regarding basis reporting, including the Funds’ default method, can be found in the Funds’ SAI.
What if my account falls below the minimum account requirement?
If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  The Funds will give you sixty (60) days notice before taking such action.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares, if permitted by law, during this sixty (60) day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.
Householding policy
It is the policy of each Fund described in this prospectus to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document.  You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you.  In such case, you will begin to receive your own copies within 30 days after the Funds receipt of the revocation.  It is the policy of the Funds to mail confirmations and account statements separately to each shareholder who shares the same mailing address.  The Funds will, however, mail quarterly statements for different shareholders who share the same mailing address in one envelope if each shareholder consents to this procedure.  The Funds are not responsible for any losses that result from your use of this procedure.  You may request that separate copies of these disclosure documents be mailed to you by writing to the Fund’s transfer agent at:  Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.
Other account privileges and policies
The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration.   These privileges are described in the Funds’ SAI.  There is an annual custodial/trust fee of $15 for each First Investors Fund traditional IRA, Roth IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 457(b) account and ESA custodial/trust account and an annual custodial fee of $30 for each First Investors Fund 403(b) custodial/trust account that you maintain, irrespective of the number of Funds that are held in an account.  The account holder is responsible for paying this fee, and the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12-month period in accordance with the provisions of the respective custodial/trust agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian/trustee as further described in the respective custodial/trust agreement and in the Funds’ SAI. The custodian/trustee also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.  TOD accounts are administered in accordance with First Investors Funds’ TOD Guidelines.  These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.foresters.com.
Additional Information
The First Investors Income Funds and the First Investors Equity Funds (together, the “Trusts”) enter into contractual arrangements with various parties, including among others, the Funds’ investment adviser, sub-adviser(s) (if applicable), principal underwriter, custodian and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trusts.
This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trusts, Trustees or any First Investors Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Residents of Texas who own shares of a Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller’s website. Contact your Representative or financial intermediary for additional information or assistance.
Cybersecurity issues may impact a Fund, its service providers, and shareholders’ ability to transact with a Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents.  Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality.  It is not possible for service providers to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds’ SAI includes more information regarding cybersecurity issues.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions) and are calculated without any sales charges.  The ratios to average net assets in the tables are net of any expenses waived or assumed.  The ratio of expenses to average net assets before expenses waived or assumed and ratio of net expenses before fee credits to average net assets in the table do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.foresters.com.
The financial statements included in the Funds’ annual report are incorporated herein by reference.

BALANCED INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2016*	$10.00	$.17[a]	$.68	$.85	$.15	$—	$.15
2017	10.70	.18[a]	.36	.54	.23	.01	.24
ADVISOR CLASS

2016*	$10.00	$.20[a]	$.69	$.89	$.16	—	$.16
2017	10.73	.48[a]	.09	.57	.24	.01	.25
INSTITUTIONAL CLASS

2016*	$10.00	$.21[a]	$.69	$.90	$.17	$—	$.17
2017	10.73	.28[a]	.30	.58	.26	.01	.27

*	For the period October 1, 2015 (commencement of operations) to September 30, 2016.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.70	8.55[b]	$29,676	1.15[c]	1.15[c]	1.61[c]	2.21[c]	.55[c]	57[b]
11.00	5.11	46,608	1.15	1.15	1.75	1.54	1.36	51
ADVISOR CLASS

$10.73	8.97[b]	$109	.82[c]	.82[c]	1.91[c]	1.98[c]	.75[c]	57[b]
11.05	5.42	11.82		.82	1.93	1.14	1.61	51
INSTITUTIONAL CLASS

$10.73	9.08[b]	$157	.69[c]	.69[c]	2.04[c]	1.93[c]	.80[c]	57[b]
11.04	5.46	141.69		.69	2.15	1.14	1.71	51

FLOATING RATE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2014*	$10.00	$.21[a]	$(.10)	$.11	$.23	—	$.23
2015	9.88	.26[a]	(.27)	(.01)	.29	—	.29
2016	9.58	.27[a]	.09	.36	.28	—	.28
2017	9.66	.27[a]	.05	.32	.31	—	.31

*	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
a	Based on average shared during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$9.88	1.12[b]	$50,361	1.10[c]	1.10[c]	2.21[c]	1.58[c]	1.73[c]	26[b]
9.58	(.08)	57,101	1.10	1.10	2.72	1.33	2.49	49
9.66	3.69	61,243	1.10	1.10	2.86	1.27	2.69	38
9.67	3.47	66,769	1.10	1.10	2.90	1.24	2.76	89

FLOATING RATE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2014*	$10.00	$.25[a]	$(.11)	$.14	$.26	—	$.26
2015	9.88	.28[a]	(.26)	.02	.32	—	.32
2016	9.58	.29[a]	.08	.37	.30	—	.30
2017	9.65	.26[a]	.09	.35	.32	—	.32
INSTITUTIONAL CLASS

2014*	$10.00	$.27[a]	$(.13)	$.14	$.28	—	$.28
2015	9.86	.30[a]	(.25)	.05	.34	—	.34
2016	9.57	.31[a]	.08	.39	.32	—	.32
2017	9.64	.26[a]	.11	.37	.34	—	.34

*	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
a	Based on average shared during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
ADVISOR CLASS

$9.88	1.43[b]	$34,942	.90[c]	.90[c]	2.63[c]	.95[c]	2.58[c]	26[b]
9.58	.18	50,122.90		.90	2.92	1.03	2.79	49
9.65	3.92	61,844.90		.90	3.06	.98	2.98	38
9.68	3.70	98,958.90		.90	3.07	.92	3.05	89
INSTITUTIONAL CLASS

$9.86	1.36[b]	$5,329	.70[c]	.70[c]	2.76[c]	1.06[c]	2.40[c]	26[b]
9.57	.47	10,458.70		.70	3.17	.90	2.97	49
9.64	4.14	11,456.70		.70	3.27	.83	3.14	38
9.67	3.87	21,277.70		.70	3.23	.80	3.13	89

FUND FOR INCOME

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$2.60	$.15	$(.01)	$.14	$.15	—	$.15
2014	2.59	.12[a]	.02	.14	.14	—	.14
2015	2.59	.11[a]	(.18)	(.07)	.13	—	.13
2016	2.39	.11[a]	.10	.21	.12	—	.12
2017	2.48	.11[a]	.05	.16	.12	—	.12
CLASS B

2013	$2.60	$.13	$(.01)	$.12	$.13	—	$.13
2014	2.59	.10[a]	.02	.12	.12	—	.12
2015	2.59	.09[a]	(.18)	(.09)	.11	—	.11
2016	2.39	.09[a]	.10	.19	.10	—	.10
2017	2.48	.10[a]	.05	.15	.10	—	.10

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$2.59	5.55	$647,603	1.23	1.23	5.17	1.25	5.15	60
2.59	5.38	621,618	1.21	1.21	4.67	1.23	4.65	47
2.39	(2.85)	567,249	1.21	1.21	4.39	1.23	4.37	47
2.48	9.07	571,028	1.22	1.22	4.76	1.24	4.74	55
2.52	6.79	572,631	1.21	1.21	4.57	1.23	4.55	65
CLASS B

$2.59	4.84	$5,001	1.99	1.99	4.42	2.01	4.40	60
2.59	4.67	4,690	2.02	2.02	3.86	2.04	3.84	47
2.39	(3.65)	3,376	2.01	2.01	3.60	2.03	3.58	47
2.48	7.99	2,923	2.04	2.05	3.94	2.07	3.92	55
2.53	6.15	2,356	1.98	1.98	3.79	2.00	3.77	65

FUND FOR INCOME

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$2.66	$.06	$(.05)	$.01	$.08	—	$.08
2014	2.59	.12[a]	.02	.14	.14	—	.14
2015	2.59	.12[a]	(.18)	(.06)	.14	—	.14
2016	2.39	.12[a]	.10	.22	.13	—	.13
2017	2.48	.12[a]	.05	.17	.13	—	.13
INSTITUTIONAL CLASS

2013*	$2.66	$.03	$(.01)	$.02	$.08	—	$.08
2014	2.60	.13[a]	.02	.15	.15	—	.15
2015	2.60	.12[a]	(.17)	(.05)	.15	—	.15
2016	2.40	.12[a]	.10	.22	.13	—	.13
2017	2.49	.13[a]	.05	.18	.13	—	.13

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
ADVISOR CLASS

$2.59	.23[b]	$1	1.03[c]	1.03[c]	4.59[c]	5.13[c]	.49[c]	60[b]
2.59	5.42	31,132.91		.91	4.83	.93	4.81	47
2.39	(2.47)	41,699.93		.93	4.65	.95	4.63	47
2.48	9.34	68,198.93		.94	5.02	.96	5.00	55
2.52	7.05	73,403.94		.94	4.84	.96	4.82	65
INSTITUTIONAL CLASS

$2.60	.66[b]	$18,575	.81[c]	.81[c]	4.93[c]	.83[c]	4.91[c]	60[b]
2.60	5.59	42,941.78		.78	5.07	.80	5.05	47
2.40	(2.28)	51,704.78		.78	4.81	.80	4.79	47
2.49	9.58	62,340.79		.79	5.19	.81	5.17	55
2.54	7.59	78,784.78		.78	4.99	.80	4.97	65

GOVERNMENT FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$11.52	$.17	$(.43)	$(.26)	$.32	—	$.32
2014	10.94	.19 [a]	—	.19	.26	—	.26
2015	10.87	.17[a]	.04	.21	.25	—	.25
2016	10.83	.15[a]	.08	.23	.21	—	.21
2017	10.85	.14[a]	(.35)	(.21)	.20	—	.20
CLASS B

2013	$11.51	$.07	$(.42)	$(.35)	$.24	—	$.24
2014	10.92	.10 [a]	(.01)	.09	.17	—	.17
2015	10.84	.08[a]	.03	.11	.15	—	.15
2016	10.80	.06[a]	.09	.15	.12	—	.12
2017	10.83	.07[a]	(.36)	(.29)	.11	—	.11

a	Based on average shares during period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.94	(2.29)	$355,264	1.10	1.10	1.57	1.21	1.46	101
10.87	1.71	289,928	1.07	1.07	1.76	1.18	1.65	138
10.83	1.90	265,856	1.08	1.08	1.60	1.19	1.49	82
10.85	2.16	258,545	1.08	1.08	1.40	1.19	1.29	97
10.44	(1.92)	232,982	1.08	1.08	1.35	1.21	1.22	61
CLASS B

$10.92	(3.06)	$4,717	1.84	1.84	.82	1.95	.71	101
10.84	.86	3,255	1.89	1.89	.94	2.00	.83	138
10.80	1.04	2,514	1.91	1.91	.78	2.02	.67	82
10.83	1.38	2,062	1.89	1.90	.59	2.01	.48	97
10.43	(2.67)	1,043	1.92	1.92	.51	2.04	.39	61

GOVERNMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$11.29	$.10	$(.30)	$(.20)	$.15	—	$.15
2014	10.94	.23[a]	(.04)	.19	.27	—	.27
2015	10.86	.21[a]	.03	.24	.26	—	.26
2016	10.84	.18[a]	.09	.27	.24	—	.24
2017	10.87	.23[a]	(.41)	(.18)	.23	—	.23
INSTITUTIONAL CLASS

2013*	$11.29	$.14	$(.31)	$(.17)	$.16	—	$.16
2014	10.96	.24[a]	(.01)	.23	.29	—	.29
2015	10.90	.22[a]	.04	.26	.28	—	.28
2016	10.88	.20[a]	.08	.28	.26	—	.26
2017	10.90	.10[a]	(.24)	(.14)	.25	—	.25

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
ADVISOR CLASS

$10.94	(1.75)[b]	$1	.95[c]	.95[c]	1.68[c]	5.17[c]	(2.54)[c]	101[b]
10.86	1.73	33,699.73		.73	2.06	.84	1.95	138
10.84	2.21	50,190.78		.78	1.89	.89	1.78	82
10.87	2.50	64,370.78		.78	1.70	.89	1.59	97
10.46	(1.61)	32,889.82		.82	1.64	.94	1.52	61
INSTITUTIONAL CLASS

$10.96	(1.54)[b]	$4,656	.68[c]	.68[c]	2.14[c]	.81[c]	2.01[c]	101[b]
10.90	2.08	10,753.65		.65	2.17	.76	2.06	138
10.88	2.38	14,027.65		.65	2.03	.76	1.92	82
10.90	2.62	7,951.65		.65	1.85	.76	1.74	97
10.51	(1.18)	538.63		.63	1.67	.77	1.53	61

GOVERNMENT CASH MANAGEMENT FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$1.00	—	—	—	—	—	—
2014	1.00	—	—	—	—	—	—
2015	1.00	—	—	—	—	—	—
2016	1.00	—	—	—	—	—	—
2017	1.00	—	—	—	.00[a]	—	.00[a]
CLASS B

2013	$1.00	—	—	—	—	—	—
2014	1.00	—	—	—	—	—	—
2015	1.00	—	—	—	—	—	—
2016	1.00	—	—	—	—	—	—
2017	1.00	—	—	—	—	—	—

a	Due to rounding, amount is less than .005 per share.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets		Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
CLASS A

$1.00	0.00	$130,272.11	.11	.00	.97	(.86)	N/A
1.00	0.00	108,088.08	.08	.00	1.02	(.94)	N/A
1.00	0.00	109,566.10	.10	.00	1.08	(.98)	N/A
1.00	0.00	122,037.33	.33	.00	1.05	(.72)	N/A
1.00	0.08	127,079.60	.60	.08	1.02	(.34)	N/A
CLASS B

$1.00	0.00	$571.12	.12	.00	1.72	(1.60)	N/A
1.00	0.00	404.08	.08	.00	1.64	(1.56)	N/A
1.00	0.00	287.10	.10	.00	1.72	(1.62)	N/A
1.00	0.00	248.33	.33	.00	1.77	(1.44)	N/A
1.00	0.00	161.64	.64	.00	1.76	(1.12)	N/A

GOVERNMENT CASH MANAGEMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
INSTITUTIONAL CLASS

2013*	$1.00	—	—	—	—	—	—
2014	1.00	—	—	—	—	—	—
2015	1.00	—	—	—	—	—	—
2016	1.00	—	—	—	—	—	—
2017	1.00	—	—	—	.00[a]	—	.00[a]

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Due to rounding, amount is less than .005 per share.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
INSTITUTIONAL CLASS

$1.00	0.00[b]	$1	.15[c]	.15[c]	.00[c]	2.60[c]	(2.45)[c]	N/A
1.00	0.00	2,595.08		.08	.00	.66	(.58)	N/A
1.00	0.00	2,267.10		.10	.00	.67	(.57)	N/A
1.00	0.00	2,844.33		.33	.00	.68	(.35)	N/A
1.00	0.07	2,394.60		.60	.06	.68	(.02)	N/A

INTERNATIONAL OPPORTUNITIES BOND FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$10.22	$.25	$(.32)	$(.07)	$.30	$.01	$.31
2014	9.84	.21[a]	.07	.28	.27	—	.27
2015	9.85	.12[a]	(1.06)	(.94)	.28	—	.28
2016	8.63	.20[a]	.51	.71	.13	—	.13
2017	9.21	.22[a]	.21	.43	.15	—	.15

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$9.84	(.72)	$99,161	1.30	1.30	.68	1.83	.15	53
9.85	2.84	80,197	1.30	1.30	2.06	1.41	1.95	76
8.63	(9.72)	69,394	1.30	1.30	1.29	1.38	1.21	61
9.21	8.30	65,456	1.38	1.38	2.29	1.41	2.26	72
9.49	4.70	59,782	1.41	1.41	2.35	N/A	N/A	76

INTERNATIONAL OPPORTUNITIES BOND FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$10.23	$.08	$(.31)	$(.23)	$.15	—	$.15
2014	9.85	.24[a]	.04	.28	.28	—	.28
2015	9.85	.14[a]	(1.06)	(.92)	.29	—	.29
2016	8.64	.23[a]	.51	.74	.13	—	.13
2017	9.25	.24[a]	.23	.47	.16	—	.16
INSTITUTIONAL CLASS

2013*	$10.23	$.12	$(.35)	$(.23)	$.15	—	$.15
2014	9.85	.25[a]	.06	.31	.28	—	.28
2015	9.88	.17[a]	(1.08)	(.91)	.30	—	.30
2016	8.67	.24[a]	.52	.76	.14	—	.14
2017	9.29	.22[a]	.27	.49	.19	—	.19

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$9.85	(2.26)[b]	$1	1.07[c]	1.07[c]	(1.43)[c]	5.23[c]	(5.59)[c]	53[b]
9.85	2.81	33,851	1.10	1.10	2.21	N/A	N/A	76
8.64	(9.51)	50,912	1.04	1.04	1.56	N/A	N/A	61
9.25	8.70	50,749	1.08	1.08	2.60	N/A	N/A	72
9.56	5.07	68,162	1.11	1.11	2.66	N/A	N/A	76
INSTITUTIONAL CLASS

$9.85	(2.26)[b]	$6,998	.96[c]	.96[c]	(1.31)[c]	N/A	N/A	53[b]
9.88	3.19	16,014.93		.93	2.43	N/A	N/A	76
8.67	(9.36)	19,097.90		.90	1.69	N/A	N/A	61
9.29	8.85	8,289.93		.93	2.75	N/A	N/A	72
9.59	5.27	8,669.94		.95	2.80	N/A	N/A	76

INVESTMENT GRADE FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$10.27	$.35	$(.46)	$(.11)	$.38	—	$.38
2014	9.78	.31[a]	.22	.53	.39	—	.39
2015	9.92	.28[a]	(.17)	.11	.39	—	.39
2016	9.64	.27[a]	.35	.62	.36	—	.36
2017	9.90	.26[a]	(.17)	.09	.33	—	.33
CLASS B

2013	$10.26	$.27	$(.45)	$(.18)	$.32	—	$.32
2014	9.76	.22[a]	.22	.44	.33	—	.33
2015	9.87	.20[a]	(.17)	.03	.33	—	.33
2016	9.57	.19[a]	.34	.53	.27	—	.27
2017	9.83	.19[a]	(.18)	.01	.23	—	.23

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$9.78	(1.10)	$543,955	1.07	1.07	3.20	1.18	3.09	33
9.92	5.50	475,090	1.05	1.05	3.11	1.16	3.00	49
9.64	1.12	458,704	1.04	1.04	2.85	1.15	2.74	36
9.90	6.55	477,010	1.04	1.05	2.78	1.15	2.68	37
9.66	.97	462,999	1.04	1.04	2.68	1.15	2.57	52
CLASS B

$9.76	(1.82)	$6,161	1.84	1.84	2.42	1.94	2.32	33
9.87	4.53	4,727	1.92	1.92	2.24	2.03	2.13	49
9.57	.27	3,623	1.92	1.92	1.98	2.03	1.87	36
9.83	5.61	2,907	1.92	1.92	1.91	2.03	1.80	37
9.61	.12	2,181	1.90	1.90	1.84	2.01	1.73	52

INVESTMENT GRADE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$10.23	$.08	$(.34)	$(.26)	$.19	—	$.19
2014	9.78	.34[a]	.20	.54	.40	—	.40
2015	9.92	.31[a]	(.16)	.15	.40	—	.40
2016	9.67	.30[a]	.34	.64	.37	—	.37
2017	9.94	.26[a]	(.14)	.12	.35	—	.35
INSTITUTIONAL CLASS

2013*	$10.23	$.14	$(.38)	$(.24)	$.20	—	$.20
2014	9.79	.35[a]	.23	.58	.43	—	.43
2015	9.94	.32[a]	(.17)	.15	.43	—	.43
2016	9.66	.31[a]	.35	.66	.40	—	.40
2017	9.92	.31[a]	(.18)	.13	.37	—	.37

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
ADVISOR CLASS

$9.78	(2.53)[b]	$1	.95[c]	.95[c]	2.64[c]	5.17[c]	(1.58)[c]	33[b]
9.92	5.61	44,351.69		.69	3.38	.80	3.27	49
9.67	1.53	63,614.73		.73	3.17	.84	3.06	36
9.94	6.78	83,659.74		.74	3.08	.85	2.97	37
9.71	1.32	136,316.72		.72	2.99	.82	2.89	52
INSTITUTIONAL CLASS

$9.79	(2.37)[b]	$9,326	.66[c]	.66[c]	3.06[c]	.77[c]	2.95[c]	33[b]
9.94	5.98	22,269.63		.63	3.51	.74	3.40	49
9.66	1.48	15,025.63		.63	3.26	.74	3.15	36
9.92	6.97	31,395.63		.63	3.17	.74	3.06	37
9.68	1.41	26,127.63		.63	3.10	.74	2.99	52

LIMITED DURATION BOND FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2014*	$10.00	$—[a]	$(.05)	$(.05)	$.06	—	$.06
2015	9.89	.03[a]	.04	.07	.20	—	.20
2016	9.76	(.03)[a]	.15	.12	.22	—	.22
2017	9.66	.08[a]	(.06)	.02	.21	—	.21

*	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$9.89	(.50)[b]	$8,911	1.05[c]	1.05[c]	.15[c]	3.37[c]	(2.17)[c]	19[b]
9.76	.67	26,852	1.05	1.05	.37	1.32	.10	57
9.66	1.21	48,342	1.05	1.05	(.25)	1.23	(.43)	54
9.47	.22	62,841	1.05	1.05	.85	1.22	.68	60

LIMITED DURATION BOND FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2014*	$10.00	$.02[a]	$(.05)	$(.03)	$.06	—	$.06
2015	9.91	.06[a]	.05	.11	.22	—	.22
2016	9.80	—[a]	.14	.14	.25	—	.25
2017	9.69	.13[a]	(.08)	.05	.24	—	.24
INSTITUTIONAL CLASS

2014*	$10.00	$.02[a]	$(.03)	$(.01)	$.07	—	$.07
2015	9.92	.08[a]	.04	.12	.23	—	.23
2016	9.81	.02[a]	.14	.16	.27	—	.27
2017	9.70	.11[a]	(.04)	.07	.25	—	.25

*	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
ADVISOR CLASS

$9.91	(.28)[b]	$25,649	.75[c]	.75[c]	.46[c]	1.02[c]	.19[c]	19[b]
9.80	1.08	40,502.75		.75	.66	1.09	.32	57
9.69	1.47	50,645.75		.75	.04	1.01	(.22)	54
9.50	.54	31,638.75		.75	1.14	1.02	.87	60
INSTITUTIONAL CLASS

$9.92	(.14)[b]	$5,125	.60[c]	.60[c]	.53[c]	3.32[c]	(2.19)[c]	19[b]
9.81	1.21	6,747.60		.60	.81	.92	.49	57
9.70	1.64	22,296.60		.60	.20	.82	(.02)	54
9.52	.77	41,065.60		.60	1.30	.82	1.08	60

STRATEGIC INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income[e]	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013*	$10.00	$.14[e]	$(.23)	$(.09)	$.13	$—	$.13
2014	9.78	.32ae	.12	.44	.28	.00[d]	.28
2015	9.94	.34ae	(.57)	(.23)	.34	.07	.41
2016	9.30	.30ae	.22	.52	.32	.02	.34
2017	9.48	.30ae	.05	.35	.30	—	.30
ADVISOR CLASS

2013*	$10.00	$.14[e]	$(.22)	$(.08)	$.15	$—	$.15
2014	9.77	.36ae	.11	.47	.32	.00[d]	.32
2015	9.92	.38ae	(.56)	(.18)	.38	.07	.45
2016	9.29	.33ae	.23	.56	.36	.02	.38
2017	9.47	.29ae	.09	.38	.33	—	.33

*	For the period April 3, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.
d	Due to rounding, amount is less than .005 per share.
e
 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

f	Does not include expenses of the investment companies in which the Fund invests.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits[f] (%)	Net Expenses Before Fee Credits[f] (%)	Net Investment Income[e] (%)	Expenses[d] (%),	Net Investment Income (Loss)[e] (%)
CLASS A

$9.78	(.87)[b]	$47,344	1.30cf	1.30cf	2.88ce	2.10cf	2.08ce	19[b]
9.94	4.55	101,540	.80[f]	.80[f]	3.18[e]	.68[f]	3.30[e]	20
9.30	(2.37)	131,734	.59[f]	.59[f]	3.55[e]	N/A	N/A	40
9.48	5.64	149,190	.58[f]	.58[f]	3.19[e]	N/A	N/A	49
9.53	3.73	162,789	.57[f]	.57[f]	3.24[e]	N/A	N/A	37
ADVISOR CLASS

$9.77	(.79)[b]	$1	1.00[c]f	1.00[c]f	2.89ce	14.79[c]f	(10.90)ce	19[b]
9.92	4.82	323	.36[f]	.36[f]	3.62[e]	.29[f]	3.69[e]	20
9.29	(1.93)	306	.19[f]	.19[f]	3.95[e]	N/A	N/A	40
9.47	6.14	415	.17[f]	.17[f]	3.59[e]	N/A	N/A	49
9.52	4.14	963	.18[f]	.18[f]	3.66[e]	N/A	N/A	37

COVERED CALL STRATEGY FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2016*	$10.00	$.06[a]	$.33	$.39	$.03	$—	$.03
2017	10.36	.10[a]	.85	.95	.11	.02	.13
ADVISOR CLASS

2016*	$10.00	$.08[a]	$.32	$.40	$.06	—	$.06
2017	10.34	.13[a]	.86	.99	.15	.02	.17
INSTITUTIONAL CLASS

2016*	$10.00	$.09[a]	$.33	$.42	$.07	—	$.07
2017	10.35	.16[a]	.85	1.01	.17	.02	.19

*	For the period April 1, 2016 (commencement of operations) to September 30, 2016.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.36	3.94[b]	$48,514	1.30[c]	1.30[c]	1.19[c]	1.73[c]	.76[c]	83[b]
11.18	9.17	167,906	1.30	1.30	1.18	1.36	1.12	121
ADVISOR CLASS

$10.34	4.05[b]	$39,129	.97[c]	.97[c]	1.64[c]	1.50[c]	1.11[c]	83[b]
11.16	9.62	109,360.97		.97	1.53	1.06	1.44	121
INSTITUTIONAL CLASS

$10.35	4.18[b]	$4,214	.84[c]	.84[c]	1.76[c]	1.25[c]	1.35[c]	83[b]
11.17	9.77	7,334.84		.84	1.65	.96	1.53	121

EQUITY INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$7.67	$.14	$1.32	$1.46	$.14	$—	$.14
2014	8.99	.13[a]	1.16	1.29	.14	.15	.29
2015	9.99	.15[a]	(.54)	(.39)	.15	.46	.61
2016	8.99	.16[a]	1.08	1.24	.16	.35	.51
2017	9.72	.16[a]	1.22	1.38	.21	.18	.39
CLASS B

2013	$7.55	$.09	$1.28	$1.37	$.08	$—	$.08
2014	8.84	.05[a]	1.13	1.18	.05	.15	.20
2015	9.82	.06[a]	(.53)	(.47)	.07	.46	.53
2016	8.82	.08[a]	1.06	1.14	.09	.35	.44
2017	9.52	.08[a]	1.19	1.27	.12	.18	.30

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$8.99	19.14	$475,422	1.28	1.28	1.66	N/A	N/A	32
9.99	14.48	510,981	1.21	1.22	1.33	N/A	N/A	27
8.99	(4.31)	485,342	1.21	1.21	1.52	N/A	N/A	23
9.72	14.16	529,327	1.22	1.22	1.72	N/A	N/A	22
10.71	14.46	564,918	1.20	1.20	1.58	N/A	N/A	15
CLASS B

$8.84	18.21	$6,337	2.05	2.05	.90	N/A	N/A	32
9.82	13.49	5,721	2.06	2.06	.49	N/A	N/A	27
8.82	(5.16)	3,847	2.06	2.06	.67	N/A	N/A	23
9.52	13.20	3,446	2.07	2.07	.87	N/A	N/A	22
10.49	13.48	3,012	2.03	2.03	.76	N/A	N/A	15

EQUITY INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$8.40	$.08	$.58	$.66	$.07	$—	$.07
2014	8.99	.17[a]	1.13	1.30	.15	.15	.30
2015	9.99	.19[a]	(.55)	(.36)	.17	.46	.63
2016	9.00	.20[a]	1.08	1.28	.19	.35	.54
2017	9.74	.19[a]	1.23	1.42	.21	.18	.39
INSTITUTIONAL CLASS

2013*	$8.40	$.04	$.63	$.67	$.05	$—	$.05
2014	9.02	.17[a]	1.16	1.33	.17	.15	.32
2015	10.03	.19[a]	(.55)	(.36)	.17	.46	.63
2016	9.04	.20[a]	1.09	1.29	.20	.35	.55
2017	9.78	.37[a]	1.06	1.43	.31	.18	.49

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
ADVISOR CLASS

$8.99	7.87[b]	$1	1.01[c]	1.01[c]	1.78[c]	4.68[c]	(1.89)[c]	32[b]
9.99	14.57	32,160.81		.81	1.71	N/A	N/A	27
9.00	(3.96)	38,482.84		.84	1.90	N/A	N/A	23
9.74	14.63	54,576.85		.85	2.08	N/A	N/A	22
10.77	14.87	71,611.84		.84	1.94	N/A	N/A	15
INSTITUTIONAL CLASS

$9.02	7.95[b]	$4,717	.86[c]	.86[c]	1.74[c]	.86[c]	1.74[c]	32[b]
10.03	14.88	7,399.80		.80	1.76	N/A	N/A	27
9.04	(3.97)	9,773.81		.81	1.93	N/A	N/A	23
9.78	14.67	2,448.78		.78	2.08	N/A	N/A	22
10.72	14.84	2,193.80		.80	2.02	N/A	N/A	15

GLOBAL FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions of Net Investment Income
CLASS A

2013	$6.79	$.05	$1.20	$1.25	$.03	$—	$.03
2014	8.01	—[a]	.80	.80	.04	.11	.15
2015	8.66	—[a]	.11	.11	—	1.51	1.51
2016	7.26	.01[a]	.43	.44	.00[b]	.40	.40
2017	7.30	.02[a]	1.29	1.31	.01	—	.01
CLASS B

2013	$5.86	$(.07)	$1.09	$1.02	$.02	$—	$.02
2014	6.86	(.06)[a]	.69	.63	—	.11	.11
2015	7.38	(.05)[a]	.10	.05	—	1.51	1.51
2016	5.92	(.04)[a]	.36	.32	—	.40	.40
2017	5.84	(.03)[a]	1.02	.99	.00[b]	—	.00[b]

a	Based on average shares during the period.
b	Due to rounding, amount is less than .005 per share.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$8.01	18.56	$317,329	1.60	1.61	.66	1.62	.65	92
8.66	10.00	332,416	1.49	1.49	.03	1.54	(.02)	154
7.26	.87	331,382	1.47	1.47	(.01)	1.52	(.06)	97
7.30	6.03	339,956	1.47	1.47	.09	1.52	.04	94
8.60	17.99	379,176	1.44	1.44	.30	1.49	.25	117
CLASS B

$6.86	17.55	$4,419	2.36	2.36	(.10)	2.38	(.12)	92
7.38	9.18	4,023	2.31	2.31	(.79)	2.36	(.84)	154
5.92	.09	3,405	2.28	2.28	(.82)	2.33	(.87)	97
5.84	5.29	2,937	2.27	2.27	(.72)	2.32	(.77)	94
6.83	16.98	2,642	2.24	2.24	(.52)	2.29	(.57)	117

GLOBAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$7.28	$.06	$.67	$.73	$—	$—	$—
2014	8.01	—[a]	.82	.82	—	.11	.11
2015	8.72	.03[a]	.12	.15	—	1.51	1.51
2016	7.36	.04[a]	.44	.48	.01	.40	.41
2017	7.43	.06[a]	1.31	1.37	.02	—	.02
INSTITUTIONAL CLASS

2013*	$7.28	$.06	$.68	$.74	$—	$—	$—
2014	8.02	—[a]	.84	.84	—	.11	.11
2015	8.75	.04[a]	.11	.15	—	1.51	1.51
2016	7.39	.04[a]	.45	.49	.01	.40	.41
2017	7.47	.06[a]	1.31	1.37	.02	—	.02

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Gain (Loss) (%)
ADVISOR CLASS

$8.01	10.03[b]	$1	1.27[c]	1.27[c]	1.46[c]	4.88[c]	(2.15)[c]	92[b]
8.72	10.24	66,590	1.06	1.06	.53	1.11	.48	154
7.36	1.37	114,556	1.06	1.06	.43	1.11	.38	97
7.43	6.48	169,088	1.05	1.05	.53	1.10	.48	94
8.78	18.46	191,839	1.04	1.04	.70	1.09	.65	117
INSTITUTIONAL CLASS

$8.02	10.17[b]	$1	1.14[c]	1.14[c]	1.55[c]	4.59[c]	(1.90)[c]	92[b]
8.75	10.48	3,001	1.03	1.03	.48	1.08	.43	154
7.39	1.37	2,955	1.02	1.02	.45	1.07	.40	97
7.47	6.61	3,288	1.01	1.01	.55	1.06	.50	94
8.82	18.38	3,800	1.00	1.00	.74	1.05	.69	117

GROWTH & INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$16.66	$.20	$3.90	$4.10	$.22	$—	$.22
2014	20.54	.18[a]	2.92	3.10	.20	.68	.88
2015	22.76	.20[a]	(1.37)	(1.17)	.19	1.05	1.24
2016	20.35	.26[a]	2.07	2.33	.24	.93	1.17
2017	21.51	.25[a]	2.66	2.91	.37	.75	1.12
CLASS B

2013	$15.64	$.06	$3.67	$3.73	$.11	$—	$.11
2014	19.26	—[a]	2.73	2.73	—	.68	.68
2015	21.31	.02[a]	(1.27)	(1.25)	.04	1.05	1.09
2016	18.97	.10[a]	1.91	2.01	.08	.93	1.01
2017	19.97	.08[a]	2.45	2.53	.13	.75	.88

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$20.54	24.86	$1,538,582	1.22	1.22	1.11	N/A	N/A	20
22.76	15.26	1,632,920	1.15	1.15	.80	N/A	N/A	22
20.35	(5.62)	1,496,803	1.15	1.15	.89	N/A	N/A	23
21.51	11.72	1,588,423	1.16	1.16	1.28	N/A	N/A	23
23.30	13.99	1,675,590	1.15	1.15	1.13	N/A	N/A	16
CLASS B

$19.26	24.02	$27,762	1.96	1.96	.37	N/A	N/A	20
21.31	14.32	25,497	1.93	1.93	.02	N/A	N/A	22
18.97	(6.33)	19,316	1.93	1.93	.11	N/A	N/A	23
19.97	10.82	17,047	1.94	1.94	.50	N/A	N/A	23
21.62	13.14	14,310	1.93	1.93	.35	N/A	N/A	16

GROWTH & INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$18.49	$.13	$2.00	$2.13	$.08	$—	$.08
2014	20.54	.27[a]	2.91	3.18	.20	.68	.88
2015	22.84	.29[a]	(1.38)	(1.09)	.24	1.05	1.29
2016	20.46	.35[a]	2.08	2.43	.29	.93	1.22
2017	21.67	.33[a]	2.69	3.02	.48	.75	1.23
INSTITUTIONAL CLASS

2013*	$18.49	$.15	$2.00	$2.15	$.09	$—	$.09
2014	20.55	.27[a]	2.92	3.19	.28	.68	.96
2015	22.78	.29[a]	(1.39)	(1.10)	.24	1.05	1.29
2016	20.39	.35[a]	2.07	2.42	.30	.93	1.23
2017	21.58	.34[a]	2.67	3.01	.45	.75	1.20

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$20.54	11.53[b]	$1	.97[c]	.97[c]	1.31[c]	4.60[c]	(2.32)[c]	20[b]
22.84	15.67	123,039.74		.74	1.17	N/A	N/A	22
20.46	(5.24)	141,229.75		.75	1.29	N/A	N/A	23
21.67	12.18	132,486.77		.77	1.68	N/A	N/A	23
23.46	14.42	166,851.78		.78	1.50	N/A	N/A	16
INSTITUTIONAL CLASS

$20.55	11.64[b]	$1	.78[c]	.78[c]	1.50[c]	4.19[c]	(1.91)[c]	20[b]
22.78	15.75	9,746.74		.74	1.21	N/A	N/A	22
20.39	(5.27)	9,380.75		.75	1.29	N/A	N/A	23
21.58	12.18	10,596.74		.74	1.70	N/A	N/A	23
23.39	14.47	10,839.74		.74	1.54	N/A	N/A	16

HEDGED U.S. EQUITY OPPORTUNITIES FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2016*	$10.00	—[a]	$(.09)	$(.09)	—	—	—
2017	9.91	(.02)[a]	.88	.86	—	—	—
ADVISOR CLASS

2016*	$10.00	—[a]	$(.09)	$(.09)	$—	—	—
2017	9.91	.01[a]	.89	.90	.00[d]	—	.00[d]
INSTITUTIONAL CLASS

2016*	$10.00	$.01[a]	$(.10)	$(.09)	—	—	—
2017	9.91	.02[a]	.89	.91	.00[d]	—	.00[d]

*	For the period August 1, 2016 (commencement of operations) to September 30, 2016.
a	Based on average shares during the period.
b	Not annualized
c	Annualized.
d.	Due to rounding amount is less than .005 per share.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
CLASS A

$9.91	(.90)[b]	$9,265	1.75[c]	1.75[c]	(.02)[c]	4.24[c]	(2.51)[c]	7[b]
10.77	8.68	44,228	1.75	1.75	(.21)	2.09	(.55)	75
ADVISOR CLASS

$9.91	(.90)[b]	$24,539	1.42[c]	1.42[c]	..26[c]	3.37[c]	(1.69)[c]	7[b]
10.81	9.11	33,770	1.42	1.42	.10	1.76	(.24)	75
INSTITUTIONAL CLASS

$9.91	(.90)[b]	$99	1.31[c]	1.31[c]	.30[c]	3.24[c]	(1.63)[c]	7[b]
10.82	9.21	472	1.31	1.31	.23	1.74	(.20)	75

INTERNATIONAL FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$11.68	$.04	$.81	$.85	$—	—	$—
2014	12.53	.05[a]	.50	.55	.02	—	.02
2015	13.06	.05[a]	(.41)	(.36)	.05	—	.05
2016	12.65	.06[a]	1.05	1.11	.05	—	.05
2017	13.71	.02[a]	2.02	2.04	.07	—	.07
CLASS B

2013	$11.25	$(.11)	$.84	$.73	$—	—	$—
2014	11.98	(.05)[a]	.47	.42	—	—	—
2015	12.40	(.06)[a]	(.38)	(.44)	—	—	—
2016	11.96	(.06)[a]	1.00	.94	.03	—	.03
2017	12.87	(.09)[a]	1.90	1.81	.05	—	.05

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$12.53	7.28	$215,873	1.71	1.71	.34	N/A	N/A	31
13.06	4.43	193,174	1.66	1.66	.39	N/A	N/A	34
12.65	(2.78)	194,991	1.64	1.64	.40	N/A	N/A	27
13.71	8.80	209,205	1.61	1.61	.45	N/A	N/A	28
15.68	15.00	238,770	1.58	1.58	.17	N/A	N/A	38
CLASS B

$11.98	6.49	$3,200	2.46	2.46	(.45)	N/A	N/A	31
12.40	3.51	2,893	2.49	2.49	(.42)	N/A	N/A	34
11.96	(3.55)	2,094	2.47	2.47	(.49)	N/A	N/A	27
12.87	7.83	1,607	2.45	2.45	(.45)	N/A	N/A	28
14.63	14.12	1,465	2.40	2.40	(.68)	N/A	N/A	38

INTERNATIONAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$12.79	$.06	$(.30)	$(.24)	$—	—	$—
2014	12.55	.14[a]	.44	.58	—	—	—
2015	13.13	.11[a]	(.43)	(.32)	.05	—	.05
2016	12.76	.11[a]	1.06	1.17	.06	—	.06
2017	13.87	.08[a]	2.05	2.13	.08	—	.08
INSTITUTIONAL CLASS

2013*	$12.79	$.08	$(.31)	$(.23)	$—	—	$—
2014	12.56	.12[a]	.51	.63	—	—	—
2015	13.19	.12[a]	(.43)	(.31)	.10	—	.10
2016	12.78	.13[a]	1.07	1.20	.07	—	.07
2017	13.91	.09[a]	2.05	2.14	.09	—	.09

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$12.55	(1.88)[b]	$1	1.45[c]	1.45[c]	.97[c]	5.30[c]	(2.88)[c]	31[b]
13.13	4.62	35,249	1.27	1.27	.98	N/A	N/A	34
12.76	(2.45)	57,623	1.24	1.24	.83	N/A	N/A	27
13.87	9.22	81,525	1.23	1.24	.85	N/A	N/A	28
15.92	15.50	111,334	1.18	1.18	.59	N/A	N/A	38
INSTITUTIONAL CLASS

$12.56	(1.80)[b]	$1	1.19[c]	1.19[c]	1.23[c]	4.84[c]	(2.42)[c]	31[b]
13.19	5.02	2,357	1.17	1.17	.93	N/A	N/A	34
12.78	(2.33)	2,347	1.14	1.14	.89	N/A	N/A	27
13.91	9.39	2,695	1.12	1.12	.95	N/A	N/A	28
15.96	15.54	3,274	1.09	1.09	.65	N/A	N/A	38

LONG SHORT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2017*	$10.00	$(.11)[a]	$.55	$.44	—	—	—
ADVISOR CLASS

2017*	$10.00	$(.09)[a]	$.55	$.46	—	—	—
INSTITUTIONAL CLASS

2017*	$10.00	$(.11)[a]	$.58	$.47	—	—	—

*	For the period December 1, 2016 (commencement of operations) to September 30, 2017.
a	Based on average shares during the period.
b	Not annualized
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
CLASS A

$10.44	4.40[b]	$10,697	3.21[c]	3.21[c]	(1.77)[c]	3.99[c]	(2.55)[c]	89[b]
ADVISOR CLASS

$10.46	4.60[b]	$40,038	2.87[c]	2.87[c]	(1.50)[c]	3.52[c]	(2.15)[c]	89[b]
INSTITUTIONAL CLASS

$10.47	4.70[b]	$171	2.74[c]	2.74[c]	(1.41)[c]	3.61[c]	(2.28)[c]	89[b]

OPPORTUNITY FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$29.37	$.18	$9.64	$9.82	$.26	$.80	$1.06
2014	38.13	.07[a]	5.29	5.36	.16	2.43	2.59
2015	40.90	.04[a]	(.39)	(.35)	.06	2.70	2.76
2016	37.79	.20[a]	2.52	2.72	.04	3.18	3.22
2017	37.29	.11[a]	6.03	6.14	.22	1.35	1.57
CLASS B

2013	$25.15	$(.12)	$8.26	$8.14	$.22	$.80	$1.02
2014	32.27	(.21)[a]	4.47	4.26	—	2.43	2.43
2015	34.10	(.23)[a]	(.29)	(.52)	—	2.70	2.70
2016	30.88	(.07)[a]	2.05	1.98	—	3.18	3.18
2017	29.68	(.16)[a]	4.77	4.61	.18	1.35	1.53

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$38.13	34.47	$726,942	1.28	1.28	.56	N/A	N/A	40
40.90	14.20	805,113	1.20	1.20	.16	N/A	N/A	34
37.79	(1.16)	818,955	1.20	1.20	.11	N/A	N/A	37
37.29	7.39	880,274	1.22	1.22	.54	N/A	N/A	36
41.86	16.99	1,002,618	1.20	1.20	.27	N/A	N/A	32
CLASS B

$32.27	33.49	$13,677	2.02	2.02	(.18)	N/A	N/A	40
34.10	13.32	12,145	1.99	1.99	(.63)	N/A	N/A	34
30.88	(1.94)	9,691	1.97	1.97	(.67)	N/A	N/A	37
29.68	6.58	8,606	1.99	1.99	(.22)	N/A	N/A	36
32.76	16.12	7,557	1.96	1.96	(.49)	N/A	N/A	32

OPPORTUNITY FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$33.13	$.16	$4.89	$5.05	$—	$—	$—
2014	38.18	.23[a]	5.22	5.45	—	2.43	2.43
2015	41.20	.16[a]	(.40)	(.24)	.08	2.70	2.78
2016	38.18	.30[a]	2.56	2.86	.07	3.18	3.25
2017	37.79	.24[a]	6.12	6.36	.24	1.35	1.59
INSTITUTIONAL CLASS

2013*	$33.13	$.19	$4.89	$5.08	$—	$—	$—
2014	38.21	.24[a]	5.30	5.54	.17	2.43	2.60
2015	41.15	.22[a]	(.40)	(.18)	.20	2.70	2.90
2016	38.07	.36[a]	2.54	2.90	.08	3.18	3.26
2017	37.71	.27[a]	6.12	6.39	.26	1.35	1.61

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$38.18	15.24[b]	$1	.98[c]	.98[c]	.91[c]	4.48[c]	(2.59)[c]	40[b]
41.20	14.43	35,733.90		.90	.51	N/A	N/A	34
38.18	(.87)	48,322.91		.91	.40	N/A	N/A	37
37.79	7.69	73,477.93		.93	.83	N/A	N/A	36
42.56	17.37	81,773.88		.88	.59	N/A	N/A	32
INSTITUTIONAL CLASS

$38.21	15.33[b]	$1	.85[c]	.85[c]	1.06[c]	4.17[c]	(2.26)[c]	40[b]
41.15	14.66	3,838.79		.79	.58	N/A	N/A	34
38.07	(.74)	4,228.78		.78	.52	N/A	N/A	37
37.71	7.84	4,975.79		.79	.98	N/A	N/A	36
42.49	17.49	5,678.78		.78	.70	N/A	N/A	32

REAL ESTATE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2015*	$10.00	$.09[a]	$(1.06)	$(.97)	$.07	$—	$.07
2016	8.96	.24[a]	1.11	1.35	.18	.02	.20
2017	10.11	.14[a]	(.72)	(.58)	.13	.14	.27
ADVISOR CLASS

2015*	$10.00	$.11[a]	$(1.06)	$(.95)	$.07	$—	$.07
2016	8.98	.27[a]	1.13	1.40	.21	.02	.23
2017	10.15	.18[a]	(.74)	(.56)	.18	.14	.32
INSTITUTIONAL CLASS

2015*	$10.00	$.09[a]	$(1.04)	$(.95)	$.09	$—	$.09
2016	8.96	.28[a]	1.13	1.41	.21	.02	.23
2017	10.14	.22[a]	(.77)	(.55)	.19	.14	.33

*	For the period April 6, 2015 (commencement of operations) to September 30, 2015.
a	Based on average shared during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$8.96	(9.67)[b]	$11,410	1.45[c]	1.45[c]	1.99[c]	2.31[c]	1.13[c]	18[b]
10.11	15.19	27,741	1.45	1.45	2.47	1.54	2.38	31
9.26	(5.77)	40,935	1.45	1.45	1.58	1.45	1.58	17
ADVISOR CLASS

$8.98	(9.45)[b]	$40,824	1.12[c]	1.12[c]	2.36[c]	1.63[c]	1.85[c]	18[b]
10.15	15.66	55,218	1.12	1.12	2.75	1.21	2.66	31
9.27	(5.54)	77,398	1.12	1.12	2.09	1.08	2.13	17
INSTITUTIONAL CLASS

$8.96	(9.45)[b]	$963	1.00[c]	1.00[c]	2.08[c]	2.18[c]	.90[c]	18[b]
10.14	15.89	634	1.00	1.00	2.87	1.06	2.81	31
9.26	(5.45)	575	1.00	1.00	2.38	.94	2.44	17

SELECT GROWTH FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Gain (Loss)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$7.98	$.02	$1.24	$1.26	$—	$—	$—
2014	9.24	—[a]	1.73	1.73	.00[b]	—	.00[b]
2015	10.97	.02[a]	.65	.67	.00[b]	—	.00[b]
2016	11.64	.02[a]	.73	.75	.02	1.13	1.15
2017	11.24	—[a]	2.38	2.38	.03	1.55	1.58
CLASS B

2013	$7.25	$(.06)	$1.15	$1.09	$—	$—	$—
2014	8.34	(.07)[a]	1.55	1.48	—	—	—
2015	9.82	(.07)[a]	.59	.52	—	—	—
2016	10.34	(.06)[a]	.65	.59	.00[b]	1.13	1.13
2017	9.80	(.07)[a]	2.02	1.95	.02	1.55	1.57

a	Based on average shares during the period.
b	Amount is less than .005 per share.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$9.24	15.79	$315,833	1.35	1.35	.25	N/A	N/A	71
10.97	18.77	330,595	1.27	1.27	.03	N/A	N/A	33
11.64	6.12	352,651	1.25	1.25	.16	N/A	N/A	48
11.24	6.50	373,279	1.27	1.27	.22	N/A	N/A	59
12.04	24.16	444,933	1.25	1.25	.00	N/A	N/A	58
CLASS B

$8.34	15.03	$5,308	2.10	2.10	(.48)	N/A	N/A	71
9.82	17.75	4,868	2.06	2.06	(.76)	N/A	N/A	33
10.34	5.30	4,101	2.03	2.03	(.63)	N/A	N/A	48
9.80	5.71	3,393	2.03	2.03	(.56)	N/A	N/A	59
10.18	23.13	3,163	2.01	2.01	(.75)	N/A	N/A	58

SELECT GROWTH FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$8.46	$.01	$.79	$.80	$—	$—	$—
2014	9.26	.06[a]	1.69	1.75	—	—	—
2015	11.01	.07[a]	.66	.73	.01	—	.01
2016	11.73	.07[a]	.73	.80	.03	1.13	1.16
2017	11.37	.05[a]	2.40	2.45	.04	1.55	1.59
INSTITUTIONAL CLASS

2013*	$8.46	$.02	$.79	$.81	$—	$—	$—
2014	9.27	.05[a]	1.74	1.79	—	—	—
2015	11.06	.07[a]	.66	.73	.02	—	.02
2016	11.77	.07[a]	.74	.81	.03	1.13	1.16
2017	11.42	.05[a]	2.41	2.46	.04	1.55	1.59

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on the average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$9.26	9.46[b]	$1	1.02[c]	1.02[c]	.25[c]	4.63[c]	(3.36)[c]	71[b]
11.01	18.90	31,902.83		.83	.51	N/A	N/A	33
11.73	6.61	46,793.84		.84	.57	N/A	N/A	48
11.37	6.93	66,588.85		.86	.62	N/A	N/A	59
12.23	24.61	81,203.84		.84	.40	N/A	N/A	58
INSTITUTIONAL CLASS

$9.27	9.57[b]	$1	.89[c]	.89[c]	.39[c]	4.32[c]	(3.04)[c]	71[b]
11.06	19.31	3,057.83		.83	.48	N/A	N/A	33
11.77	6.56	3,608.82		.82	.59	N/A	N/A	48
11.42	7.00	3,915.83		.83	.66	N/A	N/A	59
12.29	24.61	4,950.82		.82	.43	N/A	N/A	58

SPECIAL SITUATIONS FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$24.40	$.11	$4.68	$4.79	$.12	$1.00	$1.12
2014	28.07	.02[a]	3.16	3.18	—	4.60	4.60
2015	26.65	.02[a]	.07	.09	.04	1.43	1.47
2016	25.27	.17[a]	2.36	2.53	.02	1.44	1.46
2017	26.34	—[a]	5.24	5.24	.16	.24	.40
CLASS B

2013	$20.67	$(.10)	$3.96	$3.86	$.08	$1.00	$1.08
2014	23.45	(.17)[a]	2.62	2.45	—	4.60	4.60
2015	21.30	(.16)[a]	.08	(.08)	—	1.43	1.43
2016	19.79	(.02)[a]	1.81	1.79	—	1.44	1.44
2017	20.14	(.19)[a]	4.01	3.82	.13	.24	.37

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$28.07	20.47	$412,102	1.39	1.39	.42	1.47	.34	110
26.65	11.65	425,957	1.33	1.33	.06	1.38	.01	55
25.27	.12	432,235	1.32	1.32	.07	1.33	.06	43
26.34	10.35	472,720	1.33	1.34	.68	1.34	.68	39
31.18	20.06	549,780	1.31	1.31	(.01)	N/A	N/A	27
CLASS B

$23.45	19.62	$4,932	2.13	2.13	(.29)	2.21	(.37)	110
21.30	10.71	4,441	2.16	2.16	(.77)	2.21	(.82)	55
19.79	(.67)	3,618	2.13	2.13	(.74)	2.14	(.75)	43
20.14	9.43	3,301	2.14	2.14	(.12)	2.15	(.13)	39
23.59	19.13	3,081	2.10	2.10	(.80)	N/A	N/A	27

SPECIAL SITUATIONS FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$25.71	$.01	$2.37	$2.38	$—	$—	$—
2014	28.09	.12[a]	3.10	3.22	—	4.60	4.60
2015	26.71	.10[a]	.08	.18	.08	1.43	1.51
2016	25.38	.23[a]	2.39	2.62	.04	1.44	1.48
2017	26.52	.08[a]	5.29	5.37	.18	.24	.42
INSTITUTIONAL CLASS

2013*	$25.71	$.06	$2.37	$2.43	$—	$—	$—
2014	28.14	.14[a]	3.16	3.30	—	4.60	4.60
2015	26.84	.14[a]	.08	.22	.16	1.43	1.59
2016	25.47	.28[a]	2.39	2.67	.05	1.44	1.49
2017	26.65	.12[a]	5.31	5.43	.18	.24	.42

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Gain (Loss) (%)
ADVISOR CLASS

$28.09	9.26[b]	$1	1.16[c]	1.16[c]	.08[c]	4.82[c]	(3.58)[c]	110[b]
26.71	11.82	26,458	1.01	1.01	.39	1.06	.34	55
25.38	.46	38,790	1.02	1.03	.37	1.04	.36	43
26.52	10.67	59,159	1.03	1.03	.94	1.04	.93	39
31.47	20.41	120,912.97		.97	.34	N/A	N/A	27
INSTITUTIONAL CLASS

$28.14	9.45[b]	$1	.84[c]	.84[c]	.42[c]	4.43[c]	(3.17)[c]	110[b]
26.84	12.10	5,750.89		.89	.51	.94	.46	55
25.47	.60	5,905.88		.88	.51	.89	.50	43
26.65	10.84	6,914.88		.89	1.11	.90	1.10	39
31.66	20.56	8,712.87		.87	.42	N/A	N/A	27

TOTAL RETURN FUND

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2013	$16.81	$.27	$1.99	$2.26	$.34	$.24	$.58
2014	18.49	.22[a]	1.65	1.87	.31	.42	.73
2015	19.63	.21[a]	(.68)	(.47)	.28	.67	.95
2016	18.21	.23[a]	1.26	1.49	.27	.43	.70
2017	19.00	.23[a]	1.27	1.50	.32	.30	.62
CLASS B

2013	$16.53	$.15	$1.95	$2.10	$.22	$.24	$.46
2014	18.17	.07[a]	1.61	1.68	.16	.42	.58
2015	19.27	.06[a]	(.68)	(.62)	.06	.67	.73
2016	17.92	.09[a]	1.25	1.34	.13	.43	.56
2017	18.70	.09[a]	1.24	1.33	.17	.30	.47

a	Based on average shares during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$18.49	13.77	$664,054	1.26	1.26	1.45	N/A	N/A	32
19.63	10.18	767,354	1.19	1.19	1.14	N/A	N/A	44
18.21	(2.65)	784,281	1.18	1.18	1.05	N/A	N/A	40
19.00	8.36	845,726	1.19	1.19	1.27	N/A	N/A	63
19.88	8.09	877,311	1.19	1.19	1.22	N/A	N/A	39
CLASS B

$18.17	12.98	$10,207	2.01	2.01	.71	N/A	N/A	32
19.27	9.29	10,016	1.97	1.97	.36	N/A	N/A	44
17.92	(3.44)	8,270	1.96	1.96	.27	N/A	N/A	40
18.70	7.61	7,774	1.96	1.96	.50	N/A	N/A	63
19.56	7.23	6,939	1.93	1.93	.48	N/A	N/A	39

TOTAL RETURN FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
ADVISOR CLASS

2013*	$17.62	$.09	$.95	$1.04	$.17	$—	$.17
2014	18.49	.29[a]	1.60	1.89	.32	.42	.74
2015	19.64	.29[a]	(.69)	(.40)	.31	.67	.98
2016	18.26	.26[a]	1.27	1.53	.32	.43	.75
2017	19.04	.32[a]	1.30	1.62	.38	.30	.68
INSTITUTIONAL CLASS

2013*	$17.62	$.10	$.95	$1.05	$.17	$—	$.17
2014	18.50	.30[a]	1.63	1.93	.36	.42	.78
2015	19.65	.29[a]	(.70)	(.41)	.28	.67	.95
2016	18.29	.31[a]	1.28	1.59	.32	.43	.75
2017	19.13	.32[a]	1.27	1.59	.37	.30	.67

*	For the period April 1, 2013 (commencement of operations) to September 30, 2013.
a	Based on average shares during the period.
b	Not annualized.
c	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)
ADVISOR CLASS

$18.49	5.89[b]	$1	1.01[c]	1.01[c]	1.40[c]	4.76[c]	(2.35)[c]	32[b]
19.64	10.34	2,106.78		.78	1.46	N/A	N/A	44
18.26	(2.24)	976.78		.78	1.44	N/A	N/A	40
19.04	8.55	1,213.82		.82	1.63	N/A	N/A	63
19.98	8.69	996.80		.80	1.61	N/A	N/A	39
INSTITUTIONAL CLASS

$18.50	5.98[b]	$1	.82[c]	.82[c]	1.48[c]	4.35[c]	(2.05)[c]	32[b]
19.65	10.55	2,885.78		.78	1.55	N/A	N/A	44
18.29	(2.28)	30,644.77		.77	1.47	N/A	N/A	40
19.13	8.88	32,525.77		.77	1.68	N/A	N/A	63
20.05	8.50	33,545.77		.77	1.65	N/A	N/A	39

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INCOME FUNDS
BALANCED INCOME
FLOATING RATE
FUND FOR INCOME
GOVERNMENT
GOVERNMENT CASH
    MANAGEMENT
INTERNATIONAL
    OPPORTUNITIES BOND
INVESTMENT GRADE
LIMITED DURATION BOND
STRATEGIC INCOME

EQUITY FUNDS
COVERED CALL STRATEGY
EQUITY INCOME
GLOBAL
GROWTH & INCOME
HEDGED U.S. EQUITY
    OPPORTUNITIES
INTERNATIONAL
LONG SHORT
OPPORTUNITY
REAL ESTATE
SELECT GROWTH
SPECIAL SITUATIONS
TOTAL RETURN

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI):
Each Fund’s SAI provides more detailed information about the Fund.  The SAI of each Fund is incorporated by reference into this prospectus.
To obtain free copies of the Reports, the SAIs or to obtain other information, you may visit our website at: www.foresters.com or contact the Funds at:
Foresters Investor Services, Inc.
Raritan Plaza I
Edison, NJ 08837
Telephone: 1 (800) 423-4026
To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.foresters.com. To access your account information, you will need a password.
You can review and copy Fund documents (including the Reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Electronic versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.
(Investment Company Act File Nos. 811-03967 and
811-06618)

 FIEIPRO

FIRST INVESTORS EQUITY FUNDS
Statement of Additional Information
Dated January 31, 2018
TICKER SYMBOLS

	CLASS A	CLASS B	ADVISOR	INSTITUTIONAL
			CLASS	CLASS

COVERED CALL STRATEGY	FRCCX	-- --	FRCDX	FRCEX
EQUITY INCOME	FIUTX	FIUBX	FIUUX	FIUVX
GLOBAL	FIISX	FIBGX	FIITX	FIIUX
GROWTH & INCOME	FGINX	FGIBX	FGIPX	FGIQX
HEDGED U.S. EQUITY OPPORTUNITIES	FHEJX	-- --	FHEKX	FHELX
INTERNATIONAL	FIINX	FIIOX	FIIPX	FIIQX
LONG SHORT	FRLBX	-- --	FRLDX	FRLIX
OPPORTUNITY	FIUSX	FIMBX	FIVUX	FIVVX
REAL ESTATE	FIRDX	-- --	FIRGX	FIRHX
SELECT GROWTH	FICGX	FIGBX	FICHX	FICIX
SPECIAL SITUATIONS	FISSX	FISBX	FISTX	FISUX
TOTAL RETURN	FITRX	FBTRX	FITUX	FITVX

40 Wall Street
New York, New York 10005
1 (800) 423-4026
This is a Statement of Additional Information (including the appendices hereto, the “SAI”) for the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, each of which is a series of First Investors Equity Funds (the “Trust”).  Each series is referred to herein as a “Fund,” or collectively the “Funds.”
This SAI is not a prospectus and it should be read in conjunction with each Fund’s prospectus dated January 31, 2018.  The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference.  The Funds’ prospectus and SAI and reports to shareholders may be obtained free of charge by contacting the Funds at the address or telephone number noted above or by visiting our website at www.foresters.com.
This SAI is divided into two parts – Part I and Part II.  Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to the Funds in the First Investors Family of Funds (other than the First Investors Life Series Funds) including each Fund described in this SAI.

Statement of Additional Information
Dated January 31, 2018
PART I – TABLE OF CONTENTS
Part I contains information that is particular to each Fund that is described in this SAI.

History and Classification of the Funds	4
Non-Diversified Status	4
Investment Strategies, Policies and Risks	5
Portfolio Turnover	5
Management of the Funds	5
Investment Advisory Services and Fees	10
Portfolio Managers	17
Underwriter and Dealers	27
Distribution Plans	29
Allocation of Portfolio Brokerage	30
Additional Information Concerning Purchases, Redemptions, Pricing and Shareholder Services	33
Tax Information	33
Ownership Information	33
Financial Statements	39
Appendix A Investment Strategies Used by the First Investors Equity Funds	A-1
Appendix B Investment Policies of the First Investors Equity Funds	B-1
PART II – TABLE OF CONTENTS
Descriptions Of Investment Strategies and Risks		1
I.	Debt Securities	1
II.	Equity Securities	10
III.	Foreign Securities Exposure	12
IV.	Restricted And Illiquid Securities	15
IV.	When-Issued Securities	15
V.	Standby Commitments	16
VI.	Derivatives	16
VII.	Short Sales	28
IX.	Repurchase Agreements	28
X.	Temporary Borrowing	29
XI.	Temporary Defensive Investments	29
XII.	Cybersecurity Risk	29
Portfolio Holdings Information Policies and Procedures		30
Portfolio Turnover		32
Management of the Funds		32
Responsibilities Of The Board of the Funds		37
Underwriter and Dealers		39
Payments to Financial Intermediaries		41
Potential Conflicts of Interests in Distribution Arrangements		42
Distribution Plans		42
Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services		44
Determination of Net Asset Value		68
Allocation of Portfolio Brokerage		71
Credit Ratings Information		72
General Information		78

Statement of Additional Information Part I
Dated January 31, 2018
HISTORY AND CLASSIFICATION OF THE FUNDS
The Trust is an open-end management investment company commonly referred to as a mutual fund.  It was organized as a Delaware statutory trust on August 17, 2005.  The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.  The Trust consists of twelve Funds which are listed on the cover page, each of which is a separate and distinct series of the Trust.  With the exception of the Real Estate Fund and the Long Short Fund, each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”),.  Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) with the exception of the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund and Real Estate Fund which do not offer Class B shares.  Advisor Class and Institutional Class shares were not offered by the Funds operational at that time until 2013.  Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board of Trustees (“Board” or “Trustees”), and a Class may have exclusive voting rights with respect to matters affecting only that Class.
On January 27, 2006, each Fund, except for the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund and Real Estate Fund, acquired all of the assets of a predecessor fund of the same name through a reorganization.  Prior to May 7, 2007, the Select Growth Fund was known as the All-Cap Growth Fund and prior to January 31, 2008, the Opportunity Fund was known as the Mid-Cap Opportunity Fund.  On August 10, 2007, the Focused Equity Fund reorganized into the Blue Chip Fund and on December 9, 2011, the Blue Chip Fund reorganized into the Growth & Income Fund.  On September 4, 2012, the Value Fund was renamed the Equity Income Fund.  The International Fund commenced operations on June 27, 2006.  The Real Estate Fund commenced operations on April 6, 2015, the Covered Call Strategy Fund commenced operations on April 1, 2016, the Hedged U.S. Equity Opportunities Fund commenced operations on August 1, 2016 and the Long Short Fund commenced operations on December 1, 2016.
The Trust is not required to hold annual shareholder meetings unless required by law.  If requested in writing to do so by the holders of at least 10% of a Fund’s or Class’ outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Board or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which a vote is deemed by the Trustees or the President to be necessary or desirable.
NON-DIVERSIFIED STATUS
The Real Estate Fund and the Long Short Fund are “non-diversified” under the 1940 Act, which means that the Real Estate Fund and Long Short Fund may invest a greater portion of their assets in a more limited number of issuers than a diversified fund.  An investment in the Real Estate Fund or Long Short Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of its shares.
Although the Real Estate Fund and Long Short Fund are non-diversified under the 1940 Act, they are subject to the diversification requirements of the Internal Revenue Code of 1986, as amended and the regulations thereunder that apply to all of the Funds as “regulated investment companies” (“RICs”).  Specifically, at least 50% of the value of a Fund’s total assets must consist of cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities.  With respect to the remaining 50% of the value of its total assets, a Fund would be limited to holding no more than 25% of its total asset value in the securities of any one issuer, the securities of any two or more issuers that the Fund controls (by owning 20% or more of their voting power) and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. These limits apply only as of the end of each quarter of a Fund’s taxable (fiscal) year and do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by other RICs.

INVESTMENT STRATEGIES, POLICIES AND RISKS
Each Fund’s objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund.  A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to Part I of this SAI.  Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies.  These policies are set forth in Appendix B to Part I of this SAI.  Appendix A and Appendix B are each part of this SAI.  Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks, including strategies that are not considered principal and therefore are not described in the prospectus.
PORTFOLIO TURNOVER
The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2016 and September 30, 2017.  Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.
Portfolio Turnover Rates
Fund	Fiscal Year Ended September 30, 2016	Fiscal Year Ended September 30, 2017
Covered Call Strategy*	83%	121%
Equity Income	22%	15%
Global	94%	117%
Growth & Income	23%	16%
Hedged U.S. Equity Opportunities**	7%	75%
International	28%	38%
Long Short***	N/A	89%
Opportunity	36%	32%
Real Estate	31%	17%
Select Growth	59%	58%
Special Situations	39%	27%
Total Return	63%	39%
* The Covered Call Strategy Fund commenced operations on April 1, 2016.
** The Hedged U.S. Equity Opportunities Fund commenced operations on August 1, 2016.
*** The Long Short Fund commenced operations on December 1, 2016.

MANAGEMENT OF THE FUNDS
The First Investors Family of Funds share one common investment adviser, Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”), and one common Board of Trustees.  Part II of the SAI contains additional information concerning FIMCO, the leadership structure and risk oversight responsibilities of the Board, additional information about each Trustee, any standing committees of the Board, and the Code of Ethics that has been adopted by the Board.
Set forth below is information about the Trustees and certain Officers of the Funds.  The information concerning each Trustee’s and Officer’s positions with the Funds and length of service includes positions and length of service with the predecessors of the Funds that were reorganized with and into the Funds on January 27, 2006.  Thus, for example, if a Trustee was a Trustee or Director of the predecessor fund since January 1, 2006, the information below will state “Trustee since 1/1/2006.”  The address of each Trustee and Officer listed below is c/o Foresters Financial Legal Department, 40 Wall Street, New York, NY 10005.

Trustees and Officers
INDEPENDENT TRUSTEES
Name and Year of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Trusteeships/ Directorships Held During the Past 5 Years
Susan E. Artmann 1954	Trustee since 11/1/2012	Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America (2012-2013).	50	None
Mary J. Barneby 1952	Trustee since 11/1/2012	Chief Executive Officer, Girl Scouts of Connecticut, since October 2012.	50	None
Charles R. Barton, III 1965	Trustee since 1/1/2006	Chief Operating Officer since 2007, Board Director since 1989 (currently, Ex-Officio) and Trustee since 1994 of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); and President of Noe Pierson Corporation (land holding and management service provider) since 2004.	50	None
Arthur M. Scutro, Jr. 1941	Trustee since 1/1/2006 and Chairman since 1/1/2013	None/Retired.	50	None
Mark R. Ward 1952	Trustee since 1/1/2010	Self employed, Consultant since 2008.	50	None
* Each Trustee serves for an indefinite term until his or her successor is elected and duly qualified, or until his or her death, resignation or removal as provided in the Trust’s organizational documents or by statute.
** As of the date of this SAI, the First Investors Family of Funds consisted of 4 registered investment companies with 50 series.

OFFICERS WHO ARE NOT TRUSTEES
Name and Year of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Clark D. Wagner 1959	President since 2017
Chief Investment Officer, Foresters Financial since 2016; President, Foresters Investment Management Company, Inc. (“FIMCO”) since 2016; Director of Fixed Income, FIMCO from 2001-2016; Portfolio Manager and Co-Portfolio Manager of certain First Investors Funds since 1991; Portfolio Manager, FIMCO, since 1991.

Joseph I. Benedek 1957	Treasurer since 1988	Treasurer and Principal Accounting Officer of FIMCO
Mary Carty 1950	Secretary since 2010	General Counsel of FIMCO and various affiliated companies since December 2012 and Assistant Counsel of FIMCO (2010-2012). Special Counsel and Associate at Willkie Farr & Gallagher LLP (1998-2009).
Marc Milgram 1957	Chief Compliance Officer since 2010
Chief Compliance Officer of FIMCO since 2010; Investment Compliance Manager of FIMCO (2009-2010); First Investors Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); Foresters Financial Services, Inc., Vice President (2008-2009); and Foresters Investor Services, Inc., Vice President (2008-2009).

* Officers are appointed by the Board for one-year terms.

Trustee Ownership of First Investors Funds
As of December 31, 2017
INDEPENDENT TRUSTEES
Trustee	Funds covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Susan E. Artmann	Growth & Income Fund	$50,001-$100,000	Over $100,000
	Opportunity Fund	$50,001-$100,000
	Select Growth Fund	$10,001-$50,000
Mary J. Barneby	Equity Income Fund	$10,001-$50,000	Over $100,000
	Global Fund	$10,001-$50,000
	International Fund	$10,001-$50,000
	Opportunity Fund	$10,001-$50,000
	Select Growth Fund	$10,001-$50,000
	Special Situations Fund	$10,001-$50,000
Charles R. Barton, III	Covered Call Strategy Fund	$10,001-$50,000	Over $100,000
	Growth & Income Fund	$10,001-$50,000
	Global Fund	$10,001-$50,000
	Opportunity Fund	$10,001-$50,000
	Select Growth Fund	$10,001-$50,000
	Special Situations Fund	$10,001-$50,000
Arthur M. Scutro, Jr.	Growth & Income Fund	$10,001-$50,000	Over $100,000
	Opportunity Fund	$10,001-$50,000
	Select Growth Fund	$10,001-$50,000
	Total Return Fund	$10,001-$50,000
Mark R. Ward	Covered Call Strategy Fund	$10,001-$50,000	Over $100,000
	Select Growth Fund	$10,001-$50,000
	Special Situations Fund	$10,001-$50,000
	Total Return Fund	$50,001- $100,000
† As of the date of this SAI, the First Investors Family of Funds consists of 4 registered investment companies with 50 series.
As of January 4, 2018, the Trustees and Officers, as a group, owned less than 1% of Class A, Class B, Advisor Class or Institutional Class shares of each Fund that offers such shares.

Compensation of Trustees
The following table lists compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2017.
Trustee	Aggregate Compensation From Equity Funds	Total Compensation from First Investors Family of Funds Paid to Trustees†
Susan E. Artmann	$72,439	$129,375
Mary J. Barneby	$72,439	$129,375
Charles R. Barton, III	$72,439	$129,375
Arthur M. Scutro, Jr.	$86,787	$155,000
Mark R. Ward	$76,709	$137,000
† As of the date of this SAI, the First Investors Family of Funds consists of 4 registered investment companies with 50 series.
No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

INVESTMENT ADVISORY SERVICES AND FEES
Part II of this SAI describes the terms of the Trust’s Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreement.  It also describes the Subadvisory Agreement of any Fund which has a subadviser.
Set forth below are the methods for calculating the current advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid and fees waived for each Fund for the past three fiscal years.  The fee is accrued daily by each Fund covered by this SAI, based on the Fund’s net assets, and is allocated daily to each share class based on the net assets of that class of shares in relation to the net assets of the Fund as a whole.  The fees waived reflect fee schedules that were in effect during the relevant periods shown.  Information about subadvisory fees is also included for any Fund which has a subadviser.
Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

Equity Income, Growth & Income, Select Growth, Real Estate and Opportunity Funds:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.75%
In excess of $300 million up to $500 million	0.72%
In excess of $500 million up to $750 million	0.69%
In excess of $750 million up to $1.25 billion	0.66%
In excess of $1.25 billion up to $1.75 billion	0.64%
In excess of $1.75 billion up to $2.25 billion	0.62%
Over $2.25 billion	0.60%

Total Return Fund:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.75%
In excess of $300 million up to $500 million	0.70%
In excess of $500 million up to $1 billion	0.65%
In excess of $1 billion up to $2 billion	0.60%
In excess of $2 billion up to $3 billion	0.55%
Over $3 billion	0.50%

Special Situations Fund:
Average Daily Net Assets	Annual Rate
Up to $200 million	0.90%
In excess of $200 million up to $500 million	0.75%
In excess of $500 million up to $750 million	0.72%
In excess of $750 million up to $1 billion	0.69%
In excess of $1 billion up to $1.5 billion	0.66%
Over $1.5 billion	0.64%

International Fund:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.98%
In excess of $300 million up to $600 million	0.95%
In excess of $600 million up to $1 billion	0.92%
In excess of $1 billion up to $1.5 billion	0.90%
Over $1.5 billion	0.88%

Global Fund:
Average Daily Net Assets	Annual Rate
Up to $600 million	0.95%
In excess of $600 million up to $1 billion	0.92%
In excess of $1 billion up to $1.5 billion	0.90%
Over $1.5 billion	0.88%

Covered Call Strategy Fund:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.80%
In excess of $300 million up to $500 million	0.75%
In excess of $500 million up to $1 billion	0.70%
In excess of $1 billion up to $2 billion	0.65%
In excess of $2 billion up to $3 billion	0.60%
Over $3 billion	0.55%

Hedged U.S. Equity Opportunities Fund:
Average Daily Net Assets	Annual Rate
Up to $100 million	1.15%
In excess of $100 million up to $500 million	1.10%
In excess of $500 million up to $1 billion	1.05%
In excess of $1 billion up to $2 billion	1.00%
In excess of $2 billion up to $3 billion	0.95%
Over $3 billion	0.90%
Long Short Fund
Under the Advisory Agreement, the Fund is obligated to pay the Adviser an annual fee of 1.40%, paid monthly.

The following tables reflect the advisory fees paid and advisory fees waived with respect to each Fund for the fiscal years ended September 30, 2015, 2016 and 2017.
Fiscal Year Ended 9/30/15
Fund	Advisory Fees Paid	Advisory Fees Waived
Equity Income	$4,200,243	$0
Global	$4,271,271	$224,804
Growth & Income	$12,466,702	$0
International	$2,446,486	$0
Opportunity	$6,565,534	$0
Real Estate*	$133,310	$106,277
Select Growth	$3,049,614	$0
Special Situations	$4,059,679	$49,106
Total Return	$5,866,316	$0
* The Real Estate Fund commenced operations on April 6, 2015.

Fiscal Year Ended 9/30/16
Fund	Advisory Fees Paid	Advisory Fees Waived
Covered Call Strategy*	$212,550	$130,501
Equity Income	$4,186,513	$0
Global	$4,587,844	$241,466
Growth & Income	$11,734,894	$0
Hedged U.S. Equity Opportunities **	$33,039	$33,039
International	$2,737,581	$0
Opportunity	$6,538,235	$0
Real Estate	$517,106	$61,030
Select Growth	$3,180,994	$0
Special Situations	$4,058,074	$49,241
Total Return	$5,975,946	$0
* The Covered Call Strategy Fund commenced operations on April 1, 2016. ** The Hedged U.S. Equity Opportunities Fund commenced operations on August 1, 2016.

Fiscal Year Ended 9/30/17
Fund	Advisory Fees Paid	Advisory Fees Waived
Covered Call Strategy	$1,588,611	$103,001
Equity Income	$4,494,959	$0
Global	$5,172,953	$272,261
Growth & Income	$12,187,801	$0
Hedged U.S. Equity Opportunities	$727,634	$211,271
International	$3,022,991	$0
Long Short*	$333,851	$152,972
Opportunity	$7,220,258	$0
Real Estate	$759,867**	$0
Select Growth	$3,544,751	$0
Special Situations	$4,786,219	$0
Total Return	$6,237,752	$0
* The Long Short Fund commenced operations on December 1, 2016.
** In addition to the Advisory Fees paid reflected in the table above, the Real Estate Fund reimbursed FIMCO in the amount of $28,712 as an expense recoupment under the terms of an expense limitation agreement between the Fund and FIMCO during the fiscal year ended September 30, 2017.

For each Fund that is subadvised by a subadviser, the Adviser is responsible for paying the subadviser a fee, in accordance with a schedule that is described below, based on the amount of the Fund’s daily net assets that is managed by the subadviser.  Cash that a subadviser does not invest is generally invested by the Adviser.  The Adviser may determine, in its discretion, not to invest the cash balance it manages for any Fund depending on market and economic conditions.  For purposes of calculating the fee to be paid to each subadviser (described below), any daily cash balance that is invested by the Adviser is excluded from each of the Fund’s daily net assets.
I.        Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Wellington Management Company LLP (“Wellington Management”) , a wholly owned subsidiary of Wellington Management Group LLP, an annual subadvisory fee, paid monthly, according to the following schedule (excluding the portion of the Fund’s assets that is not delegated by the Adviser to Wellington Management for management, which is currently the cash balance):
Global Fund
Average Daily Net Assets	Annual Rate
Up to $50 million	0.400%
In excess of $50 million up to $150 million	0.275%
In excess of $150 million up to $500 million	0.225%
Over $500 million	0.200%

Hedged U.S. Equity Opportunities Fund
Average Daily Net Assets	Annual Rate
Up to $100 million	0.625%
In excess of $100 million up to $500 million	0.550%
Over $500 million	0.525%
II.        Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Vontobel Asset Management, Inc. (“Vontobel”) an annual subadvisory fee, paid monthly, according to the following schedule:
International Fund
1.
The daily net assets of the International Fund shall be aggregated with the net assets (if any) of the First Investors Life Series International Fund, a series of First Investors Life Series Funds, that are being managed by Vontobel (excluding the portion of each Fund’s assets that is not delegated by the Adviser to Vontobel for management, which is currently the cash balance).

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
a.	0.50% of the first $100 million;
b.	0.35% of the next $100 million;
c.	0.30% of the next $800 million; and
d.	0.25% on the balance over $1 billion.
3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the International Fund to the sum of the net assets of both Funds that are being managed by Vontobel.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Vontobel and First Investors Life Series Funds.

III.        Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Smith Asset Management Group, L.P. (“Smith”) an annual subadvisory fee, paid monthly, according to the following schedule:

Select Growth Fund
1.
The daily net assets of the Select Growth Fund shall be aggregated with the net assets (if any) of the First Investors Life Series Select Growth Fund, a series of First Investors Life Series Funds, that are being managed by Smith (excluding the portion of each Fund’s assets that is not delegated by the Adviser to Smith for management, which  is currently the cash balance).

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
a.	0.40% of the first $50 million;
b.	0.30% of the next $200 million and
c.	0.25% on all balances over $250 million.
3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Select Growth Fund to the sum of the net assets of both Funds that are being managed by Smith.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Smith and First Investors Life Series Funds.
IV.        The Adviser has delegated the management of the assets of the Covered Call Strategy Fund to Ziegler Capital Management LLC (“ZCM”) pursuant to a Subadvisory Agreement.  The Adviser pays ZCM an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule.
Covered Call Strategy Fund
1.
The average daily net assets of the Covered Call Strategy Fund shall be aggregated with the average daily net assets (if any) of the Life Series Covered Call Strategy Fund, a series of First Investors Life Series Funds;

2.	A blended fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
a.	0.35% on the first $300 million; and
b.	0.30% on all balances above $300 million.
        Prior to November 17, 2016, FIMCO would have paid ZCM 0.25% on all balances above $300 million.
V.        The Adviser has delegated the management of the assets of the Long Short Fund to Lazard Asset Management LLC (“Lazard”) pursuant to a Subadvisory Agreement.  The Adviser pays Lazard an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule.
Long Short Fund
The Adviser had delegated the management of the assets of the Long Short Fund to Lazard pursuant to a Subadvisory Agreement.  The Adviser pays Lazard an annual subadvisory fee of 1.10% on the assets delegated to it, paid monthly.

VI.        Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Muzinich & Co, Inc. (“Muzinich”) an annual subadvisory fee, paid monthly, according to the following schedule:
Total Return Fund
1.
The average daily net assets of the portion of the Total Return Fund allocated to Muzinich shall be aggregated with the average daily net assets (if any) of the portion allocated to Muzinich of the First Investors Balanced Income Fund, First Investors Floating Rate Fund, First Investors Investment Grade Fund and First Investors Limited Duration Fund, each a series of the First Investors Income Funds, and the First Investors Life Series Balanced Income Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration Bond Fund and First Investors Life Series Total Return Fund, each a series of the First Investors Life Series Funds.

2.	An blended fee shall then be computed on the sum as if all the Fund assets delegated to Muzinich described in paragraph 1 above were combined using the following schedule:
a.	0.30% on the first $250 million;
b.	0.275% in excess of $250 million up to $500 million;
c.	0.25% in excess of $500 million up to $1 billion;
d.	0.225% in excess of $1 billion up to and including $2 billion; and
e.	0.20% on the balance over $2 billion.
3.
The fee payable under the Subadvisory Agreement with Muzinich with respect to the Fund assets delegated to Muzinich as described above shall then be computed by multiplying the blended fee by the ratio of the average daily net assets of the Fund assets delegated to Muzinich to the sum of the average daily net assets of the Fund assets delegated to Muzinich as described above.

The following table reflects subadvisory fees paid by the Adviser with respect to each Fund listed for the fiscal years ended September 30, 2015, 2016 and 2017.  Muzinich did not manage any portion of the Total Return Fund prior to January 31, 2018.  Therefore, no subadvisory fees were paid by the Advisor with respect to the Fund during the three prior fiscal years.
Subadvisory Fees Paid
Fund	Fiscal Year Ended September 30, 2015	Fiscal Year Ended September 30, 2016	Fiscal Year Ended September 30, 2017
Select Growth	$1,164,034	$1,211,169	$1,338,940
Global	$1,126,133	$1,187,193	$1,323,251
International	$879,777	$972,769	$1,072,644
Covered Call Strategy*	N/A	$90,677	$679,658
Hedged U.S. Equity Opportunities**	N/A	$16,623	$375,632
Long Short***	N/A	N/A	$262,357
* The Covered Call Strategy Fund commenced operations on April 1, 2016.
** The Hedged U.S. Opportunities Fund commenced operations on August 1, 2016.
*** The Long Short Fund commenced operations on December 1, 2016.

PORTFOLIO MANAGERS
 The following provides certain information for the portfolio managers of the Adviser who have responsibility for the daily management of some of the Funds described below.  In addition, Wellington Management, Vontobel and Smith have provided information below regarding their portfolio managers.
A.	Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2017
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Edwin D. Miska: Total Return Growth & Income Opportunity	Other Registered Investment Companies	5	$713.1	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$18.5	0	$0
Rajeev Sharma: Total Return	Other Registered Investment Companies	7	$946.9	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Steven S. Hill: Opportunity Special Situations	Other Registered Investment Companies	2	$328.9	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Sean Reidy: Equity Income	Other Registered Investment Companies	1	$130.4	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Evan Snyder: Growth & Income	Other Registered Investment Companies	1	$534.2	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Vincent Kwong: Real Estate	Other Registered Investment Companies	1	$7.3	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$113.2	0	$0

Wellington Management’s Portfolio Managers:
Nicolas M. Choumenkovitch: Global	Other Registered Investment Companies	9	$7,044.3	0	$0
	Other Pooled Investment Vehicles	13	$3,883.2	2	$127.8
	Other Accounts	36	$18,092.7	7	$8,545.3
Tara Connolly Stilwell: Global	Other Registered Investment Companies	9	$7,044.3	0	$0
	Other Pooled Investment Vehicles	13	$3,901.2	2	$145.9
	Other Accounts	34	$17,098.4	6	$8,191.7
Kent M. Stahl: Hedged U.S. Equity Opportunities	Other Registered Investment Companies	12	$18,659.2	0	$0
	Other Pooled Investment Vehicles	9	$1,351.5	1	$3.6
	Other Accounts	2	$4,295.8	1	$1,653.9
Gregg R. Thomas: Hedged U.S. Equity Opportunities	Other Registered Investment Companies	12	$18,659.2	0	$0
	Other Pooled Investment Vehicles	10	$2,114.7	2	$834.6
	Other Accounts	3	$4,391.1	1	$1,653.9

Vontobel’s Portfolio Manager:
Matthew Benkendorf: International	Other Registered Investment Companies	9	$10,545	0	$0
	Other Pooled Investment Vehicles	25	$16,939	1	$248
	Other Accounts	30	$8,951	1	$87
Daniel Kranson: International	Other Registered Investment Companies	4	$1,861	0	$0
	Other Pooled Investment Vehicles	6	$2,065	0	$0
	Other Accounts	2	$697	0	$0
David Souccar: International	Other Registered Investment Companies	4	$1,997	0	$0
	Other Pooled Investment Vehicles	4	$973	0	$0
	Other Accounts	2	$697	0	$0

Smith’s Portfolio Managers:
Stephen S. Smith: Select Growth	Other Registered Investment Companies	8	$668.6	0	$0
	Other Pooled Investment Vehicles	2	$11.4	1	$4.7
	Other Accounts	125	$1,973.3	2	$29.6
John D. Brim: Select Growth	Other Registered Investment Companies	8	$668.6	0	$0
	Other Pooled Investment Vehicles	2	$11.4	1	$4.7
	Other Accounts	125	$1,973.3	2	$29.6
Eivind Olsen: Select Growth	Other Registered Investment Companies	8	$668.6	0	$0
	Other Pooled Investment Vehicles	2	$11.4	1	$4.7
	Other Accounts	125	$1,973.3	2	$29.6

ZCM’s Portfolio Managers:
Wiley Angell: Covered Call Strategy	Other Registered Investment Companies	2	$146.5	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	164	$1,900.0	0	$0
Sean Hughes: Covered Call Strategy	Other Registered Investment Companies	2	$146.5	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	135	$291.2	0	$0

Lazard’s Portfolio Managers:
Dmitri Batsev: Long Short	Other Registered Investment Companies	2	$96.4	0	$0
	Other Pooled Investment Vehicles	1	$12.4	0	$0
	Other Accounts	0	$0	0	$0
Jerry Liu: Long Short	Other Registered Investment Companies	2	$96.4	0	$0
	Other Pooled Investment Vehicles	1	$12.4	0	$0
	Other Accounts	0	$0	0	$0

Muzinich's Portfolio Managers:
Clinton Comeaux:	Companies	3	$719.58	0	$0
Total Return	Companies	3	$719.58	0	$0
	Other Pooled Investment Vehicles	19	$19,421.46	0	$0
	Other Accounts	27	$1,921.85	2	$245.16
Bryan Petermann: Total Return	Other Registered Investment Companies	3	$719.58	0	$0
	Other Pooled Investment Vehicles	19	$19,421.46	0	$0
	Other Accounts	27	$1,921.85	2	$245.16

B.  Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended September 30, 2017
FIMCO’s Portfolio Managers:
Each of FIMCO’s portfolio managers manages at least one other First Investors mutual fund in addition to the Fund or Funds that are covered by this SAI.  In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law.  Mr. Miska, Director of Equities, participates in the day-to-day management of FIMCO’s own investment account.  Portions of this account may be managed similarly to one or more of the Funds covered by this SAI.
The side-by-side management of two or more First Investors Funds or non-fund accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or for a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of an initial public offering (“IPO”) or new bond offering) to cover the needs of all of the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security.  Similar potential conflicts could arise when two or more Funds or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time.  Finally, a portfolio manager may want to sell a security that is held by a Fund or non-fund account and at the same time buy the same security for another one of his accounts.  This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.
FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each Fund and non-fund account is treated fairly.  For example, FIMCO has adopted policies for bunching and allocating trades when two or more Funds or non-fund accounts wish to buy or sell the same security at the same time.  These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that orders are executed in stages.  FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of Funds and the non-fund accounts, and internal crosses between FIMCO-managed accounts that are effected under Rule 17a-7 under the Investment Company Act of 1940, as amended (“1940 Act”).  FIMCO’s Investment Compliance Department also conducts reviews of trading activity to monitor for compliance with these policies and procedures.  FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.
Wellington Management’s Portfolio Managers:
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Global Fund’s and Hedged U.S. Equity Opportunities Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles.  These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account.  Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, these accounts may be managed in a similar fashion to the Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Global Fund and/or the Hedged U.S. Equity Opportunities Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Funds and one or more other accounts at or about the same time.  In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Funds’ holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds.  The Investment Professionals also manage accounts which pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.  Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts.  Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Vontobel’s Portfolio Manager:
Vontobel’s portfolio manager is responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles and institutional accounts.  The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria.  This screening process yields an investment universe from which each portfolio that Vontobel manages is built.  The side-by-side management of First Investors Funds and other accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio.  The performance of securities within one portfolio may differ from the performance of securities in another portfolio.  In some cases, there may not be a sufficient amount of securities available to fulfill the complete allocation of said securities amongst all client accounts.
It is the goal of Vontobel, as a fiduciary, to treat all clients in a fair and equitable manner.  Vontobel has designed policies and procedures, including policies and procedures for brokerage and trade allocation.  Vontobel believes that the policies and procedures it has implemented are reasonably designed to detect and remedy the types of conflicts associated with managing multiple portfolios.
Smith’s Portfolio Managers:
Smith’s portfolio managers are responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles and multiple institutional accounts.  Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Fund’s investments, on one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading.  Smith has established written policies and procedures relating to its investment management and trading practices that are designed to ensure that such conflicts are addressed appropriately and that clients are treated fairly.  On occasion, employees of Smith may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients.  Smith maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees personal securities transactions.
ZCM’s Portfolio Managers:
The portfolio managers of ZCM are often responsible for managing other accounts. ZCM typically assigns accounts with similar investment strategies to a portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by ZCM or one of its affiliates in an account and certain trading practices used by a portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). ZCM has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, ZCM has adopted policies limiting the ability of a portfolio manager to cross trade securities (pursuant to these policies, if ZCM is to act as agent for both the buyer and seller with respect to transactions in investments, the portfolio manager will first: (a) obtain approval from ZCM’s Chief Compliance Officer and (b) inform the customer of the capacity in which ZCM is acting; and no dual agency transaction can be undertaken for any ERISA customer unless an applicable prohibited transaction exemption applies) and policies designed to ensure the fair allocation of securities purchased on an aggregated basis (pursuant to these policies, all allocations must be fair between clients and, to be reasonable in the interests of clients, will generally be made in proportion to the size of the original orders placed).
Lazard’s Portfolio Managers:
Although the potential for conflicts of interest exists when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below).  In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.
Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard.  Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolio managers have a materially larger investment in a Similar Account than their investment in the Fund.
A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although they may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.
Muzinich’s Portfolio Managers:
Each of Muzinich’s portfolio managers manages other funds and multiple institutional accounts.  In addition, each of Muzinich’s portfolio managers also manages other First Investors mutual funds other than the Total Return Fund.  The side-by-side management of First Investors Funds and the other accounts presents a variety of potential conflicts of interest. For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may also want to buy the same security for the two Funds that they manage or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the securities available to cover the needs of all the accounts managed by Muzinich.  Muzinich endeavors to treat all clients fairly and provide high quality investment services. As a result, Muzinich has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts of different types with similar and dissimilar investment objectives and guidelines. Muzinich generally utilizes a pro-rata allocation methodology which considers available cash and individual account investment guidelines for the purchase and sale of securities common to more than one portfolio, although other methodologies that Muzinich deems fair may be used, such as a rotational methodology.
C.   Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2017
FIMCO’s Portfolio Managers:
Each FIMCO portfolio manager of each Fund covered by this SAI receives a salary.  Each portfolio manager also is eligible to receive a bonus with respect to each Fund that he manages.  Whether or not a portfolio manager receives a bonus award is dependent upon, among other factors, the performance of the Fund (and other funds managed by the portfolio manager) during the previous calendar year.  The factors (determined annually) incorporated into a bonus formula which determine the eligible bonus award include: pre-tax basis performance versus a specified Lipper Peer Group for each calendar year, average net assets of the Fund (and other funds managed by the portfolio manager), and management fees received.  A portion of the bonus to be paid is dependent on other factors, including the portfolio manager’s compliance record.  In the case of a Fund that has more than one portfolio manager, the bonus may be shared.  In addition to the bonuses that they may receive on the Funds that they manage, FIMCO’s Director of Equities and Director of Fixed Income may be entitled to receive a percentage of any bonus that is earned by a portfolio manager who reports to them. All bonuses are paid as follows:  one-third of the bonus is paid within the first quarter of the following year and the remaining amount is invested in one of the Funds (and other funds managed by the portfolio manager) and then paid in two installments over the next two years.  In the case of each bonus installment, the portfolio manager must remain actively employed by FIMCO and be in good standing with FIMCO until each installment is paid; otherwise the installment is forfeited.   Each portfolio manager is also entitled to participate on the same basis as other employees in the profit sharing plan that is offered by FIMCO’s parent.  The amount that is contributed to this plan is determined in the sole discretion of the parent based upon the overall profitability of FIMCO and its affiliates from all lines of business.  The profitability of FIMCO is an important factor in determining the amount of this contribution.
The following chart shows each Fund’s Lipper Peer Group for purposes of determining each portfolio manager’s bonus for the fiscal year ended September 30, 2017.
Fund	Lipper Peer Group
Total Return	Lipper Mixed Asset Target Allocation-Moderate Funds
Equity Income	Lipper Equity Income Funds
Growth & Income	Lipper Multi-Cap Core Funds
Opportunity	Lipper Mid-Cap Core Funds
Special Situations	Lipper Small-Cap Core Funds
Real Estate Fund	Lipper Real Estate Funds
In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Miska is primarily responsible for managing the equity investments in FIMCO’s own investment account.  Mr. Miska may receive compensation (apart from his normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of this account.  This account may invest in assets that are eligible investments for the Funds that Mr. Miska manages or oversees in his capacity as Portfolio Manager or Director of Equities.  Thus, he could have a potential economic incentive to favor the account over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
Wellington Management’s Portfolio Managers:
Wellington Management receives a fee based on the assets under management of the Global Fund and Hedged U.S. Equity Opportunities Fund as set forth in the Subadvisory Agreement between Wellington Management and FIMCO on behalf of the Global Fund and Hedged U.S. Equity Opportunities Fund.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Funds.  The following information relates to the fiscal year ended September 30, 2017.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington Management’s compensation of a Fund’s portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and in the case of the Investment Professionals who manage the Global Fund, incentive components.  The base salary for each Investment Professional who is a partner (“a Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP.
Each Investment Professional who manages the Global Fund, is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and generally each other account managed by such Investment Professional.  Each Investment Professional’s incentive payment relating to the Global Fund is linked to the gross pre-tax performance of the portion of the Global Fund compared to the benchmark index and/or peer group identified below over one, three, and five-year periods, with an emphasis on five-year results.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.  Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Messrs. Choumenkovitch, Stahl and Thomas, and Ms. Stilwell, are Partners.
Fund	Benchmark Index and/or Peer Group
Global	MSCI All Country World Index
Vontobel’s Portfolio Manager:
Vontobel compensates the portfolio managers for their management of the Fund. The portfolio managers’ compensation consists of a base salary. Incentive compensation consists of a direct share in the investment management fee revenues generated by the strategies the portfolio manager manages or co-manages. Such incentive compensation accrues over and above specific threshold amounts of investment management fee generation of each strategy. Incentive compensation is paid quarterly in arrears. A significant portion of such incentive compensation is subject to 3 year deferrals. All amounts deferred must be invested in funds managed or sub-advised by Vontobel. The amounts deferred equal approximately one year’s total compensation on a rolling basis.
Smith’s Portfolio Managers:
Smith is paid a fee based on the assets under management as set forth in the Subadvisory Agreement between Smith and FIMCO on behalf of the Fund.  Smith pays its portfolio managers out of its total revenues and other resources, including fees earned as determined under the Subadvisory Agreement.
All Portfolio Managers receive a base salary plus a bonus that reflects his or her overall performance and contribution to Smith.  Performance is evaluated on several quantitative and qualitative criteria including quality of stock research, investment performance (which is based on multiple factors that Smith takes into consideration), client service, quantitative research, and marketing.  As a mechanism for retaining key personnel, Smith has an active program to distribute partnership shares to all key employees.
ZCM’s Portfolio Managers:
The portfolio managers are compensated in various forms. The portfolio managers’ salary is determined on an annual basis and is a fixed amount throughout the year. It is not based on the performance of a fund or on the value of the assets held in a fund’s portfolio. Additionally the portfolio managers receive a discretionary bonus that is based in part on the revenue of the products managed by the portfolio management team. There is no difference between the method used to determine the portfolio managers’ compensation with respect to the Fund and other accounts.

Lazard’s Portfolio Managers:
Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.
Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.
Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. The portfolio manager’s bonus also can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. A portion of a portfolio manager’s variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain accounts, in shares that vest in two to three years. Certain portfolio managers’ bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.
Muzinich’s Portfolio Managers
Muzinich offers a compensation system with incentives designed to stimulate individual and firm-wide performance.  The firm provides salaries that are augmented through a profit sharing bonus system, the relative weighting of which varies each year with firm and individual performance.  For the portfolio managers, the relative performance of Muzinich’s platforms compared to the market (as applicable to each Fund and its benchmarks as set forth in the prospectus or other governing document) over the most recent 6 months, 1- year and rolling 3- year period is a significant factor in the determination of their bonus.
The firm typically pays out a substantial percentage of its net profits in employee compensation.  Accordingly, all members of the firm are highly incentivised to grow the firm’s profits through both portfolio performance and success of the firm as a whole.
For all employees, including portfolio managers, individual performance is considered not only within a professional’s immediate responsibilities (e.g. an analyst’s investment recommendations), but also in relation to an individual’s positive contribution to the firm as a whole.  Understanding that all of Muzinich’s portfolios are managed on a team basis, all team members benefit directly from the success of the investment management effort across all products.
Muzinich believes that an employee’s greatest financial reward should always come from the long-term success of its clients and the extended profitability of the firm as a whole, rather than from shorter-term, or more ephemeral, success.

D.  Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2017
FIMCO’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)*
Edwin D. Miska	Total Return	$50,001-$100,000
	Growth & Income	$100,001-$500,000
	Opportunity	$100,001-$500,000
Rajeev Sharma	Total Return	$10,001-$50,000
Steven S. Hill	Opportunity	$100,001-$500,000
	Special Situations	$100,001-$500,000
Sean Reidy	Equity Income	$100,001-$500,000
Evan Snyder	Growth & Income	$10,001-$50,000
Vincent Kwong	Real Estate Fund	None
* The amounts shown do not include any deferred bonuses earned by FIMCO’s Portfolio Managers that may have been invested in the Fund that they manage as further described under section “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2017”.  The ownership ranges may have been higher for certain Funds if such bonuses were reflected in the chart.

Wellington Management’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Nicolas M. Choumenkovitch	Global	None
Tara Connolly Stilwell	Global	None
Kent M. Stahl	Hedged U.S. Equity Opportunities	None
Gregg R. Thomas	Hedged U.S. Equity Opportunities	None

Vontobel’s Portfolio Manager:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Matthew Benkendorf	International	None
Daniel Kranson	International	None
David Souccar	International	None

Smith’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Stephen S. Smith	Select Growth	None
John D. Brim	Select Growth	None
Eivind Olsen	Select Growth	None

ZCM’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Wiley Angell	Covered Call Strategy	$100,001-$500,000
Sean Hughes	Covered Call Strategy	None

Lazard’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Dmitri Batsev	Long Short	None
Jerry Liu	Long Short	None

Muzinich’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clinton Comeaux	Total Return Fund	None
Bryan Petermann	Total Return Fund	None

UNDERWRITER AND DEALERS
Part II of this SAI describes the Underwriting Agreement of each Fund that has an underwriting agreement with Foresters Financial Services, Inc. (“FFS”), the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FFS to outside dealers expressed as a percentage of the offering price.
The following tables list the underwriting fees and other compensation paid to FFS during the fiscal years ended September 30, 2015, 2016 and 2017:
Fiscal Year Ended 9/30/15
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Equity Income	$2,168,176	$21,384	N/A	N/A
Global	$1,248,035	$5,294	N/A	N/A
Growth & Income	$6,154,567	$36,980	N/A	N/A
International	$1,060,501	$5,386	N/A	N/A
Opportunity	$3,990,743	$57,431	N/A	N/A
Real Estate**	$209,060	$0	N/A	N/A
Select Growth	$1,740,168	$5,216	N/A	N/A
Special Situations	$2,021,864	$4,731	N/A	N/A
Total Return	$5,306,261	$27,347	N/A	N/A

Fiscal Year Ended 9/30/16
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Covered Call Strategy***	$843,376	$34,290	N/A	N/A
Equity Income	$1,914,091	$9,805	N/A	N/A
Global	$1,144,986	$6,933	N/A	N/A
Growth & Income	$5,350,880	$9,572	N/A	N/A
Hedged U.S. Equity Opportunites****	$83,900	$0	N/A	N/A
International	$926,729	$8,174	N/A	N/A
Opportunity	$3,943,199	$23,567	N/A	N/A
Real Estate	$480,091	$1,692	N/A	N/A
Select Growth	$1,796,745	$3,266	N/A	N/A
Special Situations	$1,900,690	$9,677	N/A	N/A
Total Return	$4,232,557	$9,975	N/A	N/A

Fiscal Year Ended 9/30/17
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Covered Call Strategy	$2,559,615	$175,038	N/A	N/A
Equity Income	$1,747,288	$31,115	N/A	N/A
Global	$862,664	$17,140	N/A	N/A
Growth & Income	$4,419,419	$23,098	N/A	N/A
Hedged U.S. Equity Opportunites	$644,146	$2,285	N/A	N/A
International	$951,451	$16,215	N/A	N/A
Long Short*****	$235,079	$2,143	N/A	N/A
Opportunity	$3,432,941	$26,005	N/A	N/A
Real Estate	$535,465	$1,416	N/A	N/A
Select Growth	$1,487,545	$11,359	N/A	N/A
Special Situations	$1,886,309	$24,480	N/A	N/A
Total Return	$3,166,631	$24,129	N/A	N/A
*As shown in a separate chart, FFS may receive distribution fees (i.e., Rule 12b-1 fees) from each Fund covered by this SAI.
** The Real Estate Fund commenced operations on April 6, 2015.
*** The Covered Call Strategy Fund commenced operations on April 1, 2016.
**** The Hedged U.S. Equity Opportunities Fund commenced operations on August 1, 2016.
***** The Long Short Fund commenced operations on December 1, 2016.

DISTRIBUTION PLANS
Part II of this SAI describes the distribution plans of those Funds which have adopted such plans.  For the fiscal year ended September 30, 2017, the Funds paid the following in fees pursuant to their plans.  The Class B table does not list any fees for the Real Estate Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Long Short Fund because they do not offer Class B shares.
Class A
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Covered Call Strategy	$98,434	$7,527	$198,943	$304,904
Equity Income	$683,076	$55,458	$901,450	$1,639,984
Global	$483,354	$26,804	$555,692	$1,065,850
Growth & Income	$2,092,748	$151,841	$2,614,335	$4,858,924
Hedged U.S. Equity Opportunities	$26,867	$89	$56,982	$83,938
International	$266,995	$15,384	$353,312	$635,691
Long Short*	$4,066	$80	$7,678	$11,824
Opportunity	$1,247,307	$98,087	$1,448,144	$2,793,538
Real Estate	$44,067	$931	$63,961	$108,959
Select Growth	$505,333	$36,370	$655,825	$1,197,528
Special Situations	$638,573	$54,859	$833,332	$1,526,764
Total Return	$1,070,839	$58,765	$1,439,696	$2,569,300
* The Long Short Fund commenced operations on December 1, 2016.

Class B
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Equity Income	$18,836	$1,081	$11,867	$31,784
Global	$15,685	$1,890	$9,777	$27,352
Growth & Income	$97,865	$5,174	$49,966	$153,005
International	$7,611	$627	$5,900	$14,138
Opportunity	$48,613	$3,804	$26,492	$78,909
Select Growth	$20,388	$1,485	$9,560	$31,433
Special Situations	$16,962	$1,302	$13,053	$31,317
Total Return	$48,480	$1,157	$22,914	$72,551

ALLOCATION OF PORTFOLIO BROKERAGE
Part II of this SAI describes the brokerage allocation policies of the Funds.  Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.  In addition, the amounts listed below under “Commissions Paid for Research Services” and “Transactions for Which Commissions Paid for Research Services” include only commissions paid for third-party research.  The Funds also direct commissions to full service broker-dealers that offer proprietary research on a “bundled” basis.  The amounts paid to full-service broker-dealers are included below under “Total Commissions Paid” but are not reflected in the other two columns.
Commissions Paid Fiscal Year Ended 9/30/15
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Equity Income	$256,848	$96,755	$72,160,841
Global	$649,307	$49,936	$76,632,698
Growth & Income	$750,930	$476,322	$417,739,694
International	$118,016	$34,279	$91,780,679
Opportunity	$742,736	$432,379	$295,140,608
Real Estate*	$42,851	$0	$0
Select Growth	$171,943	$31,260	$53,024,646
Special Situations	$594,506	$304,303	$156,952,850
Total Return	$243,084	$160,860	$144,261,485
* The Real Estate Fund commenced operations on April 6, 2015.

Commissions Paid Fiscal Year Ended 9/30/16
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Covered Call Strategy*	$93,291	$0	$0
Equity Income	$274,465	$114,384	$77,582,706
Global	$706,001	$63,012	$86,242,906
Growth & Income	$818,266	$563,246	$386,959,295
Hedged U.S. Equity Opportunity**	$5,360	$798	$5,335,721
International	$134,356	$103,028	$92,648,814
Opportunity	$739,310	$427,630	$286,676,130
Real Estate	$46,136	$0	$0
Select Growth	$281,889	$256,569	$480,779,479
Special Situations	$525,157	$284,675	$152,408,779
Total Return	$253,055	$166,090	$113,682,222
* The Covered Call Strategy Fund commenced operations on April 1, 2016.
** The Hedged U.S. Equity Opportunities Fund commenced operations on August 1, 2016.
*** The Long Short Fund commenced operations on December 1, 2016.

Commissions Paid Fiscal Year Ended 9/30/17
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Covered Call Strategy	$772,440	$0	$0
Equity Income	$184,422	$91,080	$75,358,420
Global	$875,391	$80,309	$124,530,332
Growth & Income	$766,520	$570,918	$431,067,843
Hedged U.S. Equity Opportunity	$32,060	$3,132	$12,905,823
International	$162,028	$120,646	$105,387,785
Long Short*	$57,732	$5,469	$11,296,220
Opportunity	$723,785	$489,079	$376,459,300
Real Estate	$102,091	$42,266	$20,158,801
Select Growth	$286,497	$259,584	$564,058,214
Special Situations	$455,413	$253,647	$147,566,610
Total Return	$230,651	$171,060	$128,913,156
* The Long Short Fund commenced operations on December 1, 2016.

Ownership of Regular Broker-Dealers and/or their Parent Companies during the Past Fiscal Year
Fund	Broker-Dealer	Parent Co.	9/30/17 Market Value
Covered Call Strategy:	JPMorgan Chase & Co.		$13,820,297
	Morgan Stanley		$11,719,761
Equity Income:	JPMorgan Chase & Co.		$15,433,628
	Wells Fargo & Company		$11,884,825
Global:	Citigroup, Inc..		$16,190,106
Growth & Income:	JPMorgan Chase & Co.		$41,234,532
	Morgan Stanley		$2,711,971
	Wells Fargo & Company		$15,830,808
Hedged U.S. Equity Opportunities:	Citigroup, Inc.		$865,170
	Wells Fargo & Company		$363,494
International:	None		$0
Long Short:	Citigroup, Inc.		$1,555,254
Opportunity:	None		$0
Real Estate:	None		$0
Select Growth:	JPMorgan Chase & Co.		$13,123,074
Special Situations:	None		$0
Total Return:
	Barclays Bank, PLC		$2,247,721
	Citigroup, Inc.		$6,906,475
	Goldman Sachs Group, Inc.		$7,311,598
	JPMorgan Chase & Co.		$17,638,911
	Morgan Stanley		$9,029,965
	Wells Fargo & Company		$9,978,915

ADDITIONAL INFORMATION CONCERNING PURCHASES, REDEMPTIONS,
 PRICING AND SHAREHOLDER SERVICES
Additional information concerning purchases, redemptions, pricing and shareholder services is set forth in Part II of this SAI.  This information generally does not repeat information already discussed in the applicable Fund prospectus.  Additional information concerning the determination of Net Asset Value (“NAV”) is also set forth in Part II of this SAI.
TAX INFORMATION
General information concerning federal tax law considerations applicable to the Funds is set forth in Part II of this SAI.
OWNERSHIP INFORMATION
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of the Opportunity Fund:
Shareholder	% of Shares

Sammons Financial Network LLC 4546 Corporate Drive Ste 100 West Des Moines, IA 50266	5.6%

As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Covered Call Strategy Fund:

Shareholder	% of Shares

LPL Financial Corporation PO Box 509026 San Diego, CA 92510	15.4%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	13.2%

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	50.4%

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	15.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Global Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	99.3%

As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Equity Income Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	97.1%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Growth & Income Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	97.3%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Hedged U.S. Equity Opportunities Fund:
Shareholder	% of Shares

Foresters Investment Management Company, Inc. 40 Wall Street New York, NY 10005	27.3%

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	72.2%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the International Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	96.7%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Long Short Fund:
Shareholder	% of Shares

Foresters Investment Management Company, Inc. 40 Wall Street New York, NY 10005	21.8%

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	78.0%

As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Opportunity Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	96.7%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Real Estate Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	99.3%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Select Growth Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	97.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Special Situations Fund:
Shareholder	% of Shares

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	96.2%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Advisor Class shares of the Total Return Fund:
Shareholder	% of Shares

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	5.6%

William and Martha Damon 24 Western Avenue Greenfield, MA 01301	6.9%

Claudia Palazzola Living Trust 1413 Picadilly Ct. Mount Prospect, IL 60056	6.9%

The Frank H. Grove and Lois J. Grove Family	6.8%

Trust 1520 Chicago Avenue Savana, IL 61074

David R. Scott 22 Harding Avenue Adams, MA 01220	9.4%

LPL Financial Corporation PO Box 509026 San Diego, CA 92180	12.3%

The Sherman and Alice Potts Trust 164 Wenzel Slough Road Elma, WA 98541	30.5%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Covered Call Strategy Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	22.1%

MSCS Financial Services, LLC 717 17th Street, Ste. 1300 Denver, CO 80202	76.6%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Equity Income Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	99.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Global Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	99.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Hedged U.S. Equity Opportunities Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street	78.3%

New York, NY 10005

Foresters Investment Management Company, Inc. 40 Wall Street New York, NY 10005	21.6%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Growth & Income Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	99.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the International Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	99.9%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Long Short Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	49.8%

Foresters Investment Management Company, Inc. 40 Wall Street New York, NY 10005	50.1%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Opportunity Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	98.2%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Real Estate Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street	100.0%

As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Select Growth Fund:
New York, NY 10005

Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	99.9%

As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Special Situations Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	98.3%
As of January 4, 2018, the following shareholders owned of record or beneficially owned 5% or more of the outstanding Institutional Class shares of the Total Return Fund:
Shareholder	% of Shares

Foresters Financial Services, Inc. 40 Wall Street New York, NY 10005	10.2%

Foresters Financial Holding Company, Inc. 40 Wall Street New York, NY 10005	89.6%
As of January 4, 2018 certain intermediaries may own 25% or more voting securities of a Fund, but do so for the benefit of their shareholders and are not listed as control persons herein.

FINANCIAL STATEMENTS
The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended September 30, 2017.

  APPENDIX A
INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS
The investment strategies that may be used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed herein. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (✓) mark.  The investment strategies that each Fund does not currently anticipate using are noted by a dash (─) mark.  These notations only represent the current intentions of the Funds with respect to using the checked investment strategies.  Each Fund may engage in any of the investment strategies listed, even if it has no current intention to do so as noted, as long as there is no specific investment policy prohibiting the Fund from engaging in the strategy. Each Fund also reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements.  The investment policies of each Fund are set forth in its prospectus and Appendix B of Part I of this SAI.  The investment strategies listed on the following pages, and their associated risks, are described in Part II of this SAI.
I-A-1

Covered Call Strategy Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
* The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-2

Equity Income Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-3

Global Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-4

Growth & Income Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-5

Hedged U.S. Equity Opportunities Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	✓
Forwards	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
* The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-6

International Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-7

Long Short Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	✓
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
* The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-8

Opportunity Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-9

Real Estate Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓

I-A-10

Select Growth Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-11

Special Situations Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Options	─
Futures	─
Forwards	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.
I-A-12

Total Return Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	✓
U.S. Government Securities*	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	✓
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Short Sales	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-13

APPENDIX B
INVESTMENT POLICIES OF THE FIRST INVESTORS EQUITY FUNDS
The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund’s prospectus.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.
Each Fund also has adopted the investment policies that are set forth below.  Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board of Trustees (“Board”) without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund’s assets will not cause a violation of the Fund’s investment policies.
Fundamental Policies:
Each Fund may not:
(1)    Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
(2)    Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
(3)    Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
(4)    Except for the Real Estate Fund and Long Short Fund and except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
(5)    Except for the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund and Real Estate Fund, a Fund may not purchase the securities of any issuer
I-B-1

(other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
The Real Estate Fund will invest more than 25% of its total assets in investments in the real estate industry, but the Fund will not purchase the securities of any other issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).
The Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Long Short Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).
(6)    Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
(7)    Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
(8)    Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed.).  To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an
I-B-2

asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to the fundamental policy relating to making loans set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a Fund’s total assets.
With respect to the fundamental policy relating to industry concentration for the Real Estate Fund set forth in (5) above, an investment in the real estate industry is an investment in an issuer with respect to which at least 50% of the issuer’s assets, gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or the products or services related to the real estate industry.
Non-Fundamental Policies:
The Total Return Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval:
(1)    The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.
(2)    The Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative instrument.

I-B-3

Statement of Additional Information Part II
Dated January 31, 2018
Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Income Funds, First Investors Equity Funds and First Investors Tax Exempt Funds (“First Investors Funds”), except as otherwise indicated.  The term “Fund” as used herein includes each individual series of an investment company, except as otherwise indicated.  This SAI includes non-principal investment strategies that each of the Funds may use to a limited extent in addition to those that are described in its prospectus.  The First Investors Family of Funds  consists of 4 registered investment companies:  First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds.
DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS
The following are descriptions of investment strategies that may be used by one or more of the Funds within the First Investors Funds, as well as the risks of those strategies. To determine which strategies are primarily used by a particular Fund, you must review the prospectus and appendices to Part I of the SAI with respect to such Fund.  The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies.  Appendix A to Part I of this SAI contains schedules listing the investment strategies that each Fund covered by the SAI currently intends to use.  The Funds may invest, to a limited degree, in any of the other investments described below even if they are not listed in the prospectus or checked in Appendix A to Part I.  An Appendix to Part I of this SAI also describes the investment policies that may limit or restrict the Funds’ ability to use certain investment strategies.  The references below to “Funds” or a “Fund” refer to those Funds that are authorized to invest in the described securities.
I.              Debt Securities
The Funds may invest in all of the debt securities described below.  The market value of most debt securities is influenced by changes in the level of interest rates.  Generally, as interest rates rise, the market value of a debt security decreases.  Conversely, as interest rates fall, the market value of a debt security generally increases.  This is referred to as interest rate risk. A wide variety of factors can cause interest rates to rise.  Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.  Interest rates have recently increased and may continue to rise, perhaps substantially and/or rapidly, potentially resulting in significant losses to the Funds.  Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low and engaging in quantitative easing.  As the Federal Reserve raises the federal funds rate and unwinds its quantitative easing program, there is a risk that interest rates across the U.S. financial system will continue to rise.  These policy changes may expose debt and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Funds’ investments and share prices to decline.  To the extent the Funds experience high redemptions because of these policy changes, the Funds may experience increased portfolio turnover, which will increase the costs that the Funds incur and may lower the Funds’ performance.  The liquidity levels of the Funds’ portfolios may also be negatively affected.
The market value of most debt securities is influenced by the credit risks associated with such securities.  Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade, or may be unrated.  Investment grade securities are securities rated, at the time of purchase, by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or if unrated, judged by the adviser or subadviser, as applicable, to be of comparable credit quality.  Debt obligations rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s Ratings Services (“S&P”) or BBB- or higher by Fitch Ratings, Inc. (“Fitch”) are considered investment grade by the respective NRSRO.  Bonds that are rated lower than Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch are considered below investment grade by the respective NRSRO (commonly known as “junk bonds” or “high yield”) and are referred to herein as “High Yield Securities.”  In general, the lower the credit rating for a debt security, the higher the credit risk.  As discussed below, High Yield Securities are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities.  Even debt obligations that are rated Baa3 by Moody’s or higher or BBB- by S&P or higher have speculative characteristics.  For a discussion of the NRSRO ratings used by certain Funds in making investment decisions, see section “E. High Yield Securities.”  For a discussion of investments in foreign government debt obligations and foreign debt securities, see section “III.  Foreign Securities Exposure” and also section “III.  Foreign Securities Exposure – B.  Foreign Securities Traded in the United States.”
A.  Commercial Paper and Other Short-Term Investments.  The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), short-term corporate bonds, and short-term obligations issued by the U.S. government, its agencies, or instrumentalities.  The Funds also may invest in short-term foreign corporate debt securities denominated in U.S. dollars or foreign currencies.  Short-term foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).  The Funds may invest indirectly in commercial paper and other short-term investments or in other money market investments.  Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933 (the “1933 Act”), such as Section 3(a)(3) or 4(2).  The commercial paper purchased by the Funds may be liquid or illiquid.  See section “IV. Restricted and Illiquid Securities” for risks associated with investing in restricted and illiquid securities.  The commercial paper purchased by the Funds may be rated or unrated and may be issued by banks or bank holding companies.  The commercial paper purchased by the Funds may also take the form of short-term promissory notes with a maturity of up to 270 days that are backed by assets, such as credit card and other receivables.  See section “K. Other Asset-Backed Securities.”  The Funds may invest indirectly in commercial paper and other short-term investments or in other money market investments.
Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.  The Funds also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate.  Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution.  The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate.  While domestic bank deposits are insured by an agency of the U.S. Government, a Fund will generally assume positions considerably in excess of the insurance limits.
The Funds may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks.  These investments involve risks that are different from investments in securities of domestic branches of domestic banks.  These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by a Fund.  Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
B.  Corporate Bonds and Notes.  The Funds may invest in bonds and notes issued by corporations and other similar entities.  Corporate bonds and notes generally have maturities of between one and thirty years.  In general, the longer the maturity of a bond, the greater the interest rate risk.  The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities, which may also include hybrid securities.  See section “C. Convertible Debt Securities.” The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer’s equity securities.  The Funds may sell or retain such warrants or rights.
C.  Convertible Debt Securities.  The Funds may invest in convertible debt securities and/or hybrid securities.  A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer.  The value of a convertible bond may be dependent in part on the value of the issuer’s equity securities.
D.  Hybrid Securities.  Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

E.  High Yield Securities.  The Funds may invest in high yield, high risk securities also known as junk bonds (“High Yield Securities”), which may include syndicated bank loans, floating rate loans, senior loans, or bonds.  For a discussion of syndicated bank loans, floating rate loans and senior loans, see sections “I. Syndicated Bank Loans”, “O. Variable Rate and Floating Rate Securities” and “P. Senior Loans”, herein.  The Funds may also invest in securities of companies that are in default or undergoing bankruptcy or reorganization (“Distressed Securities”).  The Floating Rate Fund generally invests in below investment grade securities that are rated BB+ through B- by S&P, or Ba1 through B3 by Moody’s, or an equivalent quality rating from another NRSRO, or which are deemed to be of equivalent credit quality by the subadviser.  To a lesser extent, the Fund may invest in below investment grade securities below these ranges.  The Fund For Income considers debt securities that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Fund to be of equivalent quality to be below investment grade.  The International Opportunities Bond Fund considers below investment grade securities that are securities rated at the time of purchase to be below the NRSRO’s top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies that have been downgraded because of financial problems, special purpose entities that are used to finance sales or leases of equipment or receivables, and firms with heavy debt loads.  High Yield Securities may be backed by receivables or other assets and may have zero-coupon or pay-in-kind structures.  See Section “Q. Zero Coupon and Pay-In-Kind Securities.”
Debt obligations, including convertible debt securities, rated lower than Baa3 by Moody’s and BBB- by S&P, are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn could severely affect the market for all High Yield Securities, while a substantial period of rising interest rates could severely affect the market for high yield fixed rate bonds.  In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing.  Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.
The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk.  There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt.  Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment.  For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities.  Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value.
The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund’s ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets.  High Yield Securities, including floating rate loans and senior loans, are typically traded through a small number of broker-dealers.  Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market.  A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.
The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid.  During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role.  Further, adverse publicity about the economy or a particular issuer may affect the public’s perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.
If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit.  This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.  To the extent permitted by a Fund’s investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for federal income tax purposes, or to seek capital appreciation.
F.  Income Deposit Securities (“IDSs”).  An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange.  Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.
IDSs are subject to the same risks as the underlying securities that make up an IDS.  There may be a thinner and less active market for IDSs than that available for higher quality securities.  An issuer’s indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.
G.  Indexed Securities.  A Fund may purchase various fixed-income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators.  Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the Fund.  The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer.  These securities may vary directly or inversely with the underlying instruments.  The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.
H.  Inflation-Indexed Securities.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  The values of inflation-indexed fixed-income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate).  Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase.  In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease.  Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security.  However, if a Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period a Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.  A Fund may invest in inflation-related bonds which do not provide a guarantee of principal.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
I.  Syndicated Bank Loans.  A Fund may invest in syndicated bank loans.  Syndicated bank loans may be considered high-yield securities, which are discussed in section “E. High Yield Securities”, and/or senior loans, which are discussed in section “P. Senior Loans”.  See section “O.  Variable Rate and Floating Rate Securities” for a description of floating rate securities.  An investment in a syndicated bank loan does not violate a Fund’s fundamental investment policy against making loans.  A Fund may invest in syndicated bank loans by purchasing an assignment directly from a lender and, thereby, the Fund would assume the same rights, obligations and risks as the assigning lender.  The Fund would have the right to receive payment of principal and interest from the borrower under the terms of the loan.  Additional rights may include the right to vote along with other lenders to enforce certain terms of the loan agreement, such as declaring the loan in default and initiating collections.  A Fund would be subject to the same risks of default by the borrower as discussed below for syndicated bank loan participations.  The assignments a Fund would purchase are generally based on senior obligations and are secured by collateral.  However, it is possible that if the borrower files for bankruptcy, the Fund may not be deemed a secured creditor.  If the loan is foreclosed, a Fund could potentially become an owner of the collateral and would bear the costs and liabilities associated with owning or disposing of the collateral.  Banks, financial institutions or lending syndicates generally offer these types of direct assignments, which are typically administered by a third-party, such as a bank or financial institution, that serves as an agent for the holder of the loan.  The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.  A Fund may have to rely on the agent or other financial intermediaries to apply appropriate credit remedies against a borrower.

Although syndicated bank loans in which a Fund will invest through assignments will generally be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated.  In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a syndicated bank loan.  Certain loans may be subject to the risk that a court, pursuant to fraudulent conveyance or other laws, could subordinate the loan to presently existing or future indebtedness of the borrower or take other action detrimental to the holder of the loan; including, in certain circumstances, invalidating the loan or causing interest previously paid to be refunded.  Such events could negatively affect a Fund’s performance.
Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.  The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors.  In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.  Investments in syndicated bank loans also involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.
A Fund may also invest in syndicated bank loans by purchasing participations.  Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties.  A Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with the purchase of participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Syndicated bank loans and other types of direct indebtedness may not be readily marketable and may be subject to certain restrictions on resale.  The settlement process may take longer than seven days.  Although syndicated bank loans can be sold during the settlement period, some indebtedness may be difficult or impossible to dispose of within seven days at what Foresters Investment Management Company, Inc. (“FIMCO” or the “Adviser”) believes to be a fair price and in those instances, where the loans can be neither sold nor settled, they will be treated as illiquid for purposes of a Fund’s limitation on illiquid investments.  In addition, syndicated bank loans may require the consent of the borrower and/or the agent prior to sale or assignment.  These consent requirements can delay or impede the Fund’s ability to sell syndicated bank loans and can adversely affect a loan’s liquidity and the price that can be obtained.  Long settlement periods for transactions in bank loans may impede the ability to timely honor redemptions.  Some syndicated bank loans are traded among certain financial institutions and accordingly may be deemed liquid.  Bank loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.  The amount of public information with respect to loans is generally less extensive than that available for other securities.
J.  Mortgage-Backed Securities.  The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities.  These securities represent interests in pools of mortgage loans.  The payments of principal and interest on the underlying loans pass through to investors.  Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner.  Thus, the security holders may receive prepayments of principal, in addition to the regular interest and principal.
There are three types of interest rate-related risks associated with mortgage-backed securities.  The first is interest rate risk.  The values of mortgage-backed securities will generally fluctuate inversely with interest rates.  The second is prepayment risk.  This is the risk that borrowers will repay their mortgages earlier than anticipated.  A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest.  Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.  The third is extension risk.  When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security.  This makes mortgage-backed securities more sensitive to interest rate changes.

Mortgage-backed securities may also be subject to credit risk.  Payment of principal and interest on many mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)).  See section “N. U.S. Government Securities.” Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers).  Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees but may otherwise be subject to a greater risk of loss.
K.  Other Asset-Backed Securities.  The Funds may invest in other forms of asset-backed securities in addition to asset-based commercial paper and mortgage-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, or other forms of receivables.  These securities present certain risks in addition to those normally associated with debt securities.  For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable.  For example, credit card receivables are generally unsecured.  The obligors may also be entitled to the protection of a number of state and federal credit laws.  Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.
To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.  Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities.  Moreover, a credit support depends upon the financial ability of its issuer to honor the support.
L.  Municipal Securities.  Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities.  The two principal classifications of municipal securities are “general obligation” and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest.  Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source.  The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.
Generally, the values of municipal securities vary inversely to changes in interest rates.  Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient.  This may especially be true given the underfunded pension obligations of many municipal issuers.  National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations.  There is also the risk that the interest income that a Fund receives from one or more municipal securities might be determined to be taxable by the Internal Revenue Service (“IRS”) (for federal income tax purposes), applicable state tax authorities (for state income tax purposes), or a judicial body.  Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.
The market for municipal securities may become illiquid.  There may also be less information available on the financial condition of municipal security issuers than for public corporations.  This means that it may be harder to buy and sell municipal securities, especially on short notice, and that it may be more difficult to value such securities.

The Funds may invest in taxable municipal securities that are issued by a local government, such as a city or related agencies for general governmental projects or to finance special projects.  The income derived from these securities is not exempt from taxation.
A Fund may invest in Puerto Rico municipal securities.  Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of a Fund’s holdings in Puerto Rico municipal obligations.  Puerto Rico experienced and may continue to experience a significant economic downturn.  As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch” and Puerto Rico may default on its obligations.  If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of a Fund could be adversely affected.
M.  Refunded Securities.  The Funds may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid (also called “pre-refunded bonds”).  The proceeds from the new issue of bonds are typically collateralized by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date.  These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency security.  The Funds also may purchase municipal securities that have been refunded prior to purchase.  Refunded municipal securities are subject to interest rate risk.  In addition, some refunded municipal securities may have limited liquidity.
N.  U.S. Government Securities.  The Funds may invest in U.S. Government Securities.  The Funds consider U.S. Government Securities to include:  (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued or guaranteed by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as Fannie Mae, Freddie Mac or the Federal Home Loan Banks).  These U.S. Government-sponsored entities (“GSEs”), which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government.  They are supported only by the credit of the issuing agency, instrumentality or corporation.  The range of maturities of U.S. Government Securities is usually three months to thirty years.
In September 2008, the Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. When a credit rating agency downgraded long-term U.S. Government debt in August 2011, the agency also downgraded Fannie Mae and Freddie Mac’s bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities). Beginning in 2008, Fannie Mae and Freddie Mac required significant Treasury support through draws under the preferred stock purchase agreements. However, they have paid significant amounts in senior preferred dividends to the Treasury.  FHFA has conducted stress tests mandated by the Dodd-Frank Act, which suggested that in a “severely adverse scenario” substantial additional Treasury support of Fannie Mae and Freddie Mac might be required.  No assurance can be given that the Federal Reserve or the Treasury will ensure that Fannie Mae and Freddie Mac remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.
In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policymakers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to the Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.

Fannie Mae has reported that there is “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.”  Freddie Mac faces similar uncertainty about its future role.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.
The Funds may also invest in separated or divided U.S. Government Securities.  These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself.  When a Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future.  The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures.  The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased.  Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity.  The market values of these securities are much more susceptible to change in market interest rates than income-producing securities.  See section “Q. Zero Coupon and Pay-In-Kind Securities.”  These securities are purchased with original issue discount and such discount is includable in a Fund’s gross income ratably over the life of the security.
The Funds may also purchase certificates not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury.  The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder.  These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.
O.  Variable Rate and Floating Rate Securities.  The Funds may invest in variable rate and floating rate securities (including syndicated bank loans), which are generally secured within the borrower’s capital structure, but may also be unsecured.  Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities.  Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.
The interest rate on a floating rate obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”).  The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.  The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based.  These adjustments are intended to minimize changes in the market value of the obligation.  Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.
The variable and floating rate securities in which the Fund invests are subject to the risk of loss of principal and income.  Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so and these securities may be unsecured.  If borrowers do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under bankruptcy laws, these laws may limit the Fund’s rights to its collateral.  In the event of a bankruptcy, the holder of a variable or floating rate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
P.  Senior Loans.  Senior loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, and common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Funds may also receive guarantees as a form of collateral. Senior loans may be structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again.
Sometimes there may be two or more term loans and they may be secured by different collateral, and/or have different repayment schedules and maturity dates. In addition to revolving loans and term loans, senior loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. The Funds typically invest only in the term loan portions of senior loan structures, although they could invest in the revolving loan portions and the pre-funded letters of credit portions.
By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.  Nevertheless, senior loans may still be subordinated to other obligations of a borrower.
Senior loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on senior loans, float (i.e., they change as market rates of interest change).
Although a base rate such as LIBOR can change every day, loan agreements for senior loans typically allow the borrower the ability to choose how often the total interest rate for its loan is permitted to change or reset. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods.  In addition, some loans have a LIBOR floor that prevents interest rates for the loan from falling below the contractual LIBOR floor rate even when the market LIBOR falls below the contractual floor rate.  During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a senior loan typically does not change.
Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services.
The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.
Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between a Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, a Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Fund could experience a decrease in its net asset value.
The Funds invest in both primary and secondary markets with established broker-dealers in the over-the-counter (“OTC”) market.
For a description of floating rate securities see section “O.  Variable Rate and Floating Rate Securities.”

Q.  Zero Coupon and Pay-In-Kind Securities.  The Funds may invest in zero coupon and pay-in-kind securities.  Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.  They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  Pay-in-kind securities are those that pay “interest” through the issuance of additional securities.  The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.  Original issue discount earned on zero coupon securities, and the “interest” received on pay-in-kind securities, must be included in gross income (accounted for in the case of municipal securities) each taxable year by a Fund if it holds such securities for purposes of determining the amount it must distribute that year to qualify (in the case of any Fund that has not completed a taxable year) or continue to qualify for tax treatment as “a regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”).  See “Appendix A: Tax Information”.  Thus, a Fund may be required to distribute as a dividend for a particular taxable year an amount that is greater than the total amount of cash it actually receives during the year.  These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities.  A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.
R.  Sovereign Debt.  Investments in debt securities issued by foreign governments and their political subdivisions or agencies and instrumentalities (“Sovereign Debt”) involve special risks.  Debt instruments of foreign governments and their political subdivisions or agencies and instrumentalities may not be supported by the full faith and credit of the foreign government.  The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.  Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.
A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.  The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured.  The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult.  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund’s investments.  Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt.  While the Adviser or subadviser, as applicable, endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.
S. Debt Securities Issued by Supranational Organizations.  A Fund may invest in debt securities issued by supranational organizations.  Supranational organizations are entities designated or supported by a government or governmental group to promote economic development.  Included among these organizations are the Asian Development Bank, the European Union, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development.  Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal.  Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.
II.             Equity Securities
A.  Common Stocks, Preferred Stocks, Rights, Warrants and Options.  The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks as well as options to buy or sell stocks (“equity securities”).  Equity securities are subject to market risk.  This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  The risks of investing in equity securities can be magnified when a Fund invests in them by means of options. For the special risks associated with options, see section “VII. Derivatives -  E. Futures, Forwards and Options.” The Funds may invest in equity securities of foreign companies directly or through depositary receipts.  Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.  See section “III. Foreign Securities Exposure” for the additional information on the associated strategies and risks.  The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small-to-medium market capitalizations.  Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.
B.  Shares of Other Investment Companies.  The Funds may invest in the shares of other investment companies, including exchange-traded funds (“ETFs”).  Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies.  See section “C. Shares of Exchange Traded Funds.”  Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses.  A Fund that invests in an investment company or an ETF will indirectly bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.
C.  Shares of Exchange Traded Funds.  ETFs essentially are baskets of securities that are listed on an exchange and usually trade like individual stocks.  The market price of an ETF is usually determined by demand for the ETF itself.  Although the market price of an ETF is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount or premium to net asset value.  In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities and a Fund’s ability to buy and sell those shares.
ETFs may or may not be registered as investment companies, depending upon how they are organized.  ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies.  Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor’s Depositary Receipts (“SPDRs”).  ETFs that are organized as grantor trusts, such as Holding Company Depositary Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act.  Investments in ETFs, whether or not registered as investment companies, expose the Funds to additional fees.
D.  Real Estate Related Companies.  Although the Funds may not invest directly in real estate, they may invest in securities of companies that are engaged in the real estate industry or hold interests in real estate.  Investing in such securities exposes a Fund to special risks associated with the direct ownership of real estate, and an investment in a Fund will be affected by the performance of the real estate industry. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.
E.  Real Estate Investment Trusts and Real Estate Operating Companies.  The Funds may invest in shares of real estate investment trusts (“REITs”).  Equity REITs invest in income-producing real estate.  They produce income from rental and lease payments as well as occasional sales of property.  Mortgage REITs make construction, development, and long-term mortgage loans.  They produce income from repayment of the loans and sales of the loan obligations.  Hybrid REITs may invest in both real estate and real estate loans.
Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and gains they distribute to their shareholders if they meet certain requirements of the Code.  To qualify for that treatment, a REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (which includes all net capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income.  The failure of a company in which a Fund invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Fund that invests therein.  REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.
REITs are subject to real estate industry risk.  See section “D. Real Estate Related Companies.”  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties.  Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties.  For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management.  Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws.  Loss of federal tax treatment as a REIT will also affect an individual REIT’s  after-tax performance.
REITs are also subject to interest rate risk.  REIT stock prices overall will decline over short or even long periods because of rising interest rates.  In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments.  Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.
REITs tend to be small or medium-size companies.  Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies.  See section “IV. Restricted and Illiquid Securities” for the risks of illiquid securities.  REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear its proportionate share of those fees and expenses.
The Funds may invest in real estate operating companies (“REOCs”). REOCs are corporations that engage in the development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not, or are ineligible, to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower or no corporate taxation that are a common characteristic of REITs. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT.
F.  Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships (or entities classified for federal tax purposes as partnerships, such as limited liability companies (“LLCs”)) primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  Their interests, or units, trade on public securities exchanges like the shares of a corporation, without entity level taxation.  MLPs generally have two classes of owners, one or more general partners (managing members or non-member managers in the case of LLCs) and the limited partners (non-managing members in the case of LLCs) (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
G.  Income Deposit Securities (“IDSs”).  For a discussion of IDSs, see section “I. Debt Securities – F. Income Deposit Securities.”
III.           Foreign Securities Exposure
The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depositary receipts or ETFs (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer.  In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.  Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.
A.  Depositary Receipts.  The Funds may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers.  Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted.  ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities.  ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
GDRs are issued globally and evidence a similar ownership arrangement to ADRs.  Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets.  Unlike ADRs, GDRs are typically denominated in foreign currencies.  They may not, however, be denominated in the same currency as the underlying securities into which they may be converted.  As with unsponsored ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs.  GDRs also involve the risks of other investments in foreign securities.
B.  Foreign Securities Traded in the United States.  The Funds may invest directly in foreign equity or debt securities that are traded in the United States.  Such securities are generally denominated in United States dollars.  They also may be issued originally in the United States.  For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States (“Yankee Bonds”).  Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.  See section “IV. Restricted and Illiquid Securities” for the risks of illiquid securities.  To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.
C.  Foreign Securities Traded in Foreign Markets.  The Funds may invest in foreign securities that are traded in foreign securities markets.  In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories.  When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.  The Funds may also engage in foreign currency futures contracts, foreign currency forward contracts, foreign currency exchange contracts and options thereon.  See section “VII. Derivatives - E. Futures, Forwards and Options” for a description of such investments.
The Funds may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivative instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer’s local market.  Such brokers buy shares of an issuer on the local market and create the P-notes to represent interests in the shares.  Thus, investments in P-notes present similar risks to investing directly in an issuer’s shares. Normally, P-notes can only be sold back to the broker that issued them.  As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.
D.  Foreign Securities Traded in Emerging Markets.  The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.”  These special risks include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.
E.  Foreign Currency.  In addition to the instruments described in section “VII. Derivatives – E. Futures, Forwards and Options” below, a Fund also may invest in foreign currency, foreign currency futures, and foreign currency options. Unlike forward currency contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges.  It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.
A Fund may purchase Eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.
A Fund may invest in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies.  Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of the Fund’s investment performance.  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, speculation, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation, and other economic and financial conditions affecting the world economy.
A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund’s NAV and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund.  Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.
F.  Foreign Currency Warrants.  Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.
Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.  The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which may result in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.
IV.           Restricted and Illiquid Securities
The Funds may invest in restricted and illiquid securities.  Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the 1933 Act.  Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutional buyers under exemptions from registration under the 1933 Act, such as Rule 144A, or in subsequent registered offerings.  The Funds may register restricted securities for resale.  The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.
Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the prices at which they are valued.  No more than 15% of the value of a Fund’s net assets, determined at the time of purchase, may be invested in illiquid securities.  However, this restriction does not prevent a Fund from holding more than 15% of its assets in illiquid securities due to certain circumstances, such as redemptions of Fund shares, sales of securities, changes in market values or securities that become illiquid after purchase.  The Funds determine whether restricted securities are liquid or illiquid in accordance with policies and procedures that have been approved by the Board of Trustees of the Funds.  The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.
It may be difficult or impossible for the Funds to resell restricted or illiquid securities.  As a result, the Funds could suffer losses by investing in such securities.  It may also be difficult to value such securities.  The Funds could also incur costs (such as registration fees) to resell restricted securities.
V.            When-Issued Securities

The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.  A Fund generally would not pay for such securities or start earning interest on them until they are issued or received.  However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.  Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment.  When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid assets at least equal to the amount of the Fund’s commitment, which are valued at their fair market value.  If on any day the market value of this segregated account falls below the value of the Fund’s commitment, the Fund will be required to deposit additional cash or liquid assets into the account until the value of the account is at least equal to the value of the Fund’s commitment.  When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of assets in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected.  Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase.  The sale of assets in the segregated account or sale of the when‑issued securities may cause the realization of a capital gain or loss.

VI.           Standby Commitments
The Funds may acquire standby commitments from banks with respect to securities held by the Funds.  Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the Fund’s option.  A standby commitment is similar to a put option for a particular security in a Fund’s portfolio.  Standby commitments acquired by a Fund are not added to the computation of that Fund’s net asset value.  Standby commitments are subject to certain risk, including the issuer’s ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace.  A Fund’s ability to exercise its rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable.  The Funds, however, are permitted to sell a security covered by a standby commitment at any time and to any person.
A Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable.  Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment.  The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered.  Standby commitments acquired by a Fund are not added to the computation of a Fund’s net asset value and are valued at zero.  When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund.  The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.
VII.          Derivatives
The Funds may invest in derivative instruments, including those described below.  Derivative instruments are instruments that derive their value from other financial instruments, securities, currencies, or indices.  Investments in derivative instruments can create leverage and thereby increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  At times, it may be difficult to sell or value derivative instruments.
A.  Credit-Linked Securities.  Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities or credit default swaps.  Credit-linked securities are typically issued by a trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon designated baskets of high yield securities or credit default swaps.  Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.
The risks associated with investing in credit-linked securities include the following:
1.
Market Risk.  The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities or credit default swaps.

2.
Credit Risk and Interest Rate Risk.  The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket of high yield securities or credit default swaps.

3.	Counter-Party Risk. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.
4.
Liquidity Risk.  Credit-linked securities are typically not registered for public trading under the 1933 Act and are therefore considered restricted securities.  At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market.  See, section “IV. Restricted and Illiquid Securities” for the risks of illiquid securities.

5.
Basis Risk.  This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket of high yield securities or their target index.

For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

B.  Inverse Floaters.  Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index.  For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases.  The secondary market for inverse floaters may be limited and they may be illiquid.  See section “IV. Restricted and Illiquid Securities” for the risks of illiquid securities.  The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations.  The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.  For purposes of calculating any limits to the extent that a Fund can invest in inverse floaters, the Fund will use the market value of the inverse floater.
C.  Interest Rate Swaps.  Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time.  For example, two parties may agree to exchange interest payments on variable and fixed rate instruments.  The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.
Most interest rate swaps are centrally cleared.  Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.  There could also be delays in payment or losses if the swap dealer, through which a Fund clears its centrally cleared swaps, were to default on its obligations to the clearing organization or become insolvent.
To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.  To mitigate this, the Funds will enter into interest rate swap transactions only with banks and swap dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund’s Board.  Interest rate swaps do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.  If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.
The Funds will usually enter into OTC swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the swap agreement.  Payments on centrally cleared swap agreements are generally made on a net basis.  A Fund’s obligations under a netted swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party less any collateral pledged by the Fund will be maintained in a segregated account.  A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities.  Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.
The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

D.  Municipal Market Data Rate Locks. The Funds may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”).  An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date.  MMD Rate Locks may be used for hedging purposes.  An MMD Rate Lock is an agreement between two parties -- a Fund and an MMD Rate Lock provider -- pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.  For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract.  If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.  There is no payment made or received at inception.  If both parties consent, an MMD Rate Lock can be unwound prior to settlement, provided that a termination payment can be agreed upon to settle the contract.
In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund.  As with interest rate swaps, the use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions.
The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund.  Because separate accounts will be established with respect to such transactions on the books and records of a Fund or with its custodian, the Funds do not treat MMD Rate Locks as constituting senior securities.  Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.
The Funds will enter into MMD Rate Locks only with banks and recognized security dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund’s Board.  MMD Rate Locks do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make.  If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive.  If there is a default by the counter-party, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.
To the extent that other types of rate locks are available or developed in the future, the Funds may enter into them on the same basis and for the same purposes as set forth above.
E.  Futures, Forwards and Options.  The Funds may use futures, options, options on futures, dollar rolls, and forward contracts as part of their investment strategies. To the extent that a Fund participates in these markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.  The use of these strategies involves certain special risks, including: (1) dependence on the Adviser’s or subadviser’s, as applicable, ability to predict correctly movements in the direction of  underlying instrument prices; (2) imperfect, or even no, correlation between the price of derivatives and movements in the prices of the  derivatives’ underlying instrument(s); (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the derivatives; and (5) the possible absence of a liquid secondary market for any particular derivative or underlying instrument at any time.  If the Adviser’s or a subadviser’s, as applicable, prediction of movements in the direction of the derivatives or underlying instrument markets is inaccurate, the adverse consequences to a Fund may leave it in a worse position than if such strategies were not used.  Investments in derivatives are subject to the risk that the counterparty (or counterparties) to the derivative will be unable or unwilling to meet their obligations.
While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell an investment at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Funds to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (taxable to its shareholders as ordinary income when distributed to them) than if it had not used such instruments.
Futures and Options on Futures.  The Funds may purchase and sell futures contracts, including futures on securities and securities indexes. A “purchase” of a futures contract (or entering into a “long” futures position) entails the buyer’s assumption of a contractual obligation to take delivery of the instrument(s) underlying the contract at a specified price at a specified future time. A “sale” of a futures contract (or entering into a “short” futures position) entails the seller’s assumption of a contractual obligation to make delivery of the instrument(s)  underlying the contract at a specified price at a specified future time.
The value of a futures contract tends to increase or decrease in tandem with the value of its underlying instrument(s).  Therefore, purchasing futures contracts will increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument(s), much as if the Fund had purchased the underlying instrument(s)  directly. When a Fund sells a futures contract, by contrast, the value of its futures position will move in a direction contrary to the market for the underlying instrument(s).
Certain futures, including index futures and other futures not calling for the physical delivery or acquisition of the instrument underlying the contract, are settled on a net cash payment basis rather than by the delivery of the underlying instrument(s).  In addition, although futures contracts by their terms may call for the physical delivery or acquisition of the instrument(s) underlying the contract, in most cases the contractual obligation is extinguished by being closed out before the expiration of the contract. There is no guarantee that a Fund will be able to close out its obligation.  While futures contracts entered into by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying instrument(s) or utilize the cash settlement process whenever it appears economically advantageous for them to do so.
The Funds may enter into interest rate futures contracts and options thereon.  An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place.  Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions or for other purposes.  The Funds may also invest in futures on equity market indices and debt market indices.  Certain futures contracts may represent new investment products that lack track records.
The Funds may purchase and sell currency futures contracts. Such transactions typically will be used to hedge currency fluctuations. If the Fund anticipates that exchange rates for a particular currency will rise, the Funds may purchase a currency futures contract to protect, in part, against an increase in the price of securities that are denominated in that currency and that the Funds intend to purchase. The Funds also may purchase a currency futures contract or a call option thereon for non-hedging purposes when the Funds anticipate that a particular currency will appreciate in value.
Through the purchase and sale of currency futures contracts, the Funds may be able to achieve many of the same objectives attainable through the use of forward currency contracts (discussed below), but more effectively and possibly at a lower cost.  Unlike forward currency contracts, foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges and centrally cleared.
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.  Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency.  In that case, the Funds must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.
The Funds may purchase Eurodollar instruments, which are U.S. dollar-denominated futures contracts that are linked to the LIBOR.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.
The Funds may also enter into spot currency trades in connection with the settlement of transactions in securities traded in foreign currency.  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades.  In a spot trade, the Funds agree to exchange one currency for another at the current exchange rate.
The Funds may purchase and write call and put options on futures contracts, including the types of futures discussed above. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of options, as discussed herein.  Options on futures contracts have a limited life.  The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.
“Initial Margin” with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate the Fund’s futures positions (or positions in options on futures).  Initial margin is the margin deposit made by a Fund when it enters into a futures contract; it is intended to assure performance of the contract by the Fund. If the value of a Fund’s futures account declines by a specified amount, the Fund will receive a margin call and be required to post assets sufficient to restore the equity in the account to the initial margin level.  (This is sometimes referred to as “variation margin;” technically, variation margin refers to daily payments that a clearing member firm is required to pay to the clearing organization based upon marking to market of the firm’s portfolio.)  However, if favorable price changes in the futures account cause the margin deposit to exceed the required initial margin level, the excess margin may be transferred to the Fund. The futures commission merchant or clearing member firm through which a Fund enters into and clears futures contracts may require a margin deposit in excess of exchange minimum requirements based upon its assessment of the Fund’s creditworthiness.  In computing its NAV, a Fund will mark to market the value of its open futures positions.  A Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased, if the Fund has paid the required premium in full at the outset). If the futures commission merchant or broker holding the margin deposit or premium goes bankrupt, the Fund could suffer a delay in recovering excess margin or other funds and could ultimately suffer a loss.
Because of the low margin deposits required, trading in futures and options on futures involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited, and may exceed initial margin deposits as well as deposits made in response to subsequent margin calls. If a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements.  Any such sale of assets may or may not be made at prices that reflect the rising market.  Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund.  If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.
The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in the value of their underlying instruments, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options thereon and of the underlying instrument can be only approximate due to differences between the futures and underlying instrument markets.
The Funds may enter into futures contracts and options thereon that are traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”) or on non-U.S. exchanges. U.S. futures contracts are traded on exchanges that have been designated as “contract markets” by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market.  Futures executed on regulated futures exchanges have less counterparty risk to the Fund because the exchange’s clearing organization assumes the position of the counterparty in each transaction.   Thus, the Funds are exposed to risk only in connection with the clearing organization and not in connection with the original counterparty to the transaction.  However, if a futures customer defaults on a futures contract and the futures commission merchant carrying that customer’s account cannot cover the defaulting customer’s obligations on its futures contracts, the clearing organization may use any or all of the collateral in the futures commission merchant’s customer omnibus account — including the assets of the futures commission merchant’s other customers, such as the Funds — to meet the defaulting customer’s obligations.  This is sometimes referred to as “fellow customer risk.”
Trading on non-U.S. exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such exchange, and may not involve a clearing mechanism and related guarantees. Funds deposited in connection with such trading may also be subject to the bankruptcy laws of such other jurisdiction, which may result in a delay in recovering such funds in a bankruptcy and could ultimately result in a loss.
Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options.  Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time.  In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions.  In such an event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options).  However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated.  In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.  However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
Many electronic trading facilities that support futures trading are supported by computer-based component systems for the order, routing, execution, matching, registration or clearing of trades.  A Fund’s ability to recover certain losses may be subject to limits on liability imposed by the system provider, the market, the clearing house or member firms.
A Fund’s activities in the futures and related options markets may result in a higher portfolio turnover rate, additional transaction costs in the form of added brokerage commissions, and larger realized net capital gains and thus increased taxable distributions to shareholders; however, the Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.
Purchasers of options on futures contracts pay a premium in cash at the time of purchase.  This amount and the transaction costs are all that is at risk.  Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements.  In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.
Dollar Rolls.  The Funds may enter into dollar roll transactions in which a Fund sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase substantially similar securities at an agreed upon future time.  By engaging in a dollar roll transaction, a Fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase.  A Fund would also be able to invest the proceeds of the securities sold.  When a Fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of the securities transferred to another party, the securities purchased for future delivery, and the securities in which the proceeds are invested would affect the market value of the Fund’s assets.  As a result, such transactions could increase fluctuation in the Fund’s NAV.  If a Fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the Fund’s yield.  A Fund will segregate cash or other appropriate liquid securities with a value at least equal to the Fund’s obligation under the dollar rolls.
Forwards.  The Funds may purchase forward contracts including forward foreign currency contracts.  A Fund may do so to hedge against fluctuations in the value of foreign currencies versus the U.S. dollar during the settlement of transactions involving individual foreign securities, in anticipation of buying or selling foreign securities, or more broadly with respect to foreign securities owned by the Fund.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  The Fund will thereby seek to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.  Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.  The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.  Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.
The Funds may enter into forward currency contracts for the purchase or sale of foreign currencies at an agreed upon or negotiated price on a future date or enter into foreign exchange contracts for the purchase or sale of foreign currencies on a fixed date and at a fixed rate of exchange.  These contracts are considered derivative instruments and are used to attempt to manage exposure to foreign exchange risk associated with foreign currency denominated securities held by a Fund.  The Funds also may use forward currency contracts to attempt to enhance return or yield.  A Fund could also use forward currency contracts to increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or shift the Fund’s exposure to foreign currency fluctuations from one country to another.
A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Because these contracts are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers.  Forward currency contracts involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to the Fund.  Even though the U.S. Treasury Department has determined that deliverable forward currency contracts are not swaps, they are subject to reporting and business conduct standards under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”).
The Funds may close out a forward currency contract requiring it to purchase a specified currency by entering into a second forward currency contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.  There can be no assurance that a Fund will be able to enter into new or offsetting forward currency contracts.  The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.
The precise matching of the forward currency contract amounts and the value of any underlying securities to which a Fund seeks to hedge its currency risk will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
The Funds also may enter into non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to forward currency contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with forward currency contracts including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.  All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF.  With respect to any NDFs that currently are, or in the future may be, centrally cleared, a Fund could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.
Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.  Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.
Options.  The Funds may purchase and write (sell) call and put options to buy securities or write (sell) call options on underlying instruments, such as securities.  When a Fund buys an option to purchase an underlying instrument (or call option), it is generally anticipating that the price of the underlying instrument will increase before the option expires.  In the event that this does not occur, the option could expire worthless and the Fund could lose the entire amount that it had paid for the option.  The value of an option position will reflect, among other things, the current market price of the underlying instrument(s), which could be a security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions.  For this reason, the successful use of options depends upon the Adviser’s or the subadviser’s, as applicable, ability to forecast the direction of price fluctuations in the underlying instruments.
The exercise price of an option may be below, equal to, or above the market value of the underlying instrument, at the time the option is written. Options normally have expiration dates between three and twelve months from the date written. American-style options are exercisable at any time prior to their expiration date. European-style options are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.
Options are traded both on U.S. national securities exchanges and in the over-the-counter (“OTC”) market. Options also are traded on non-U.S. exchanges. Exchange-traded options are issued by a clearing organization; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) a Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, a Fund may be unable to liquidate its options position and the associated cover.

The premium a Fund receives (or pays) when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying instrument, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument, the length of the option period, the general supply of and demand for credit, and the interest rate environment.
The Funds may effectively terminate their rights or obligations under an option by entering into a closing transaction.  If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction.  Conversely, in order to terminate its right under a call or put option it has purchased, the Funds may write an option of the same series, as the option held; this is known as a closing sale transaction.  Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying instrument from being called, or to permit the sale of the underlying instrument. Furthermore, effecting a closing transaction permits the Funds to write another call option on the underlying instrument with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold an underlying instrument that it might otherwise have sold (or purchase an underlying instrument that it might otherwise not have bought), in which case it would continue to be at market risk on the underlying instrument.
A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for any particular option at any particular time.  Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.  There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration.  In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option.  Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit.  With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it.  For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, the Fund may not sell the underlying instruments used to cover an option during the period it is obligated under the option unless it substitutes other acceptable instruments.  This requirement may impair a Fund’s ability to sell or purchase an investment at a time when such a sale or purchase might be advantageous.
A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying instrument, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying instrument owned by a Fund; however, a Fund could be in a less advantageous position than if it had not written the call option.
The Funds pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. The Funds may purchase an underlying instrument for delivery in accordance with an exercise notice of a call option assigned to it, rather than deliver the underlying instrument from its inventory. In those cases, additional brokerage commissions are incurred. A Fund’s activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.
The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments close, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
The call options that the Funds may write may be covered call options on equity securities.  A Fund’s activity in covered call options typically will be limited by the number of shares of equity security issuers held by the Fund.  When a Fund writes a call option, it gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value and bears the risk that the income it receives for writing the call options will be less than the money lost by the Fund if the exercise price of a call option written by it is or becomes less than the market price of the asset on which the option is written. If the value of the underlying instrument is or rises to be above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by a Fund as the writer of such option). The potential for missing out on appreciation in an underlying instrument above the strike price related to writing call options is unlimited. If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying instrument is below the exercise price of the call option, the call option typically will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written.  Writing call options may result in frequent trading and a high portfolio turnover.
As long as a Fund’s obligation under a covered call option continues, the Fund retains the risk of loss should the price of the underlying security decline. If a Fund is unable to close out a covered call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.
The Funds may also write (sell) and purchase put options on underlying instruments such as securities, securities indices and other financial indices. When a Fund writes a put option, it is obligated to acquire an underlying instrument at a certain price at any time until a certain date if the purchaser decides to exercise the option.  A Fund will receive a premium for writing a put option. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying instrument at a price that may be higher than the market price of the underlying instrument. If a put option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.  When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date.  There is a risk that the market price of an underlying security will not decrease below the strike price of the put option, in which the case a Fund will not benefit from having purchased the put option.
An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.
A securities index fluctuates with changes in the market values of the securities included in the index.  The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. The risks of investment in options on indices may be greater than the risks of investment in options on securities.  Securities index options have characteristics and risks similar to those of securities options. Certain securities index options are traded in the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded securities index options.  To the extent a Fund uses options on indices as a hedging strategy, the options’ effectiveness will depend upon the extent to which the securities being hedged correlate with price movements in the selected securities indices.  Perfect correlation is not possible because the securities held by a Fund will not precisely match the composition of the securities indices on which options are available.
The Funds may use options on currencies.  The value of options on currencies depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such financial instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.  To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the options and futures on foreign currencies until they reopen.
The Funds may purchase and write covered straddles on underlying instrument(s) such as securities, currencies or bond indices.  A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call.  A Fund would enter into a long straddle when the Adviser or subadviser, as applicable, believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies.  A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call.  In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that a Fund has written.  A Fund would enter into a short straddle when the Adviser or subadviser, as applicable, believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies.  In such cases, the Fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money” (to the buyer), that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security.  Straddles involving currencies are subject to the same risks as other foreign currency options.
Regulatory Risks of Purchasing and Selling Derivatives.  Use of derivative instruments is subject to the applicable regulations of the Securities and Exchange Commission (“SEC”), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission (“CFTC”). Under CFTC Regulation 4.5, a Fund’s “commodity interests” (such as futures contracts, options on futures contracts and swaps) other than those used for bona fide hedging purposes (as defined by the CFTC) – must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) does not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions for the Fund’s adviser to qualify for exclusion from registration as a commodity pool operator (“CPO”)). Further, to qualify for the exclusion in Regulation 4.5, a Fund may not hold itself out as a vehicle for trading commodity interests. CFTC guidance provides a multi-factor test with respect to the marketing restriction, with no single factor being dispositive, but with the greatest weight given to whether a fund explicitly offers a managed futures strategy. A Fund’s ability to use these instruments may be limited by tax considerations. See Appendix A: Tax Information. Each Trust has claimed the exclusion on behalf of the Funds under CFTC Regulation 4.5 and the Adviser has claimed the commodity trading adviser exemption under CFTC Regulations 4.14(a)(8) with respect to the Funds.
The following information applies to the Real Estate Fund.  The Adviser is not registered as a CPO with respect to the Real Estate Fund in reliance on the delayed compliance date provided by No-Action Letter 12-38 of the Division of Swaps Dealer and Intermediary Oversight (“Division”) of the CFTC. Pursuant to this letter, the Adviser is not required to register as a CPO, or rely on an exemption from registration, until six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exclusion in CFTC Regulation 4.5.  The Real Estate Fund’s ability to invest in commodity interests may be limited by tax considerations.  See Appendix A: Tax Information.
A Fund may not write options or purchase or sell futures or forward contracts unless (1) it owns either an offsetting (“covered”) position in securities, or other options or futures or forward contracts or (2) maintains in a separate account on its books or those of its custodian cash and liquid securities with a value sufficient at all times to cover its potential obligations.  A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a separate account on its books and records or with its custodian in the prescribed amount.  Securities or other options, futures or forward contract positions used for cover and securities held in a separate account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets.  As a result, there is a possibility that the use of cover or separate accounts involving a large percentage of a Fund’s assets could impede portfolio management and decrease the Fund’s liquidity.
F.  Swaps, Caps, Floors, and Collars.  A Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield.  A swap involves the exchange by a Fund with another party of their respective commitments to pay or receive cash flows, such as an exchange of floating rate payments for fixed-rate payments.  The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap.  The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor.  A collar combines elements of buying a cap and a floor.  Caps, floors, collars and similar options are classified as swaps under the Dodd-Frank Act.
Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield because, and to the extent, these agreements affect the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.
Some swaps are centrally cleared.  Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction.  For additional information on centrally cleared swaps, see section “VII. Derivatives - C. Interest Rate Swaps.”
To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.  To mitigate this risk, the creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Adviser or subadviser, as applicable.  If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.  If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
Most OTC swap agreements into which a Fund enters provide for the obligations of the Fund and its counterparty to be netted.  Payments on centrally cleared swap agreements are also generally on a net basis.  The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each netted swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the requirements of the 1940 Act.  The Funds will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by a Fund.  The Adviser and the Funds believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s restrictions on borrowing or senior securities.
G.  Forward Commitments.  A Fund may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis.  When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date.  When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.
Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.  The Funds will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of a Fund’s forward commitment transactions.  On the settlement date, the Funds will meet their obligations from then available cash flow, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than a Fund’s payment obligations).
Firm Commitments.  Securities may be purchased on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments.  A stand-by commitment involves the purchase of securities by a Fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates.  Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security.  The primary purpose of this practice is to provide the Fund with liquidity as needed.  Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment.  See section “VI. Standby Commitments”.
VIII.        Short Sales
Some of the Funds may sell a security they do not own, or in an amount greater than they own (i.e., make short sales). To effect a short sale, a Fund borrows a security from or through a brokerage firm to make delivery to the buyer. A Fund is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. A brokerage firm generally has the right to require a Fund to replace a borrowed security at any point in time, with minimal notice, regardless of whether the replacement of the security would cause a Fund to incur a loss or a gain on its trade. Until the security is replaced, a Fund is required to pay the lender any dividends on the borrowed security and typically is required to pay fees and/or interest.  A Fund may realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest a Fund is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the prices of the securities sold short and the securities being hedged.
A Fund may also make short sales against-the-box, in which it sells short securities that it owns or has the right to obtain.
Short selling may expose a Fund to leverage. Short selling may amplify changes in a Fund’s NAV.  Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.
When a Fund is selling stocks short, it must maintain a segregated account of cash, cash instruments or high-grade securities that, together with any collateral (exclusive of short sale proceeds) that it is required to deposit with the securities lender or the executing broker, is at least equal to the value of the shorted securities, marked to market daily. As a result, a Fund may need to maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions), which could disrupt the portfolio management of the Fund.  There is a risk that the lender or executing broker with whom a Fund posts collateral will be unable to return the collateral to a Fund when due or that they may be unable to pay any other money due to a Fund.
IX.           Repurchase Agreements
The Funds may invest in repurchase agreements.  A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price.  The borrower simultaneously agrees to repurchase that same security at a higher price on a future date.  The difference between the purchase price and the repurchase price effectively constitutes the payment of interest.  In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund’s custodian bank.  In a “tri-party” repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller.  In a “quad-party” repurchase agreement, the Fund’s custodian bank also is made a party to the agreement.  Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities.  The period of these repurchase agreements will usually be short, from overnight to one week.  The securities, which are subject to repurchase agreements, however, may have long maturities.  Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.
X.            Temporary Borrowing
The Funds may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.  Borrowing may increase the risks of investing by increasing leverage and accentuating potential losses.
Interfund Lending.  Pursuant to an exemptive order issued by the SEC and subject to the Board’s approval of the corresponding Interfund Lending Program compliance procedures, the First Investors Funds may lend money to, and borrow money from one another pursuant to a master interfund lending agreement. Under the program, the Funds may lend or borrow money for temporary purposes, subject to the conditions of the SEC exemptive order. All interfund loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.
XI.           Temporary Defensive Investments
From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events.  At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. In addition, the Funds may also invest in larger capitalization issuers and/or higher-quality and shorter maturity instruments than they otherwise would under their stated investment policies and strategies.  For a description of commercial paper and other short-debt instruments, see section “I. Debt Securities – A. Commercial Paper and Other Short-Term Investments.”  When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses.  For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see Section “I. Debt Securities – A. Commercial Paper and Other Short-Term Investments”, and section “III. Foreign Securities Exposure.”
XII.          Cybersecurity Risk
With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Adviser, distributor, fund accountants, custodian, transfer agent, sub-advisers (if applicable), and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.
Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds’ third party service providers or trading counterparties or any other service providers whose operations may affect the Funds or their shareholders.

PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES
In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC for the second and fourth quarters of each fiscal year on Form N-CSR and for the first and third quarters of each fiscal year on Form N-Q.  These forms are publicly available on the SEC’s internet website (http://www.sec.gov).  In addition, the First Investors Government Cash Management Fund files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP.  Form N-MFP is publicly available on the SEC’s website.  Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on a quarterly basis on the Foresters Financial website at www.foresters.com.  The First Investors Government Cash Management Fund also publishes its complete schedule of portfolio holdings on a monthly basis on the Foresters Financial website at www.foresters.com.
Until portfolio holdings information for the Funds is made public in Form N-CSR, in Form N-Q, in Form N-MFP, in a shareholder report, or on the Foresters Financial website, it is considered to be confidential.  Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information).  Neither the Funds, FIMCO, any subadviser of the Funds, nor any access person of the Funds receives compensation in connection with the disclosure of information about portfolio securities.
Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds.  This is not considered a legitimate business need for the information.  If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR, N-MFP and N-Q filed with the SEC, and on the Foresters Financial website.
Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:
Service Provider	Service	Holding Access
FIMCO	Investment Adviser of the Funds.	Complete list on a daily basis with no lag time.
Investment Sub-Adviser	Investment sub-adviser of one or more Funds.	Complete list of holdings under investment sub-adviser’s management on a daily basis with no lag time.
The Bank of New York Mellon Corporation and its foreign sub-custodians	Funds’ custodian and foreign custody manager, and foreign sub- custodians.	Complete list on a daily basis with no lag time.
Tait, Weller & Baker	Funds’ independent public accounting firm.	Complete list on daily basis with no lag time.
KPMG LLP	FIMCO’s independent public accounting firm.	Complete list on daily basis with no lag time.
Broadridge Financial Solutions, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.
FactSet Research Systems, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.
Morningstar	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.
Bloomberg	Provide research and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.
Interactive Data Corp	Provide pricing service used for the	Complete list on daily basis with no

	Funds.	lag time.
Standard & Poor’s Securities Evaluations, Inc.	Provide back-up pricing service for the Funds.	Complete list on weekly basis with no lag time.
Broadridge Investor Communication Solutions, Inc.	Proxy voting services employed by the Funds.	Complete list on daily basis with no lag time.
Certain third parties are provided with nonpublic holdings information (either complete or partial lists) by the Funds on an ad hoc basis.  These third parties include: broker-dealers, pricing services, issuers (or their agents), proxy voting research providers, parties who provide insurance for municipal securities that may be purchased by the Funds, legal counsel for the Funds, Independent Trustees of the Funds and legal counsel for the Independent Trustees of the Funds.  Broker-dealers utilized by the Funds in the process of purchasing and selling portfolio securities or providing market quotations receive limited holdings information on a current basis with no lag.
The following categories of persons are authorized to disclose portfolio holdings information to persons who have a legitimate business reason to receive non-public information – executive officers of the Funds, the portfolio managers, traders, analysts, other portfolio department personnel, such as portfolio assistants and administrative assistants, portfolio accountants, senior executives, and legal and compliance officers of the Funds’ adviser or subadvisers.
FIMCO employs the following policies on behalf of the Funds with respect to portfolio holdings information.  It requires employees who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibits them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibits them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds.  FIMCO permits such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Funds subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is confidential and is being provided solely to assist the broker-dealer to provide research and execution services to the Funds and may not be used for trading in the Funds’ shares by the broker-dealer or its clients.  These conditions do not apply if the list is made publicly available.  The Chief Compliance Officer of the Funds may also make exceptions to these policies when it is in the best interests of the Funds or the Funds’ shareholders to do so.  Any potential conflicts of interest between a Fund or a Fund’s shareholders and the Fund’s investment adviser, principal underwriter, or their affiliates and affiliated persons that arise from the potential release of portfolio holdings shall be resolved by the Chief Compliance Officer of FIMCO and the Funds, in consultation with the Legal Department, in the best interests of the Fund’s shareholders.
The subadvisers for certain First Investors Funds, Wellington Management Company LLP (“Wellington Management”), Vontobel Asset Management, Inc. (“Vontobel”), Smith Asset Management Group, L.P. (“Smith”), Muzinich & Co., Inc. (“Muzinich”), Brandywine Global Investment Management, LLC (“Brandywine Global”), Ziegler Capital Management LLC (“ZCM”) and Lazard Asset Management LLC (“Lazard”) use policies that comply with the policies of First Investors Funds.  Generally, Wellington Management’s policies prohibit disclosing the portfolio holdings of any Fund to any person unless such disclosure has been approved by the Fund or such a disclosure is reasonably necessary for Wellington Management to provide investment advice to its clients.  Vontobel, aside from its disclosure of portfolio holdings information to broker-dealers that provide research and execution services to the Funds, will not disclose portfolio holdings information to third parties until such information is made public by the Funds.  Smith’s policies prohibit disclosing the portfolio holdings of a Fund to any person unless such disclosure has been approved by the Fund or such disclosure is reasonably necessary for Smith to provide investment advice to its clients.  Muzinich, aside from certain funds managed under the Muzinich name which Muzinich can use as representative portfolios, generally prohibits selective disclosure of portfolio holdings of other clients to preferred clients or prospects or unrelated parties on a real or near real time basis.  The obligation to safeguard sensitive client information would not preclude Muzinich from providing necessary information to, for example, persons providing services to Muzinich or any account such as brokers, accountants, custodians, and fund transfer agents, or in other circumstances when the client consents.  Brandywine Global’s policies prohibit disclosing the portfolio holdings of the Fund for which they serve as subadviser to any person unless specifically authorized by the Fund, such disclosure is reasonably necessary for Brandywine Global to provide investment management services to its clients, or as otherwise required by law.  ZCM’s policies prohibit the sharing of non-public information about ZCM’s investment strategies, trading, and account holdings with third parties, except as is necessary to implement investment decisions and conduct other legitimate business.  Lazard provides portfolio holdings information to ratings services or third party service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, Lazard will communicate with these service providers to confirm that they understand the Fund’s policies and procedures regarding such disclosure.  To the extent a subadviser manages a Fund in accordance with a particular style that it uses for other clients, information about the holdings may be available to other clients or potential clients of the subadviser.
The Investment Compliance Department of the Funds’ Adviser monitors for compliance with the foregoing policies with respect to employees of the Adviser and its affiliates who are Access Persons of the Funds.  Any violations of these policies are reported to the Board of Trustees of the Funds on a quarterly basis.  The policies of the Funds’ sub-advisers are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Trustees of the Funds.
PORTFOLIO TURNOVER
Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or subadviser (as applicable), investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  Securities with maturities or expirations of one year or less from the time of purchase are excluded from this calculation.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions and, to the extent gains exceed losses derived therefrom, larger taxable distributions to shareholders.
MANAGEMENT OF THE FUNDS
A.	Advisory and Subadvisory Services.
Investment advisory services to each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement (“Advisory Agreement”).  FIMCO is a wholly owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”), and its address is 40 Wall Street, New York, NY 10005.  FFHC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services and insurance.  FFHC is a subsidiary of The Independent Order of Foresters (“IOF”).  IOF owns all of the voting common stock of FFHC, the parent company of FIMCO, Foresters Financial Services, Inc. (“FFS”) and Foresters Investor Services, Inc. (“FIS”) and therefore, IOF controls each of these FFHC affiliated companies.  IOF is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 179.
Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund’s operations, subject to review by the Trustees.  The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.
The Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act).  The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.
Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI.  Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements.  Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.  The Advisory Agreement provides that FIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
FIMCO has an Investment Committee composed of the President of FIMCO, the General Counsel of FIMCO, the Chief Compliance Officer of FIMCO, and FIMCO’s portfolio managers of First Investors Funds.  The Investment Committee meets periodically to review the performance of each of the Funds, the investment strategies that are being used to manage the Funds and recent additions to and deletions from the portfolios of the Funds.
Wellington Management serves as the investment subadviser to the First Investors Global Fund and the First Investors Hedged U.S. Equity Opportunites Fund, each a series of First Investors Equity Funds, pursuant to subadvisory agreements (“Subadvisory Agreements”).  Under the Subadvisory Agreements, Wellington Management is responsible for managing the Funds’ investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Wellington Management a subadvisory fee with respect to the Fund, as set forth in Part I of the SAI for each Fund.  Each Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreements also provide that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Funds or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreements provide that Wellington Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
Vontobel serves as the investment subadviser to the First Investors International Fund, a series of First Investors Equity Funds, pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Vontobel is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Vontobel a subadvisory fee with respect to the Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Vontobel will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
Smith serves as the investment subadviser to the First Investors Select Growth Fund, a series of First Investors Equity Funds, pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Smith is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Smith a subadvisory fee, with respect to the Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Smith will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
Muzinich serves as the investment subadviser to the First Investors Fund For Income and Floating Rate Fund, each a series of First Investors Income Funds, a portion of the First Investors Balanced Income Fund, First Investors Investment Grade Fund and First Investors Limited Duration Bond Fund, each also a series of First Investors Income Funds, and a portion of the First Investors Total Return Fund, a series of the First Investors Equity Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Muzinich is responsible for managing each (or a portion of each) Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Muzinich a subadvisory fee with respect to each (or a portion of each) Fund as set forth in Part I of the SAI for each Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Muzinich will not be liable for any error or judgment or for any loss suffered by the Funds in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
Brandywine Global serves as the investment subadviser to the First Investors International Opportunities Bond Fund, a series of First Investors Income Funds, pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Brandywine Global is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Brandywine Global a subadvisory fee with respect to the Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Brandywine Global will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
ZCM serves as the investment subadvisor to the First Investors Covered Call Strategy Fund, a series of First Investors Equity Funds, pursuant to a subadvisory agreement (the “Subadvisory Agreement”).  Under the Subadvisory Agreement, ZCM is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying ZCM a subadvisory fee with respect to the Fund, as set forth in Part I of this SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or the vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that ZCM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
Lazard serves as the investment subadviser to the First Investors Long Short Fund, a series of First Investors Equity Funds, pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Lazard is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Lazard a subadvisory fee with respect to the Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent

Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Lazard will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
B.	Codes of Ethics.
In accordance with the requirements of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act, the First Investors Funds, FIMCO, and their principal underwriter, FFS, have adopted a Code of Ethics to protect the Funds and other advisory clients of FIMCO (“Other Advisory Clients”) from actual and potential conflicts of interest which may arise from the Personal Securities Transactions and other conduct of access persons (“Access Persons”).
Under the Code of Ethics, all Access Persons are expected to not only comply with the federal securities laws and the Code of Ethics, but also to follow fiduciary and ethical standards in all business and personal dealings which could affect the Funds or Other Advisory Clients.  The guiding principles for all Access Persons are to place the interests of the Funds and Other Advisory Clients first at all times, to avoid placing themselves in any position in which there is any actual or apparent conflict of interest with the interests of the Funds or Other Advisory Clients, and to refrain from taking any inappropriate advantage of their positions of trust and responsibility.
Subject to certain exemptions, all Access Persons, except the Independent Trustees of the Funds, are subject to a number of restrictions on their personal trading activities.  Among other things, Access Persons, except the Independent Trustees (a) must report to FIMCO upon hire, and annually thereafter, all holdings of covered securities, as defined in Rule 17j-1 under the 1940 Act, and investments in the First Investors Family of Funds; (b) must have all non-exempt trades in covered securities pre-cleared; (c) are generally prohibited from trading covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (d) are prohibited from retaining profits from short-term trading in covered securities; (e) must report to a compliance officer on a quarterly basis all holdings of covered securities and investments in the First Investors Family of Funds via duplicate account statements, confirmations or quarterly transaction reports; and (f) are prohibited from purchasing covered securities in limited offerings, including initial public offerings and private placements, unless a compliance officer determines that there are no actual or apparent conflicts between the interest of the Access Persons and the Funds.  Subject to the restrictions discussed above, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the above Funds.
Wellington Management, which serves as subadviser to the First Investors Global Fund and the First Investors Hedged U.S. Equity Opportunities Fund, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Among other things, Wellington Management’s Code of Ethics requires its Access Persons to file reports concerning their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Wellington Management serves as adviser or subadviser; it requires access persons to pre-clear “covered transactions” prior to execution; and, it imposes “black out restrictions” on buying or selling securities that are being bought or sold by Wellington Management clients.
Vontobel, which serves as a subadviser to the First Investors International Fund, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other Access Persons.  Personnel subject to Vontobel’s Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Vontobel serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to pre-clearance procedures, reporting requirements and holding period rules.  Vontobel’s Code of Ethics also restricts personal securities transactions in private placements, initial public offerings and securities in which the Fund, for which Vontobel serves as subadviser, has a pending order.
Smith, which serves as a subadviser to the First Investors Select Growth Fund, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other Access Persons.  Personnel subject to Smith’s Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Smith serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to reporting requirements and holding period rules.  Smith’s Code of Ethics also restricts personal securities transactions in certain situations.
Muzinich, which serves as a subadviser to the First Investors Balanced Income Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund and First Investors Total Return Fund, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other Access Persons.  Personnel subject to Muzinich’s Code of Ethics, among other things, must recognize and act in accordance with the concept that the interests of clients are paramount and take precedence over all others.  All employees sign onto Muzinich’s Code of Ethics in which they agree to submit brokerage statements for all of their securities and related holdings across all asset classes to the firm’s CCO.  All personal trades in new issues, limited offerings, and shares of companies that do not appear in certain well-recognized indices, require the prior approval of the firm’s CCO.  All personal holdings of 1940 Act registered funds managed or sub-advised by Muzinich must be reported quarterly.  The company does not approve personal trades in corporate credit securities or loans except in cases of hardship where an exemption is granted by the Firm’s CCO.  Firm personnel may not trade in securities of any type issued by companies placed on the Firm’s “Restricted List” as they are companies in which the firm may have received material non-public information.
Brandywine Global, which serves as subadviser to the First Investors International Opportunities Bond Fund, has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund.  All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interest of the clients.  All personal securities transaction by employees must adhere to the requirements of the Code of Ethics.
ZCM, which serves as subadviser to the First Investors Covered Call Strategy Fund, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Personnel subject to ZCM’s Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which ZCM serves as subadviser, subject to certain restrictions.  Unless an exception applies, these personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules.
Lazard, which serves as subadviser to the First Investors Long Short Fund, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Among other things, Lazard’s Code of Ethics restricts the personal securities transactions of employees and requires portfolio managers and other investment personnel to comply with the preclearance and disclosure procedures. The primary purpose of the Code of Ethics is to ensure that personal trading by employees does not disadvantage the Fund.
C.	Proxy Voting Policies and Procedures.
The First Investors Family of Funds, which includes the Funds, have adopted policies and procedures for determining how proxies relating to portfolio securities held by the Funds should be voted, including policies and procedures for identifying and addressing potential conflicts of interest that may be presented between the interests of the Funds, their shareholders, and their advisers, subadvisers, and other affiliated persons.  For Funds that are managed by FIMCO, the Board has approved the use of FIMCO’s proxy voting policies and procedures.  For each Fund that is managed by a subadviser, the Board has approved that subadviser’s proxy voting policies and procedures.  The proxy voting policies and procedures used by FIMCO are summarized below.  All proxies are required to be voted in accordance with the best interests of the Funds.  However, since the Funds are managed by different personnel and reasonable minds may differ on whether a particular proposal is in the best interest of a Fund, the Funds may not all vote in a similar manner on any particular issue.  Moreover, the Funds may not vote all proxies for a variety of reasons described below.
1.	FIMCO.
FIMCO has delegated the responsibilities of monitoring and voting proxies on behalf of the FIMCO-managed Funds to Broadridge Investor Communications Solutions, Inc. (“Broadridge”).  However, FIMCO will monitor what it regards as critical or important proxy votes and has reserved the right to vote on any issue in accordance with its own evaluation of the issue.  FIMCO monitors the proxy voting process at Broadridge via its ProxyEdge website (Broadridge’s online voting and research platform).  Records of which accounts are voted, how accounts are voted, and how many shares are voted, are kept electronically with Broadridge and can be accessed by FIMCO.  FIMCO has instructed Broadridge to vote proxies for the FIMCO-managed Funds in accordance with the voting recommendations of Glass Lewis & Co. (“Glass Lewis”).  To the extent a Fund, as part of its fund-of-funds design, may own certain shares of other First Investors Funds, as underlying funds (“Underlying Funds”), the Fund will vote shares that it holds in the Underlying Funds in the same proportion as the votes of the other shareholders of the Underlying Fund.  A copy of Glass Lewis’ Proxy Paper Guidelines is attached as Appendix B to Part II of this SAI.
If a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO’s Chief Compliance Officer who, in consultation with the Legal Department, would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Trustees of the Funds at its next formal meeting.
2.	Wellington Management.
Wellington Management’s Global Proxy Voting Policies and Procedures are attached as Appendix C to Part II of this SAI.
3.	Vontobel.
Vontobel’s Proxy Voting Policies are attached as Appendix D to Part II of this SAI.
4.	Smith Group.
Smith Group’s Proxy Voting Guidelines are attached as Appendix E to Part II of this SAI.
5.	Muzinich.
Muzinich’s Proxy Voting Policies are attached as Appendix F to Part II of this SAI.
6.	Brandywine Global.
Brandywine Global’s Proxy Voting Policies are attached as Appendix G to Part II of this SAI.
7.	ZCM.
ZCM’s Proxy Voting Policies and Procedures are attached as Appendix H to Part II of this SAI.
8.	Lazard.
Lazard’s Proxy Voting Policies and Procedures are attached as Appendix I to Part II of this SAI.
9.	Situations Where Proxies May Not be Voted.
FIMCO, Wellington Management, Vontobel, Smith, Muzinich, Brandywine Global, ZCM and Lazard may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to, among other reasons, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.
10.	Proxy Voting Record of the Funds.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1(800) 423-4026 and (2) on the SEC’s internet website at http://www.sec.gov.
RESPONSIBILITIES OF THE BOARD OF THE FUNDS
Leadership Structure and Oversight Responsibilities.  There is one common Board of the Funds within the First Investors Family of Funds.  The Board is responsible for oversight of the Funds.  The Trust has engaged FIMCO to manage each Fund on a day-to-day basis.  The Board is responsible for overseeing: FIMCO; the subadvisers, as applicable; and certain other principal service providers in the operations of the Funds.  The Board currently is composed of five Trustees, all of whom are Independent Trustees.  The Board currently conducts regular meetings six times a year, four of which are formal meetings and two of which are informal meetings.  In addition, the Board may hold special in-person or telephonic meetings and informal conference calls to discuss matters that arise or require action between regular Board meetings.  The Independent Trustees meet regularly outside the presence of Fund management, in executive session.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman.  The Chairman’s role is to participate in the preparation of the agenda for meetings of the Board, preside at all meetings of the Board, and act as a liaison with officers of the Funds, attorneys and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has established two standing committees, a Governance Committee and an Audit Committee, to assist the Board in performing its oversight responsibilities, and from time to time may establish, and has established previously, informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters.  For example, the Board has appointed a lead Trustee with respect to oversight of investment-related matters, including evaluation of Fund performance and fees for purposes of contract renewal meetings, and has also appointed a lead Trustee with respect to risk-related matters.  The Governance and Audit Committees are comprised of only Trustees who are Independent Trustees (Independent Trustees are also referred to as Disinterested Trustees).  Currently, all of the Independent Trustees serve on these committees.  The Governance and Audit Committees may designate one member to serve as the Chairperson of the Committee.  The Board believes that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among committees of Trustees, or to individual Trustees, and the full Board in a manner that enhances effective oversight.
The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  The actual day-to-day risk management with respect to the Funds resides with FIMCO, the subadvisers and other service providers to the Funds.  Under the general oversight of the Board, FIMCO, the subadvisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate their effects if they do occur.  Each of FIMCO, the subadvisers, and other service providers has its own, independent interest in risk management, and its policies and methods of risk management will depend on its functions and business models.  Although these risk management policies are designed to be effective, these policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective.  Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or FIMCO, the subadvisers or other service providers.  As part of its regular oversight of the Funds, the Board, directly or through a committee or its lead Trustee for risk-related matters, interacts with and reviews reports from, among others: FIMCO; the subadvisers, as applicable; the Fund’s Chief Compliance Officer; the independent registered public accounting firm for the Funds; and other service providers to the Funds, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions.  The Board has appointed a Chief Compliance Officer for the Funds, who oversees the implementation and testing of the Funds’ compliance program and provides reports to the Board regarding compliance matters for the Funds and their service providers.  The Chief Compliance Officer’s reports include a quarterly report outlining all identified compliance risks, all material compliance matters and how these compliance matters were resolved.  Moreover, the Chief Compliance Officer regularly discusses the relevant compliance and risk-related issues affecting the Funds during private meetings with the Independent Trustees held each quarter.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
The Governance Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Trustees on the Board, evaluating candidates’ qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Trustees, coordinating and facilitating the presentation of educational topics to the Trustees, coordinating and facilitating the Board’s annual self-assessment and reviewing Trustee compensation.  During the last fiscal year, the Governance Committee met once to discuss nominating, compensation and other matters.
When the Board has, or expects to have, a vacancy, the Governance Committee receives and reviews information on candidates qualified to be recommended to the full Board as nominees for election as Trustees, including any recommendations by shareholders. The Governance Committee will review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Funds’ offices c/o Foresters Investment Management Company, Inc., 40 Wall Street, New York, New York 10005.
The Audit Committee is responsible for, among other things, overseeing the Funds’ accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any audit and non-audit services provided to the Funds and certain non-audit services provided to FIMCO or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Funds’ internal controls, investigating improprieties or suspected improprieties in the Funds’ accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met four times during the last fiscal year.
The Board has concluded that, in light of each Fund’s business and structure and based on each Trustee’s experience, qualifications, attributes or skills as set forth below, on an individual basis, each Trustee should serve as a Trustee of the Funds.  Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, FIMCO, the subadvisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business or consulting positions; experience from service as a board member of the Funds and the other funds in the First Investors Funds fund complex (and/or in other capacities, including for any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences.  Additional information about the Trustees is included in Part I of this SAI.
Susan E. Artmann.  Ms. Artmann was appointed as a Trustee of all the Funds in the fund complex effective November 1, 2012.  She has over 25 years of executive and business experience in the consumer financial industry.  She retired in 2013 as Chief Financial Officer and Executive Vice President at HSBC Insurance North America (2012-2013) and, prior to that, was Executive Vice President and President (2008-2011) and Chief Financial Officer (2000-2008) of HSBC Taxpayer Financial Services.  Prior to joining HSBC in 1985, Ms. Artmann was an auditor for Coopers & Lybrand.
Mary J. Barneby.  Ms. Barneby was appointed as a Trustee of all the Funds in the fund complex effective November 1, 2012.  She has over 35 years of experience in the consumer financial services and wealth management industries.  Ms. Barneby is currently the Chief Executive Officer of Girl Scouts of Connecticut, a position she has held since October 2012.  Prior to that, Ms. Barneby was an Executive Director of UBS Financial Services, Inc.  Ms. Barneby is on the Board of Governors, University of New Haven.
Charles R. Barton, III.  Mr. Barton has served as a Trustee of all of the Funds in the fund complex since 2006.  He has served on the board of the Barton Mines Corporation, a privately held mining and industrial abrasives distribution business, for over 20 years and became its Chief Operating Officer in 2007.  In addition, Mr. Barton is President of Noe Pierson Corporation, a privately-held land holding and management service provider.  Prior to 2001, he held finance-related positions at AlliedSignal and Honeywell International, Inc.
Arthur M. Scutro, Jr.  Mr. Scutro has served as a Trustee of all of the Funds in the fund complex since 2006 and Chairman since January 2013.  In addition, he has over 36 years of accounting, executive and business experience in the public accounting and financial services industries.  Prior to his retirement, Mr. Scutro was a Senior Vice President at UBS PaineWebber.
Mark R. Ward.  Mr. Ward has served as a Trustee of all of the Funds in the fund complex since 2010.  He has over 32 years of experience in the accounting industry.  Prior to his retirement, he served as a senior partner at Ernst & Young, LLP and the leader of its Mid-Atlantic asset management practice.  Currently, Mr. Ward serves as a consultant with respect to accounting matters.
UNDERWRITER AND DEALERS
Each Fund has entered into an underwriting agreement (“Underwriting Agreement”) with Foresters Financial Services, Inc. (“Underwriter” or “FFS”), located at 40 Wall Street, New York, New York 10005 that requires the Underwriter to use its best efforts to sell shares of the Funds.  The shares of each Fund are offered on a continuous basis.  The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval.  The Underwriting Agreement will terminate automatically in the event of its assignment.
FFS may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with FFS during a particular period.  Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.
The following table lists the current sales charge with respect to Class A shares of the Balanced Income Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund, Strategic Income Fund and for each First Investors Tax Exempt Fund as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concesson to Dealers as a % of Offering Price**
Less than $100,000	4.00%	4.17%	3.75%
$100,000 but under $250,000	3.50	3.63	3.25
$250,000 but under $500,000	2.50	2.56	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	0	0	*

The following table lists the current sales charge with respect to Class A shares of the Floating Rate Fund, and Limited Duration Bond Fund as well as the amount of the sales charge that is reallowed to dealers selling the shares:

Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	.90
$1,000,000 or more	0	0	*
The following table lists the current sales charge with respect to Class A shares of the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.00
$100,000 but under $250,000	3.75	3.90	3.00
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	0	0	*

* There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter or Statement of Intent of $1 million or more and purchases by group retirement plans pursuant to sales charge waiver privileges.  The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90%  of the amount invested to dealers on such purchases.  If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds except in certain circumstances.  The CDSC will generally be applied in the same manner as the CDSC on Class B shares.
Furthermore, there is no sales charge on purchases of Advisor Class and Institutional Class shares, or on Class A shares purchased through a fee-based account under a program sponsored or maintained by a financial intermediary, though they are likely to charge you fees.
** In the case of retail sales by FFS, FFS retains the entire sales charge which includes the dealer concession and underwriting fee.
PAYMENTS TO FINANCIAL INTERMEDIARIES
FFS or the financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 fees discussed above.  In addition to those payments, FIMCO, FFS or one or more of their affiliates (collectively, “FIMCO”) may make additional cash payments to intermediaries in connection with the promotion and sale of shares of the Funds.  FIMCO and the Funds also may make payments for certain administrative services.  Payments made by FIMCO are from its own resources which, in the case of FFS, may include the retention of underwriting concessions and payments that FFS receives under the Rule 12b-1 Plans.  These additional cash payments are described below.  The categories described below are not mutually exclusive.  The same financial intermediary may receive payments under more than one or all categories.
Revenue Sharing Payments.  FIMCO may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of funds, including the Funds.  The benefits that FIMCO receives when it makes these payments include, among other things, placing Funds on the financial intermediary’s funds sales system, placing Funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management.  FIMCO may compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary.
Revenue sharing payments may be calculated on sales of shares of Funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (“Asset-Based Payments”).  Sales-Based Payments primarily create incentives to make new sales of shares of funds and Asset-Based Payments primarily create incentives to retain previously sold shares of funds in investor accounts.  FIMCO may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. FIMCO and the Funds may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting shareholder accounts.  FIMCO and the Funds also may make payments to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing.
Other Cash Payments. From time to time, FIMCO, at its own expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Funds.  This additional compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as Financial Industry Regulatory Authority, Inc.  Such compensation may include financial assistance to financial intermediaries that enables FIMCO to: (1) participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees; (2) participate in client entertainment, client and investor events, and other financial intermediary-sponsored events, and (3) pay travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips.
FIMCO is motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries.  To the extent financial intermediaries sell more shares of Funds or retain shares of Funds in their clients’ accounts, FIMCO benefits from the incremental management and other fees paid to FIMCO by the Funds with respect to those assets.
In certain cases these payments could be significant to the financial intermediary.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus and this SAI.  You may ask your financial intermediary about any payments it receives from FIMCO or the Funds, as well as about fees and/or commissions it charges.

POTENTIAL CONFLICTS OF INTERESTS IN DISTRIBUTION ARRANGEMENTS
The principal underwriter for the Funds, FFS, and FIMCO, the Funds’ Adviser, are subsidiaries of the same holding company.  Their income and profits are shared at the holding company level.
FFS offers both First Investors Funds and outside (i.e., non-proprietary) funds.  FFS focuses the training that it provides to its representatives and sales managers on the First Investors Family of mutual funds and insurance products.  The training of representatives and sales managers centers primarily on developing suitable investment portfolios for customers based on the proprietary products that FFS offers.  FFS believes that its own Family of Funds and insurance products is sufficiently diverse to meet the needs of most of its clients.  FFS also knows more about its own products and has better supervisory control over them.  Although FFS allows its representatives to sell a variety of non-proprietary funds, it does so solely as an accommodation to clients who wish to invest in funds other than First Investors Funds.  In most of FFS’s offices, non-proprietary funds represent a small percentage of fund business.  Indeed, many FFS representatives do very little business in non-proprietary funds.
The compensation that a FFS representative or sales manager earns on the sale of a particular product depends, upon a variety of factors, including the type of product, the sales charge rate, whether a breakpoint or discount is available, the class of shares being sold, and the concession that is received by the dealer.
The principal underwriter of the First Investors Funds does not permit its sales representatives to recommend Class B shares to their clients.  Class B shares may only be sold by FFS representatives on an unsolicited basis. This policy applies to sales by FFS representatives of Class B shares of all fund companies that offer such shares, including First Investors Funds.  The principal underwriter’s policy is designed to address regulatory concerns that certain investors who purchase Class B shares may not be aware that they are, directly or indirectly through a Rule 12b-1 distribution fee, paying a sales charge and that sales representatives may have potential conflicts of interest if they have a choice of whether to recommend Class A or Class B shares.
It should be noted that the principal underwriter of the First Investors Funds has a financial incentive to sell Class A shares rather than Class B shares.  The principal underwriter pays a sales commission to its representatives at the point of sale whether they sell Class A or Class B shares.  However, when its representatives sell Class A shares, their sales commission is generally derived from the sales charge paid by the customer.  By contrast, when they sell Class B shares, the principal underwriter must pay their sales commission out of its own resources.  The principal underwriter hopes to recover the amount paid to the representatives out of ongoing Class B share Rule 12b-1 fees or contingent deferred sales charges on Class B redemptions.  Thus, when its representatives sell Class B shares, the principal underwriter bears additional costs and the risk that it may not be able to recover the up-front sales commissions it pays (e.g., if Rule 12b-1 fees decline because a fund’s assets decline or if redemptions occur under a conditional deferred sales charge waiver privilege).  Finally, it should be noted that the principal underwriter’s representatives generally receive a higher commission for selling Class A shares rather than Class B shares when customers are investing amounts that are less than the first breakpoint on Class A shares.
DISTRIBUTION PLANS
Each Fund has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the 1940 Act.  Each Fund, except for the Government Cash Management Fund, has adopted Distribution Plans for their Class A and Class B shares (“Class A Plan” and “Class B Plan” or “Plans”).  The Strategic Income Fund, Balanced Income Fund, Real Estate Fund, International Opportunities Bond Fund, Floating Rate Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund and California Tax Exempt Fund have adopted only one plan, which is for their Class A shares and the Government Cash Management Fund has adopted only one plan, which is for its Class B shares.  Under the Class A Plan, each applicable Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund’s shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.30% of each Fund’s average daily net assets (except for the Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund and Long Short Fund, whose Class A shares may charge an annualized rate of up to 0.25%) attributable to its Class A shares.  Under the Class B Plan, each applicable Fund compensates the Underwriter at an annualized rate of 1.00% of each Fund’s average daily net assets attributable to its Class B shares.  Distribution fees under the Plans may be used to make payments to registered representatives and dealers for sales of Class A and Class B shares, the costs of printing and dissemination of sales material or literature, prospectuses used as sales material and reports or proxy material prepared for the Funds’ shareholders to the extent that such material is used in connection with the sales of Class A and Class B shares, and general overhead of FFS, the Funds’ underwriter.  Service fees are fees paid for services related to the maintenance and servicing of existing shareholder accounts, including shareholder liaison services, whether provided by individual representatives, dealers, FFS or others.
Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund’s Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Trustees of the applicable Fund.  Each Fund’s Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made.
Each Plan can be terminated at any time by a vote of a majority of the applicable Fund’s Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class.  Such changes also require approval by a majority of the applicable Fund’s Independent Trustees.
In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders.  The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.
In reporting amounts expended under the Plans to the Trustees, in the event that the expenses are not related solely to one class, the expenses are allocated as follows: the expenses that are allocated to service are allocated based solely on average net assets and the expenses that are allocated to distribution are allocated pursuant to a methodology that takes into account the costs with respect to each class.

ADDITIONAL INFORMATION CONCERNING PURCHASES,
 REDEMPTIONS, PRICING, AND SHAREHOLDER SERVICES
The following is supplemental information concerning purchases, redemptions, pricing and shareholder services for Funds covered by this SAI.  This information generally does not repeat information already discussed in the applicable Fund prospectus.  Information related to retirement accounts and/or other tax-deferred accounts generally does not apply to First Investors Tax Exempt Funds.  Information related to Class B shares generally does not apply to the Strategic Income Fund, Balanced Income Fund, Real Estate Fund, International Opportunities Bond Fund, Floating Rate Fund, Limited Duration Bond Fund, Covered Call Strategy Fund, Hedged U.S. Equity Opportunities Fund, Long Short Fund and California Tax Exempt Fund because those Funds do not offer Class B shares.  We reserve the right to change our policies for opening accounts, processing transactions, and providing other shareholder services without prior notice.  The distributor and transfer agent reserve the right to reject an account application, investment check, or other purchase request for any reason and are not obligated to provide notice to you beforehand.  This section provides additional information regarding our policies when you open an account with and invest in the Funds directly through FFS.  If you are invested in the Funds through a broker-dealer or financial intermediary, please consult with your broker dealer or financial intermediary for information regarding how to purchase, redeem and exchange shares of the Funds, investment minimums, available privileges and applicable fees.  Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in the applicable Fund prospectus.  Nothing contained in this SAI or any Fund’s prospectus is intended to provide investment advice and should not be construed as investment advice.
Additional Information on How To Open An Account.
General Customer Identification Requirements
The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account, unless such customer is otherwise exempt from verification.  To comply with these requirements, generally we must obtain certain information about a new customer before we can open a new account for the customer, including the customer’s name, residential street address, date of birth (in the case of a natural person), social security or other taxpayer identification number (“TIN”), and citizenship status.  It is our general policy not to open accounts for non-resident aliens.  Additional information may be required to open an account for an entity and in certain other circumstances.
The starting point in the process is the completion of an account application.  If you are opening an account through FFS, you must first complete and sign a Master Account Agreement (“MAA”) unless your account is part of a qualified group retirement plan.  Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. If you are opening a Fund account through a broker-dealer other than FFS, you will generally be required to complete an application for non-affiliated broker-dealers unless your account is established through Fund/SERV or Networking.  If your account is being established through Fund/SERV or Networking, you may need to complete an application for non-affiliated broker-dealers and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you. Broker-dealers that process transactions through Fund/SERV or Networking are responsible for obtaining your permission to process transactions and for ensuring that the transactions are processed properly.
Broker-dealers may charge their customers a processing or service fee in connection with the purchase and/or redemption of Fund shares.  They may also charge you a commission.  Such fees are in addition to the fees and charges imposed by the Funds.  The amount and applicability of such fees are determined and disclosed to customers by each individual broker-dealer.  Processing or service fees or commissions typically are fixed dollar amounts and are in addition to the sales and other charges described in the Fund’s prospectus and this Statement of Additional Information.  Your broker-dealer will be able to provide you with specific information about any fees you will be charged.
As described more fully below, to satisfy the requirements of the law, we may also ask for a document that identifies the customer, such as a U.S. driver’s license, passport, or state or federal government photo identification card.  In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, state issued charter, excerpts from a partnership agreement or trust document, as well as information such as the name, address, date of birth, citizenship status, and social security number of the person or persons who have authority over the account.

Once we have received your application and such other information as is required, we will attempt to verify your identity or in the case of an entity, the identity of the authorized person(s) using documentary evidence and/or information obtained from a consumer reporting agency, public data base or other source.  If we are unable to verify your identity to our satisfaction, within sixty (60) days of opening your account, we will restrict most types of investments in your account.  We reserve the right to liquidate your account at the current net asset value within ninety (90) days of its opening if we have not been able to verify your identity.  For accounts established in the name of a Trust, we require the name, residential street address, date of birth, social security number, citizenship status and any supporting identification documents of each authorized trustee.  We will attempt to verify each trustee before investing assets in the name of a Trust.  In the event we are unable to verify the identity of each trustee to our satisfaction, your investment amount will be returned.  In the instance of a 403(b) or 457(b) account, verification must be completed to our satisfaction before your account will be established or investment honored.  Our transfer agent, Foresters Investor Services, Inc. (“FIS”) is responsible for verifying each new customer’s identity on our behalf.  If FIS has previously attempted to verify your identity for any purpose, we reserve the right to rely on the results of the previous verification determination.  In these instances, we may decline to establish an account for you, restrict transactions in your account before 60 days have elapsed from the date your account was opened and may also redeem your account before 90 days have elapsed from the date your account was opened.
The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts, certain other accounts as permitted by law or shareholders of the Funds who held accounts as of October 1, 2003, provided that we have the account holders’ correct names, addresses, social security numbers and birth dates.  If existing shareholders have not provided us with all necessary information, we may require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.
Specific Account Requirements
Listed below are the account opening requirements for our most common types of accounts.  After you select the class of shares you want to invest in, the type of account you want to open and the Fund(s) you want to purchase, you need to deliver your completed customer application to the Fund’s transfer agent or your Representative, along with supporting documentation and your check.  Upon receipt of your properly completed paperwork, a “Customer Account” will be opened for you.  The term “Customer Account” refers to all Fund accounts owned by the same customer.  An individual and a joint account represent two different customers.  Therefore, a customer who owns both individually and jointly registered accounts, will be assigned two “Customer Accounts.”
It is the policy of the Funds to accept certain instructions from any one owner or legal representative of an account that has multiple owners (such as a joint account) or multiple legal representatives (such as a trust with multiple trustees).  The Funds bear no responsibility for accepting such instructions.
A.  Non-Retirement Accounts.
We offer a variety of “non-retirement” accounts, which is the term used to describe all accounts other than retirement accounts.
Individual Accounts.  Individual accounts may be opened by any adult individual who resides in the U.S.  You must certify that you are a legal resident of the U.S. on the MAA or an application for non-affiliated broker-dealers and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), mailing address (if different from the residential address), TIN, date of birth, citizenship status, and other such information as may be required by law.  If you are not a U.S. citizen, you must also disclose your country of origin and generally provide a photocopy of an unexpired green card.
Joint Accounts.  Joint accounts may be opened by two or more adult individuals who reside in the U.S.  Each joint tenant must provide the same information that is required for opening an individual account and each joint tenant’s personal information must be verified as required by the USA PATRIOT Act.  Joint ownership may take several forms, e.g., joint tenants with rights of survivorship, tenants in common, etc.
It is your obligation to specify the type of joint account that you want to establish and to verify that it is valid in your state.  The laws governing joint or community property vary by state of residence.  You may want to consult a lawyer about your registration choice.  For joint tenants with rights of survivorship and tenants by the entirety, on the death of an account owner the entire interest in the account generally goes to the surviving account owner(s).  For tenants in common, a deceased account owner’s interest generally goes to the account owner’s estate.  Tenants in common are responsible for maintaining records of the percentages of their ownership in the account.  Irrespective of the type of joint account that you select, each joint tenant is responsible for notifying us immediately of the death of any other joint tenant.  You agree that we are not liable for any transactions, payments, or distributions that we process prior to our receipt of such notice (as long as any one joint tenant has authorized the transaction).  When we are notified of the death of a tenant in common, we may require that any subsequent transaction in the account be approved by his or her legal representative as well as the surviving tenant in common.
Transfer on Death (“TOD”) Accounts.  TOD accounts are available on all Fund accounts in all states (unless held in an omnibus account).  TOD accounts allow individual and joint tenants with rights of survivorship to name one or more beneficiaries.  The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners.  To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors Funds TOD Registration Request Form or Non-Retirement Account TOD Beneficiary Designation.  See “Transfer on Death Guidelines” further in this SAI.
Coverdell Education Savings Accounts (“ESAs”).  ESAs may be opened for a beneficiary by his (her) parent or legal guardian (“Responsible Individual”) who resides in the U.S.  These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child).  To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete an Application.  If someone other than the Responsible Individual is making the initial contribution, he or she must sign the ESA Application as the Depositor.  The Responsible Individual is considered the customer and must furnish the same information, as he or she would provide for an individual account.  Certain information must also be provided for the Depositor as well as the Designated Beneficiary.
There is an annual custodial fee of $15 for each ESA, irrespective of the number of Funds that are held in the account.  The account holder is responsible for paying this fee and the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12 month period in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the custodial agreement and also discussed below under the heading “B. Retirement Accounts”. The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.
Gifts and Transfers to Minors Accounts.  These accounts may be opened for minors established under the applicable state’s Uniform Gifts/Transfers to Minors Act.  They are registered under the minor’s social security number.  We require the name, residential address, mailing address (if different from the residential address), date of birth, citizenship and TIN of both the minor and the custodian on the MAA or an application for non-affiliated broker-dealers.  For accounts opened under a Uniform Gifts to Minors Act (UGMA) or a Uniform Transfer to Minors Act (UTMA), you agree that all assets belong to the minor and that you will only use them for the minor’s benefit – even after the assets have been removed from the account.  We have no obligation to monitor your instructions concerning the account or how you use the assets held in the account.  In addition, you consent to re-registering the account in the name of the minor once the minor reaches the age at which custodianship ends, and consent to allow the minor to redeem any and all assets from the account once the minor reaches the age at which custodianship ends.
Conservatorship/Guardianship Accounts.  These accounts may only be opened by legal representatives.  To establish a conservatorship or guardianship account, you must complete an MAA or an application for non-affiliated broker-dealers and provide the name, residential address, mailing address (if different from the residential address), date of birth, citizenship status, and TIN of both the minor (ward) and the conservator (guardian).  In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian.  A First Investors Funds Agent’s Certification Form may also be required, and the identity of the conservator/guardian will be verified.
Estate Accounts.  Estate accounts may be opened by completing an MAA or an application for non-affiliated broker-dealers and providing the name, residential address, mailing address (if different from the residential address), citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate.  You must also provide an original or certified copy of the death certificate and a certified copy of Letters Testamentary/Administration.  A First Investors Funds Agent’s Certification Form may also be required, and the identity of the estate representative will be verified.

Corporate Accounts.  Corporate Accounts may be opened for corporations that are organized in the U.S.  The entity’s name, U.S. business address, mailing address (if different from the residential address), and TIN must be provided on the MAA or an application for non-affiliated broker-dealers.  We will generally require documentary proof of the existence and identity of the entity, such as a certified copy of the company’s articles of incorporation signed by the secretary of the corporation, a certificate of incorporation or good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank’s letterhead in addition to the name, residential address, mailing address (if different from the residential address), citizenship status, date of birth and social security number of the authorized person(s) for the entity.  The accounts of publicly traded corporations are exempt from some of these requirements.  We recommend that you furnish documentary proof of the entity’s existence when you apply to open the account.  A First Investors Funds Certificate of Authority (“COA”) may also be required to identify the individuals who have authority to effect transactions in the account.
Partnership Accounts.  Partnership Accounts may be opened for partnerships that are organized in the U.S.  You must provide the name of the partnership, U.S. business address, and TIN on a completed MAA or an application for non-affiliated broker-dealers along with the pages of the partnership agreement which show the names of all general partners and authorized persons who have authority to act for and on behalf of the partnership.  The names, residential addresses, mailing address (if different from the residential address), citizenship statuses, dates of birth and social security numbers of all general partners and authorized persons are also required.  The accounts of publicly traded partnerships are exempt from some of these requirements.  A completed COA to identify the persons who have authority to effect transactions in the account may also be required.
Trust Accounts.  Trust Accounts may be opened for trusts that are formed in the U.S.  You must provide the name of the trust, its address, and TIN as well as the name, residential street address, mailing address (if different from the residential address), date of birth, social security number and citizenship status for each trustee on a completed MAA or an application for non-affiliated broker-dealers, along with a copy of the pages of the trust document which show the name and date of the trust and the appointment of all trustees and their signatures.  A COA to identify the persons who have authority over the account may also be required.
B.  Retirement Accounts.
To open a retirement account, you must not only complete an application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts but also complete a product application.  We may require that a customer’s identity be verified to our satisfaction before we open certain types of retirement accounts.  Certain retirement products also require the employer to complete a form.  Under certain circumstances, the transfer agent may accept faxes, and other automated transaction data from retirement plans.
We offer the following types of retirement plans and accounts for individuals and employers:
•	Individual Retirement Accounts (“IRAs”) including Roth and Traditional IRAs.
•	IRA for Minors with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.
•	SIMPLE IRAs (Savings Incentive Match Plans for Employees of Small Employers) for employers.
•	SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment.
•	SARSEP-IRAs (Salary Reduction Simplified Employee Plans) can only be established through trustee-to-trustee transfers.
•	403(b)(7)s for governmental entities, and eligible tax-exempt organizations.
•	457(b) for governmental plans.
•	Money Purchase Pension & Profit Sharing (MPP/PSP) plans for sole proprietors and partnerships.
There is an annual custodial/trustee fee of $15 for each Traditional and Roth IRA, Traditional and Roth IRA for minors, SIMPLE IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, and 457(b) custodial account and an annual custodial fee of $30 for each 403(b) custodial account that you maintain, irrespective of the number of Funds that are held in an account.  The account holder is responsible for paying this fee and the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12 month period in accordance with the provisions of the respective custodial agreement.  The custodian/trustee reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account/trust holders.
The fee will be deducted subject to the following conditions:

To the extent that an account holder maintains assets in the Government Cash Management Fund, the fee will first be deducted from those assets.  If the assets in the Government Cash Management Fund are less than the fee, the balance of the fee will be deducted equally from the remaining Funds. For 403(b)s, the fee will be deducted first from the Government Cash Management Fund within the employer contribution portion of the account, if any.  If the assets in the Government Cash Management Fund within the employer contribution portion of the account are less than the fee, the balance of the fee will be deducted equally from the remaining Funds within the employer contribution portion of the account.  To the extent there are insufficient assets in the employer contribution portion of the account to cover the fee, the fee will be deducted from Funds held in the employee contribution portion of the account in the same order as above.  To the extent there are insufficient assets in the employer contribution account and employee contribution portion of the account, the fee will be deducted from Funds held in the rollover account in the same order as above.
Notwithstanding the foregoing, the fee may be waived or reduced for any reason which, in the opinion of the custodian/trustee, is acceptable or desirable, including the following:
•
If the value of all accounts in the account holder’s customer account is equal to or exceeds $100,000 as of the last business day of the first quarter, the fee is waived for the following 12-month period.

•
If the value of all accounts in the account holder’s customer account is equal to or exceeds $50,000 and is less than $100,000 as of the last business day of the first quarter, the fee is reduced by 50% for the following 12-month period.

•
If a participant establishes a 403(b) custodial account, the fee is waived for the custodial account for the first 12-month period beginning with the date assets (contributions, contract exchanges, transfers, rollovers, etc.) are first accepted by the First Investors Funds for investment into that custodial account. Similarly, if a participant establishes a 457(b) custodial account, the fee is waived for the custodial account for the first 12-month period beginning with the date assets are first accepted by the First Investors Funds for investment into that custodial account. After the 12-month period has expired, if the participant does not otherwise qualify for a fee waiver, the fee will be deducted from the 403(b) custodial account, or, if applicable, the 457(b) custodial account on the last business day of the first quarter for the following 12-month period.  For example, if a participant establishes a 403(b) custodial account on May 15, 2013, the participant will not be subject to the fee until the last business day of the first quarter of 2015.

•	If the custodial account is maintained by an Associate, as defined in the Funds’ prospectus, the fee is waived.
For purposes of determining the value of accounts held by the account holder, customer account means all First Investors Funds within the same 10-digit customer number assigned to the account holder that includes the applicable custodial/trustee account(s). Under no circumstances will all or a portion of the fee be returned to the account holder if the account holder subsequently meets the requirements for a reduced or waived fee or if the account holder subsequently terminates the custodial account.
Special Information for participants in 403(b)(7) Accounts or 457(b) Accounts
By establishing and maintaining a 403(b)(7) account or 457(b) custodial account through Foresters Financial Services Inc. (“FFS”), you authorize us to share certain information regarding your 403(b)(7) account or 457(b) account with your current or former 403(b)(7) or 457(b) employer, as well as its Third Party Administrator (“TPA”) and any vendor or agent authorized by the employer.  If permitted by a plan or an agreement with a TPA, you also authorize us to pay plan expenses from your account.
As of January 1, 2009, new First Investors Fund 403(b) accounts are only available through FFS as dealer of record.  If an existing participant has a 403(b) account that is not currently serviced by FFS, the participant may maintain the current broker-dealer on the account.  Dealer changes to FFS and changes from a dealer other than FFS to a dealer that has an executed selling agreement with the Funds will be accepted.  If a request is received to remove FFS as the dealer or to change the dealer to a dealer that does not have a selling agreement with the Funds, the account will be deemed to be a direct Fund shareholder and additional investments will not be accepted.  FFS no longer pays 12b-1 service fees to other broker-dealers on First Investors Fund 403(b) custodial accounts.  First Investors Fund 457(b) accounts are offered exclusively through FFS as dealer of record.  Dealer changes on First Investors Fund 457(b) accounts will not be accepted.

Additional Information on How to Place and Pay For an Order.
Placing Your Purchase Order
Investors may purchase shares of a Fund directly from us or through financial intermediaries.  These orders may be placed through a Representative, or by sending us a check directly with a payment stub or written instructions.  When purchasing shares directly through a Fund, remember to include your Fund account number on your check made payable to FFS or the Fund.  Additional purchases into existing Fund accounts may be subject to limits that may be imposed by the type of account, share class that you own and be made in any dollar amount.  There is a $1,000 minimum on purchases made through your representative over the phone.  There is also generally a minimum amount of $100 for purchases your broker-dealer may place through Fund/SERV.
For Overnight Mail, send checks to:	For Regular Mail, send checks to:

Foresters Financial Services, Inc. Attn: Dept. CP Raritan Plaza I, 8th Floor Edison, NJ 08837-3620	Foresters Financial Services, Inc. Attn: Dept. CP P.O. Box 7837 Edison, NJ 08818-7837

Purchases are processed when they are received in “good order” by our Edison, NJ office.  To be in good order, the class of shares you are requesting to purchase must be available to you, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed (in the instance of 403(b), 457(b) and trust accounts, verifications must be completed to our satisfaction), and payment must be received.  If your order is received by the time as of which NAV is calculated, it will receive that day’s public offering price.  This procedure applies whether your written order is given to your registered representative and transmitted to our Edison, NJ office or mailed directly by you to our Edison, NJ office.
Certain types of purchases can only be placed by written application and certain retirement contributions may only be made through an employer.  For example, purchases in connection with the opening of retirement accounts may only be made by written application.  Furthermore, rollovers of retirement accounts will be processed only when we have received your written application, rollover proceeds and any additional documentation we may require.  Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of Fund shares will not occur until we receive the proceeds.
Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV.  If you place your order with your representative, your transaction will be processed at that day’s public offering price provided that your order is received in our Edison, NJ office by the time as of which NAV is calculated, or by our Fund/SERV deadline for orders submitted via the Fund/SERV system.  Orders received after these deadlines will be processed at the next Business Day’s offering price.
If you are buying shares of a Fund through a broker-dealer other than FFS, other requirements may apply.  Consult your broker-dealer about its requirements.
Orders placed through a Foresters Financial registered representative must generally be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Edison, NJ office.
If there is a registered representative or other broker-dealer representative of record on your account, he or she will be able to obtain your account information, conduct certain transactions and updates for your account, and receive copies of notifications and statements and other information about your account directly from the Fund.
It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately.  A broker-dealer may charge a fee to place your order.  A Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion.  Any such disputes must be settled between you and your broker-dealer.
Each Fund reserves the right to refuse any purchase order, without prior notice.  We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Paying For Your Order
Payment must be provided with the appropriate application to open a new account.  Payment for other types of transactions is due within two (2) Business Days of placing an order or the trade may be cancelled.  (In such event, you will be liable for any loss resulting from the cancellation.)  To avoid cancellation of your order, you may open a money market fund account and use it to pay for subsequent purchases.  Generally, an investment into a Fund account will be made from a bank account controlled by the same person.  When this is not the case, we reserve the right to require additional information about the relationship of the payer to the account owner, the purpose of the account, source of funds, and such other information to conclude that the account is being used for a lawful purpose before the investment will be made.  In addition, we may require identifying information about the payer on the check.
Purchases made pursuant to our Automatic Investment Programs are processed as follows:
•	Money Line investments are processed on the date you select on your application (or the Business Day following a weekend or other day that either we or the banking system is closed); and
•	Automatic Payroll Investments are processed on the date that we receive funds from your employer.
We accept the following forms of payment in U.S. funds:
•	Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FFS or the Fund;
•	Money Line and Automatic Payroll Investment electronic funds transfers;
•	Federal Funds wire transfers;
•	ACH transfers; and
•	Proceeds from a redemption of your money market fund account (for orders placed by your representative or broker-dealer).
We do not accept:
•	Third Party Checks;
•	Traveler’s Checks;
•	Checks drawn on foreign banks;
•	Cash;
•	Post Dated Personal Checks;
•
Starter Checks (checks without a pre-printed customer name) or Second Party Checks except from financial institutions and customers who have active Fund accounts which have been in existence for at least three (3) months; or

•
Money Orders (bank money orders are an acceptable form of payment when they are received from another financial institution for rollovers that FIS either initiates or has received notice about and has investment instructions).

By Check
You can send us a check for purchases under $1,000,000.  If you are opening a new Fund account, your check must meet the Fund minimum.  When making purchases to an existing account, include your Fund account number on your check.  Generally, investments of $1,000,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.  We also reserve the right to waive this requirement for checks received directly from another financial institution made payable to Foresters Financial Services, Inc. or the Funds.
By Money Line
With our Money Line program, you can invest in a Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account.  You can invest up to $25,000 a month per fund account through Money Line.
You select the investment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually or annually).

The Money Line investment date you select is the date on which shares will be purchased.  If the investment date falls on a weekend or other day that either we or the banking system is closed, shares will be purchased on the next Business Day.  The proceeds must be available in your bank account two (2) Business Days prior to the investment date.
How To Apply for Money Line:
1.             Complete the Electronic Funds Transfer (“EFT”) section of an application.  In the case of individual accounts, the signature of the bank account owner(s) is (are) not required as long as the customer who signs the application owns (individually or jointly) the bank account.  For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization.  In cases where that bank account owner is a third party, all bank account and mutual fund owners’ signatures will be required and all signatures must be guaranteed.  To establish Money Line for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  Generally, Money Line will only be established for an entity when both the mutual fund and the bank accounts have identical owners except for a sole proprietorship or revocable trust account where the grantor and the trustee are the same person.  (Please allow at least ten (10) Business Days for initial processing.)
2.              Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.
3.              Submit the paperwork to your registered representative or to the Fund’s transfer agent as described under “How to Contact the Fund Directly Through its Transfer Agent”.
How To Change Money Line:
 To change investment amounts, reallocate or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.
 You may write or telephone us to:
•	Discontinue your Money Line service;
•	Decrease the payment to the minimum amount of $50 per month; and
•	Change the date or frequency of the Money Line payment without increasing the total dollar amount.
 Provided that you have telephone privileges, you may telephone us to:
•	Reallocate Money Line to a new or existing account with the same registration; and
•
Increase your total Money Line payment by a maximum of $36,000 per customer per 12 month period using any frequency provided the bank account and Fund account owner(s) are identical or by a maximum of $5,000 per customer per 12 month period if the bank account is owned or controlled by any one of the Fund account owners.  Money Line may not be increased by telephone if the bank account is not owned or controlled by one of the Fund account owners.  A signature guaranteed request signed by the Fund account owners and bank account owner(s) is required.

 For all other changes, you must submit a signature guaranteed written request to Foresters Investor Services, Inc. (“FIS”).  To change from one bank to another or change your bank account number you must also complete and return a new Money Line application.  Allow at least ten (10) Business Days for the change to become effective.
 Money Line service will be cancelled upon notification that all fund account owners are deceased or if your account is coded “Do Not Mail”, as explained in this Statement of Additional Information under the heading “Missing or Incorrect TINs and Returned Mail”.  We reserve the right to liquidate your account upon sixty (60) days notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.
By Automatic Payroll Investment
 With our Automatic Payroll Investment (“API”) service you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year.  To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account.  Contact your company payroll department to authorize the payroll deductions.  If not available, you may consider our Money Line program.

 Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.
How To Apply for API:
1.	Complete an API Application.
2.	Complete an API Authorization Form.
3.	Complete the government’s Direct Deposit Sign-up Form if you are receiving a government payment.
4.	Submit the paperwork to your registered representative or to the Fund’s transfer agent as described under “How to Contact the Fund Directly Through its Transfer Agent”.
 If you have telephone privileges on your account, you can call the Fund directly to change the investment allocations in your API.
By Federal Funds Wire Transfer
 You may purchase shares via a Federal Funds wire transfer from your bank account into your existing Fund account.  Generally, investments of $1,000,000 or more must be purchased by a Federal Funds wire unless we agree in advance to waive this requirement.  We also reserve the right to waive this requirement for checks received directly from another financial institution made payable to Foresters Financial Services, Inc. or the Funds.  Each incoming Federal Funds wire transfer initiated outside the U.S. will be subject to a $20 fee.
To wire funds to an existing Fund account, you must call 1 (800) 423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited.  To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:
•	12:00 p.m. Eastern Time for our money market fund; and
•	The time as of which NAV is calculated for all the other Funds.
If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information.
By Systematic Investments From Your Money Market Fund
You can invest systematically from your money market fund into shares of another Fund account by completing a Government Cash Management Fund Payment Form.  Your money market fund shares will generally be redeemed on the same day as the purchase of the other Fund account.  When you are investing into a new Fund account, you must invest at least $600 a year.  The Systematic Investments may be made on a monthly, quarterly, semi-annual, or annual basis.  Systematic Investments are suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.
By Systematic Withdrawal Plan Payment Investments
You can invest Systematic Withdrawal Plan payments from one Fund account into shares of another Fund account in the same class of shares for the same Customer Account.  In such case, payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Government Cash Management Fund).
•	You must invest at least $600 a year when investing into a new Fund account; and
•	You can invest on a monthly, quarterly, semi-annual, or annual basis.
Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.
By Investments Through Certain Retirement Plans
With our Electronic Payroll Investing Center (“EPIC”), certain retirement plans can automatically purchase shares.  To participate, the employer or Third Party Administer (“TPA”) must subscribe to the EPIC service permitting the electronic transfer of money from the employer’s or TPA’s bank to fund the contribution.  By subscribing to EPIC, your employer or its TPA authorizes certain individuals to access and/or use EPIC on its behalf.  Shares purchased through EPIC are purchased on the day the electronic transfer is received by the Fund.  In addition, certain retirement plans, employers and third party administrators receive information regarding your accounts through EPIC.  Contact your company payroll department to authorize the payroll deductions.
Additional Information on How To Sell Shares.
You can sell your Fund shares on any Business Day.  In the mutual fund industry, a sale is referred to as a “redemption.”  The various ways you can redeem your shares are discussed below.  If your shares are held in an omnibus account with a broker-dealer or through a retirement plan platform, these procedures are not applicable.  You can only redeem such shares through your broker-dealer or retirement plan platform provider.  Please consult with your broker-dealer or retirement plan platform provider for their requirements.  Your redemption order will be processed at that day’s price (less any applicable CDSC) provided that it is received in good order in our Edison, NJ office by the time as of which NAV is calculated, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.  It is your broker-dealer’s or retirement plan platform provider’s responsibility to promptly transmit orders to us.  Special rules also apply to redemptions from qualified group retirement accounts; we generally can only accept redemption instructions from the plan trustee or administrator.  Please consult your plan trustee or administrator for its procedures.
Normally, redemption proceeds paid via check will be sent via mail within two business days following the transaction, while redemption proceeds paid via ACH or electronic funds transfer will generally settle to your bank account on the second business day following a redemption transaction.  However, payment of redemption proceeds may take up to 7 days.  If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to12 days from the date of purchase).  If your check is returned to us unpaid and it is redeposited, it may take another twelve (12) days to verify that it has cleared. Shareholders may not redeem shares by electronic funds transfer unless the shares have been owned for at least twelve (12) days.  The Funds may not suspend or reject a redemption request that is received in good order or delay payment for a redemption request that is received in good order or delay payment for a redemption for more than 7 days (except as described above), except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.  We reserve the right to reject any redemption order to make a check payable to a third party.
Redemptions of shares are not subject to the above verification periods if the shares were purchased via:
•	Automatic Payroll Investment;
•	FFS registered representative payroll checks;
•	Checks issued by Foresters Life Insurance and Annuity Company, FFS or FIS;
•	Checks issued through FFS’s General Securities Unit; or
•	Federal Funds wire payments.
For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.
If the amount of your redemption request exceeds the value of your account, your entire account will be redeemed.
Redemptions From Class A Money Market Accounts
Shares of our money market fund will be redeemed for cash in the following order:
•	Shares purchased directly;
•	Shares not subject to a CDSC;
•	Shares eligible for free-exchange back to a load fund; and
•	Shares subject to a CDSC.
Written Redemptions
A written redemption request will be processed when received in our Edison, NJ office provided it is in good order.  If we receive your written redemption request in good order in our Edison, NJ office by the time as of which NAV is calculated, you will receive that day’s price (less any applicable CDSC) for your shares.  If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.
To be considered in good order written requests must include:
1.	The name of the Fund;
2.	Your account number;
3.	The dollar amount, number of shares or percentage of the account you want to redeem;
4.	Share certificates (if they were issued to you);
5.	The requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies;
6.	Signature guarantees, if required;
7.	Appropriate distribution form or other applicable document(s) for retirement accounts and ESAs; and
8.	Other supporting documentation, as required.
If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a redemption from a 403(b)(7) or 457(b) account we may require the signature of your employer or TPA before we effect the redemption.  The transfer agent may, in its discretion, waive certain requirements for redemptions.
For your protection, each Fund reserves the right to require additional supporting legal documentation, to require all paperwork to be dated within sixty (60) days, and to make checks payable only to the account owner(s) or a financial institution for the benefit of the account owner(s), or in the event of his/her death, to the estate or named beneficiaries.
Telephone Redemptions and Other Instructions
You may make redemptions over the phone by calling our Special Services Department at 1 (800) 342-6221 or other designated number from 9:00 a.m. to 5:00 p.m. Eastern Time (orders received after the time as of which NAV is calculated, are processed the following Business Day) on any Business Day provided:
1.	Telephone privileges are available for your account registration and you have not declined them;
2.	You do not hold share certificates (issued shares);
3.
The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past thirty (30) days without a signature guaranteed request signed by all owners) or, (b) electronically transferred by ACH to a pre-designated bank account or, (c) transferred via Federal Funds wire to a pre-designated bank account from the Government Cash Management Fund; and

4.	The redemption amount when combined with all other telephone redemptions from the same Fund account made on the same day is $100,000 or less.
As long as you have telephone privileges, you may be able to establish Systematic Withdrawal payments as well as change the amount of your Systematic Withdrawal payments on non-retirement and certain retirement accounts, and authorize certain fees to be deducted from your account on certain account registrations.
Electronic Funds Transfer Redemptions
Electronic Funds Transfer (“EFT”) redemptions allow you to redeem shares and electronically transfer proceeds to a pre-designated bank account.
You must enroll in the Electronic Funds Transfer service before using the privilege (see “Money Line”).  To establish EFT redemptions, all owners must sign the application.
For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization.  In cases where the bank account owner is a third party, all bank and mutual fund account owners’ signatures will be required and all signatures must be guaranteed.  To establish EFT redemptions for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  EFT redemption privileges will only be established for an entity (except for a sole proprietorship), trust (except for a revocable trust where the grantor and the trustee are the same person), or UGMA/UTMA account when both the mutual fund and the bank accounts have identical owners.  Please allow at least ten (10) Business Days for initial processing.  We will send any proceeds during the processing period by check to your address of record.  You may send written instructions to FIS to request an EFT redemption of shares which have been held at least twelve (12) days.  If FIS is notified that a customer’s EFT was further electronically transferred via ACH to and/or from a bank located outside of the territorial United States, the customer’s EFT privilege will be cancelled.
Each EFT redemption must be electronically transferred to your pre-designated bank account.
If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.
The Electronic Funds Transfer service may also be used to purchase shares (see “Money Line”) and transfer systematic withdrawal payments (see “Systematic Withdrawal”) and both dividends and other distributions to a bank account.
Systematic Withdrawals
Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis.  We reserve the right to only send your payments to a U.S. address.  They can be mailed to you or a pre-authorized payee by check or transferred to your bank account electronically (if you have enrolled in the EFT service).
You can receive payments on a monthly, quarterly, semi-annual, or annual basis.  Your account must have a value of at least $5,000 in non-certificated shares (“unissued shares”).  The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to Foresters Life Insurance and Annuity Company (“FLIAC”), and systematic investments into another eligible fund account.  The minimum Systematic Withdrawal Plan payment is $50 (waived for Required Minimum Distributions on retirement accounts or FLIAC premium payments).
We reserve the right to limit the number of systematic withdrawals that may be established on any one account.  Upon receipt of a systematic withdrawal request we will reinvest dividends and other distributions previously paid in cash, unless we are notified otherwise at the time of request.
Systematic withdrawals in excess of the dividends and other distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline.  You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.  Systematic payments are not eligible for the reinstatement privilege.
You should avoid making investments in a Fund at the same time that you are taking systematic withdrawals from that Fund, unless your investments can be made without paying a sales charge.  Buying shares of a Fund during the same period as you are redeeming shares of that Fund might not be advantageous to you because you will incur additional sales charges and may also be required to defer the deduction of any capital losses on disposition of the shares for federal income tax purposes because of “wash sale” rules.  See Appendix A: Tax Information.
If you own shares that are subject to a CDSC, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC.  If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.
Expedited Wire Redemptions (Not available for Class B shares of the Government Cash Management Fund)
You may enroll in our Expedited Redemption service to send proceeds via Federal Funds wire transfer from your money market account to a bank account that you have previously designated.  Enroll by completing a Mutual Fund Account Instructions form.  The bank must be a member of the Federal Reserve System.  Expedited wire redemption privileges will only be established to wire proceeds from a trust (except for a revocable trust where the grantor and the trustee are the same person), UGMA/UTMA, entity (except for a sole proprietorship) or to foreign bank accounts provided the bank account is registered to the same owner as the mutual fund account.  In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption.
Requests for redemptions by wire transfer from your money market account must be received in writing or by telephone no later than 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day.  Wire transfer redemption requests received after 12:00 p.m. Eastern Time will be processed on the following Business Day.

1.	Each wire transfer under $25,000 is subject to a $25 fee;
2.	One wire transfer of $25,000 or more is permitted without charge each month. Each additional wire is $25;
3.	Wire transfers must be directed to your predesignated bank account;
4.	Each wire transfer which is directed outside the U.S. is subject to a $50 fee; and
5.	Wire transfers from each Customer Account are limited to $250,000 per day, for requests received in writing, and $100,000 for requests received by telephone.

The above requirements are waived for wires from accounts that are owned by the underwriter or any of its affiliates.
Money Market Draft Check Redemptions (Not available for Class B shares of the Government Cash Management Fund)
Draft check writing privileges are available to owners of certain types of First Investors Government Cash Management Fund non-retirement accounts.  Draft checks are not available to owners of retirement accounts, ESAs, Class B share fund accounts, Class A share fund accounts subject to a CDSC and accounts registered with a foreign address. Individuals, joint owners and custodians of UTMA and UGMA accounts may complete the Mutual Fund Account Instructions form to apply for draft checks. Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. For joint accounts and accounts opened for entities, draft checks may be written by any one tenant or Authorized Individual without the consent of the others.
1.
If your First Investors Government Cash Management Fund account balance is less than $10,000 and the market value of all your investments in First Investors mutual funds and variable annuities is less than $25,000 at the time a draft check is presented for payment, a $15 processing fee will be assessed for each check drawn;

2.
If your First Investors Government Cash Management Fund account balance is more than $10,000 or the market value of all your investments in First Investors mutual funds and variable annuities is greater than $25,000, up to three draft checks will be paid per month without a processing fee.  Your account will be charged a $15 processing fee for each additional check paid per month;

3.	We will not issue draft checks if your account balance is less than $10,000;
4.	The minimum amount of each draft check is $500. Your account will be charged a $15 fee for each check written for less than $500;
5.
Cancelled draft checks will not be returned to you however, they are accessible on our website.  Copies of your cancelled draft checks are also available upon request.  Each check copy is subject to a $15 fee.  (Note: The maximum fee assessed for each draft check is $15.)

The above fees are waived for accounts that are owned by the underwriter or any of its affiliates.
It is your responsibility to ensure that the available balance of your account is sufficient to cover the amount of your draft check and any applicable fees, including a possible CDSC.  Otherwise, your draft check will be returned through the banking system marked “insufficient funds”, and your account will be assessed a $15 fee.  Fees may also be imposed by the depository bank.  Shares purchased by check or by electronic funds transfer that you have owned for less than twelve (12) days are not included in your available balance.  Please be aware that if your draft check is converted to an electronic debit by the payee, the electronic debit may not be honored.
Please notify us immediately if your draft checks are lost or stolen.  “Stop payment” requests must be directed to FIS.  A Stop payment request may be placed on a single draft check or on a range of draft check numbers.  For each check on which a Stop payment is placed your account will be charged a $15 fee.  There is no guarantee that a Stop payment request will prevent the payment of a draft check.
Daily dividends are earned on shares of the First Investors Government Cash Management Fund, to the extent the Fund has net income, until a draft check clears against them. Because the Fund accrues daily dividends of its net income (if any), you may not be able to redeem your account in its entirety by writing a draft check.  Draft checks are subject to the rules and regulations of the custodian covering checking accounts.  Neither the Fund nor the custodian can certify or directly cash a draft check.
The Fund bears all expenses relating to the Money Market Draft Check Redemption Privilege.  We reserve the right to amend or terminate the privilege at any time.
In-Kind Redemptions

Each Fund has reserved the right to make in-kind redemptions. Notwithstanding this reservation of the right to make in-kind redemptions, the Equity Funds have filed a notice of election under Rule 18f-1 of the 1940 Act, that commits them to pay in cash all requests for redemption by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of such period.  This election (commitment) does not apply to any of the other Funds.
Additional Information on How To Use Our Free Exchange Privilege.
Subject to the conditions listed below, you have the right to exchange Class A or Class B shares of any Fund on which a sales charge is applicable (“load fund”) for shares of the same class of any other load fund for the same Customer Account without incurring an additional sales charge.  Subject to the conditions listed below, Advisor Class shares may be exchanged into any other Fund in which Advisor Class shares are available and Institutional Class shares may be exchanged into any other Fund in which Institutional Class shares are available.  Subject to conditions listed below, you also have a right to request your Class A shares to be rebalanced among Class A shares of various Funds.  This type of exchange is called a rebalance and can be accomplished via a series of exchanges.  This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change (provided that the new Fund is available for sale in your state).  However, since an exchange of Fund shares is treated as a redemption of your current Fund shares and a purchase of shares of a new Fund, it may (except in the case of an exchange from the Government Cash Management Fund) result in recognition of a taxable gain or loss.  Read the prospectus of the Fund you are purchasing carefully before you exchange into it.
Exchange orders are processed when we receive them in good order in our Edison, NJ office.  Exchange orders received in good order prior to the time as of which NAV is calculated will be processed at that day’s prices.
If you place an exchange order with your representative by the time as of which NAV is calculated, it will be processed at that day’s price for each Fund provided that your order is received by our Edison, NJ office by the time as of which NAV is calculated, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.
Exchanges From a Money Market Fund
You can also exchange Class A money market fund shares for another Fund under your Customer Account without incurring a sales charge if the shares were acquired via an exchange from a load fund under your Customer Account.  The dividends earned on those shares are also eligible for the free exchange privilege.  To the extent that shares are redeemed from the money market fund, the free exchange privilege is no longer available with respect to those shares.  If a customer is eligible for both the free exchange privilege and reinstatement at NAV, the free exchange privilege will be used first followed by the reinstatement privilege.  The amount available for the free exchange privilege will be reduced by any amount invested into a load Fund under your Customer Account that receives a sales charge waiver due to the reinstatement or free exchange privileges.
Systematic Exchanges
You can systematically exchange eligible shares from one of your Fund accounts to another Fund account owned by the customer within the same class of shares at net asset value.
Other Exchange Conditions
There are a number of conditions on the free exchange privilege:
1.
The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading.  In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

2.	You may not exchange shares into a different Fund if your account has been restricted pursuant to our USA PATRIOT Act policies.
3.	You may only exchange shares within the same class.
4.	Exchanges can only be made between accounts that are owned by the same customer and registered under the same customer number.
5.
You may exchange to another Fund account provided that both the source and the receiving accounts meet the Fund minimum after the exchange.  This requirement is waived if you are requesting a full exchange to eliminate a low balance account.

6.	The Fund you are exchanging into must be eligible for sale in your state.
7.	If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.
8.
If you exchange shares to a new Fund account, the dividend and capital gain options will apply to the new Fund account as well as the original account if it remains open.  If you exchange shares into an existing Fund account, the dividend and capital gain options on the existing Fund account will remain in effect.

9.
If you request an exchange from an account with shares that are subject to a CDSC to another Fund account (including an exchange from a Class B load Fund account to a Class B money market Fund account), the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception.  If you exchange from a Class A load Fund account with shares that are subject to a CDSC to a Class A money market Fund account, shares acquired through dividend or other distributions and shares that are not subject to a CDSC will be exchanged before shares that are subject to a CDSC.  Shares that are subject to CDSC will be exchanged into a separate money market account and the CDSC will carry over; however, the holding  period will be tolled and the CDSC will not be charged unless you redeem from the money market fund.  For all other exchanges from an account with shares subject to a CDSC, the receiving account will be credited with shares that are not subject to a CDSC and shares at each CDSC level in proportion to the exchange from the source account.  Note: If your exchange is requested as a rebalance and any shares are subject to a CDSC, your rebalance request will not be honored if the request includes Class A shares of a money market fund.

10.	If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.
11.
If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original Fund or the Fund you are exchanging into (“receiving fund”) or if you want the automatic investments or withdrawals terminated.

Without specific instructions, we will amend account privileges as outlined below:
	Exchange All Shares to ONE Fund Account	Exchange All Shares to MULTIPLE Funds	Exchange a Portion of Shares to ONE or MULTIPLE Funds	Rebalance
Money Line (ML)	ML moves to Receiving Fund	ML stays with Original Fund	ML stays with Original Fund	ML stays with Original Fund(s)
Automatic Payroll Investment (API)	API moves to Receiving Fund	API is allocated equally to Receiving Funds	API stays with Original Fund	API stays with Original Fund(s)
Automated Retirement Account Contributions*	$ moves to Receiving Fund	$ stays with Original Fund	$ stays with Original Fund	$ stays with Original Fund(s)
* Contributions remitted by the employer for certain retirement accounts.

	Rebalance or Exchange All Shares to ONE Fund Account	Rebalance or Exchange All Shares to Multiple Funds	Rebalance or Exchange a Portion of Shares to ONE or Multiple Funds
Systematic Withdrawal (SWP) (includes RMDs)	SWP moves to Receiving Fund	SWP is allocated proportionally to Receiving Funds	SWP stays with Original Fund(s)
Telephone Exchanges
Provided you have telephone privileges on your account, you may make exchanges over the phone by calling Special Services at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., Eastern Time.  Orders received after the time as of which NAV is calculated, are processed the following Business Day.
You may exchange shares of any eligible Fund (1) within any participant directed IRA, 403(b)(7) or 457(b) accounts, (2) from an individually registered non-retirement account to an IRA registered to the same owner (provided an IRA application is on file) and vice versa, except in circumstances where documentation is required by applicable regulations; (3) within money purchase pension plans and profit sharing plans, if a Qualified Retirement

Plan Application is on file.  Certificate shares cannot be exchanged by phone and for trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file.
Written Exchanges
Written instructions are acceptable for any exchange.
1.	Include the requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies as set forth in “Specific Account Requirements”.
2.	Include the name and account number of your Fund.
3.	Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.
4.	Specify the existing account number or the name of the new Fund you want to exchange into.
5.	Include any outstanding share certificates for shares you want to exchange. A signature guarantee is required.
6.	For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file.

Additional Information About Sales Charge Discounts and Waivers.
The following sales charge discounts and waivers are also available:
1.
Class A shares may be purchased without a sales charge by a special fund account created in connection with the early termination of a First Investors Funds single payment or periodic payment plan by the plan sponsor using its power to modify the terms of the plan.  This privilege applies to purchases until the earlier of the expiration of the original plan period or the completion of all payments up to the face amount of the original plan.  The privilege also applies to the amount of any partial withdrawal outstanding at the time of the termination of the plan.  This privilege will terminate if the shareholder terminates the special fund account for any reason, including transfer of ownership, full redemption or exchange into another Fund.  Special Fund Accounts may only be serviced by FFS as broker-dealer.

2.
Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust may buy Class A shares of a Fund with unit distributions at the net asset value plus a sales charge of 1.5%.  Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merrit Inc. may buy Class A shares of a Fund with unit distributions at the net asset value plus a sales charge of 1%.

3.
If you own Class A shares of the Growth & Income Fund that are attributable to your investment in the Executive Investors Blue Chip Fund and you have owned these shares continuously since March 13, 2000, the fund account in which you own these shares is entitled to a special sales charge rate (expressed as a percentage of offering price) of 4.75% on additional investments of less than $50,000 in this fund.

4.
Participants in 403(b), 401(a), 401(k) and/or 457(b) omnibus accounts whose sponsors or providers have made special arrangements to offer our Class A shares to their participants on a load-waived basis, may purchase Class A shares without a front-end sales charge.

5.
The sales charge is waived when Class A share systematic withdrawal plan payments from one customer account are automatically invested into Class A shares of a different customer account if the systematic payments between the two accounts were authorized to be made without a sales charge pursuant to an arrangement that existed prior to October 3, 2005.

6.
Participants who were in the City of Torrington Board of Education Retirement Savings Plan as of June 30, 2014 and who were transferred to The Torrington Public Schools 403(b) Retirement Plan as of July 1, 2014 may purchase Class A shares without a front-end sales charge.

The following is additional information about our ROA and SOI policies:
1.	For purposes of shareholders who invest through a broker-dealer, your mailing address of record with your broker-dealer is considered your address of record for ROA purposes.
2.
Accounts maintained for the same customer with different broker-dealers of record and/or different mailing addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.

3.
If you receive mail in an apartment, office, or similar multi-tenant building, your mailing address of record for discount purposes includes your individual unit numbers or designations.  Thus, the accounts of shareholders who receive mail in different apartments, office suites, or units within the same building will not be combined for discount purposes.

4.	An SOI will be considered completed if any shareowner who is a party to the SOI dies within the SOI 13 month period.
5.
Participants in 403(b) plans who invest in the Funds through a First Investors Funds individual custodial account are treated as individuals for purposes of the Funds’ ROA, SOI, and sales charge waiver and discount policies.

6.
Investments in group retirement plans including 401(k) plans, profit sharing plans, money purchase plans, deferred benefit plans, Keoghs, ERISA 403(b) and target benefit plans available through a retirement plan recordkeeper or third party administrator are not considered for purposes of any individual participant’s ROA or SOI privileges.

7.
By agreement with us, a sponsor of a governmental retirement plan described in Section 457(b) of the Code (“Eligible 457(b) plan”) may elect for the plan not to be treated as a qualified group retirement plan for purposes of our ROA, SOI, and sales charge waiver and discount policies.  Under such an agreement, we will establish a separate Customer account for each Eligible 457(b) plan participant who invests in the Funds, register the account under the participant’s address of record, and treat such account as if it were an individual account.  Thus, each Eligible 457(b) plan participant will pay the same sales charge on investments in the Funds through the plan that he or she would pay if the investments had been made in the participant’s individual account.

through the plan that he or she would pay if the investments had been made in the participant’s individual account.
Additional Information About the Conversion of Class B Shares to Class A Shares.
Class B shares and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.
1.
Conversions will be made into existing Class A share Fund accounts provided the accounts have identical ownership and the same broker-dealer.  If you do not own an identically registered Class A share Fund account with the same broker-dealer, a new Class A share Fund account will be established.

2.
All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs will continue to be invested into the Class B share Fund account after the initial conversion.

3.
Systematic withdrawals and required minimum distributions will continue to be made from the Class B share Fund account after the initial conversion provided there are a sufficient number of Class B shares.  If the Class B share Fund account has insufficient shares to satisfy a scheduled distribution, additional instructions may be necessary.

4.
If dividends and/or other distributions from a Class B share Fund account are cross-reinvested into another Class B share Fund, the service will remain in effect on the source account after the conversion provided shares remain in the source account.  The cross-reinvestment option will not automatically move to Class A share Fund accounts.  Dividends and other distributions earned on Class A shares purchased as a result of the conversion will be automatically reinvested.

5.	Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share Fund accounts will also be assigned to the new Class A share Fund accounts.
Additional Information About Our Signature Guarantee Policies.
In addition to the circumstances listed in the prospectus, the Funds require signature guarantees for the following:
1.	When shares are transferred to a new owner.
2.	When certificated (issued) shares are redeemed, exchanged or transferred.
3.
In the case of a natural person(s), to establish any EFT service or to amend banking information on an existing EFT service if the First Investors Fund Account owner(s) and bank account owner(s) are not identical.*

4.	In the case of an entity or trust account, to establish any EFT service or to amend banking information on an existing EFT service.*
5.	For Money Line increases in excess of the amounts permitted by telephone.*
6.	To establish the Expedited Redemption Privilege or amend banking information on an existing Expedited Redemption Privilege. *
7.	If multiple account owners of one account give inconsistent instructions.
8.	When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.
9.	When an address is updated on an account which has been coded “Do Not Mail” because mail has been returned as undeliverable. A mailing address and residential address must be provided.*
10.	For draft check orders when the address has changed within thirty (30) days of the request.*
11.	For any other instance whereby a Fund or its transfer agent deems it necessary as a matter of prudence.
* For items 3, 4, 5, 6, 9 and 10 a Signature Validation Program stamp will be accepted from any member of the Securities Transfer Agent Medallion Signature Program (“STAMP”) in lieu of a medallion signature guarantee.  For items 5 and 9, the Funds’ transfer agent at its discretion, may employ other procedures in lieu of requiring a medallion signature guarantee.
We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.
The Funds will accept a signature guarantee from their principal underwriter, FFS, or any eligible guarantor institution (including any bank, savings association, credit union, exchange, or broker firm) that is a member of the Securities Transfer Agents Medallion Program (“STAMP”), the New York Exchange Medallion Signature Program (“MSP”), or the Stock Exchanges Medallion Program (“SEMP”).  The surety bond coverage amount of the guarantee must equal or exceed the amount of the transaction or transactions that are being authorized.  If more than one signature is required, each signature must be signature guaranteed.  The Funds will not accept a signature guarantee that has been amended or limited in any way.  Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.
The signature guarantee requirements do not apply to transactions or instructions that are communicated to the Funds through NSCC Fund/SERV, Networking or via telephone by broker-dealers or other financial institutions that have entered into a Fund/SERV or Networking Agreement with the Funds or the Funds’ agent.  Broker-dealers and other institutions that process transactions through Fund/SERV or Networking are responsible for obtaining the permission of their clients to process such transactions and for ensuring that such transactions are processed properly.  The Funds do not have any responsibility for obtaining any documentation from such financial institutions to demonstrate that their clients have authorized the transactions or instructions.  The signature guarantee policies of the Funds may be amended at any time without prior notice.
Additional Information About Dividends and Other Distributions.
We automatically reinvest dividends and other distributions in additional Fund shares of the distributing class unless otherwise instructed.  We reserve the right to send dividends and other distributions that are remitted by check to a U.S. address only.  Dividends and other distributions may be sent via EFT provided this option is either selected for both dividends and other distributions or this option is selected for one and the other is reinvested into the same fund account.  Upon notification that all account owners are deceased, all distributions will be automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued.  Dividends and other distributions of less than $10 are automatically reinvested.
Except as noted below, for Funds that declare daily dividends, shares start earning dividends on the first Business Day following the day of purchase.  Shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.
For First Investors Government Cash Management Fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand, your shares start earning dividends on the day of purchase.  Redemptions by wire out of the Government Cash Management Fund will not earn dividends on the day of redemption.
Information Regarding Basis Reporting and Election.
Your redemption or exchange of non-retirement Fund shares (except shares held in an ESA or shares held in the Government Cash Management Fund) is considered a reportable taxable event for you.  Your gain or loss depends upon your basis in the shares.  Basis information for the redemption or exchange of “Covered Shares” (defined below) must be reported directly to the IRS on Form 1099-B.  Please be aware that the basis information reported on Form 1099-B may not reflect additional adjustments that you are required to make when filing your income tax return.
Generally, shares purchased on or after January 1, 2012, in most non-retirement accounts, including shares purchased through dividend reinvestment, are subject to basis reporting requirements.  Shares purchased before that date are not subject to those requirements.  For the purpose of the those requirements, for non-retirement accounts for which a Fund is responsible to report redemptions of shares on Form 1099-B, we will deem shares held in your account to be held in two separate accounts: one consisting of shares purchased on or before December 31, 2011, and any shares for which we do not have accurate basis information (“Non-covered Shares”) and one consisting of shares purchased on or after January 1, 2012 for which we have accurate basis information (“Covered Shares”).
When redeeming or exchanging Covered Shares, you have the option to identify in writing which Covered Shares will be redeemed or exchanged from your account.  You need to specify the account or accounts when making this request, since each account that you own is treated separately.  Absent written instructions from you, Covered Shares will be redeemed or exchanged using the Funds’ Default Basis Method, described below.  Your basis method election must be received by FIS, the Funds’ transfer agent, prior to, or at the time of, your redemption or exchange request and may not be changed thereafter with respect to that redemption or exchange (but may be changed for subsequent redemptions or exchanges).
Using the Funds’ Default Basis Method, we will generally redeem all Non-covered Shares first and will not report basis information for those shares to the IRS.  After redeeming all Non-covered Shares, Covered Shares will be redeemed, next and the basis information for Covered Shares will be reported to the IRS using the average basis method, which means they will be redeemed in a first-in first-out order using the calculated average basis of all Covered Shares.  Once Covered Shares are redeemed in an account using the average basis method, any change in your basis will only be made prospectively.
Unless otherwise instructed, all redemptions and exchanges from an account will be processed using the Funds’ Default Basis Method.  This includes automated redemptions that may take place in your account, such as systematic withdrawals and redemptions to pay certain fees.
In the case of a redemption of Class B shares, they will continue to age and convert into Class A shares in accordance with the schedule set forth in the applicable prospectus, even if the shareholder selects specific shares for purposes of basis reporting.  In other words, the Funds will maintain two sets of records.  First, the Funds will maintain a record that shows the Class B shares that you have purchased for purposes of aging, computation of any CDSC that may be applicable to redemptions, and conversion into Class A shares.  This record will not be affected by whether your redemptions are reported to the IRS under the Funds’ Default Basis Method or in accordance with your selection of specific shares for basis reporting.  Second, the Funds will maintain a record of the shares that you have purchased and redeemed for basis reporting purposes.  This record may be different than the aging system record.
If you would like to select a basis determination method other than the Funds’ Default Basis Method, you may contact your broker or FIS directly at 1 (800) 423-4026 to obtain the necessary form for completion.  Upon receipt of the completed form, we will code your basis determination method that you selected on your account for future transactions.
The Funds do not recommend any particular method of determining basis.  We urge you to consult with your qualified tax adviser regarding basis before you redeem or exchange Covered Shares.  Neither the First Investors Funds nor their affiliates can give you tax or legal advice regarding the selection of a basis determination method.  The basis determination method that is best for you depends upon your particular tax situation.
Share Certificates.
We no longer issue share certificates.  If a previously issued certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $35.
In addition, certificated shares cannot be redeemed, exchanged, or transferred until the certificates are returned with your transaction request.
Name Changes.
A name change may occur due to marriage, divorce, adoption or other reason.  To change your name, use our Name Change/Correction Form or send a letter of instruction with your signature guaranteed, along with a copy of your marriage certificate, divorce decree or court order that confirms the name change.  In lieu of using the Name Change/Correction Form or letter of instruction signature guaranteed, you may send us a certified copy of the document and a letter of instruction.
Transferring Ownership of Shares.
A transfer is a change of share ownership from one customer to another.  Unlike an exchange, transfers occur within the same Fund.  You can transfer your shares at any time; however, we will only transfer the ownership to a new Fund account which has a U.S. address and whose owner meets all other requirements to establish an account including the eligibility to own the particular class of shares being transferred.  All transfers into a new account must meet the minimum initial investment requirements of the particular class of shares of the Fund after the transfer of shares is completed.  The Fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer of a UTMA or UGMA to a successor custodian for the benefit of the same minor or to the minor upon reaching the age at which custodianship ends.
To transfer shares to a new owner, you must submit a transfer form with:
•	Your account number;
•	Dollar amount, percentage, or number of shares to be transferred;

•	Existing account number receiving the shares (if any);
•	The name, U.S. street address, date of birth, citizenship status, TIN and such other information as may be required by law of each customer receiving the shares; and
•	The original signature of each account owner requesting the transfer with signature guarantee(s).
We will require the transferee to: complete the appropriate application to establish an account; provide the required customer identification program information under the USA PATRIOT Act; and supply any other required information.
Depending upon your account registration, additional documentation may be required to transfer shares.  Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred.  In addition, neither the reinstatement privilege, nor any applicable free exchange privilege on money market shares, is transferred to a new owner.  If you are submitting multiple requests, you must specify the order in which the transactions are to be processed or none of the requests will be honored.  Shares that have been transferred into an account must be held for at least one day before the shares may be exchanged for a different Fund; the new owner must sign the exchange request.  You may wish to consult your tax adviser to discuss the different tax implications.  Transfers due to the death of a shareholder require additional documentation.  The Fund’s transfer agent, in its discretion, may waive certain stated requirements for transfers.
A transfer is a change of ownership and may trigger a taxable event.  You should consult your qualified tax adviser before initiating a transfer.  The Fund’s transfer agent and the distributor may refuse any exchange or transfer order that is not in “good order” in accordance with our policies and are not obligated to provide any prior notice before doing so.
Because the Funds are sold only through broker-dealers, if you receive shares via a transfer and you do not appoint a broker-dealer on your account application, FFS will not be responsible for the suitability of any exchange and there will be restrictions on your account.  In particular, you will not be able to make additional investments in the Funds.  Because you do not have a broker-dealer assigned to your account, we will only accept instructions directly from you to either redeem shares or to exchange shares you currently own into another Fund.  You will be permitted to exchange your shares in one Fund into any other Fund that is available to you under the exchange privileges of the Funds, to reinvest dividends or distributions and to redeem Fund shares in accordance with the policies and procedures of the Funds.  However, you will be solely responsible for any decision to hold, exchange, reinvest or redeem shares in your account.  We will accept instructions from you in written, oral or such other form as we may permit; these instructions must be communicated directly to the transfer agent (see “How to Contact the Fund Directly Through Its Transfer Agent” below).  If you want more information on these policies, or if you decide that you do want to receive investment advice concerning your investments in the Funds, please call the transfer agent at 1 (800) 423-4026.  The transfer agent will provide you with additional information or help you to complete the necessary paperwork to establish an account and assist you in obtaining a representative.
Missing or Incorrect TINs and Returned Mail.
If you fail to give us a TIN or you provide us with an incorrect TIN:
1.	We reserve the right to close your account; and

2.	If we are charged a penalty by the IRS, we may debit your account for the penalties imposed plus a processing charge.
If mail is returned to a Fund or an affiliated company of the Fund’s Adviser marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the Fund or an affiliated company of the Fund’s adviser are unable to obtain a current shareholder address, the account status will be changed to “Do Not Mail” to discontinue future mailings and prevent unauthorized persons from obtaining account information.  Telephone privileges, certain automated investments and automated withdrawals will also be discontinued.  If mail is returned to us from the U.S. Post Office with an updated address, we will update your account(s) on our records with the address given by the Post Office.  We reserve the right to update your address without obtaining your signature guaranteed instructions based on the address provided by one of our affiliates or a consumer reporting agency.  We will confirm the address change to the old address.  Once the change is made we will confirm the address change to the new address by reflecting the new address on subsequent mailings.
You can remove the “Do Not Mail” status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee.  In certain circumstances, the Funds’

transfer agent, at its discretion, may employ other procedures in lieu of requiring a signature guarantee.  Additional requirements may apply for certain accounts.
Returned checks and other distributions will be voided when an account’s status has been changed to “Do Not Mail.”  No interest will be paid on any outstanding checks or checks which have been voided or stopped.  All future dividends and other distributions will be reinvested in additional shares, and additional systematic withdrawals and money line purchases will be stopped until new instructions are provided.  If no activity occurs in your account within a period of time specified by applicable state law and/or we have not been able to contact you at the address of record listed on your account, your Fund shares and outstanding dividend and distribution checks may be turned over to the applicable state in accordance with state laws governing abandoned property.
Prior to turning over assets to your state, the Fund will seek to obtain a current shareholder address in accordance with the SEC rules.  A search company or consumer reporting agency may be employed to locate a current address.  The Fund may deduct the costs associated with the search from your account.
Summary of FFS’s Privacy Policy.
Your privacy is important to us.  We obtain personal information about you for the purposes of processing securities transactions in accordance with your instructions, servicing your accounts, and satisfying legal and regulatory requirements.  The personal information we typically obtain includes your name, address, age, social security number, financial resources, investment objectives, and other personal or financial information.
We maintain physical, electronic and procedural safeguards to protect your information.  We restrict access to your information to only those who need to know that information to service your account.  We share your personal information with our affiliated companies when it is necessary to process your transactions, service your accounts, or maintain your records.  We also share your information with third parties who need such information in order to process your transactions, service your accounts, or maintain your records.  We do not share any information about our current and former customers with anyone except as required or permitted by law or with your consent.  Nor do we share your personal information with our affiliates or with unaffiliated third parties for their use in marketing their products or services.  Information regarding our privacy policy is mailed to you and is available on our website at www.foresters.com.
Transfer on Death Guidelines.
Purpose:  To enable the owner(s) of a First Investors mutual fund account who have an MAA or an application for non-affiliated broker-dealers on file to designate one or more beneficiaries to receive shares in the account automatically upon the death of all account owners, outside of probate.  Until the death of all account owners, the TOD beneficiaries have no rights with respect to the account.  A beneficiary must survive all account owners for the transfer to occur in accordance with the TOD registration.
Eligible Owners:  Only a natural person, or two natural persons holding the account as Joint Tenants with Rights of Survivorship (JTWROS) or Tenants by the Entireties (TE) may establish an account in TOD form.  Tenants in Common are ineligible for TOD registration.
Eligible Beneficiary:  The account(s) owner may designate one or more than one beneficiary.  Upon the death of all account owners, shares will be divided equally among the surviving beneficiary(ies).  A beneficiary may be an individual or an entity.  No designation such as Lineal Descendants (LD) or Lineal Descendants Per Stirpes (LDPS) is permitted.
Registration of the Account:  It is our policy to include the name of each beneficiary in the account registration.  If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read “Multiple Beneficiaries on File”.  Confirmation regarding the beneficiary information will be sent to you.  The TOD registration of the account and the beneficiaries designated on the account shall not change unless the TOD registration of the account is revoked by all owners or the beneficiary designation is changed by all owners.
Exchanges:  Shares exchanged out of the account into new First Investors mutual fund accounts will continue to be registered in TOD form, unless FIS is instructed to the contrary.  Shares exchanged into an existing fund account will contain the registration of the account receiving the shares.  Provided that you have not declined telephone privileges, an account owner including one owner of a jointly held TOD account, acting alone and without the consent of the other joint owners, may exchange shares from a TOD registered account into a non-TOD account, from a non-TOD account to an existing TOD account and between TOD accounts with different beneficiaries provided the accounts are registered to the identical owners.
Changes to TOD Registration during the Life of the Owner(s):  An owner(s) may change or revoke TOD registration at any time by sending written instructions acceptable to FIS, signed by the owner(s).  If there are multiple owners, all owners must sign the instructions.  A TOD registration form validly executed by the owner(s) and received by our home office in “good order” revokes a prior one.  A TOD registration may not be changed or revoked by will, codicil or oral communication.  The death of an owner of an account will not automatically revoke TOD registration.  The surviving owner will receive title to the shares in the account and will need to re-register the account.  The surviving owner may, at any time during his or her lifetime, revoke or change the designation of beneficiary.
Death of a Designated TOD Beneficiary:  If one of the multiple designated beneficiaries predeceases the account owner(s), the amount otherwise payable to such beneficiary shall be payable to the other remaining beneficiaries.  If none of the beneficiaries survive all account owners, the account will be treated as belonging to the last surviving owner’s estate. If a beneficiary survives all owners but is not alive at the time the shares are presented for re-registration, the shares will become part of the estate of the beneficiary.
Transfer to Designated TOD Beneficiary Upon the Owner’s Death:  FIS will process a transfer to the designated TOD beneficiary(ies) upon receipt of the following: (a) evidence of the death of the account owner(s) (e.g., a certified copy of the death certificate); (b) inheritance tax waivers and/or affidavit of domicile of the owner; (c) a fully executed copy of Certification of Entitlement to TOD Account; (d) if the beneficiary is a minor, an affidavit from the parent or guardian attesting that the minor survived the owner; (e) if certificates have been issued, the certificates with appropriate endorsements; and (f) a fully executed application signed by the beneficiary, unless one is already on file.
Spousal Consent:  If the account owner(s) lives in a community property state (e.g., Arizona, California, Idaho, Louisiana, Nevada, New Mexico, Texas, Washington or Wisconsin), spousal consent may be required to name a TOD beneficiary other than the spouse.  An account owner(s) should consult with his or her legal adviser.  FFS has no obligation to determine an account owner’s marital status, whether property placed into an account is separate or community property, or whether spousal consent is necessary.
Tax and Legal Consequences of TOD Registration:  Neither FFS, nor any of its affiliated companies, officers, directors, employees, agent, manager or representatives are responsible for determining the tax and legal consequences of an account owner’s decision to register securities in TOD form.  Please consult your legal and tax advisers before electing TOD registration.  The TOD accounts are governed by the STA TOD rules except to the extent modified by FFS.  FFS shall not be responsible to the designated TOD beneficiary for dividends and other distributions in respect of a security registered in TOD form paid in cash after the death of the last surviving account owner but before the transfer of shares.
STA Guidelines:  First Investors Funds TOD registrations are established under the laws of New Jersey.  The First Investors Funds offer TOD accounts to shareholders irrespective of their state of residence.  It is the First Investors Funds’ policy to follow STA Guidelines on TODs to the extent that they are not inconsistent with the First Investors Funds TOD Guidelines.
Future Changes in Guidelines and Rules:  These guidelines are subject to change by FFS at any time without prior written notice.
How To Contact The Fund Directly Through Its Transfer Agent.
While we encourage you to use the services of your representative, if you want or need to contact the Fund directly, you can:
1.	For Overnight Mail, write us at:
Foresters Investor Services, Inc.
Raritan Plaza I, 8th Floor
Edison, NJ 08837-3620

2.	For Regular Mail, write us at:

Foresters Investor Services, Inc.
P.O. Box 7837
Edison, NJ 08818-7837

3.	Call our Shareholder Services Department at:
1 (800) 423-4026

4.	Visit us at any time on-line at:
www.foresters.com
Telephone Requests:
If you have telephone privileges on your account, you can call Foresters Investor Services, Inc. (“FIS”) to request redemptions, exchanges, reallocations of Money Line or API investments, and increases of Money Line investments, subject to the limits of our policies.
Whether or not you have telephone privileges, you may call FIS provided your account is not coded “Do Not Mail”:
To update or correct your:
•	Address or phone number;
•	Birth date (important for retirement distributions); and
•	Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and other distributions (available for certain accounts only).
To request:
•	Cancellation of your Systematic Withdrawal Plan;
•	A stop payment on a dividend, redemption or money market draft check;
•	To cancel or decrease (minimum of $50 per month) Money Line payments;
•	A duplicate copy of a statement, cancelled check or tax form:
Cancelled Check Fees: $10 fee for a copy of a cancelled dividend, liquidation, or investment check.
$15 fee for a copy of a cancelled money market draft check.
Duplicate Tax Form Fees:    Current Year -  Free
Prior Year(s) -   $7.50 per tax form per year.
•	Cancellation of cross-reinvestment of dividends and other distributions;
•
A history of your account.  Current year and the previous two-year histories are provided free of charge, however, there may be a fee for prior periods.  Account histories are not available prior to 1974; and

•
Money market fund draft checks (non-retirement accounts only) provided your account balance is at least  $10,000 and your address of record has not changed within the past thirty (30) days.  Additional written documentation may be required for certain registrations.

Statements and Confirmation Statements.
You should review your statements and confirmation statements carefully.  If you fail to notify us of any errors or omissions within thirty (30) days of the date that a statement or confirmation statement is mailed to your address of record or sent by electronic delivery, we will assume that your statement or confirmation statement is correct and we will not accept responsibility for any resulting liability.  We reserve the right to provide notification of certain transactions on periodic statements (i.e., quarterly statements) in lieu of immediate transaction confirmations.
E-Mail Policies.
You can e-mail our transfer agent, FIS at investorservices@foresters.com with general account and service-related inquiries such as requests for:
•	Literature on our Funds and services;
•	Prospectus, annual report, and Statements of Additional Information;
•	Duplicate statements;

•	Procedural information; and
•	Account research.
Except for purchase orders received from a retirement plan employer or Third Party Administrator, e-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders.  The First Investors Funds will not honor trades or address change requests sent to us from customers via e-mail.
Web Access.
You can access information about the Funds, Fund prices and other company information at your convenience - 24 hours a day, seven (7) days a week - through our website at www.foresters.com.
After you have created a username and password, our web site allows you to:
•	Review your current account balance, portfolio breakdown and beneficiary designations;
•	Enroll in electronic delivery notification (“EDN”) of statements and certain reports;
•	View current and previous years transactions, such as investments and redemptions;
•	Access your Quarterly Master Account Statement for the previous 5 years;
•	Verify that money market checks have cleared;
•	Obtain current tax forms and tax forms for the previous 5 years;
•	View your registered representative’s name, telephone number and office information; and
•	Change your password, nickname and e-mail address.
To begin using these benefits, follow the directions below:
•	Visit us at www.foresters.com or call us at 1 (800) 423-4026 for assistance.
•
From our web site home page, select Account Access.  Click on “Need to Register?” on the upper right side of the page or click registering online in the body of the text regarding setting up online access.  Enter the required personal information.

•
Create a personalized User Name and Password and provide a valid e-mail address.  You will be sent two
 e-mails, one confirming you have successfully registered for Web Access and a second e-mail providing an 8-digit verification code.

•	Click Login and enter your personalized User Name and Password. Enter the 8-digit verification code (case sensitive) from the confirmation e-mail.
Keep your password confidential to safeguard your account.  Contact us immediately if someone else has obtained your password or accessed your account.  Foresters Financial’s web site uses state of the art encryption technology to keep your account information private.  We recommend that you use 128-bit encryption when viewing your account information.  The First Investors Funds do not accept orders for transactions or address updates via our web site.  For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access.
DETERMINATION OF NET ASSET VALUE
All Funds Except Government Cash Management Fund.
In calculating its net asset value (“NAV”), each Fund, other than the Government Cash Management Fund, generally values a security listed or traded on an exchange or the Nasdaq Stock Market based on its last sale price on the exchange or market where the security is principally traded, or lacking any sales, the security is valued at the mean between closing bid and asked prices.  The NAV of the Strategic Income Fund is derived from the NAVs of the Underlying Funds.  Investments in investment companies that are not traded on an exchange will be valued at their NAVs.  Securities traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service.  If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the time as of which NAV is calculated, the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund’s Board.  Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade, or lacking any sales, the security is valued at the mean between the closing bid and asked prices.  Securities may also be priced by pricing services approved by the Board.  The Fund relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio or when foreign markets are closed regardless of movements in the U.S. markets.  The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.  The pricing service, its methodology or the threshold may change from time to time.  In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default.
Consistent with SEC regulations, changes in holdings of portfolio securities are generally reflected in the NAV calculation on the first business day following the trade (i.e., T + 1).  Therefore, when a Fund purchases or sells a security during the day, any change in the value of the security that occurs that day is not reflected in the Fund’s NAV.  “When-issued securities” are also reflected in the NAV of a Fund on a T + 1 basis.  Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services.  For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect as of the close of the London Stock Exchange.
Government Cash Management Fund.
The Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act.  To use amortized cost to value its portfolio securities, the Fund must adhere to certain conditions under that Rule relating to the Fund’s investments, some of which are discussed in the Fund’s Prospectus.  Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument.  The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account (unless the aggregate deviation between the Fund’s market value and amortized cost value exceeds ½ of 1% as discussed below) and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.  In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.
In accordance with Rule 2a-7, the Fund’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share.  Should that deviation exceed ½ of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations, or suspending redemptions and postponing payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund.
Emergency Pricing Procedures For All Funds.
Each Fund’s Board may suspend the determination of a Fund’s net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.
In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency (“Emergency Closed Day”), the Funds will apply the following procedures:
1.
The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing.  The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

2.
For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

(a)
In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FFS’s Edison, NJ offices prior to the regularly scheduled close of regular trading on the NYSE; and

(b)
In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FFS branch office or an authorized dealer prior to the regularly scheduled close of regular trading on the NYSE.

3.
If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

4.
On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

ALLOCATION OF PORTFOLIO BROKERAGE
The Adviser and/or subadviser, as applicable, have authority to select broker-dealers that are used to effect portfolio transactions for the Funds.  Portfolio transactions are generally structured as agency transactions or principal transactions.  In agency transactions, the Funds generally pay brokerage commissions.  In principal transactions, the Funds generally pay a dealer mark-up or selling concession.  In the case of a riskless principal transaction, a dealer mark-up may be treated as a “commission” if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission.  The Funds may also purchase certain fixed income securities directly from an issuer without paying commissions or discounts.
In selecting broker-dealers to execute portfolio transactions and assessing the reasonableness of their commissions, the Adviser and/or subadviser considers, among other things, a broker-dealer’s expertise, reputation, reliability, and performance in executing transactions, and the value of any research that it makes available.  A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a subadviser, to the subadviser.  Additionally, the Adviser retains investment discretion over the accounts and may request the subadviser to direct brokerage to broker-dealers selected by the Adviser in recognition of proprietary or third-party research provided by such broker-dealers to the Adviser.  Also, if approved by the Board of the Funds, the Adviser or subadviser, as applicable, may use brokerage commissions to acquire services that do not qualify in whole or in part as research or brokerage services.
The research acquired by the Adviser or a subadviser with Fund commissions includes so-called proprietary research and third-party research.  Proprietary research is research that is generated by a full-service brokerage firm and offered to the firm’s clients on a “bundled” basis along with execution services.  In other words, there is no separately stated charge for the research.  Third-party research is research that is prepared by an independent third-party and provided by a broker-dealer. In a third-party research arrangement, the cost of the research is generally stated both in dollars and in terms of a soft-to-hard dollar ratio.  The client acquiring the research generally pays for the research by directing a specified amount of commission business to the broker-dealer that provides it.  The broker-dealer in turn pays the third-party that is the original source of the research.
The type of research services acquired with Fund commissions include: (a) market data, such as stock quotes, last sale prices, trading volumes, and other information as to the market for and availability of securities for purchase or sale; (b) research reports containing statistical or factual information or opinions pertaining to the economy, particular industries or sectors, particular issuers, or the creditworthiness of issuers; (c) conferences and meetings with executives of issuers or analysts; and (d) data concerning Fund performance and fees.  The Adviser generally uses each research service acquired with commissions to service all the Funds in the First Investors Family of Funds, rather than the particular Fund or Funds whose commissions may pay for a research service.  In other words, a Fund’s brokerage commissions may be used to pay for a research service that is used in managing another Fund within the First Investors Family of Funds.  A subadviser may likewise use research obtained with commissions to service their other clients.
The Board of the Funds has approved an arrangement whereby the Adviser acquires two mixed-use services with commissions, Lipper Investment Management and iMoneyNet.  These services are used by the Adviser both for research and non-research purposes.  The Adviser allocates a portion of the Lipper Investment Management service to non-research use for the benefit of the Adviser, and the Adviser pays for this portion with hard dollars.  Both services are also used to analyze and report to the Fund’s Board a Fund’s performance and fees relative to other comparable funds, which the Adviser allocates to non-research use for the benefit of the Funds.  Each Fund pays the portion of the cost of these services in hard dollars or, for those Funds that acquire the services with commissions, the cost is treated as a Fund expense for purposes of computing the expense ratios that are included in the prospectuses.
The Adviser or subadviser, as applicable, may combine transaction orders placed on behalf of a Fund with orders placed for other clients for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price.  The securities purchased or sold in such bunched orders must be allocated in accordance with written procedures approved by the Board of the Funds.  The Adviser does not place portfolio orders with an affiliated broker-dealer or allocate brokerage commission business to any broker-dealer in recognition of distributing Fund shares.  Moreover, no broker-dealer affiliated with FIMCO, Wellington Management, Vontobel, Smith, Muzinich, Brandwyine Global, ZCM or Lazard participates in commissions generated by portfolio orders placed on behalf of any Fund to which FIMCO, Wellington Management, Vontobel, Smith, Muzinich, Brandywine Global, ZCM or Lazard serves as adviser or subadviser.

CREDIT RATINGS INFORMATION
S&P Global Ratings Long-Term Issue Credit Ratings.
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
•	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation, and the promise we impute; and
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely toweaken the obligor’s capacity to meet its financial commitments on the obligation.
Note: BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Obligation Ratings.
Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.  By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Fitch Ratings Inc. (“Fitch”) Long-Term Obligation Ratings.
The Primary Credit Rating Scales (those featuring the symbols ‘AAA’-‘D’ and ‘F1’-‘D’) are used for debt and financial strength ratings. The below section describes their use for issuers and obligations in corporate, public and structured and infrastructure and project finance debt markets.
AAA: Obligations rated AAA are deemed to be of the highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Obligations rated AA are deemed to be of very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: Obligations rated A are deemed to be of high credit quality. An A rating denotes expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Obligations rated BBB are deemed to be of good credit quality. BBB ratings indicate expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB: Obligations rated BB are deemed to be speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B: Obligations rated B are deemed to be highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Obligations rated CCC are deemed to have substantial credit risk. CCC ratings indicate that default is a real possibility.
CC: Obligations rated CC are deemed to have very high levels of credit risk. CC ratings indicate that default of some kind appears probable.
C: Obligations rated C are near default.  A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include: (a) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (b) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;  (c) the formal announcement by the issuer or their agent of a distressed debt exchange; or (d) a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD: A rating of RD denotes Restricted Default. Obligations rated RD indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: (a) the selective payment default on a specific class or currency of debt; (b) the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (c) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or (d) ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: A rating of D denotes Default.  Obligations rated D indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ National Rating category, to categories below ‘CCC’, or to Short-Term National Ratings other than ‘F1’.
S&P Global Ratings Short-Term Issue Credit Ratings.
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Note: Dual Ratings.  Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Credit Ratings.
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Fitch Short-Term Credit Ratings.
Fitch Ratings’ short-term ratings are based on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: A rating of F1 indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2: A rating of F2 indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3: A rating of F3 indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
B: A rating of B indicates an uncertain  capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.
C: A rating of C indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
RD: A rating of RD denotes Restricted Default.  It indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: A rating of D indicates  actual or imminent payment default.
S&P Global Ratings Short-Term Municipal Note Credit Ratings.
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

• Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
• Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Moody’s Short-Term Municipal Debt and Demand Obligation Ratings.
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels-MIG 1 through MIG 3-while speculative grade short-term obligations are designated SG.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

GENERAL INFORMATION
Custodian.  The Bank of New York Mellon Corp. (“BNY Mellon”), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.  BNY Mellon employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets.
Audits and Reports.  The accounts of the Funds are audited twice a year by Tait, Weller & Baker LLP, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108.  Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.
Legal Counsel.  K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006, serves as counsel to the Funds.
Transfer Agent.  Foresters Investor Services, Inc. (“FIS”), Raritan Plaza I, Edison, NJ 08837, an affiliate of FIMCO and FFS, acts as transfer agent for the Funds and as redemption agent for regular redemptions. FIS provides services to account holders that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Funds.  FIS receives fees from the Funds that are assessed primarily based upon the number and type of accounts that are maintained, or in the case of the Institutional Class shares via an asset based fee, in accordance with a fee schedule that is approved by the Board of the Funds.  In addition, the Funds reimburse FIS for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items.  The Transfer Agent’s telephone number is 1(800) 423-4026.
Retirement and Other Tax-Deferred Accounts.  Foresters Financial Services, Inc. acts as custodian or trustee on certain retirement and other tax-deferred accounts (such as IRAs, 403(b)s, 457s and ESAs) that are opened and maintained through FIS on behalf of the custodian/trustee.  There is an annual custodial fee for each type of account serviced by the custodian, irrespective of the number of Funds that are held in the account.  The account holder is responsible for paying this fee and the fee will be automatically deducted from the account in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the custodial agreement and previously described in this SAI.  The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.
Shareholder and Trustee Liability.  Each First Investors Fund is organized as a Delaware statutory trust.  The Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Trust.  Further, any note, bond, contract or other written obligation of the Trust or Fund may contain a disclaimer that the obligation may be only enforced against the assets of the Trust or Fund, but the omission of such disclaimer will not operate to bind or create personal liability for any shareholder or Trustee.
Each Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund.  Each Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.  The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote.  Each Fund’s Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.  Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

APPENDIX A:
TAX INFORMATION

The following is a general discussion of the federal tax law considerations affecting the First Investors Funds (each, a “Fund”).  The discussions of the General Tax Treatment of Distributions and Dispositions of Shares, Taxation of the Funds in General, and Special Rules for Tax Exempt Funds (see Sections B, C, and D below, respectively) generally are not applicable to shareholders who hold Fund shares through an IRA, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or another tax-deferred investment vehicle.  If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should review the prospectus for that Fund and the statement of additional information (“SAI”) for the First Investors Life Series Funds, as well as the prospectus and other information for that insurance product, for information concerning federal tax considerations applicable thereto.
A. Compliance with Subchapter M
Each Fund, which is treated as a separate corporation for federal tax purposes, either (1) has elected to be, and has qualified each taxable year for treatment as, a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”) or (2) if it had not completed a taxable year by the date of this SAI, will elect to be and will qualify each taxable year for treatment as a RIC.  To continue qualifying or to qualify for treatment as a RIC, a Fund must meet the following requirements each taxable year:
(1) The Fund must distribute to its shareholders for each taxable year at least the sum of (a) 90% of its investment company taxable income (consisting generally of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions) plus (b) 90% of its net interest income excludable from gross income under section 103(a) of the Code, all determined without regard to any deduction for dividends paid (“Distribution Requirement”);
(2) The Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (i.e., a “publicly traded partnership” that is treated as a partnership for federal tax purposes and derives less than 90% of its gross income from the items described in clause (a)) (“QPTP”) (“Income Requirement”); and
(3) At the close of each quarter of the  taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of that value and that does not represent more than 10% of the issuer’s outstanding voting securities (which, for those purposes, includes a QPTP’s equity securities), and (b) not more than 25% of that value be invested in (i) the securities (other than Government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls (by owning 20% or more of their voting power) that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (“Diversification Requirements”).
If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.  If a Fund failed to qualify for that treatment for any taxable year -- either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements -- it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders.  Those shareholders would treat all those distributions, including distributions that otherwise would be “exempt-interest dividends” (see “D. Special Rules for Tax Exempt Funds” below) and distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income; except that, for individual and certain other non-corporate shareholders
II-A-1

(each, a “non-corporate shareholder”), the part thereof that is “qualified dividend income” (as described below) would be subject to federal income tax at the rates for net capital gain ‑‑ a maximum of 15% for a single shareholder, or married shareholder filing jointly, with taxable income not exceeding certain thresholds and 20% for non-corporate shareholders with taxable income exceeding the thresholds, which will be adjusted for inflation annually (collectively, “Maximum Capital Gain Rates”).  All or part of those dividends also would be eligible for the dividends-received deduction available to corporations (“DRD”) under certain circumstances.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.
B. General Tax Treatment of Distributions and Dispositions of Shares
Dividends a Fund distributes to its shareholders that are derived from its investment company taxable income (and, in the case of a Fund that is a series of First Investors Equity Funds or First Investors Income Funds (each, an “Equity/Income Fund”), its net tax-exempt interest income) are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares.  Distributions from a Fund’s net capital gain are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares; those distributions are subject to the Maximum Capital Gain Rates.  Dividends and other distributions also may be subject to state and local taxes.
A portion of the dividends from a Fund’s investment company taxable income may be eligible for (1) the Maximum Capital Gain Rates, which apply to “qualified dividend income” that non-corporate shareholders receive, and (2) the DRD allowed to corporations.  The eligible portion may not exceed the aggregate dividends a Fund receives from most U.S. corporations and, for purposes of the Maximum Capital Gain Rates, certain foreign corporations.  In addition, the availability of those rates and the DRD is subject to certain holding period and other restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid -- which holding period restrictions may significantly reduce, or even eliminate, the amount of dividends the Covered Call Strategy Fund earns that will constitute “qualified dividend income” (and, therefore, be distributable as such to its shareholders) -- and on each shareholder with respect to the Fund shares on which the Fund dividends were paid.
Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January.  Accordingly, those distributions are taxed to shareholders for the year in which that December 31 falls.
Any capital gain a non-corporate shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the Maximum Capital Gain Rates.  If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see “D. Special Rules for Tax Exempt Funds” below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  A loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent those shares are replaced by other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares (a so-called “wash sale”) (which could occur, for example, as a result of reinvesting Fund distributions).  In that event, the basis in the acquired shares will be adjusted to reflect the disallowed loss.
If an investor buys shares shortly before the record date of a taxable dividend or other distribution, the entire amount received will be taxable even though a part of the distribution is actually a return of part of the purchase price.  This is called “buying a distribution.”  There is no advantage to buying a distribution, because a Fund’s NAV per share is reduced by the amount of the distribution.
Each Fund must withhold and remit to the U.S. Treasury “backup withholding” at the current rate of 24% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any non-corporate shareholder who fails to certify that the TIN furnished to the Fund is correct, who furnishes an incorrect TIN, or (except with respect to redemption proceeds) who is designated by the IRS as being subject to backup withholding.  Backup withholding does not constitute an additional tax and may be claimed as a credit on a shareholder’s federal income tax return.
The Code does not require a RIC to issue a Form 1099-DIV to report taxable distributions for a year of less than $10 per Fund account, unless the account is subject to IRS-imposed backup withholding.
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A Fund shareholder who wants to use a method other than the average basis method for determining basis in his or her Covered Shares (see “Information Regarding Basis Reporting and Election” above) must elect to do so in writing.  If a Fund shareholder fails to affirmatively elect a basis determination method, then basis determination will be made in accordance with the Funds’ Default Basis Method, which is average basis.  If, however, a Fund shareholder wishes to use a different acceptable method for basis determination (e.g., a specific identification method), the shareholder may elect to do so.  The basis determination method a Fund shareholder elects (or the Funds’ Default Basis Method) with respect to a redemption or exchange of Covered Shares may not be changed after the settlement date of the redemption or exchange.
In addition to the requirement to report the gross proceeds from a redemption of shares, each Fund (or its transfer agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.
An individual must pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including taxable dividends and other distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers).  This tax is in addition to any other taxes due on that income.  A similar tax applies to estates and trusts.  Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
Dividends from a Fund’s investment company taxable income that are paid to a shareholder who is a non-resident alien individual or foreign entity (a “non-U.S. person”) generally are subject to 30% federal withholding tax unless (1) a reduced rate of withholding or a withholding exemption is provided under an applicable treaty or (2) the non-U.S. person’s ownership of the Fund’s shares is effectively connected with a trade or business within the United States the person conducts.  However, two categories of dividends paid by an Equity/Income Fund to non-U.S. persons (with certain exceptions) and reported by it in writing to its shareholders, “short-term capital gain dividends” and “interest-related dividends,” are exempt from that tax.  “Short-term capital gain dividends” are dividends that are attributable to net short-term gain, computed with certain adjustments.  “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount (“OID”), interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are shareholders in a Fund may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends paid by the Fund and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares paid after December 31, 2018.  As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, reports information regarding substantial U.S. owners.
An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.
The U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  Entities in those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations.  An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.
An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S.
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owners or (2) it does have one or more such owners and reports the name, address, and TIN of each such owner.  The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.
Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above.  Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.
C. Taxation of the Funds in General
Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Dividends and interest a Fund receives, and gains a Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid.  The Global Fund and the International Fund, each a series of First Investors Equity Funds, each has filed such an election with the IRS for each taxable year in which it has been eligible to do so.  Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income.  If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income.  Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign-source income is “qualified passive income” may elect each taxable year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.
If a Fund invests in the stock of a “passive foreign investment company” (“PFIC”), special tax rules apply.  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock and of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the Maximum Capital Gain Rates on non-corporate shareholders’ “qualified dividend income” described above.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.
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A Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis in that stock as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.
If a Fund invests in non-municipal zero coupon or other securities issued with OID, the Fund must include in its gross income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year.  Similarly, each Fund must include in its gross income securities it receives as “interest” on pay-in-kind securities.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any taxable OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.
If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as “qualifying” income under the Income Requirement.
Some futures, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index, but excluding listed options to buy or sell stock) -- except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- in which a Fund invests may be subject to section 1256 of the Code (each, a “section 1256 contract”).  Any section 1256 contract a Fund holds at the end of its taxable year generally must be “marked-to-market” (i.e., treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be included in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.
Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.  If a Fund’s section 988 losses exceed its other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year (including those
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made before the losses were realized) would be characterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes.  Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses.  Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
The rules described in the preceding paragraph do not apply, however, if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle.  A qualified covered call option is defined as any option granted by a Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determines has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” and (4) gain or loss with respect to the option is not ordinary income or loss.
If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale.  If a Fund allows a purchased call option to lapse, it will realize a capital loss.  If a Fund exercises such an option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.
If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).
A Fund may invest in the equity securities of corporations or other entities that invest in U.S. real property, including REITs.  The sale of a U.S. real property interest by a REIT or United States real property holding corporation in which a Fund invests may trigger special tax consequences to the Fund’s shareholders that are non-U.S. persons, who are urged to consult their tax advisers regarding those consequences.
A Fund may invest in REITs that (1) hold residual interests in “real estate mortgage investment conduits” (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be “taxable mortgage pools” (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A part of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, the U.S.
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Treasury Department and the IRS issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance (which has not yet been issued), the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their “unrelated business taxable income” (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations, currently 21%) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to non-U.S. persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  A Fund will not invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of one or more of the distributions they have made during that year, which would result at that time in a Fund that invests in such a REIT also having to re-categorize some of the distributions it made to its shareholders.  These changes would be reflected in the annual Forms 1099 sent to shareholders, which generally will be distributed in February of each year.  A Fund may, however, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to shareholders on a single form (rather than having to send them amended forms).
D. Special Rules for Tax Exempt Funds
Special rules apply to the dividends paid by the Funds that invest primarily in municipal securities that pay interest that is excludable from gross income for federal income tax purposes (“tax-exempt”) (each, a “Tax Exempt Fund”).
The portion of the dividends a Tax Exempt Fund pays equal to the excess of its tax exempt interest  over certain amounts disallowed as deductions (thus excluding distributions of capital gains) will qualify as “exempt-interest dividends” and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities that pay tax-exempt interest; each Tax Exempt Fund intends to continue to satisfy this requirement.  The aggregate dividends excludable from a Fund’s shareholders’ gross income may not exceed its net tax-exempt income.  Shareholders’ treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code; they should consult their tax advisers concerning this matter.
If shares of a Tax Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.
Except as noted in the following sentence, tax-exempt interest paid on certain private activity bonds (“PABs”) (including, to the extent a Tax Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax (“AMT”).  Interest on PABs is not a tax preference item with respect to bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009.  Entities or other persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax Exempt Fund because, for users of certain of these
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facilities, the interest on PABs is not exempt from federal income tax.  For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.
Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for a taxable year for recipients whose “modified adjusted gross income” (which includes exempt-interest dividends) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient’s income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax Exempt Fund shares is not deductible for federal income tax purposes.
A Tax Exempt Fund may invest in municipal bonds that are purchased, generally not on their original issue, with “market discount” (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“municipal market discount bonds”).  Market discount on such a bond that is less than the product of (1) 0.25% of the bond’s redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond is disregarded.   Market discount on a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date thereof to the date of its maturity.  Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition.  In lieu of treating the disposition gain as above, a Tax Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.
If a Tax Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders, at the Maximum Capital Gain Rates in the cases of non-corporate shareholders.  There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax Exempt Fund.
E. Special Rules for Fund-of-Funds
In certain circumstances under which a Fund invests its net investable assets in shares of a combination of underlying funds (each, an “Underlying Fund”), the Fund’s income will consist of distributions from the Underlying Funds and net gains realized from the disposition of Underlying Fund shares.  If an Underlying Fund qualifies for treatment as a RIC -- each existing Underlying Fund for which FIMCO is the investment adviser has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to a Fund from the Underlying Fund’s investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to the extent of the Underlying Fund’s earning and profits and (2) distributions paid to the Fund from the Underlying Fund’s net capital gain will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Fund’s shares.  If a Fund purchases shares of an Underlying Fund within 30 days before or after redeeming other shares of that Underlying Fund at a loss (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis in the newly purchased shares.
An Underlying Fund will be eligible to elect to “pass-through” to its shareholders (including an investing Fund) the benefit of the foreign tax credit or deduction with respect to any foreign taxes it pays if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations (see “C. Taxation of the Funds in General” above).  An investing Fund that does not meet that requirement, however, will not qualify to pass that benefit through to its shareholders unless it is a “qualified fund of funds” (that is, a RIC that, at the close of each quarter of its taxable year, has at least 50% of the value of its total assets represented by interests in other RICs).

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APPENDIX B:
PROXY VOTING GUIDELINES
Attached is a copy of Glass Lewis’ Proxy Paper Guidelines.

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2018

PROXY PAPER™

GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO PROXY ADVICE

UNITED STATES

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GLASS LEWIS

GUIDELINES INTRODUCTION	1
Summary of Changes for the 2018 United States Policy Guidelines	1

A BOARD OF DIRECTORS THAT SERVES THE INTERESTS OF SHAREHOLDERS	3
Election of Directors	3
Independence	3
Voting Recommendations on the Basis of Board Independence	5
Committee Independence	5
Independent Chair	5
Performance	6
Voting Recommendations on the Basis of Performance	7
Board Responsiveness	7
The Role of a Committee Chair	8
Audit Committees and Performance	9
Standards for Assessing the Audit Committee	9
Compensation Committee Performance	11
Nominating and Governance Committee Performance	13
Board-Level Risk Management Oversight	15
Environmental and Social Risk Oversight	16
Director Commitments	16
Other Considerations	17
Controlled Companies	18
Significant Shareholders	19
Governance Following an IPO or Spin-Off	19
Dual-Listed or Foreign Incorporated Companies	20
Mutual Fund Boards	20
Declassified Boards	21
Board Composition and Refreshment	22
Board Gender Diversity	22
Proxy Access	23
Majority Vote for the Election of Directors	23
The Plurality Vote Standard	23
Advantages of a Majority Vote Standard	24
Conflicting Proposals	24

I

TRANSPARENCY AND INTEGRITY IN FINANCIAL REPORTING	25
Auditor Ratification	25
Voting Recommendations on Auditor Ratification	25
Pension Accounting Issues	26

THE LINK BETWEEN COMPENSATION AND PERFORMANCE	27
Advisory Vote on Executive Compensation (“Say-on-Pay”)	27
Say-on-Pay Voting Recommendations	28
Company Responsiveness	29
Pay for Performance	29
Short-Term Incentives	30
Long-Term Incentives	30
Transitional and One-Off Awards	31
Recoupment Provisions (“Clawbacks”)	32
Hedging of Stock	32
Pledging of Stock	32
Compensation Consultant Independence	33
CEO Pay Ratio	33
Frequency of Say-on-Pay	34
Vote on Golden Parachute Arrangements	34
Equity-Based Compensation Plan Proposals	34
Option Exchanges	35
Option Backdating, Spring-Loading and Bullet-Dodging	36
Director Compensation Plans	37
Employee Stock Purchase Plans	37
Executive Compensation Tax Deductibility (IRS 162(m) Compliance)	37

GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE	39
Anti-Takeover Measures	39
Poison Pills (Shareholder Rights Plans)	39
NOL Poison Pills	40
Fair Price Provisions	40
Reincorporation	41
Exclusive Forum and Fee-Shifting Bylaw Provisions	41
Authorized Shares	42
Advance Notice Requirements	43
Virtual Shareholder Meetings	43
Voting Structure	44
Dual-Class Share Structures	44

II

Cumulative Voting	44
Supermajority Vote Requirements	45
Transaction of Other Business	45
Anti-Greenmail Proposals	45
Mutual Funds: Investment Policies and Advisory Agreements	45
Real Estate Investment Trusts	46
Preferred Stock Issuances at REITs	46
Business Development Companies	46
Authorization to Sell Shares at a Price Below Net Asset Value	46

COMPENSATION, ENVIRONMENTAL, SOCIAL AND GOVERNANCE SHAREHOLDER INITIATIVES	48

III

Guidelines Introduction

Glass Lewis evaluates these guidelines on an ongoing basis and formally updates them on an annual basis. This year we’ve made noteworthy revisions in the following areas, which are summarized below but discussed in greater detail in the relevant section of this document:

SUMMARY OF CHANGES FOR THE 2018 UNITED STATES POLICY GUIDELINES

BOARD GENDER DIVERSITY
We have added a discussion of how Glass Lewis considers gender diversity on boards of directors. As with previous years, Glass Lewis will continue to closely review the composition of the board and may note as a concern instances where we believe the board lacks representation of diverse director candidates, including those boards which have no female directors.
In 2018, we will not make voting recommendations solely on the basis of the diversity of the board; rather, it will be one of many considerations we make when evaluating companies’ oversight structures. Beginning in 2019, however, Glass Lewis will generally recommend voting against the nominating committee chair of a board that has no female members. Depending on other factors, including the size of the company, the industry in which the company operates and the governance profile of the company, we may extend this recommendation to vote against other nominating committee members. Also, when making these voting recommendations, we will carefully review a company’s disclosure of its diversity considerations and may refrain from recommending shareholders vote against directors of companies outside the Russell 3000 index, or when boards have provided a sufficient rationale for not having any female board members, or have disclosed a plan to address the lack of diversity on the board.
DUAL-CLASS SHARE STRUCTURES
We have added a discussion of how Glass Lewis considers dual-class share structures when analyzing a company’s governance. Glass Lewis believes dual-class voting structures are typically not in the best interests of common shareholders and that allowing one vote per share generally operates as a safeguard for common shareholders by ensuring that those who hold a significant minority of shares are able to weigh in on issues set forth by the board.
With regards to our evaluation of corporate governance following an IPO or spin-off within the past year, we have not changed our general approach; however, we will now include the presence of dual-class share structures as an additional factor in determining whether shareholder rights are being severely restricted indefinitely.
BOARD RESPONSIVENESS
In light of evolving investor sentiment, we have clarified that we consider that the board generally has an imperative to respond to shareholder dissent from a proposal at an annual meeting of more than 20% of votes cast — particularly in the case of a compensation or director election proposal.
With regards to companies where voting control is held through a dual-class share structure with disproportionate voting and economic rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. Where vote results indicate that a majority of unaffiliated shareholders supported a shareholder proposal or opposed a management proposal, we believe the board should demonstrate an appropriate level of responsiveness.
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VIRTUAL SHAREHOLDER MEETINGS
Glass Lewis is aware that a relatively small but growing contingent of companies have elected to hold shareholder meetings by virtual means only. We believe that virtual meeting technology can be a useful complement to a traditional, in-person shareholder meeting by expanding participation of shareholders who are unable to attend a shareholder meeting in person (i.e. a “hybrid meeting”). However, we also believe that virtual-only meetings have the potential to curb the ability of a company’s shareholders to meaningfully communicate with the company’s management.
In 2018, we will not make voting recommendations solely on the basis that a company is holding a virtual-only meeting. When analyzing the governance profile of companies that choose to hold virtual-only meetings, we look for robust disclosure in a company’s proxy statement which assures shareholders that they will be afforded the same rights and opportunities to participate as they would at an in-person meeting. Beginning in 2019, however, Glass Lewis will generally recommend voting against members of the governance committee of a board where the board is planning to hold a virtual-only shareholder meeting and the company does not provide such disclosure.
DIRECTOR COMMITMENTS
While there is no change to our director overboarding policy, we have clarified our approach to evaluating outside commitments of directors who serve in executive roles other than CEO (e.g., executive chair). When determining whether to apply our limit of two total board memberships for public executives, we will evaluate the specific duties and responsibilities of their executive role in addition to the company’s disclosure regarding that director’s time commitments.
CEO PAY RATIO
We have added a discussion of the CEO Pay Ratio disclosure required beginning in 2018. Glass Lewis will display the pay ratio as a data point in our Proxy Papers, as available. While we believe the pay ratio has the potential to provide additional insight when assessing a company’s pay practices, at this time it will not be a determinative factor in our voting recommendations.
PAY FOR PERFORMANCE
While there is no change to our pay-for-performance model, we have added clarification regarding the Glass Lewis grading system. Consistent with previous years, our pay-for-performance grades guide our evaluation of compensation committee effectiveness, and we generally recommend voting against compensation committee members at companies with a pattern of failing our pay-for-performance analysis. Unlike a school letter grade, however, a “C” does not indicate a significant lapse; rather, a “C” in the Glass Lewis grade system identifies companies where the pay and performance percentile rankings relative to peers are generally aligned.
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A Board of Directors that Serves the Interests of Shareholders

ELECTION OF DIRECTORS
The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that a board can best protect and enhance the interests of shareholders if it is sufficiently independent, has a record of positive performance, and consists of individuals with diverse backgrounds and a breadth and depth of relevant experience.
INDEPENDENCE
The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.
We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board, and therefore believe such a director’s independence may be hampered, in particular when serving on the audit committee.
Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:
Independent Director — An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.
Affiliated Director — An affiliated director has, (or within the past three years, had) a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose employers have a material financial relationship with the
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1 NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look-back period to directors who have previously served as executives of the company on an interim basis for less than one year.
2 If a company does not consider a non-employee director to be independent, Glass Lewis will classify that director as an affiliate.
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company.3 In addition, we view a director who either owns or controls 20% or more of the company’s voting stock, or is an employee or affiliate of an entity that controls such amount, as an affiliate.4
We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.
Glass Lewis applies a three-year look back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look back.
Definition of “Material”: A material relationship is one in which the dollar value exceeds:
●
$50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; or

●
$120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm and the company pays the firm, not the individual, for services.[5] This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;[6] and any aircraft and real estate dealings between the company and the director’s firm; or

●
1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).[7]

Definition of “Familial” — Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if: i) he or she has a family member who is employed by the company and receives more than $120,000 in annual compensation; or, ii) he or she has a family member who is employed by the company and the company does not disclose this individual’s compensation.
Definition of “Company” — A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.
Inside Director — An inside director simultaneously serves as a director and as an employee of the company. This category may include a board chair who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.
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3 We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”
4 This includes a director who serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership. However, while we will generally consider him/her to be affiliated, we will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.
5 We may deem such a transaction to be immaterial where the amount represents less than 1% of the firm’s annual revenues and the board provides a compelling rationale as to why the director’s independence is not affected by the relationship.
6 We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity. However, unlike for other types of related party transactions, Glass Lewis generally does not apply a look-back period to affiliated relationships involving charitable contributions; if the relationship between the director and the school or charity ceases, or if the company discontinues its donations to the entity, we will consider the director to be independent.
7 This includes cases where a director is employed by, or closely affiliated with, a private equity firm that profits from an acquisition made by the company. Unless disclosure suggests otherwise, we presume the director is affiliated.
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Additionally, we believe a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position.
VOTING RECOMMENDATIONS ON THE BASIS OF BOARD INDEPENDENCE
Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically8 recommend voting against some of the inside and/ or affiliated directors in order to satisfy the two-thirds threshold.
In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chair’s presence.
In addition, we scrutinize avowedly “independent” chairs and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.
COMMITTEE INDEPENDENCE
We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.9 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.
Pursuant to Section 952 of the Dodd-Frank Act, as of January 11, 2013, the SEC approved new listing require-ments for both the NYSE and NASDAQ which require that boards apply enhanced standards of independence when making an affirmative determination of the independence of compensation committee members. Specifically, when making this determination, in addition to the factors considered when assessing general director independence, the board’s considerations must include: (i) the source of compensation of the director, including any consulting, advisory or other compensatory fee paid by the listed company to the director (the “Fees Factor”); and (ii) whether the director is affiliated with the listing company, its subsidiaries, or affiliates of its subsidiaries (the “Affiliation Factor”).
Glass Lewis believes it is important for boards to consider these enhanced independence factors when assessing compensation committee members. However, as discussed above in the section titled Independence, we apply our own standards when assessing the independence of directors, and these standards also take into account consulting and advisory fees paid to the director, as well as the director’s affiliations with the company and its subsidiaries and affiliates. We may recommend voting against compensation committee members who are not independent based on our standards.
INDEPENDENT CHAIR
Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chair creates a better governance structure than a combined CEO/chair position. An executive manages the business
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8 With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the other affiliates or insiders who are up for election just to achieve two-thirds independence. However, we will consider recommending voting against the directors subject to our concern at their next election if the issue giving rise to the concern is not resolved.
9 We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.
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according to a course the board charts. Executives should report to the board regarding their performance in achieving goals set by the board. This is needlessly complicated when a CEO chairs the board, since a CEO/ chair presumably will have a significant influence over the board.
While many companies have an independent lead or presiding director who performs many of the same functions of an independent chair (e.g., setting the board meeting agenda), we do not believe this alternate form of independent board leadership provides as robust protection for shareholders as an independent chair.
It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chair controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.
A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence.
Likewise, an independent chair can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.
Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.
Glass Lewis believes that the installation of an independent chair is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chair fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. Encouragingly, many companies appear to be moving in this direction—one study indicates that only 10 percent of incoming CEOs in 2014 were awarded the chair title, versus 48 percent in 2002.10 Another study finds that 47 percent of S&P 500 boards now separate the CEO and chair roles, up from 37 percent in 2009, although the same study found that only 28 percent of S&P 500 boards have truly independent chairs.11
We do not recommend that shareholders vote against CEOs who chair the board. However, we typically recommend that our clients support separating the roles of chair and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.
Further, where the company has neither an independent chair nor independent lead director, we will recommend voting against the chair of the governance committee.

PERFORMANCE
The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.
We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred serving on the boards of companies with similar problems. Glass Lewis has a proprietary database
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10 Ken Favaro, Per-Ola Karlsson and Gary L. Nelson. “The $112 Billion CEO Succession Problem.” (Strategy+Business, Issue 79, Summer 2015).
11 Spencer Stuart Board Index, 2014, p. 23.
6

of directors serving at over 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.
VOTING RECOMMENDATIONS ON THE BASIS OF PERFORMANCE
We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, excessive compensation, auditor accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders. We will reevaluate such directors based on, among other factors, the length of time passed since the incident giving rise to the concern, shareholder support for the director, the severity of the issue, the director’s role (e.g., committee membership), director tenure at the subject company, whether ethical lapses accompanied the oversight lapse, and evidence of strong oversight at other companies.
Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.
We believe shareholders should avoid electing directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:
1.	A director who fails to attend a minimum of 75% of board and applicable committee meetings, calculated in the aggregate.[12]
2.
A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

3.	A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.
4.
A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

5.
All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

BOARD RESPONSIVENESS
Glass Lewis believes that any time 20% or more of shareholders vote contrary to the recommendation of management, the board should, depending on the issue, demonstrate some level of responsiveness to address the concerns of shareholders. These include instances when 20% or more of shareholders (excluding abstentions and broker non-votes): WITHHOLD votes from (or vote AGAINST) a director nominee, vote AGAINST a management-sponsored proposal, or vote FOR a shareholder proposal. In our view, a 20% threshold is significant enough to warrant a close examination of the underlying issues and an evaluation of whether or not a board response was warranted and, if so, whether the board responded appropriately following the vote, particularly in the case of a compensation or director election proposal. While the 20% threshold alone will not automatically generate a negative vote recommendation from Glass Lewis on a future proposal (e.g., to recommend against a director nominee, against a say-on-pay proposal, etc.), it may be a contributing factor to our recommendation to vote against management’s recommendation in the event we determine that the board did not respond appropriately.
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12 However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.
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With regards to companies where voting control is held through a dual-class share structure with disproportionate voting and economic rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. Where vote results indicate that a majority of unaffiliated shareholders supported a shareholder proposal or opposed a management proposal, we believe the board should demonstrate an appropriate level of responsiveness.
As a general framework, our evaluation of board responsiveness involves a review of publicly available disclosures (e.g., the proxy statement, annual report, 8-Ks, company website, etc.) released following the date of the company’s last annual meeting up through the publication date of our most current Proxy Paper. Depending on the specific issue, our focus typically includes, but is not limited to, the following:
●	At the board level, any changes in directorships, committee memberships, disclosure of related party transactions, meeting attendance, or other responsibilities;
●	Any revisions made to the company’s articles of incorporation, bylaws or other governance documents;
●	Any press or news releases indicating changes in, or the adoption of, new company policies, business practices or special reports; and
●
Any modifications made to the design and structure of the company’s compensation program, as well as an assessment of the company’s engagement with shareholders on compensation issues as discussed in the CD&A, particularly following a material vote against a company’s say-on-pay.

Our Proxy Paper analysis will include a case-by-case assessment of the specific elements of board responsiveness that we examined along with an explanation of how that assessment impacts our current voting recommendations.
THE ROLE OF A COMMITTEE CHAIR
Glass Lewis believes that a designated committee chair maintains primary responsibility for the actions of his or her respective committee. As such, many of our committee-specific voting recommendations are against the applicable committee chair rather than the entire committee (depending on the seriousness of the issue). However, in cases where we would ordinarily recommend voting against a committee chair but the chair is not specified, we apply the following general rules, which apply throughout our guidelines:
●
If there is no committee chair, we recommend voting against the longest-serving committee member or, if the longest-serving committee member cannot be determined, the longest-serving board member serving on the committee (i.e., in either case, the “senior director”); and

●	If there is no committee chair, but multiple senior directors serving on the committee, we recommend voting against both (or all) such senior directors.
In our view, companies should provide clear disclosure of which director is charged with overseeing each committee. In cases where that simple framework is ignored and a reasonable analysis cannot determine which committee member is the designated leader, we believe shareholder action against the longest serving committee member(s) is warranted. Again, this only applies if we would ordinarily recommend voting against the committee chair but there is either no such position or no designated director in such role.
On the contrary, in cases where there is a designated committee chair and the recommendation is to vote against the committee chair, but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will note the concern with regard to the committee chair.
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AUDIT COMMITTEES AND PERFORMANCE
Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”13
When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:
A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting — the full board including the audit committee, financial management including the internal auditors, and the outside auditors — form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.
STANDARDS FOR ASSESSING THE AUDIT COMMITTEE
For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”14
We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller, or similar experience. While we will not necessarily recommend voting against members of an audit committee when such expertise is lacking, we are more likely to recommend voting against committee members when a problem such as a restatement occurs and such expertise is lacking.
Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.
When assessing the decisions and actions of the audit committee, we typically defer to its judgment and generally recommend voting in favor of its members. However, we will consider recommending that shareholders vote against the following:15

1.
All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

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13 Audit Committee Effectiveness – What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.
14 Commission on Public Trust and Private Enterprise. The Conference Board. 2003.
15 As discussed under the section labeled “Committee Chair,” where the recommendation is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against the members of the committee who are up for election; rather, we will note the concern with regard to the committee chair.
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2.
The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

3.	The audit committee chair, if the audit committee did not meet at least four times during the year.

4.	The audit committee chair, if the committee has less than three members.

5.
Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.[16]

6.
All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

7.
The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).

8.
All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are prohibited by the Public Company Accounting Oversight Board (“PCAOB”).

9.	All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

10.	All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11.
The audit committee chair[17] if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

12.	All members of an audit committee where the auditor has resigned and reported that a section 10A18 letter has been issued.

13.	All members of an audit committee at a time when material accounting fraud occurred at the company.[19]

14.	All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:

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16 Glass Lewis may exempt certain audit committee members from the above threshold if, upon further analysis of relevant factors such as the director’s experience, the size, industry-mix and location of the companies involved and the director’s attendance at all the companies, we can reasonably determine that the audit committee member is likely not hindered by multiple audit committee commitments.
17 As discussed under the section labeled “Committee Chair,” in all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.
18 Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.
19 Research indicates that revenue fraud now accounts for over 60% of SEC fraud cases, and that companies that engage in fraud experience significant negative abnormal stock price declines—facing bankruptcy, delisting, and material asset sales at much higher rates than do non-fraud firms (Committee of Sponsoring Organizations of the Treadway Commission. “Fraudulent Financial Reporting: 1998-2007.” May 2010).
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	●	The restatement involves fraud or manipulation by insiders;

	●	The restatement is accompanied by an SEC inquiry or investigation;

	●	The restatement involves revenue recognition;

	●	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

	●	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

15.
All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last five quarters.

16.	All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

17.	All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

18.	All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed (e.g., the company receives an adverse opinion on its financial statements from the auditor).

19.	All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.[20]

20.	All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.
COMPENSATION COMMITTEE PERFORMANCE
Compensation committees have a critical role in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.
Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the board’s compensation
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20 The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.
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consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.
Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. For example, the use of a compensation consultant who maintains a business relationship with company management may cause the committee to make decisions based on information that is compromised by the consultant’s conflict of interests. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.
Central to understanding the actions of a compensation committee is a careful review of the Compensation Discussion and Analysis (“CD&A”) report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. The CD&A is also integral to the evaluation of compensation proposals at companies, such as advisory votes on executive compensation, which allow shareholders to vote on the compensation paid to a company’s top executives.
When assessing the performance of compensation committees, we will consider recommending that shareholders vote against the following:21
1.	All members of a compensation committee during whose tenure the committee failed to address shareholder concerns following majority shareholder rejection of the say-on-pay proposal in the previous year. Where the proposal was approved but there was a significant shareholder vote (i.e., greater than 20% of votes cast) against the say-on-pay proposal in the prior year, if the board did not respond sufficiently to the vote including actively engaging shareholders on this issue, we will also consider recommending voting against the chair of the compensation committee or all members of the compensation committee, depending on the severity and history of the compensation problems and the level of shareholder opposition.

2.	All members of the compensation committee who are up for election and served when the company failed to align pay with performance if shareholders are not provided with an advisory vote on executive compensation at the annual meeting.[22]

3.	Any member of the compensation committee who has served on the compensation committee of at least two other public companies that have consistently failed to align pay with performance and whose oversight of compensation at the company in question is suspect.

4.	All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

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21 As discussed under the section labeled “Committee Chair,” where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will note the concern with regard to the committee chair.
22 If a company provides shareholders with a say-on-pay proposal, we will initially only recommend voting against the company’s say-on-pay proposal and will not recommend voting against the members of the compensation committee unless there is a pattern of failing to align pay and performance and/or the company exhibits egregious compensation practices. However, if the company repeatedly fails to align pay and performance, we will then recommend against the members of the compensation committee in addition to recommending voting against the say-on-pay proposal. For cases in which the disconnect between pay and performance is marginal and the company has outperformed its peers, we will consider not recommending against compensation committee members. In addition, if a company provides shareholders with a say-on-pay proposal, we will initially only recommend voting against the company’s say-on-pay proposal and will not recommend voting against the members of the compensation committee unless there is a pattern of failing to align pay and performance and/or the company exhibits egregious compensation practices. However, if the company repeatedly fails to align pay and performance, we will then recommend against the members of the compensation committee in addition to recommending voting against the say-on-pay proposal.

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5.	All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

6.	All members of the compensation committee if excessive employee perquisites and benefits were allowed.

7.	The compensation committee chair if the compensation committee did not meet during the year.

8.	All members of the compensation committee when the company repriced options or completed a “self tender offer” without shareholder approval within the past two years.

9.	All members of the compensation committee when vesting of in-the-money options is accelerated.

10.	All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

11.	All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

12.	All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

13.	The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

14.	All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.[23]
NOMINATING AND GOVERNANCE COMMITTEE PERFORMANCE
The nominating and governance committee, as an agent for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the committee is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote. (At most companies, a single committee is charged with these oversight functions; at others, the governance and nominating responsibilities are apportioned among two separate committees.)
Consistent with Glass Lewis’ philosophy that boards should have diverse backgrounds and members with a breadth and depth of relevant experience, we believe that nominating and governance committees should consider diversity when making director nominations within the context of each specific company and its industry. In our view, shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse on the basis of age, race, gender and ethnicity, but also on the basis of geographic knowledge, industry experience, board tenure and culture.
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23 In all other instances (i.e., a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.
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Regarding the committee responsible for governance, we will consider recommending that shareholders vote against the following:24

1.
All members of the governance committee[25] during whose tenure a shareholder proposal relating to important shareholder rights received support from a majority of the votes cast (excluding abstentions and broker non-votes) and the board has not begun to implement or enact the proposal’s subject matter.[26] Examples of such shareholder proposals include those seeking a declassified board structure, a majority vote standard for director elections, or a right to call a special meeting. In determining whether a board has sufficiently implemented such a proposal, we will examine the quality of the right enacted or proffered by the board for any conditions that may unreasonably interfere with the shareholders’ ability to exercise the right (e.g., overly restrictive procedural requirements for calling a special meeting).

2.	The governance committee chair,[27] when the chair is not independent and an independent lead or presiding director has not been appointed.[28]

3.	In the absence of a nominating committee, the governance committee chair when there are less than five or the whole nominating committee when there are more than 20 members on the board.

4.	The governance committee chair, when the committee fails to meet at all during the year.

5.
The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e., the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing a shareholder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock exchange listing requirements).

6.
The governance committee chair, when during the past year the board adopted a forum selection clause (i.e., an exclusive forum provision)[29] without shareholder approval, or if the board is currently seeking shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal.

7.
All members of the governance committee during whose tenure the board adopted, without shareholder approval, provisions in its charter or bylaws that, through rules on director compensation, may inhibit the ability of shareholders to nominate directors.

In addition, we may recommend that shareholders vote against the chair of the governance committee, or the entire committee, where the board has amended the company’s governing documents to reduce or remove important shareholder rights, or to otherwise impede the ability of shareholders to exercise such
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24 As discussed in the guidelines section labeled “Committee Chair,” where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will note the concern with regard to the committee chair.
25 If the board does not have a committee responsible for governance oversight and the board did not implement a shareholder proposal that received the requisite support, we will recommend voting against the entire board. If the shareholder proposal at issue requested that the board adopt a declassified structure, we will recommend voting against all director nominees up for election.
26 Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.
27 As discussed in the guidelines section labeled “Committee Chair,” if the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.
28 We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against the governance committee chair as we believe the lack of fixed lead or presiding director means that, effectively, the board does not have an independent board leader.
29 A forum selection clause is a bylaw provision stipulating that a certain state, typically where the company is incorporated, which is most often Delaware, shall be the exclusive forum for all intra-corporate disputes (e.g., shareholder derivative actions, assertions of claims of a breach of fiduciary duty, etc.). Such a clause effectively limits a shareholder’s legal remedy regarding appropriate choice of venue and related relief offered under that state’s laws and rulings.
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right, and has done so without seeking shareholder approval. Examples of board actions that may cause such a recommendation include: the elimination of the ability of shareholders to call a special meeting or to act by written consent; an increase to the ownership threshold required for shareholders to call a special meeting; an increase to vote requirements for charter or bylaw amendments; the adoption of provisions that limit the ability of shareholders to pursue full legal recourse—such as bylaws that require arbitration of shareholder claims or that require shareholder plaintiffs to pay the company’s legal expenses in the absence of a court victory (i.e., “fee-shifting” or “loser pays” bylaws); the adoption of a classified board structure; and the elimination of the ability of shareholders to remove a director without cause.

Regarding the nominating committee, we will consider recommending that shareholders vote against the following:30

1.
All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

2.	The nominating committee chair, if the nominating committee did not meet during the year.

3.	In the absence of a governance committee, the nominating committee chair[31] when the chair is not independent, and an independent lead or presiding director has not been appointed.[32]

4.	The nominating committee chair, when there are less than five or the whole nominating committee when there are more than 20 members on the board.[33]

5.
The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.[34]

In addition, we may consider recommending shareholders vote against the chair of the nominating committee where the board’s failure to ensure the board has directors with relevant experience, either through periodic director assessment or board refreshment, has contributed to a company’s poor performance.

BOARD-LEVEL RISK MANAGEMENT OVERSIGHT

Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firms have complex hedging or trading strategies, those firms should also have a chief risk officer and a risk committee.

Our views on risk oversight are consistent with those expressed by various regulatory bodies. In its December 2009 Final Rule release on Proxy Disclosure Enhancements, the SEC noted that risk oversight is a key competence
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30 As discussed in the guidelines section labeled “Committee Chair,” where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will note the concern with regard to the committee chair.
31 As discussed under the section labeled “Committee Chair,” if the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.
32 In the absence of both a governance and a nominating committee, we will recommend voting against the board chair on this basis, unless if the chair also serves as the CEO, in which case we will recommend voting against the longest-serving director.
33 In the absence of both a governance and a nominating committee, we will recommend voting against the board chair on this basis, unless if the chair also serves as the CEO, in which case we will recommend voting against the the longest-serving director.
34 Considering that shareholder discontent clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the severity of the issue(s) that initially raised shareholder concern as well as company responsiveness to such matters, and will only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 20% or more) vote against based on the same analysis.
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of the board and that additional disclosures would improve investor and shareholder understanding of the role of the board in the organization’s risk management practices. The final rules, which became effective on February 28, 2010, now explicitly require companies and mutual funds to describe (while allowing for some degree of flexibility) the board’s role in the oversight of risk.
When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee’s poor oversight contributed to the loss, we will recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise)35, we will consider recommending to vote against the board chair on that basis. However, we generally would not recommend voting against a combined chair/CEO, except in egregious cases.
ENVIRONMENTAL AND SOCIAL RISK OVERSIGHT
Companies face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight thereof. Therefore, Glass Lewis views the identification, mitigation and management of environmental and social risks as integral components when evaluating a company’s overall risk exposure. We believe boards should ensure that management conducts a complete risk analysis of company operations, including those that have environmental and social implications. Directors should monitor management’s performance in managing and mitigating these environmental and social risks in order to eliminate or minimize the risks to the company and its shareholders. In cases where the board or management has failed to sufficiently identify and manage a material environmental or social risk that did or could negatively impact shareholder value, we will recommend shareholders vote against directors responsible for risk oversight in consideration of the nature of the risk and the potential effect on shareholder value.
DIRECTOR COMMITMENTS
We believe that directors should have the necessary time to fulfill their duties to shareholders. In our view, an overcommitted director can pose a material risk to a company’s shareholders, particularly during periods of crisis. In addition, recent research indicates that the time commitment associated with being a director has been on a significant upward trend in the past decade.36 As a result, we generally recommend that shareholders vote against a director who serves as an executive officer of any public company while serving on more than two public company boards and any other director who serves on more than five public company boards.
Because we believe that executives will primarily devote their attention to executive duties, we generally will not recommend that shareholders vote against overcommitted directors at the companies where they serve as an executive.
When determining whether a director’s service on an excessive number of boards may limit the ability of the director to devote sufficient time to board duties, we may consider relevant factors such as the size and location of the other companies where the director serves on the board, the director’s board roles at the companies in question, whether the director serves on the board of any large privately-held companies, the director’s tenure on the boards in question, and the director’s attendance record at all companies. In the case of directors who serve in executive roles other than CEO (e.g., executive chair), we will evaluate the specific duties and responsibilities of that role in determining whether an exception is warranted.
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35 A committee responsible for risk management could be a dedicated risk committee, the audit committee, or the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.
36 For example, the 2015-2016 NACD Public Company Governance Survey states that, on average, directors spent a total of 248.2 hours annual on board-related matters during the past year, which it describes as a “historically high level” that is significantly above the average hours recorded in 2006. Additionally, the 2015 Spencer Stuart Board Index indicates that the average number of outside board seats held by CEOs of S&P 500 companies is 0.6, down from 0.7 in 2009 and 0.9 in 2004.
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We may also refrain from recommending against certain directors if the company provides sufficient rationale for their continued board service. The rationale should allow shareholders to evaluate the scope of the directors’ other commitments, as well as their contributions to the board including specialized knowledge of the company’s industry, strategy or key markets, the diversity of skills, perspective and background they provide, and other relevant factors. We will also generally refrain from recommending to vote against a director who serves on an excessive number of boards within a consolidated group of companies or a director that represents a firm whose sole purpose is to manage a portfolio of investments which include the company.
OTHER CONSIDERATIONS
In addition to the three key characteristics — independence, performance, experience — that we use to evaluate board members, we consider conflict-of-interest issues as well as the size of the board of directors when making voting recommendations.
Conflicts of Interest
We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of directors:
1.
A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Due to the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

2.
A director who provides — or a director who has an immediate family member who provides — material consulting or other material professional services to the company. These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.

3.
A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000. Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

4.
Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.[37]

5.
All board members who served at a time when a poison pill with a term of longer than one year was adopted without shareholder approval within the prior twelve months.[38] In the event a board is classified and shareholders are therefore unable to vote against all directors, we will recommend voting against the remaining directors the next year they are up for a shareholder vote. If a poison pill with a term of one year or less was adopted without shareholder approval, and without adequate justification, we will consider recommending that shareholders vote against all members of the governance committee. If the board has, without seeking shareholder approval, and without adequate justification, extended the term of a poison pill by one year or less in two consecutive years, we will consider recommending that shareholders vote against the entire board.

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37 We do not apply a look-back period for this situation. The interlock policy applies to both public and private companies. We will also evaluate multiple board interlocks among non-insiders (i.e., multiple directors serving on the same boards at other companies), for evidence of a pattern of poor oversight.
38 Refer to Section V. Governance Structure and the Shareholder Franchise for further discussion of our policies regarding anti-takeover measures, including poison pills.
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Size of the Board of Directors
While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.
To that end, we typically recommend voting against the chair of the nominating committee (or the governance committee, in the absence of a nominating committee) at a board with fewer than five directors or more than 20 directors.39
CONTROLLED COMPANIES
We believe controlled companies warrant certain exceptions to our independence standards. The board’s function is to protect shareholder interests; however, when an individual, entity (or group of shareholders party to a formal agreement) owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds board independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.
Independence Exceptions
The independence exceptions that we make for controlled companies are as follows:
1.
We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

2.	The compensation committee and nominating and governance committees do not need to consist solely of independent directors.
●
We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

●	Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.
3.
Controlled companies do not need an independent chair or an independent lead or presiding director.  Although an independent director in a position of authority on the board — such as chair or presiding director — can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

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39 The Conference Board, at p. 23 in its May 2003 report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”
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Size of the Board of Directors

We have no board size requirements for controlled companies.

Audit Committee Independence
Despite a controlled company’s status, unlike for the other key committees, we nevertheless believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.
Board Responsiveness at Dual-Class Companies
With regards to companies where voting control is held through a dual-class share structure with disproportionate voting and economic rights, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. Where vote results indicate that a majority of unaffiliated shareholders supported a shareholder proposal or opposed a management proposal, we believe the board should demonstrate an appropriate level of responsiveness.
SIGNIFICANT SHAREHOLDERS
Where an individual or entity holds between 20-50% of a company’s voting power, we believe it is reasonable to allow proportional representation on the board and committees (excluding the audit committee) based on the individual or entity’s percentage of ownership.
GOVERNANCE FOLLOWING AN IPO OR SPIN-OFF
We believe companies that have recently completed an initial public offering (“IPO”) or spin-off should be allowed adequate time to fully comply with marketplace listing requirements and meet basic corporate governance standards. Generally speaking, Glass Lewis refrains from making recommendations on the basis of governance standards (e.g., board independence, committee membership and structure, meeting attendance, etc.) during the one-year period following an IPO.
However, some cases warrant shareholder action against the board of a company that have completed an IPO or spin-off within the past year. When evaluating companies that have recently gone public, Glass Lewis will review the terms of the applicable governing documents in order to determine whether shareholder rights are being severely restricted indefinitely. We believe boards that approve highly restrictive governing documents have demonstrated that they may subvert shareholder interests following the IPO. In conducting this evaluation, Glass Lewis will consider:
1.	The adoption of anti-takeover provisions such as a poison pill or classified board
2.	Supermajority vote requirements to amend governing documents
3.	The presence of exclusive forum or fee-shifting provisions
4.	Whether shareholders can call special meetings or act by written consent
5.	The voting standard provided for the election of directors
6.	The ability of shareholders to remove directors without cause
7.	The presence of evergreen provisions in the Company’s equity compensation arrangements
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8.	The presence of a dual-class share structure which does not afford common shareholders voting power that is aligned with their economic interest
In cases where a board adopts an anti-takeover provision preceding an IPO, we will consider recommending to vote against the members of the board who served when it was adopted if the board: (i) did not also commit to submit the anti-takeover provision to a shareholder vote at the company’s first shareholder meeting following the IPO; or (ii) did not provide a sound rationale or sunset provision for adopting the anti-takeover provision in question.
In our view, adopting an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest. This notion is strengthened when a board adopts a classified board with an infinite duration or a poison pill with a five- to ten-year term immediately prior to going public, thereby insulated management for a substantial amount of time.
In addition, shareholders should also be wary of companies that adopt supermajority voting requirements before their IPO. Absent explicit provisions in the articles or bylaws stipulating that certain policies will be phased out over a certain period of time, long-term shareholders could find themselves in the predicament of having to attain a supermajority vote to approve future proposals seeking to eliminate such policies.
DUAL-LISTED OR FOREIGN-INCORPORATED COMPANIES
For companies that trade on multiple exchanges or are incorporated in foreign jurisdictions but trade only in the U.S., we will apply the governance standard most relevant in each situation. We will consider a number of factors in determining which Glass Lewis country-specific policy to apply, including but not limited to: (i) the corporate governance structure and features of the company including whether the board structure is unique to a particular market; (ii) the nature of the proposals; (iii) the location of the company’s primary listing, if one can be determined; (iv) the regulatory/governance regime that the board is reporting against; and (v) the availability and completeness of the company’s SEC filings.
MUTUAL FUND BOARDS
Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s advisor are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.
The following mutual fund policies are similar to the policies for regular public companies:
1.	Size of the board of directors — The board should be made up of between five and twenty directors.
2.	The CFO on the board — Neither the CFO of the fund nor the CFO of the fund’s registered investment advisor should serve on the board.
3.	Independence of the audit committee — The audit committee should consist solely of independent directors.
4.	Audit committee financial expert — At least one member of the audit committee should be designated as the audit committee financial expert.
The following differences from regular public companies apply at mutual funds:
1.
Independence of the board — We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but

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in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.
2.
When the auditor is not up for ratification — We do not recommend voting against the audit committee if the auditor is not up for ratification. Due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

3.
Non-independent chair — The SEC has proposed that the chair of the fund board be independent. We agree that the roles of a mutual fund’s chair and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chair of an investment company’s nominating committee as well as the board chair if the chair and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chair and we agree with them that “an independent board chair would be better able to create conditions favoring the long-term interests of fund shareholders than would a chair who is an executive of the advisor.” (See the comment letter sent to the SEC in support of the proposed rule at http://www.sec.gov/news/studies/indchair.pdf.)

4.
Multiple funds overseen by the same director — Unlike service on a public company board, mutual fund boards require much less of a time commitment. Mutual fund directors typically serve on dozens of other mutual fund boards, often within the same fund complex. The Investment Company Institute’s (“ICI”) Overview of Fund Governance Practices, 1994-2012, indicates that the average number of funds served by an independent director in 2012 was 53. Absent evidence that a specific director is hindered from being an effective board member at a fund due to service on other funds’ boards, we refrain from maintaining a cap on the number of outside mutual fund boards that we believe a director can serve on.

DECLASSIFIED BOARDS
Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.
Empirical studies have shown: (i) staggered boards are associated with a reduction in a firm’s valuation; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.
In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Some research has indicated that shareholders are worse off when a staggered board blocks a transaction; further, when a staggered board negotiates a friendly transaction, no statistically significant difference in premium occurs.40 Additional research found that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”41 A subsequent study reaffirmed that classified boards reduce shareholder value, finding “that the ongoing process of dismantling staggered boards, encouraged by institutional investors, could well contribute to increasing shareholder wealth.”42
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40 Lucian Bebchuk, John Coates IV, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” 55 Stanford Law Review 885-917 (2002).
41 Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).
42 Lucian Bebchuk, Alma Cohen and Charles C.Y. Wang, “Staggered Boards and the Wealth of Shareholders: Evidence from a Natural Experiment,” SSRN: http://ssrn.com/abstract=1706806 (2010), p. 26.
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Shareholders have increasingly come to agree with this view. In 2016, 92% of S&P 500 companies had declassified boards, up from approximately 40% a decade ago.43 Management proposals to declassify boards are approved with near unanimity and shareholder proposals on the topic also receive strong shareholder support; in 2014, shareholder proposals requesting that companies declassify their boards received average support of 84% (excluding abstentions and broker non-votes), whereas in 1987, only 16.4% of votes cast favored board declassification.44 Further, a growing number of companies, nearly half of all those targeted by shareholder proposals requesting that all directors stand for election annually, either recommended shareholders support the proposal or made no recommendation, a departure from the more traditional management recommendation to vote against shareholder proposals.
Given our belief that declassified boards promote director accountability, the empirical evidence suggesting staggered boards reduce a company’s value and the established shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.
BOARD COMPOSITION AND REFRESHMENT
Glass Lewis strongly supports routine director evaluation, including independent external reviews, and periodic board refreshment to foster the sharing of diverse perspectives in the boardroom and the generation of new ideas and business strategies. Further, we believe the board should evaluate the need for changes to board composition based on an analysis of skills and experience necessary for the company, as well as the results of the director evaluations, as opposed to relying solely on age or tenure limits. When necessary, shareholders can address concerns regarding proper board composition through director elections.
In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. This said, we recognize that in rare circumstances, a lack of refreshment can contribute to a lack of board responsiveness to poor company performance.
On occasion, age or term limits can be used as a means to remove a director for boards that are unwilling to police their membership and enforce turnover. Some shareholders support term limits as a way to force change in such circumstances.
While we understand that age limits can aid board succession planning, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. We believe that shareholders are better off monitoring the board’s overall composition, including the diversity of its members, the alignment of the board’s areas of expertise with a company’s strategy, the board’s approach to corporate governance, and its stewardship of company performance, rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.
However, if a board adopts term/age limits, it should follow through and not waive such limits. If the board waives its term/age limits, Glass Lewis will consider recommending shareholders vote against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction like a merger.
BOARD GENDER DIVERSITY

Glass Lewis recognizes the importance of ensuring that the board is comprised of directors who have a diversity of skills, thought and experience, as such diversity benefits companies by providing a broad range of perspectives and insights.45 As with previous years, Glass Lewis will continue to closely review the composition of the board and may note as a concern instances where we believe the board lacks representation of diverse director candidates, including those boards which have no female directors.

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43 Spencer Stuart Board Index, 2016, p. 14.
44 Lucian Bebchuk, John Coates IV and Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Theory, Evidence, and Policy”.
45 http://www.glasslewis.com/wp-content/uploads/2017/03/2017-In-Depth-Report-Gender-Diversity.pdf.
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In 2018, we will not make voting recommendations solely on the basis of the diversity of the board. Rather, it will be one of many considerations we make when evaluating companies’ oversight structures. Beginning in 2019, however, Glass Lewis will generally recommend voting against the nominating committee chair of a board that has no female members. Depending on other factors, including the size of the company, the industry in which the company operates and the governance profile of the company, we may extend this recommendation to vote against other nominating committee members. When making these voting recommendations, we will carefully review a company’s disclosure of its diversity considerations and may refrain from recommending shareholders vote against directors of companies outside the Russell 3000 index, or when boards have provided a sufficient rationale for not having any female board members or have disclosed a plan to address the lack of diversity on the board.
PROXY ACCESS
In lieu of running their own contested election, proxy access would not only allow certain shareholders to nominate directors to company boards but the shareholder nominees would be included on the company’s ballot, significantly enhancing the ability of shareholders to play a meaningful role in selecting their representatives. Glass Lewis generally supports affording shareholders the right to nominate director candidates to management’s proxy as a means to ensure that significant, long-term shareholders have an ability to nominate candidates to the board.
Companies generally seek shareholder approval to amend company bylaws to adopt proxy access in response to shareholder engagement or pressure, usually in the form of a shareholder proposal requesting proxy access, although some companies may adopt some elements of proxy access without prompting. Glass Lewis considers several factors when evaluating whether to support proposals for companies to adopt proxy access including the specified minimum ownership and holding requirement for shareholders to nominate one or more directors, as well as company size, performance and responsiveness to shareholders.
For a discussion of recent regulatory events in this area, along with a detailed overview of the Glass Lewis approach to Shareholder Proposals regarding Proxy Access, refer to Glass Lewis’ Proxy Paper Guidelines for Shareholder Initiatives, available at www.glasslewis.com.
MAJORITY VOTE FOR THE ELECTION OF DIRECTORS
Majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.
While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.
The number of shareholder proposals requesting that companies adopt a majority voting standard has declined significantly during the past decade, largely as a result of widespread adoption of majority voting or director resignation policies at U.S. companies. In 2016, 88% of the S&P 500 Index had implemented a resignation policy for directors failing to receive majority shareholder support, compared to 76% in 2011.46
THE PLURALITY VOTE STANDARD
Today, most US companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including that director, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard is the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.”
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46 Spencer Stuart Board Index, 2016, p. 12.
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ADVANTAGES OF A MAJORITY VOTE STANDARD
If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. Given that so few directors (less than 100 a year) do not receive majority support from shareholders, we think that a majority vote standard is reasonable since it will neither result in many failed director elections nor reduce the willingness of qualified, shareholder-focused directors to serve in the future. Further, most directors who fail to receive a majority shareholder vote in favor of their election do not step down, underscoring the need for true majority voting.
We believe that a majority vote standard will likely lead to more attentive directors. Although shareholders only rarely fail to support directors, the occasional majority vote against a director’s election will likely deter the election of directors with a record of ignoring shareholder interests. Glass Lewis will therefore generally support proposals calling for the election of directors by a majority vote, excepting contested director elections.
In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (i.e., a resignation policy) to actually requiring a majority vote of outstanding shares to elect directors.
We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.
CONFLICTING PROPOSALS
On January 16, 2015, the SEC announced that for the 2015 proxy season it would not opine on the application of Rule 14a-8(i)(9) that allows companies to exclude shareholder proposals, including those seeking proxy access, that conflict with a management proposal on the same issue. While the announcement did not render the rule ineffective, a number of companies opted not to exclude a shareholder proposal but rather to allow shareholders a vote on both management and shareholder proposals on the same issue, generally proxy access. The management proposals typically imposed more restrictive terms than the shareholder proposal in order to exercise the particular shareholder right at issue, e.g., a higher proxy access ownership threshold. On October 22, 2015, the SEC issued Staff Legal Bulletin No. 14H (“SLB 14H”) clarifying its rule concerning the exclusion of certain shareholder proposals when similar items are also on the ballot. SLB 14H increases the burden on companies to prove to SEC staff that a conflict exists; therefore, some companies may still choose to place management proposals alongside similar shareholder proposals in the coming year.
When Glass Lewis reviews conflicting management and shareholder proposals, we will consider the following:
●	The nature of the underlying issue;
●	The benefit to shareholders from implementation of the proposal;
●	The materiality of the differences between the terms of the shareholder proposal and management proposal;
●	The appropriateness of the provisions in the context of a company’s shareholder base, corporate structure and other relevant circumstances; and
●
A company’s overall governance profile and, specifically, its responsiveness to shareholders as evidenced by a company’s response to previous shareholder proposals and its adoption of progressive shareholder rights provisions.

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Transparency and Integrity in Financial Reporting

AUDITOR RATIFICATION
The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:
“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”
As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability ... disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”47
On August 16, 2011, the PCAOB issued a Concept Release seeking public comment on ways that auditor independence, objectivity and professional skepticism could be enhanced, with a specific emphasis on mandatory audit firm rotation. The PCAOB convened several public roundtable meetings during 2012 to further discuss such matters. Glass Lewis believes auditor rotation can ensure both the independence of the auditor and the integrity of the audit; we will typically recommend supporting proposals to require auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years), particularly at companies with a history of accounting problems.
VOTING RECOMMENDATIONS ON AUDITOR RATIFICATION
We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chair. When there have been material restatements of annual financial statements or material weaknesses in internal controls, we usually recommend voting against the entire audit committee.
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47 “Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.
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Reasons why we may not recommend ratification of an auditor include:
1.	When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.
2.
Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.[48]

3.	When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.
4.	When audit fees are excessively low, especially when compared with other companies in the same industry.
5.	When the company has aggressive accounting policies.
6.	When the company has poor disclosure or lack of transparency in its financial statements.
7.
Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures without adequate justification.

8.	We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.
PENSION ACCOUNTING ISSUES
A pension accounting question occasionally raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.
Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

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48 An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.
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The Link Between Compensation and Performance

Glass Lewis carefully reviews the compensation awarded to senior executives, as we believe that this is an important area in which the board’s priorities are revealed. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. We believe the most effective compensation arrangements provide for an appropriate mix of performance-based short- and long-term incentives in addition to fixed pay elements while promoting a prudent and sustainable level of risk-taking.
Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which pay is aligned with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. We recognize performance metrics must necessarily vary depending on the company and industry, among other factors, and may include a wide variety of financial measures as well as industry-specific performance indicators. However, we believe companies should disclose why the specific performance metrics were selected and how the actions they are designed to incentivize will lead to better corporate performance.
Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.
ADVISORY VOTE ON EXECUTIVE COMPENSATION (“SAY-ON-PAY”)
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) required companies to hold an advisory vote on executive compensation at the first shareholder meeting that occurs six months after enactment of the bill (January 21, 2011).
This practice of allowing shareholders a non-binding vote on a company’s compensation report is standard practice in many non-US countries, and has been a requirement for most companies in the United Kingdom since 2003 and in Australia since 2005. Although say-on-pay proposals are non-binding, a high level of “against” or “abstain” votes indicates substantial shareholder concern about a company’s compensation policies and procedures.
Given the complexity of most companies’ compensation programs, Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. We review each company’s compensation on a case-by-case basis, recognizing that each company must be examined in the context of industry, size, maturity, performance, financial condition, its historic pay for performance practices, and any other relevant internal or external factors.
We believe that each company should design and apply specific compensation policies and practices that are appropriate to the circumstances of the company and, in particular, will attract and retain competent executives and other staff, while motivating them to grow the company’s long-term shareholder value.
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Where we find those specific policies and practices serve to reasonably align compensation with performance, and such practices are adequately disclosed, Glass Lewis will recommend supporting the company’s approach. If, however, those specific policies and practices fail to demonstrably link compensation with performance, Glass Lewis will generally recommend voting against the say-on-pay proposal.
Glass Lewis reviews say-on-pay proposals on both a qualitative basis and a quantitative basis, with a focus on several main areas:
●	The overall design and structure of the company’s executive compensation programs including selection and challenging nature of performance metrics;
●	The implementation and effectiveness of the company’s executive compensation programs including pay mix and use of performance metrics in determining pay levels;
●	The quality and content of the company’s disclosure;
●	The quantum paid to executives; and
●	The link between compensation and performance as indicated by the company’s current and past pay-for-performance grades.
We also review any significant changes or modifications, and the rationale for such changes, made to the company’s compensation structure or award amounts, including base salaries.
SAY-ON-PAY VOTING RECOMMENDATIONS
In cases where we find deficiencies in a company’s compensation program’s design, implementation or management, we will recommend that shareholders vote against the say-on-pay proposal. Generally such instances include evidence of a pattern of poor pay-for-performance practices (i.e., deficient or failing pay-for-performance grades), unclear or questionable disclosure regarding the overall compensation structure (e.g., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.), questionable adjustments to certain aspects of the overall compensation structure (e.g., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or other egregious compensation practices.
Although not an exhaustive list, the following issues when weighed together may cause Glass Lewis to recommend voting against a say-on-pay vote:
●	Inappropriate peer group and/or benchmarking issues;
●	Inadequate or no rationale for changes to peer groups;
●	Egregious or excessive bonuses, equity awards or severance payments, including golden handshakes and golden parachutes;
●	Problematic contractual payments, such as guaranteed bonuses;
●	Targeting overall levels of compensation at higher than median without adequate justification;
●	Performance targets not sufficiently challenging, and/or providing for high potential payouts;
●	Performance targets lowered without justification;
●	Discretionary bonuses paid when short- or long-term incentive plan targets were not met;
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●	Executive pay high relative to peers not justified by outstanding company performance; and
●	The terms of the long-term incentive plans are inappropriate (please see “Long-Term Incentives” on page 30).
In instances where a company has simply failed to provide sufficient disclosure of its policies, we may recommend shareholders vote against this proposal solely on this basis, regardless of the appropriateness of compensation levels.
Where we identify egregious compensation practices, we may also recommend voting against the compensation committee based on the practices or actions of its members during the year. Such practices may include: approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices.
COMPANY RESPONSIVENESS
At companies that received a significant level of shareholder opposition (20% or greater) to their say-on-pay proposal at the previous annual meeting, we believe the board should demonstrate some level of engagement and responsiveness to the shareholder concerns behind the discontent, particularly in response to shareholder engagement. While we recognize that sweeping changes cannot be made to a compensation program without due consideration and that a majority of shareholders voted in favor of the proposal, given that the average approval rate for say-on-pay proposals is about 90% we believe the compensation committee should provide some level of response to a significant vote against, including engaging with large shareholders to identify their concerns. In the absence of any evidence that the board is actively engaging shareholders on these issues and responding accordingly, we may recommend holding compensation committee members accountable for failing to adequately respond to shareholder opposition, giving careful consideration to the level of shareholder protest and the severity and history of compensation problems.
PAY FOR PERFORMANCE
Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Our proprietary pay-for-performance model was developed to better evaluate the link between pay and performance of the top five executives at US companies. Our model benchmarks these executives’ pay and company performance against peers selected using Equilar’s market-based peer groups and across five performance metrics. By measuring the magnitude of the gap between two weighted-average percentile rankings (executive compensation and performance), we rank companies based on a grade system. The grades guide our evaluation of compensation committee effectiveness, and we generally recommend voting against compensation committee members at companies with a pattern of failing our pay-for-performance analysis. Unlike a school letter system, however, the letter “C” in the Glass Lewis grade system does not indicate a significant lapse; rather, a “C” in the Glass Lewis grade system identifies companies where the pay and performance percentile rankings relative to peers are generally aligned. This suggests that the company neither overpays nor underpays its executives relative to its comparator group.
The grades “A” and “B” are also designated to companies which align pay with performance. However, these grades indicate lower compensation levels relative to the market and to company performance. A “B” grade stems from slightly higher performance levels in comparison to market peers while executives earn relatively less than peers. Receiving an “A” in our analysis shows that the company is paying significantly less than peers while outperforming the comparator group.
A grade of “D” or “F” in our analysis is due to high pay and low performance relative to the comparator group. In our analysis, we differentiate between a disconnect between pay and performance, “D”, and a significant disconnect, “F”. An “F” grade in our analysis indicates that executives receive significantly higher compensation than peers while underperforming the market.
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We also use this analysis to inform our voting decisions on say-on-pay proposals. As such, if a company receives a failing grade from our proprietary model, we are more likely to recommend that shareholders vote against the say-on-pay proposal. However, other qualitative factors such as an effective overall incentive structure, the relevance of selected performance metrics, significant forthcoming enhancements or reasonable long-term payout levels may give us cause to recommend in favor of a proposal even when we have identified a disconnect between pay and performance.
SHORT-TERM INCENTIVES
A short-term bonus or incentive (“STI”) should be demonstrably tied to performance. Whenever possible, we believe a mix of corporate and individual performance measures is appropriate. We would normally expect performance measures for STIs to be based on company-wide or divisional financial measures as well as non-financial factors such as those related to safety, environmental issues, and customer satisfaction. While we recognize that companies operating in different sectors or markets may seek to utilize a wide range of metrics, we expect such measures to be appropriately tied to a company’s business drivers.
Further, the target and potential maximum awards that can be achieved under STI awards should be disclosed. Shareholders should expect stretching performance targets for the maximum award to be achieved. Any increase in the potential target and maximum award should be clearly justified to shareholders.
Glass Lewis recognizes that disclosure of some measures may include commercially confidential information. Therefore, we believe it may be reasonable to exclude such information in some cases as long as the company provides sufficient justification for non-disclosure. However, where a short-term bonus has been paid, companies should disclose the extent to which performance has been achieved against relevant targets, including disclosure of the actual target achieved.
Where management has received significant STIs but short-term performance over the previous year prima facie appears to be poor or negative, we believe the company should provide a clear explanation of why these significant short-term payments were made. In addition, we believe that where companies use non-GAAP or bespoke metrics, clear reconciliations between these figures and GAAP figures in audited financial statement should be provided.
LONG-TERM INCENTIVES
Glass Lewis recognizes the value of equity-based incentive programs, which are often the primary long-term incentive for executives. When used appropriately, they can provide a vehicle for linking an executive’s pay to company performance, thereby aligning their interests with those of shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.
There are certain elements that Glass Lewis believes are common to most well-structured long-term incentive (“LTI”) plans. These include:
●	No re-testing or lowering of performance conditions;
●	Performance metrics that cannot be easily manipulated by management;
●	Two or more performance metrics;
●	At least one relative performance metric that compares the company’s performance to a relevant peer group or index;
●	Performance periods of at least three years;
●	Stretching metrics that incentivize executives to strive for outstanding performance while not encouraging excessive risk-taking; and
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●	Individual limits expressed as a percentage of base salary.
Performance measures should be carefully selected and should relate to the specific business/industry in which the company operates and, especially, the key value drivers of the company’s business. As with short-term incentive plans, the basis for any adjustments to metrics or results should be clearly explained.
While cognizant of the inherent complexity of certain performance metrics, Glass Lewis generally believes that measuring a company’s performance with multiple metrics serves to provide a more complete picture of the company’s performance than a single metric; further, reliance on just one metric may focus too much management attention on a single target and is therefore more susceptible to manipulation. When utilized for relative measurements, external benchmarks such as a sector index or peer group should be disclosed and transparent. The rationale behind the selection of a specific index or peer group should also be disclosed. Internal benchmarks should also be disclosed and transparent, unless a cogent case for confidentiality is made and fully explained. Similarly, actual performance and vesting levels for previous grants earned during the fiscal year should be disclosed.
We also believe shareholders should evaluate the relative success of a company’s compensation programs, particularly with regard to existing equity-based incentive plans, in linking pay and performance when evaluating new LTI plans to determine the impact of additional stock awards. We will therefore review the company’s pay-for-performance grade (see below for more information) and specifically the proportion of total compensation that is stock-based.
TRANSITIONAL AND ONE-OFF AWARDS
Glass Lewis believes shareholders should generally be wary of awards granted outside of the standard incentive schemes outlined above, as such awards have the potential to undermine the integrity of a company’s regular incentive plans, the link between pay and performance or both. We generally believe that if the existing incentive programs fail to provide adequate incentives to executives, companies should redesign their compensation programs rather than make additional grants.
However, we recognize that in certain circumstances, additional incentives may be appropriate. In these cases, companies should provide a thorough description of the awards, including a cogent and convincing explanation of their necessity and why existing awards do not provide sufficient motivation. Further, such awards should be tied to future service and performance whenever possible.
Similarly, we acknowledge that there may be certain costs associated with transitions at the executive level. We believe that sign-on arrangements should be clearly disclosed and accompanied by a meaningful explanation of the payments and the process by which the amounts are reached. Furthermore, the details of and basis for any “make-whole” payments (which are paid as compensation for forfeited awards from a previous employer) should be provided.
While in limited circumstances such deviations may not be inappropriate, we believe shareholders should be provided with a meaningful explanation of any additional benefits agreed upon outside of the regular arrangements. For severance or sign-on arrangements, we may consider the executive’s regular target compensation levels or the sums paid to other executives (including the recipient’s predecessor, where applicable) in evaluating the appropriateness of such an arrangement.
Additionally, we believe companies making supplemental or one-time awards should also describe if and how the regular compensation arrangements will be affected by these additional grants. In reviewing a company’s use of supplemental awards, Glass Lewis will evaluate the terms and size of the grants in the context of the company’s overall incentive strategy and granting practices, as well as the current operating environment.
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RECOUPMENT PROVISIONS (“CLAWBACKS”)
We believe it is prudent for boards to adopt detailed and stringent bonus recoupment policies to prevent executives from retaining performance-based awards that were not truly earned. We believe such “clawback” policies should be triggered in the event of a restatement of financial results or similar revision of performance indicators upon which bonuses were based. Such policies would allow the board to review all performance-related bonuses and awards made to senior executives during the period covered by a restatement and would, to the extent feasible, allow the company to recoup such bonuses in the event that performance goals were not actually achieved. We further believe clawback policies should be subject to only limited discretion to ensure the integrity of such policies.
Section 954 of the Dodd-Frank Act requires the SEC to create a rule requiring listed companies to adopt policies for recouping certain compensation during a three-year look-back period. The rule applies to incentive-based compensation paid to current or former executives if the company is required to prepare an accounting restatement due to erroneous data resulting from material non-compliance with any financial reporting requirements under the securities laws. However, the SEC has yet to finalize the relevant rules.
These recoupment provisions are more stringent than under Section 304 of the Sarbanes-Oxley Act in three respects: (i) the provisions extend to current or former executive officers rather than only to the CEO and CFO; (ii) it has a three-year look-back period (rather than a twelve-month look-back period); and (iii) it allows for recovery of compensation based upon a financial restatement due to erroneous data, and therefore does not require misconduct on the part of the executive or other employees.
HEDGING OF STOCK
Glass Lewis believes that the hedging of shares by executives in the shares of the companies where they are employed severs the alignment of interests of the executive with shareholders. We believe companies should adopt strict policies to prohibit executives from hedging the economic risk associated with their shareownership in the company.
PLEDGING OF STOCK
Glass Lewis believes that shareholders should examine the facts and circumstances of each company rather than apply a one-size-fits-all policy regarding employee stock pledging. Glass Lewis believes that shareholders benefit when employees, particularly senior executives have “skin-in-the-game” and therefore recognizes the benefits of measures designed to encourage employees to both buy shares out of their own pocket and to retain shares they have been granted; blanket policies prohibiting stock pledging may discourage executives and employees from doing either.
However, we also recognize that the pledging of shares can present a risk that, depending on a host of factors, an executive with significant pledged shares and limited other assets may have an incentive to take steps to avoid a forced sale of shares in the face of a rapid stock price decline. Therefore, to avoid substantial losses from a forced sale to meet the terms of the loan, the executive may have an incentive to boost the stock price in the short term in a manner that is unsustainable, thus hurting shareholders in the long-term. We also recognize concerns regarding pledging may not apply to less senior employees, given the latter group’s significantly more limited influence over a company’s stock price. Therefore, we believe that the issue of pledging shares should be reviewed in that context, as should polices that distinguish between the two groups.
Glass Lewis believes that the benefits of stock ownership by executives and employees may outweigh the risks of stock pledging, depending on many factors. As such, Glass Lewis reviews all relevant factors in evaluating proposed policies, limitations and prohibitions on pledging stock, including:
●	The number of shares pledged;
●	The percentage executives’ pledged shares are of outstanding shares;

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●	The percentage executives’ pledged shares are of each executive’s shares and total assets;
●	Whether the pledged shares were purchased by the employee or granted by the company;
●	Whether there are different policies for purchased and granted shares;
●	Whether the granted shares were time-based or performance-based;
●	The overall governance profile of the company;
●	The volatility of the company’s stock (in order to determine the likelihood of a sudden stock price drop);
●	The nature and cyclicality, if applicable, of the company’s industry;
●	The participation and eligibility of executives and employees in pledging;
●	The company’s current policies regarding pledging and any waiver from these policies for employees and executives; and
●	Disclosure of the extent of any pledging, particularly among senior executives.

COMPENSATION CONSULTANT INDEPENDENCE
As mandated by Section 952 of the Dodd-Frank Act, as of January 11, 2013, the SEC approved new listing requirements for both the NYSE and NASDAQ which require compensation committees to consider six factors in assessing compensation advisor independence. These factors include: (1) provision of other services to the company; (2) fees paid by the company as a percentage of the advisor’s total annual revenue; (3) policies and procedures of the advisor to mitigate conflicts of interests; (4) any business or personal relationships of the consultant with any member of the compensation committee; (5) any company stock held by the consultant; and (6) any business or personal relationships of the consultant with any executive officer of the company. According to the SEC, “no one factor should be viewed as a determinative factor.” Glass Lewis believes this six-factor assessment is an important process for every compensation committee to undertake but believes companies employing a consultant for board compensation, consulting and other corporate services should provide clear disclosure beyond just a reference to examining the six points to allow shareholders to review the specific aspects of the various consultant relationships.
We believe compensation consultants are engaged to provide objective, disinterested, expert advice to the compensation committee. When the consultant or its affiliates receive substantial income from providing other services to the company, we believe the potential for a conflict of interest arises and the independence of the consultant may be jeopardized. Therefore, Glass Lewis will, when relevant, note the potential for a conflict of interest when the fees paid to the advisor or its affiliates for other services exceeds those paid for compensation consulting.
CEO PAY RATIO
As mandated by Section 953(b) of the Dodd-Frank Wall Street Consumer and Protection Act, beginning in 2018, issuers will be required to disclose the median annual total compensation of all employees except the CEO, the total annual compensation of the CEO or equivalent position, and the ratio between the two amounts. Glass Lewis will display the pay ratio as a data point in our Proxy Papers, as available. While we recognize that the pay ratio has the potential to provide additional insight when assessing a company’s pay practices, at this time it will not be a determinative factor in our voting recommendations.
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FREQUENCY OF SAY-ON-PAY
The Dodd-Frank Act also requires companies to allow shareholders a non-binding vote on the frequency of say-on-pay votes, i.e. every one, two or three years. Additionally, Dodd-Frank requires companies to hold such votes on the frequency of say-on-pay votes at least once every six years.
We believe companies should submit say-on-pay votes to shareholders every year. We believe that the time and financial burdens to a company with regard to an annual vote are relatively small and incremental and are outweighed by the benefits to shareholders through more frequent accountability. Implementing biannual or triennial votes on executive compensation limits shareholders’ ability to hold the board accountable for its compensation practices through means other than voting against the compensation committee. Unless a company provides a compelling rationale or unique circumstances for say-on-pay votes less frequent than annually, we will generally recommend that shareholders support annual votes on compensation.
VOTE ON GOLDEN PARACHUTE ARRANGEMENTS
The Dodd-Frank Act also requires companies to provide shareholders with a separate non-binding vote on approval of golden parachute compensation arrangements in connection with certain change-in-control transactions. However, if the golden parachute arrangements have previously been subject to a say-on-pay vote which shareholders approved, then this required vote is waived.
Glass Lewis believes the narrative and tabular disclosure of golden parachute arrangements benefits all shareholders. Glass Lewis analyzes each golden parachute arrangement on a case-by-case basis, taking into account, among other items: the nature of the change-in-control transaction, the ultimate value of the payments particularly compared to the value of the transaction, any excise tax gross-up obligations, the tenure and position of the executives in question before and after the transaction, any new or amended employment agreements entered into in connection with the transaction, and the type of triggers involved (i.e., single vs. double).
EQUITY-BASED COMPENSATION PLAN PROPOSALS
We believe that equity compensation awards, when not abused, are useful for retaining employees and providing an incentive for them to act in a way that will improve company performance. Glass Lewis recognizes that equity-based compensation plans are critical components of a company’s overall compensation program and we analyze such plans accordingly based on both quantitative and qualitative factors.
Our quantitative analysis assesses the plan’s cost and the company’s pace of granting utilizing a number of different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.
We compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm contribute to the creation of enterprise value but not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because, in addition to creeping averages serving to inflate compensation, we believe that some absolute limits are warranted.
We then consider qualitative aspects of the plan such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions. We also
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closely review the choice and use of, and difficulty in meeting, the awards’ performance metrics and targets, if any. We believe significant changes to the terms of a plan should be explained for shareholders and clearly indicated. Other factors such as a company’s size and operating environment may also be relevant in assessing the severity of concerns or the benefits of certain changes. Finally, we may consider a company’s executive compensation practices in certain situations, as applicable.
We evaluate equity plans based on certain overarching principles:
●	Companies should seek more shares only when needed;
●	Requested share amounts should be small enough that companies seek shareholder approval every three to four years (or more frequently);
●	If a plan is relatively expensive, it should not grant options solely to senior executives and board members;
●	Dilution of annual net share count or voting power, along with the “overhang” of incentive plans, should be limited;
●	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group;
●	The expected annual cost of the plan should be proportional to the business’s value;
●	The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results;
●	Plans should not permit re-pricing of stock options;
●	Plans should not contain excessively liberal administrative or payment terms;
●	Plans should not count shares in ways that understate the potential dilution, or cost, to common shareholders. This refers to “inverse” full-value award multipliers;
●	Selected performance metrics should be challenging and appropriate, and should be subject to relative performance measurements; and
●	Stock grants should be subject to minimum vesting and/or holding periods sufficient to ensure sustainable performance and promote retention.

OPTION EXCHANGES

Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.
We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.
In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck.
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There is one circumstance in which a repricing or option exchange program may be acceptable: if macroeconomic or industry trends, rather than specific company issues, cause a stock’s value to decline dramatically and the repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will recommend supporting a repricing if the following conditions are true:
●	Officers and board members cannot participate in the program;
●	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;
●	The exchange is value-neutral or value-creative to shareholders using very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and
●	Management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.
OPTION BACKDATING, SPRING-LOADING AND BULLET-DODGING
Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return.
Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Since 2006, Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.
Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.
The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.
A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.49
Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.
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49 Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.
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Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.
When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.
DIRECTOR COMPENSATION PLANS
Glass Lewis believes that non-employee directors should receive reasonable and appropriate compensation for the time and effort they spend serving on the board and its committees. However, a balance is required. Fees should be competitive in order to retain and attract qualified individuals, but excessive fees represent a financial cost to the company and potentially compromise the objectivity and independence of non-employee directors. We will consider recommending supporting compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. However, equity grants to directors should not be performance-based to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design.
Glass Lewis uses a proprietary model and analyst review to evaluate the costs of equity plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to guide our voting recommendations on stock-based director compensation plans.
EMPLOYEE STOCK PURCHASE PLANS
Glass Lewis believes that employee stock purchase plans (“ESPPs”) can provide employees with a sense of ownership in their company and help strengthen the alignment between the interests of employees and shareholders. We evaluate ESPPs by assessing the expected discount, purchase period, expected purchase activity (if previous activity has been disclosed) and whether the plan has a “lookback” feature. Except for the most extreme cases, Glass Lewis will generally support these plans given the regulatory purchase limit of $25,000 per employee per year, which we believe is reasonable. We also look at the number of shares requested to see if a ESPP will significantly contribute to overall shareholder dilution or if shareholders will not have a chance to approve the program for an excessive period of time. As such, we will generally recommend against ESPPs that contain “evergreen” provisions that automatically increase the number of shares available under the ESPP each year.
EXECUTIVE COMPENSATION TAX DEDUCTIBILITY (IRS 162(M) COMPLIANCE)
Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, if the compensation is performance-based and is paid under shareholder-approved plans. Companies therefore submit incentive plans for shareholder approval to take of advantage of the tax deductibility afforded under 162(m) for certain types of compensation.
We believe the best practice for companies is to provide robust disclosure to shareholders so that they can make fully-informed judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that disclosure should include specific performance metrics, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.
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We typically recommend voting against a 162(m) proposal where: (i) a company fails to provide at least a list of performance targets; (ii) a company fails to provide one of either a total maximum or an individual maximum; or (iii) the proposed plan or individual maximum award limit is excessive when compared with the plans of the company’s peers.
The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of setting reasonable pay relative to business performance, we generally recommend voting in favor of a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.
As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards; it will only prevent the tax deduction associated with them.
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Governance Structure and the Shareholder Franchise

ANTI-TAKEOVER MEASURES
POISON PILLS (SHAREHOLDER RIGHTS PLANS)
Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.
We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.
In certain circumstances, we will support a poison pill that is limited in scope to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes each of the following attributes:
●	The form of offer is not required to be an all-cash transaction;
●	The offer is not required to remain open for more than 90 business days;
●	The offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms;
●	There is no fairness opinion requirement; and
●	There is a low to no premium requirement.
Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

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NOL POISON PILLS
Similarly, Glass Lewis may consider supporting a limited poison pill in the event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”50 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.
Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/ or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.
Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.
FAIR PRICE PROVISIONS
Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority shareholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.
The effect of a fair price provision is to require approval of any merger or business combination with an “interested shareholder” by 51% of the voting stock of the company, excluding the shares held by the interested shareholder. An interested shareholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.
Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested shareholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

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50 Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.
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Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.
REINCORPORATION
In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. When examining a management proposal to reincorporate to a different state or country, we review the relevant financial benefits, generally related to improved corporate tax treatment, as well as changes in corporate governance provisions, especially those relating to shareholder rights, resulting from the change in domicile. Where the financial benefits are de minimis and there is a decrease in shareholder rights, we will recommend voting against the transaction.
However, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways would the company benefit from shifting jurisdictions including the following:
●	Is the board sufficiently independent?
●	Does the company have anti-takeover protections such as a poison pill or classified board in place?
●	Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?
●	Do shareholders have the right to call special meetings of shareholders?
●	Are there other material governance issues of concern at the company?
●	Has the company’s performance matched or exceeded its peers in the past one and three years?
●	How has the company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?
●	Does the company have an independent chair?
We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.
EXCLUSIVE FORUM AND FEE-SHIFTING BYLAW PROVISIONS
Glass Lewis recognizes that companies may be subject to frivolous and opportunistic lawsuits, particularly in conjunction with a merger or acquisition, that are expensive and distracting. In response, companies have sought ways to prevent or limit the risk of such suits by adopting bylaws regarding where the suits must be brought or shifting the burden of the legal expenses to the plaintiff, if unsuccessful at trial.
Glass Lewis believes that charter or bylaw provisions limiting a shareholder’s choice of legal venue are not in the best interests of shareholders. Such clauses may effectively discourage the use of shareholder claims by increasing their associated costs and making them more difficult to pursue. As such, shareholders should
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be wary about approving any limitation on their legal recourse including limiting themselves to a single jurisdiction (e.g., Delaware) without compelling evidence that it will benefit shareholders.
For this reason, we recommend that shareholders vote against any bylaw or charter amendment seeking to adopt an exclusive forum provision unless the company: (i) provides a compelling argument on why the provision would directly benefit shareholders; (ii) provides evidence of abuse of legal process in other, non-favored jurisdictions; (iii) narrowly tailors such provision to the risks involved; and (iv) maintains a strong record of good corporate governance practices.
Moreover, in the event a board seeks shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal, we will weigh the importance of the other bundled provisions when determining the vote recommendation on the proposal. We will nonetheless recommend voting against the chair of the governance committee for bundling disparate proposals into a single proposal (refer to our discussion of nominating and governance committee performance in Section I of the guidelines).
Similarly, some companies have adopted bylaws requiring plaintiffs who sue the company and fail to receive a judgment in their favor pay the legal expenses of the company. These bylaws, also known as “fee-shifting” or “loser pays” bylaws, will likely have a chilling effect on even meritorious shareholder lawsuits as shareholders would face an strong financial disincentive not to sue a company. Glass Lewis therefore strongly opposes the adoption of such fee-shifting bylaws and, if adopted without shareholder approval, will recommend voting against the governance committee. While we note that in June of 2015 the State of Delaware banned the adoption of fee-shifting bylaws, such provisions could still be adopted by companies incorporated in other states.
AUTHORIZED SHARES
Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:
1.
Stock Split — We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

2.
Shareholder Defenses — Additional authorized shares could be used to bolster takeover defenses such as a poison pill. Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

3.
Financing for Acquisitions — We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

4.
Financing for Operations — We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan,
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we typically recommend against the authorization of additional shares. Similar concerns may also lead us to recommend against a proposal to conduct a reverse stock split if the board does not state that it will reduce the number of authorized common shares in a ratio proportionate to the split.
While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.
ADVANCE NOTICE REQUIREMENTS
We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.
These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.
We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.
VIRTUAL SHAREHOLDER MEETINGS
A relatively small but growing contingent of companies have elected to hold shareholder meetings by virtual means only. Glass Lewis believes that virtual meeting technology can be a useful complement to a traditional, in-person shareholder meeting by expanding participation of shareholders who are unable to attend a shareholder meeting in person (i.e. a “hybrid meeting”). However, we also believe that virtual-only meetings have the potential to curb the ability of a company’s shareholders to meaningfully communicate with the company’s management.
Prominent shareholder rights advocates, including the Council of Institutional Investors, have expressed concerns that such virtual-only meetings do not approximate an in-person experience and may serve to reduce the board’s accountability to shareholders. When analyzing the governance profile of companies that choose to hold virtual-only meetings, we look for robust disclosure in a company’s proxy statement which assures shareholders that they will be afforded the same rights and opportunities to participate as they would at an in-person meeting.
In 2018, we will not make voting recommendations solely on the basis that a company is holding a virtual-only meeting. Beginning in 2019, however, Glass Lewis will generally recommend voting against members of the governance committee of a board where the board is planning to hold a virtual-only shareholder meeting and the company does not provide such disclosure.
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VOTING STRUCTURE
DUAL-CLASS SHARE STRUCTURES
Glass Lewis believes dual-class voting structures are typically not in the best interests of common shareholders. Allowing one vote per share generally operates as a safeguard for common shareholders by ensuring that those who hold a significant minority of shares are able to weigh in on issues set forth by the board.
Furthermore, we believe that the economic stake of each shareholder should match their voting power and that no small group of shareholders, family or otherwise, should have voting rights different from those of other shareholders. On matters of governance and shareholder rights, we believe shareholders should have the power to speak and the opportunity to effect change. That power should not be concentrated in the hands of a few for reasons other than economic stake.
We generally consider a dual-class share structure to reflect negatively on a company’s overall corporate governance. Because we believe that companies should have share capital structures that protect the interests of non-controlling shareholders as well as any controlling entity, we typically recommend that shareholders vote in favor of recapitalization proposals to eliminate dual-class share structures. Similarly, we will generally recommend against proposals to adopt a new class of common stock.
With regards to our evaluation of corporate governance following an IPO or spin-off within the past year, we will now include the presence of dual-class share structures as an additional factor in determining whether shareholder rights are being severely restricted indefinitely.
When analyzing voting results from meetings of shareholders at companies controlled through dual-class structures, we will carefully examine the level of approval or disapproval attributed to unaffiliated shareholders when determining whether board responsiveness is warranted. Where vote results indicate that a majority of unaffiliated shareholders supported a shareholder proposal or opposed a management proposal, we believe the board should demonstrate an appropriate level of responsiveness.
CUMULATIVE VOTING
Cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of the stock they own multiplied by the number of directors to be elected. As companies generally have multiple nominees up for election, cumulative voting allows shareholders to cast all of their votes for a single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.
Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.
We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.
Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form
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of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.
Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.
SUPERMAJORITY VOTE REQUIREMENTS
Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.
TRANSACTION OF OTHER BUSINESS
We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before an annual or special meeting. In our opinion, granting unfettered discretion is unwise.
ANTI-GREENMAIL PROPOSALS
Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.
MUTUAL FUNDS: INVESTMENT POLICIES AND ADVISORY AGREEMENTS
Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:
●	The terms of any amended advisory or sub-advisory agreement;
●	Any changes in the fee structure paid to the investment advisor; and
●	Any material changes to the fund’s investment objective or strategy.
We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement or fund reorganization. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.
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In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally purchased, and which could therefore potentially negatively impact some investors’ diversification strategies.
REAL ESTATE INVESTMENT TRUSTS
The complex organizational, operational, tax and compliance requirements of Real Estate Investment Trusts (“REITs”) provide for a unique shareholder evaluation. In simple terms, a REIT must have a minimum of 100 shareholders (the “100 Shareholder Test”) and no more than 50% of the value of its shares can be held by five or fewer individuals (the “5/50 Test”). At least 75% of a REITs’ assets must be in real estate, it must derive 75% of its gross income from rents or mortgage interest, and it must pay out 90% of its taxable earnings as dividends. In addition, as a publicly traded security listed on a stock exchange, a REIT must comply with the same general listing requirements as a publicly traded equity.
In order to comply with such requirements, REITs typically include percentage ownership limitations in their organizational documents, usually in the range of 5% to 10% of the REITs outstanding shares. Given the complexities of REITs as an asset class, Glass Lewis applies a highly nuanced approach in our evaluation of REIT proposals, especially regarding changes in authorized share capital, including preferred stock.
PREFERRED STOCK ISSUANCES AT REITS
Glass Lewis is generally against the authorization of preferred shares that allows the board to determine the preferences, limitations and rights of the preferred shares (known as “blank-check preferred stock”). We believe that granting such broad discretion should be of concern to common shareholders, since blank-check preferred stock could be used as an antitakeover device or in some other fashion that adversely affects the voting power or financial interests of common shareholders. However, given the requirement that a REIT must distribute 90% of its net income annually, it is inhibited from retaining capital to make investments in its business. As such, we recognize that equity financing likely plays a key role in a REIT’s growth and creation of shareholder value. Moreover, shareholder concern regarding the use of preferred stock as an anti-takeover mechanism may be allayed by the fact that most REITs maintain ownership limitations in their certificates of incorporation. For these reasons, along with the fact that REITs typically do not engage in private placements of preferred stock (which result in the rights of common shareholders being adversely impacted), we may support requests to authorize shares of blank-check preferred stock at REITs.
BUSINESS DEVELOPMENT COMPANIES
Business Development Companies (“BDCs”) were created by the U.S. Congress in 1980; they are regulated under the Investment Company Act of 1940 and are taxed as regulated investment companies (“RICs”) under the Internal Revenue Code. BDCs typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements that are similar to those of REITs—the most evident of which is that BDCs must distribute at least 90% of their taxable earnings as dividends.
AUTHORIZATION TO SELL SHARES AT A PRICE BELOW NET ASSET VALUE
Considering that BDCs are required to distribute nearly all their earnings to shareholders, they sometimes need to offer additional shares of common stock in the public markets to finance operations and acquisitions. However, shareholder approval is required in order for a BDC to sell shares of common stock at a price below Net Asset Value (“NAV”). Glass Lewis evaluates these proposals using a case-by-case approach, but will recommend supporting such requests if the following conditions are met:
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●	The authorization to allow share issuances below NAV has an expiration date of one year or less from the date that shareholders approve the underlying proposal (i.e. the meeting date);
●	The proposed discount below NAV is minimal (ideally no greater than 20%);
●	The board specifies that the issuance will have a minimal or modest dilutive effect (ideally no greater than 25% of the company’s then-outstanding common stock prior to the issuance); and
●	A majority of the company’s independent directors who do not have a financial interest in the issuance approve the sale.
In short, we believe BDCs should demonstrate a responsible approach to issuing shares below NAV, by proactively addressing shareholder concerns regarding the potential dilution of the requested share issuance, and explaining if and how the company’s past below-NAV share issuances have benefitted the company.
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Compensation, Environmental, Social and Governance Shareholder Initialtives

Glass Lewis generally believes decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, are best left to management and the board as they in almost all cases have more and better information about company strategy and risk. However, when there is a clear link between the subject of a shareholder proposal and value enhancement or risk mitigation, Glass Lewis will recommend in favor of a reasonable, well-crafted shareholder proposal where the company has failed to or inadequately addressed the issue.
We believe that shareholders should not attempt to micromanage a company, its businesses or its executives through the shareholder initiative process. Rather, we believe shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability. Shareholders should then put in place a board they can trust to make informed decisions that are in the best interests of the business and its owners, and hold directors accountable for management and policy decisions through board elections. However, we recognize that support of appropriately crafted shareholder initiatives may at times serve to promote or protect shareholder value.
To this end, Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally recommend supporting shareholder proposals calling for the elimination of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. We generally recommend supporting proposals likely to increase and/or protect shareholder value and also those that promote the furtherance of shareholder rights. In addition, we also generally recommend supporting proposals that promote director accountability and those that seek to improve compensation practices, especially those promoting a closer link between compensation and performance, as well as those that promote more and better disclosure of relevant risk factors where such disclosure is lacking or inadequate.
For a detailed review of our policies concerning compensation, environmental, social and governance shareholder initiatives, please refer to our comprehensive Proxy Paper Guidelines for Shareholder Initiatives, available at www.glasslewis.com.

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DISCLAIMER

This document is intended to provide an overview of Glass Lewis’ proxy voting policies and guidelines. It is not intended to be exhaustive and does not address all potential voting issues. Additionally, none of the information contained herein should be relied upon as investment advice. The content of this document has been developed based on Glass Lewis’ experience with proxy voting and corporate governance issues, engagement with clients and issuers and review of relevant studies and surveys, and has not been tailored to any specific person.

No representations or warranties express or implied, are made as to the accuracy or completeness of any information included herein. In addition, Glass Lewis shall not be liable for any losses or damages arising from or in connection with the information contained herein or the use, reliance on or inability to use any such information. Glass Lewis expects its subscribers possess sufficient experience and knowledge to make their own decisions entirely independent of any information contained in this document.

All information contained in this report is protected by law, including but not limited to, copyright law, and none of such information may be copied or otherwise reproduced, repackaged, further transmitted, transferred, disseminated, redistributed or resold, or stored for subsequent use for any such purpose, in whole or in part, in any form or manner or by any means whatsoever, by any person without Glass Lewis’ prior written consent.

© 2017 Glass, Lewis & Co., Glass Lewis Europe, Ltd., and CGI Glass Lewis Pty Ltd. (collectively, “Glass Lewis”). All Rights Reserved.

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Glass, Lewis & Co.

GLASS LEWIS

APPENDIX C:
PROXY VOTING GUIDELINES

      Attached is a copy of Wellington Management’s Global Proxy Policies and Procedures.

II-C-1

WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

INTRODUCTION
Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies.  In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted.  The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.
STATEMENT OF POLICY
Wellington Management:

1)
Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)	Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3)	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.
RESPONSIBILITY AND OVERSIGHT
The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed.  Day-to-day administration of the proxy voting process is the responsibility of Investment Research.  The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.
PROCEDURES
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting.  The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

1

WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.
Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.
Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:
•
Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.

•
Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•
Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

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WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

OTHER CONSIDERATIONS
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy.  The potential impact of such requirements is evaluated when determining whether to vote such proxies.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).
ADDITIONAL INFORMATION
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: 1  November 2016

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Upon a client’s written request, Wellington Management Company LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of our clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a shareholder proposal.

Wellington Management global proxy voting guidelines	5

Voting guidelines

Composition and role of the board of directors
Elect directors	Case by case
We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Declassify board of directors	For
Adopt director tenure/retirement age (SP)	Against
Adopt director and officer indemnification	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.
Allow special interest representation to board (SP)	Against
Require board independence	For
We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least two-thirds of a board should be composed of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.
Require key board committees to be independent	For
Key board committees are the nominating, audit, and compensation committees. Exceptions will be made, as above, with respect to local market conventions.
Require a separation of chair and CEO or require a lead director (SP)	Case by case
We will generally support management proposals to separate the chair and CEO or establish a lead director.
Approve directors’ fees	Case by case
Approve bonuses for retiring directors	For
Approve board size	For
Elect supervisory board/corporate assembly/statutory auditors	Case by case
Companies in certain markets are governed by multitiered boards, with each tier having different powers and responsibilities. We hold supervisory board members to similar standards described above under “Elect directors,” subject to prevailing local governance best practices.
Majority vote on election of directors (SP)	For
We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.
Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Wellington Management global proxy voting guidelines	6

Adopt proxy access	For
We generally support proposals that allow significant and long-term shareholders the right to nominate director candidates on management’s proxy card. That being said, we may vote against a proxy access proposal if it is shareholder-sponsored and it requests that the company adopt proxy access without reasonable constraints or in a way that markedly differs from prevailing market norms.
Contested director election	Case by case

Compensation
Adopt/amend stock option plans	Case by case
While we believe equity compensation helps align plan participants’ and shareholders’ interests, we will vote against plans that we find excessively dilutive or costly. Additionally, we will generally vote against plans that allow the company to reprice options without shareholder approval. We will also vote against plans that allow the company to add shares to the plan without shareholder approval, otherwise known as an “evergreen” provision.
Adopt/amend employee stock purchase plans	Case by case
We generally support employee stock purchase plans, as they may align employees’ interests with the interests of shareholders. That being said, we typically vote against plans that do not offer shares to a broad group of employees (i.e., only executives are allowed to participate) or plans that offer shares at a significant discount.
Approve/amend bonus plans	Case by case
In the US, bonus plans are customarily presented for shareholder approval pursuant to section 162(m) of the omnibus budget reconciliation act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162(m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.
Approve remuneration policy	Case by case
Approve compensation packages for named executive officers	Case by case
Determine whether the compensation vote will occur every one, two, or three years	One year
Exchange underwater options	Case by case
We may support value-neutral exchanges in which senior management is ineligible to participate.
Eliminate or limit severance agreements (golden parachutes)	Case by case
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.
Approve golden parachute arrangements in connection with certain corporate transactions	Case by case
Shareholder approval of future severance agreements covering senior executives (SP)	Case by case
We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose placing additional limitations on compensation where we feel the board as already demonstrated reasonable respect for industry practice and overall levels of compensation have historically been sensible.

Wellington Management global proxy voting guidelines	7

Adopt a clawback policy (SP)	Case by case
We believe that companies should have the ability to recoup incentive compensation from members of management who received awards based on fraudulent activities or an accounting misstatement. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if the company’s existing policies do not cover these circumstances.
Reporting of results
Approve financial statements	For
Set dividends and allocate profits	For
Limit non-audit services provided by auditors (SP)	Case by case
We follow the guidelines established by the public company accounting oversight board regarding permissible levels of non-audit fees payable to auditors.
Ratify selection of auditors and approve their fees	Case by case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.
Shareholder approval of auditors (SP)	For
Shareholder voting rights
Adopt cumulative voting (SP)	Against
As an exception, we may support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder) or at companies with two-tiered voting rights.
Shareholder rights plans	Case by case
Also known as poison pills, we believe these plans do not encourage strong corporate governance, since they can entrench management and restrict opportunities for takeovers. That being said, we recognize that limited poison pills can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Consequently, we may support plans that include:
• Shareholder approval requirement
• Sunset provision
• Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote)
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).
Authorize blank check preferred stock	Case by case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.
Establish right to call a special meeting	For
A reasonably high ownership threshold should be required to convene special meetings in order to ensure that they address broadly-supported shareholder interests.
Establish the right to act by written consent (SP)	Case by case
We will generally oppose written consent proposals when the company already offers the shareholders the right to call a special meeting.
Increase supermajority vote requirement
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.	Against

Wellington Management global proxy voting guidelines	8

Adopt anti-greenmail provision	For
Adopt confidential voting (SP)	Case by case
As an exception, we require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.
Increase authorized common stock	Case by case
We generally support requests for increases up to 100% of the shares currently authorized, so long as the new authority respects preemption rights. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.
Approve merger or acquisition	Case by case
Approve technical amendments to charter	Case by case
Opt out of state takeover statutes	For
Eliminate multiclass voting structure (SP)	For
We believe that shareholders’ voting power should be reflected by their economic stake in a company.
Capital structure
Authorize share repurchase	For
Approve stock splits	Case by case
We approve stock splits and reverse stock splits that preserve the level of authorized but unissued shares.
Approve recapitalization/restructuring	Case by case
Issue stock with or without preemptive rights	Case by case
Issue debt instruments	Case by case
Environmental and social issues
Environmental and social issues typically appear on ballots as shareholder-sponsored proposals. We may support these proposals in situations where we believe that doing so will improve the prospects for long-term success of a company and investment returns. At a minimum, we expect companies to comply with applicable laws and regulations with regards to environmental and social standards.	Case by case
Miscellaneous
Approve other business	Against
Approve re-incorporation	Case by case
Approve third-party transactions	Case by case

January 2016

©2016 Wellington Management Company llp. All rights reserved.	G2813_1

APPENDIX D:
PROXY VOTING GUIDELINES
Attached is a copy of Vontobel’s Proxy Voting Policies and Procedures.

II-D-1

Summary Policy for Voting Proxies 2015

Vontobel Asset Management, Inc.

Policy

VAMUS recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. Where a client has delegated to VAMUS the power to vote portfolio  securities in its portfolio, VAMUS will vote the proxies in a manner that is in the best interests of the client. In order to fulfill this responsibility, VAMUS has implemented the following proxy voting procedures.
Procedures

The CCO or designee shall identify those client portfolios for which VAMUS  is responsible for voting proxies by reviewing the client’s IMA. Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries), VAMUS is responsible for voting the proxies related to that portfolio.

Use of Third-Party Proxy Voting Service (ISS)

  VAMUS has retained Institutional Shareholder Services, Inc. (“ISS”), an independent third- party proxy voting service to provide research or other assistance with voting client proxies, and/or to vote client proxies outright only after VAMUS:

•	Obtains and reviews the proxy voting policies and procedures of ISS;
•	Determines that ISS has the capacity and competency to analyze proxy issues;
•	Obtains sufficient information from ISS initially and on an ongoing basis to conclude that they are independent and can make recommendations in an impartial manner;
•
Requires ISS  to disclose any relevant facts concerning its relationships, if any, with issuers of publicly traded securities that are the subject of the proxy (e.g., the amount of compensation the ISS receives from such issuers);

•	Obtains representations from ISS that it faced no conflict of interest with respect to recommendations or votes, and that it will promptly inform VAMUS if there is a conflict of interest; and
•	Obtains representations from ISS that no member of its staff providing services to issuers of publicly traded companies plays a role in the preparation of its analyses or vote on proxy issues.

Proxy Voting Guidelines & Conflicts of Interest

  VAMUS has elected to delegate the power to vote proxies related to client portfolios to ISS. Having made this delegation, VAMUS shall ensure that:

•         Proxies and ballots are delivered directly to ISS whenever feasible;

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Vontobel Asset Management, Inc.

•	Any proxies or ballots received by VAMUS are forwarded to ISS; and
•
ISS represents that prior to voting, it will verify whether its voting power is  subject to  any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

In most cases, client proxies will be voted in strict accordance with the recommendation of ISS, but VAMUS reserves the right to disagree or override a recommendation if it sees fit or if the firm is otherwise advised by the client in writing. In those instances, a memorandum will be written to document the research presented, discussion points and final decision regarding the vote. The CCO or designee shall be responsible for ensuring that such documentation is prepared and maintained by the firm.

In no event shall VAMUS take any action to countermand or affect a voting recommendation or decision by ISS if a conflict of interest exists between VAMUS and a client on a particular matter. Examples of situations where a conflict may exist include:

•	Business relationships, where VAMUS manages money for a public company or pension assets of the company;
•	Personal relationships, where a VAMUS person has a personal relationship with a public company’s officers, directors, or candidates for officer or directorship; and
•	Familial relationships, where a VAMUS person has a known familial relationship relating to a public company (e.g., a spouse is employed by a public company).

Such conflicts can arise, for example, when a particular proxy vote pits the interests of VAMUS against those of a client, such as where the issue of fees to VAMUS  is involved. Conflicts of interest can arise in many other ways as well. Whenever VAMUS detects an actual or potential material conflict between the interests of a client and the interests of VAMUS, VAMUS will review the conflict or potential conflict to determine whether a conflict in fact exists and what to do about the identified conflict. Where a conflict has been identified, VAMUS will use one of the following methods to resolve the conflict, provided such method results in a decision to vote the proxies that is solely based on the client’s best interests:

1.   Vote proxies based upon the original recommendation of ISS;
2.   Engage or request the client to engage another party to determine how the proxies should be voted; or
3.   Contact VAMUS’ clients for direction as to how to vote the proxies.

Whenever a conflict of interest is considered and resolved, the CCO or designee shall write a memorandum to document the research presented, discussion points and final decision regarding the vote. The CCO or designee shall maintain proper documentation of the meeting and be responsible for ensuring that such documentation is prepared and maintained by the firm.

Supervision of ISS

On an annual basis, the CCO or designee will obtain a certification or other information from

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Vontobel Asset Management, Inc.

ISS to ascertain whether ISS
(i) has the capacity and competency to adequately analyze proxy issues, (ii) remains independent and can make recommendations in an impartial manner, and (iii) is in compliance with all other contractual obligations. Additionally, the CCO or designee may periodically:

•
Verify that proxies for the securities held in client portfolios have been received and voted in a manner consistent with the proxy voting policies and procedures of ISS and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries);

•	Review the files to verify that records of the voting of the proxies have been properly maintained; and
•	Provide a written report for each client that requests such a report reflecting the manner in which the client’s proxies have been voted.

VAMUS shall, in its Form ADV (a copy of which shall be distributed both initially and annually to each client), describe its proxy voting process and explain how clients can obtain information from VAMUS regarding how their securities were voted

Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, NY 10036
Telephone: (212) 415-7000 www.vusa.com

                                        High Quality Growth at Sensible Prices.

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APPENDIX E:
PROXY VOTING GUIDELINES
Attached is a copy of Smith Group’s Proxy Voting Guidelines.

II-E-1

SMITH ASSET MANAGEMENT GROUP, L.P.

2017 Proxy Voting Guidelines

March 2017

Copyright © 2016 by Smith Asset

www.smithasset.com

Smith Asset 2017 Proxy Voting Guidelines

1. ROUTINE/MISCELLANEOUS	7
Adjourn Meeting	7
Amend Quorum Requirements	7
Amend Minor Bylaws	7
Change Company Name	7
Change Date, Time, or Location of Annual Meeting	7
Other Business	7
Audit-Related	7
Auditor Indemnification and Limitation of Liability	7
Auditor Ratification	8
Shareholder Proposals Limiting Non-Audit Services	8
Shareholder Proposals on Audit Firm Rotation	8

2. BOARD OF DIRECTORS:	10
Voting on Director Nominees in Uncontested Elections	10
1 Board Accountability	10
2 Board Responsiveness	13
3 Composition	14
4 Independence	14
2016 SAMG Categorization of Directors	16

Other Board-Related Proposals	18
Age/Term Limits	18
Board Size	18
Classification/Declassification of the Board	18
CEO Succession Planning	18
Cumulative Voting	19
Director and Officer Indemnification and Liability Protection	19
Establish/Amend Nominee Qualifications	19
Establish Other Board Committee Proposals	20
Filling Vacancies/Removal of Directors	20
Independent Chair (Separate Chair/CEO)	20
Majority of Independent Directors/Establishment of Independent Committees	21
Majority Vote Standard for the Election of Directors	21
Proxy Access	21
Require More Nominees than Open Seats	22
Shareholder Engagement Policy (Shareholder Advisory Committee)	22
Proxy Contests/Proxy Access—Voting for Director Nominees in Contested Elections	22
Vote-No Campaigns	23

3. SHAREHOLDER RIGHTS & DEFENSES	24
Advance Notice Requirements for Shareholder Proposals/Nominations	24
Amend Bylaws without Shareholder Consent	24
Confidential Voting	24
Control Share Acquisition Provisions	24
Control Share Cash-Out Provisions	24
Disgorgement Provisions	25

Smith Asset 2015 Proxy Voting Guidelines	- 2 -

Exclusive Venue	25
Fair Price Provisions	25
Freeze-Out Provisions	26
Greenmail	26
Net Operating Loss (NOL) Protective Amendments	26
Poison Pills (Shareholder Rights Plans)	26
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	26
Management Proposals to Ratify a Poison Pill	26
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)	27
Reimbursing Proxy Solicitation Expenses	27
Reincorporation Proposals	27
Shareholder Ability to Act by Written Consent	28
Shareholder Ability to Call Special Meetings	28
Stakeholder Provisions	28
State Antitakeover Statutes	28
Supermajority Vote Requirements	29
4. CAPITAL/RESTRUCTURING	30

Capital	30
Adjustments to Par Value of Common Stock	30
Common Stock Authorization	30
Dual Class Structure	30
Issue Stock for Use with Rights Plan	31
Preemptive Rights	31
Preferred Stock Authorization	31
Recapitalization Plans	31
Reverse Stock Splits	32
Share Repurchase Programs	32
Stock Distributions: Splits and Dividends	32
Tracking Stock	32

Restructuring	32
Appraisal Rights	32
Asset Purchases	32
Asset Sales	33
Bundled Proposals	33
Conversion of Securities	33
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	33
Formation of Holding Company	34
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	34
Joint Ventures	34
Liquidations	35
Mergers and Acquisitions	35
Private Placements/Warrants/Convertible Debentures	35
Reorganization/Restructuring Plan (Bankruptcy)	36
Special Purpose Acquisition Corporations (SPACs)	37
Spin-offs	37
Value Maximization Shareholder Proposals	37

5. COMPENSATION	39

Executive Pay Evaluation	39
Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)	39
Pay-for-Performance Evaluation	40

Smith Asset 2015 Proxy Voting Guidelines	- 3 -

Problematic Pay Practices	40
Board Communications and Responsiveness	41
Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)	42
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	42

Equity-Based and Other Incentive Plans	43
Plan Cost	43
Shareholder Value Transfer (SVT)	43
Grant Practices	44
Three-Year Burn Rate	44
Egregious Factors	44
Liberal Definition of Change in Control	44
Repricing Provisions	44
Problematic Pay Practices or Significant Pay-for-Performance Disconnect	45
Specific Treatment of Certain Award Types in Equity Plan Evaluations	45
Dividend Equivalent Rights	45
Liberal Share Recycling Provisions	45
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)	45
Option Overhang Cost	46
Other Compensation Plans	46
401(k) Employee Benefit Plans	46
Employee Stock Ownership Plans (ESOPs)	46
Employee Stock Purchase Plans—Qualified Plans	46
Employee Stock Purchase Plans—Non-Qualified Plans	47
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)	47
Option Exchange Programs/Repricing Options	48
Stock Plans in Lieu of Cash	48
Transfer Stock Option (TSO) Programs	48

Director Compensation	49
Equity Plans for Non-Employee Directors	49
Shareholder Ratification of Director Pay Programs	49
Non-Employee Director Retirement Plans	50

Shareholder Proposals on Compensation	50
Advisory Vote on Executive Compensation (Say-on-Pay)	50
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	50
Bonus Banking/Bonus Banking “Plus”	50
Compensation Consultants—Disclosure of Board or Company’s Utilization	51
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	51
Golden Coffins/Executive Death Benefits	51
Hold Equity Past Retirement or for a Significant Period of Time	51
Non-Deductible Compensation	52
Pay for Performance	52
Performance-Based Awards	52
Pay for Superior Performance	52
Pre-Arranged Trading Plans (10b5-1 Plans)	53
Prohibit CEOs from Serving on Compensation Committees	53
Recoup Bonuses (Clawbacks)	53
Severance Agreements for Executives/Golden Parachutes	53
Share Buyback Holding Periods	54
Supplemental Executive Retirement Plans (SERPs)	54
Tax Gross-Up Proposals	54
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity	54

6. SOCIAL/ENVIRONMENTAL ISSUES	55

Smith Asset 2015 Proxy Voting Guidelines	- 4 -

Animal Welfare	55
Animal Welfare Policies	55
Animal Testing	55
Animal Slaughter (Controlled Atmosphere Killing (CAK))	55

Consumer Issues	55
Genetically Modified Ingredients	55
Reports on Potentially Controversial Business/Financial Practices	56
Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics	56
Product Safety and Toxic/Hazardous Materials	56
Tobacco-Related Proposals	57

Climate Change and the Environment	57
Climate Change/Greenhouse Gas (GHG) Emissions	57
General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations	57
Energy Efficiency	58
Facility and Operational Safety/Security	58
Hydraulic Fracturing	58
Operations in Protected Areas	58
Recycling	58
Renewable Energy	58

Diversity	58
Board Diversity	58
Equality of Opportunity	59
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	59

General Corporate Issues	59
Charitable Contributions	59
Environmental, Social, and Governance (ESG) Compensation-Related Proposals	59
Political Spending & Lobbying Activities	60

International Issues, Labor Issues, and Human Rights	60
International Human Rights Proposals	60
Internet Privacy and Censorship	60
MacBride Principles	61
Operations in High Risk Markets	61
Outsourcing/Offshoring	61
Workplace Safety	61
Weapons and Military Sales	61

Sustainability	62
Sustainability Reporting	62
Water Issues	62

7. MUTUAL FUND PROXIES	63
Election of Directors	63
Converting Closed-end Fund to Open-end Fund	63
Proxy Contests	63
Investment Advisory Agreements	63
Approving New Classes or Series of Shares	63
Preferred Stock Proposals	64
1940 Act Policies	64
Changing a Fundamental Restriction to a Nonfundamental Restriction	64
Change Fundamental Investment Objective to Nonfundamental	64
Name Change Proposals	64
Change in Fund’s Subclassification	64

Smith Asset 2015 Proxy Voting Guidelines	- 5 -

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value	65
Disposition of Assets/Termination/Liquidation	65
Changes to the Charter Document	65
Changing the Domicile of a Fund	65
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval	66
Distribution Agreements	66
Master-Feeder Structure	66
Mergers	66

Shareholder Proposals for Mutual Funds	66
Establish Director Ownership Requirement	66
Reimburse Shareholder for Expenses Incurred	66
Terminate the Investment Advisor	67

8. FOREIGN PRIVATE ISSUERS LISTED ON US EXCHANGES	68

Smith Asset 2015 Proxy Voting Guidelines	- 6 -

1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
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Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
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Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
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Change Company Name
Vote FOR proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.
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Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.
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Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

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Audit-Related
Auditor Indemnification and Limitation of Liability
Vote CASE-BY-CASE on the issue of auditor indemnification and limitation of liability. Factors to be assessed include but are not limited to:

Smith Asset 2015 Proxy Voting Guidelines	- 7 -

The terms of the auditor agreement--the degree to which these agreements impact shareholders’ rights;
The motivation and rationale for establishing the agreements;
The quality of the company’s disclosure; and
The company’s historical practices in the audit area.

Vote AGAINST or WTHHOLD from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
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Auditor Ratification
Vote FOR proposals to ratify auditors unless any of the following apply:
An auditor has a financial interest in or association with the company, and is therefore not independent;
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
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Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
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Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
The tenure of the audit firm;
The length of rotation specified in the proposal;
Any significant audit-related issues at the company;
The number of Audit Committee meetings held each year;
The number of financial experts serving on the committee; and
Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Smith Asset 2015 Proxy Voting Guidelines	- 8 -

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Smith Asset 2015 Proxy Voting Guidelines	- 9 -

2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
1.	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.
2.	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.
3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
4.	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings or who are overextended (i.e., serve on too many boards) may be unable to effectively serve in shareholders’ best interests.
1.	Board Accountability
Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:
Problematic Takeover Defenses
Classified Board Structure:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
_______________________________
1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If SAMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Smith Asset 2015 Proxy Voting Guidelines	- 10 -

•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder-approved poison pill.

Poison Pills:
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:
1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
•	The issuer’s rationale;
•	The issuer’s governance structure and practices; and
•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote against or withhold from members of the governance committee if:

1.7.	The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: Outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices
Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.10.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:
1.11.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Smith Asset 2015 Proxy Voting Guidelines	- 11 -

Problematic Compensation Practices/Pay for Performance Misalignment
In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.13.	The company maintains significant problematic pay practices;
1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.15.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.16.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:
1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company’s response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company’s ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures
1.18.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:
•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•	The company’s ownership structure;
•	The company’s existing governance provisions;
•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and,
•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:
•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.
1.19.	For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially

Smith Asset 2015 Proxy Voting Guidelines	- 12 -

adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:
•	The level of impairment of shareholders’ rights;
•	The disclosed rationale;
•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
•	Any reasonable sunset provision; and
•	Other relevant factors.
Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight3, or fiduciary responsibilities at the company;
1.21.	Failure to replace management as appropriate; or
1.22.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness
Vote AGAINST or WITHHOLD from individual directors, committee members, or the entire board of directors as appropriate if:
2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year.
2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company’s ownership structure and vote results;
•	SAMG analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year’s support level on the company’s say-on-pay proposal.

______________________________
3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

Smith Asset 2015 Proxy Voting Guidelines	- 13 -

3.	Composition
Attendance at Board and Committee Meetings:
3.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

o	Medical issues/illness;
o	Family emergencies; and
o	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:
Generally vote against or withhold from individual directors who:
3.3.	Sit on more than five public company boards; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[5].
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.5.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.6.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.7.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.8.	Independent directors make up less than a majority of the directors.

4. Independence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.
5 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships

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4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors

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2016 SAMG Categorization of Directors
1.	Inside Director (I)
	1.1.	Current employee or current officer[i] of the company or one of its affiliatesii.
	1.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).
	1.3.	Director named in the Summary Compensation Table (excluding former interim officers).

2.	Affiliated Outside Director (AO)
Board Attestation
	2.1.	Board attestation that an outside director is not independent.
Former CEO/Interim Officer
	2.2.	Former CEO of the companyiii,iv.
	2.3.	Former CEO of an acquired company within the past five yearsiv.
	2.4.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made[v].
Non-CEO Executives
	2.5.	Former officer[i] of the company, an affiliateii or an acquired firm within the past five years.
	2.6.	Officer[i] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
	2.7.	Officer[i], former officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
	2.8.	Immediate family membervi of a current or former officer[i] of the company or its affiliatesii within the last five years.
2.9.
Immediate family membervi of a current employee of company or its affiliatesii where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships
2.10.
Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliateii of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliateii of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

	2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).
2.13.
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).

2.14.
Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliatesii.

Other Relationships
	2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.
	2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].
	2.17.	Founderxi of the company but not currently an employee.
	2.18.	Any materialxii relationship with the company.

3.	Independent Outside Director (IO)
	3.1.	No materialxii connection to the company other than a board seat.

Footnotes:

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[i] The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
ii “Affiliate” includes a subsidiary, sibling company, or parent company. SAMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
iii Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, SAMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
[v] SAMG will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. SAMG will also consider if a formal search process was under way for a full-time officer at the time.
vi “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, SAMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the

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duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
[x] Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
xi The operating involvement of the founder with the company will be considered. Little to no operating involvement ever may cause SAMG to deem the founder as an independent outsider.
xii For purposes of SAMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals
Age/Term Limits
Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
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Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
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Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
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CEO Succession Planning
Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:
The reasonableness/scope of the request; and

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The company’s existing disclosure on its current CEO succession planning process.

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Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:
The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

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Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals that would:
•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
•	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
•	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
If only the director’s legal expenses would be covered.

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Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

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The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
The scope and structure of the proposal.

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Establish Other Board Committee Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
Level of disclosure regarding the issue for which board oversight is sought;
Company performance related to the issue for which board oversight is sought;
Board committee structure compared to that of other companies in its industry sector; and
The scope and structure of the proposal.

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Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

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Independent Chair (Separate Chair/CEO)
Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:
•	The scope of the proposal;
•	The company’s current board leadership structure;
•	The company’s governance structure and practices;
•	Company performance; and
•	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company’s board leadership structure, SAMG may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a

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recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. SAMG will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, SAMG will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

SAMG’s performance assessment will generally consider one-, three, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long-term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.
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Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by SAMG definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

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Majority Vote Standard for the Election of Directors
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for a plurality vote standard in contested elections is included.
Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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Proxy Access

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Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.
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Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
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Shareholder Engagement Policy (Shareholder Advisory Committee)
Generally vote FOR shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
Effectively disclosed information with respect to this structure to its shareholders;
Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
The company has an independent chairman or a lead director. This individual must be made available for periodic consultation and direct communication with major shareholders.

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Proxy Contests/Proxy Access—Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
Long-term financial performance of the target company relative to its industry;
Management’s track record;
Background to the proxy contest;
Qualifications of director nominees (both slates);
Strategic plan of dissident slate and quality of critique against management;
Likelihood that the proposed goals and objectives can be achieved (both slates);
Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

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Vote-No Campaigns
In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
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3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
SAMG does not support management proposals requiring advance notice for shareholder proposals or nominations.
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Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

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Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
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Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
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Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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Vote FOR proposals to opt out of control share cash-out statutes.
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Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.

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Exclusive Venue
Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.
Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:
•	The company’s stated rationale for adopting such a provision;
•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
•	Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful). Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under SAMG’s policy on Unilateral Bylaw/Charter Amendments.
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Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
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Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
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Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
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Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
•	Any other factors that may be applicable.

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Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
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Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
No lower than a 20% trigger, flip-in or flip-over;
A term of no more than three years;
No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

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Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
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Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
•	Any other factors that may be applicable.

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Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
The election of fewer than 50% of the directors to be elected is contested in the election;
One or more of the dissident’s candidates is elected;
Shareholders are not permitted to cumulate their votes for directors; and
The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:
Reasons for reincorporation;
Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
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Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
•	Shareholders’ current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[6] right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.
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Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;
•	Minimum ownership threshold necessary to call special meetings (10% preferred);
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

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Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
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State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
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6 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;
•	Quorum requirements; and
•	Vote requirements.

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4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action
Vote FOR management proposals to eliminate par value.
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Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized shares during the last three years

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o	The dilutive impact of the request as determined by an allowable increase calculated by SAMG (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:
The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
o	The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
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Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).
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Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:
•	The size of the company;
•	The shareholder base; and
•	The liquidity of the stock.
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Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by SAMG (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and
o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
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Recapitalization Plans
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
More simplified capital structure;
Enhanced liquidity;
Fairness of conversion terms;
Impact on voting power and dividends;
Reasons for the reclassification;
Conflicts of interest; and
Other alternatives considered.
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Reverse Stock Splits
 Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:
•	A stock exchange has provided notice to the company of a potential delisting; or
•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with the Common Stock Authorization policy.
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Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
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Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with SAMG’ Common Stock Authorization policy.
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Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
Adverse governance changes;
Excessive increases in authorized capital stock;
Unfair method of distribution;
Diminution of voting rights;
Adverse conversion features;
Negative impact on stock option plans; and
Alternatives such as spin-off.
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Restructuring
Appraisal Rights
Vote FOR proposals to restore or provide shareholders with rights of appraisal.
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Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
Purchase price;
Fairness opinion;
Financial and strategic benefits;
How the deal was negotiated;
Conflicts of interest;

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Other alternatives for the business;
Non-completion risk.
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Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
Impact on the balance sheet/working capital;
Potential elimination of diseconomies;
Anticipated financial and operating benefits;
Anticipated use of funds;
Value received for the asset;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest.
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Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
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Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
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Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
•	Dilution to existing shareholders’ positions;
•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
•	Management’s efforts to pursue other alternatives;
•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
The reasons for the change;
Any financial or tax benefits;
Regulatory benefits;
Increases in capital structure; and
Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
Adverse changes in shareholder rights.
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Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
Offer price/premium;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest;
Other alternatives/offers considered; and
Non-completion risk.

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
o	Are all shareholders able to participate in the transaction?
o	Will there be a liquid market for remaining shareholders following the transaction?
o	Does the company have strong corporate governance?
o	Will insiders reap the gains of control following the proposed transaction?
o	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
Percentage of assets/business contributed;
Percentage ownership;
Financial and strategic benefits;
Governance structure;
Conflicts of interest;
Other alternatives; and
Non-completion risk.

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Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
Management’s efforts to pursue other alternatives;
Appraisal value of assets; and
The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
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Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.
•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
•	Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.
•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

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o	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

o	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:
o	The company’s financial condition;
o	Degree of need for capital;
o	Use of proceeds;
o	Effect of the financing on the company’s cost of capital;
o	Current and proposed cash burn rate;
o	Going concern viability and the state of the capital and credit markets.

•	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.
•	Control issues:
o	Change in management;
o	Change in control;
o	Guaranteed board and committee seats;
o	Standstill provisions;
o	Voting agreements;
o	Veto power over certain corporate actions; and
o	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:
o	Conflicts of interest should be viewed from the perspective of the company and the investor.
o	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?
•	Market reaction:
o	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
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Reorganization/Restructuring Plan (Bankruptcy)
Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
Estimated value and financial prospects of the reorganized company;
Percentage ownership of current shareholders in the reorganized company;
Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
Existence of a superior alternative to the plan of reorganization; and
Governance of the reorganized company.

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Special Purpose Acquisition Corporations (SPACs)
Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:
•	Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
•	Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
•	Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
•	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
•	Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential onflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
•	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?
•	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Spin-offs
Vote CASE-BY-CASE on spin-offs, considering:
Tax and regulatory advantages;
Planned use of the sale proceeds;
Valuation of spinoff;
Fairness opinion;
Benefits to the parent company;
Conflicts of interest;
Managerial incentives;
Corporate governance changes;
Changes in the capital structure.

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Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:
Hiring a financial advisor to explore strategic alternatives;

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Selling the company; or
Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;
•	Signs of entrenched board and management (such as the adoption of takeover defenses);
•	Strategic plan in place for improving value;
•	Likelihood of receiving reasonable value in a sale or dissolution; and
•	The company actively exploring its strategic options, including retaining a financial advisor.

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5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)
Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
 Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:
There is a significant misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices;
The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
•	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

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A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
o	Magnitude of pay misalignment;
o	Contribution of non-performance-based equity grants to overall pay; and
o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
SAMG annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:
1.	Peer Group[7] Alignment:
•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
•	The ratio of performance- to time-based equity awards;
•	The overall ratio of performance-based compensation;
•	The completeness of disclosure and rigor of performance goals;
•	The company’s peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•	Realizable pay compared to grant pay; and
•	Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking;
•	and Options Backdating.

7 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

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Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy.  The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
o	CIC payments with excise tax gross-ups (including “modified” gross-ups).
•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking
•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating
The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
Duration of options backdating;
Size of restatement due to options backdating;
Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
Failure to respond to majority-supported shareholder proposals on executive pay topics; or

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Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company’s response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company’s ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.
Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
•	Single- or modified-single-trigger cash severance;
•	Single-trigger acceleration of unvested equity awards;
•	Excessive cash severance (>3x base salary and bonus);
•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
•	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.
In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), SAMG will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans
Vote case-by-case on equity-based compensation plans8 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated in three pillars:
 Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•	SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
•	Automatic single-triggered award vesting upon a change in control (CIC);
•	Discretionary vesting authority;
•	Liberal share recycling on various award types;
•	Minimum vesting period for grants made under the plan.

 Grant Practices:
•	The company’s three year burn rate relative to its industry/market cap peers;
•	Vesting requirements in most recent CEO equity grants (3-year look-back);
•	An additional version of the model will also be developed for companies that recently IPO’d or emerged from bankruptcy, where the burn-rate factor does not apply, per current policy.
•	The estimated duration of the plan based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years;
•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
•	Whether the company maintains a claw-back policy;
•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following apply:
•	Awards may vest in connection with a liberal change-of-control definition;
•	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);
•	The plan is a vehicle for problematic pay practices or a pay-for-performance disconnect; or
•	Any other plan features are determined to have a significant negative impact on shareholder interests.
Plan Cost
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors.

8 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards. Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.9
Grant Practices

Three-Year Burn Rate
Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark.

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Egregious Factors
Liberal Definition of Change in Control
Generally vote AGAINST equity plans if the plan has a liberal definition of change in control (it provides for the acceleration of vesting of equity awards even though an actual change in control may not occur) and the equity awards would automatically vest upon such liberal definition of change-in-control. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval.  “Repricing” includes the ability to do any of the following:
•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other

9 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.
If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, SAMG may vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:
•	Magnitude of pay misalignment;
Contribution of non–performance-based equity grants to overall pay; and
The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.
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Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
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Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards.  Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
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Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider  CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:
•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.
•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:
o	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;
o	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;
o	The general vesting provisions of option grants; and
o	The distribution of outstanding option grants with respect to the named executive officers;
•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and
•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.
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Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
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Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
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Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
Purchase price is at least 85 percent of fair market value;
Offering period is 27 months or less; and
The number of shares allocated to the plan is ten percent or less of the outstanding shares.

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Vote AGAINST qualified employee stock purchase plans where any of the following apply:
Purchase price is less than 85 percent of fair market value; or
Offering period is greater than 27 months; or
The number of shares allocated to the plan is more than ten percent of the outstanding shares.

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Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Generally vote FOR proposals to approve or amend executive incentive bonus plans if the proposal:
Is only to include administrative features;
Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);
Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or
Covers cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST such proposals if:
 The compensation committee does not fully consist of independent outsiders, per SAMG’ director classification; or
 The plan contains excessive problematic provisions.

Vote CASE-BY CASE on such proposals if:
In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company’s allowable cap; or
A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company’s initial public offering (IPO). Perform a full equity plan analysis, including consideration of total shareholder value transfer, burn rate (if applicable), repricing, and liberal change in control. Other factors such as pay-for-performance or problematic pay practices as related to Management Say-on-Pay may be considered if appropriate.

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Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
Rationale for the re-pricing--was the stock price decline beyond management’s control?
Is this a value-for-value exchange?
Are surrendered stock options added back to the plan reserve?
Option vesting--does the new option vest immediately or is there a black-out period?
Term of the option--the term should remain the same as that of the replaced option;
Exercise price--should be set at fair market or a premium to market;
Participants--executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
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Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, SAMG will not make any adjustments to carve out the in-lieu-of cash compensation.
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Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
Executive officers and non-employee directors are excluded from participating;
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

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Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.  Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders.  The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
Eligibility;
Vesting;
Bid-price;
Term of options;
Cost of the program and impact of the TSOs on company’s total option expense
Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
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Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on:

•
The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s allowable estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and
•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
•	The relative magnitude of director compensation as compared to companies of a similar profile;
•	The presence of problematic pay practices relating to director compensation;
•	Director stock ownership guidelines and holding requirements;
•	Equity award vesting schedules;
•	The mix of cash and equity-based compensation;
•	Meaningful limits on director compensation;
•	The availability of retirement benefits or perquisites; and
•	The quality of disclosure surrounding director compensation.

Shareholder Ratification of Director Pay Programs
Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

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•	An assessment of the following qualitative factors:
	o	The relative magnitude of director compensation as compared to companies of a similar profile;
	o	The presence of problematic pay practices relating to director compensation;
	o	Director stock ownership guidelines and holding requirements;
	o	Equity award vesting schedules;
	o	The mix of cash and equity-based compensation;
	o	Meaningful limits on director compensation;
	o	The availability of retirement benefits or perquisites; and
	o	The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
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Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
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Adopt Anti-Hedging/Pledging/Speculative Investments Policy
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan.  However, the company’s existing policies regarding responsible use of company stock will be considered.
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Bonus Banking/Bonus Banking “Plus”
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
The company’s past practices regarding equity and cash compensation;
Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
Whether the company has a rigorous claw-back policy in place.

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Smith Asset 2015 Proxy Voting Guidelines	- 50 -

Compensation Consultants—Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
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Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
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Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
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Hold Equity Past Retirement or for a Significant Period of Time
Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
•	The percentage/ratio of net shares required to be retained;
•	The time period required to retain the shares;
•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
•	Whether the company has any other policies aimed at mitigating risk taking by executives;
•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
•	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

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Non-Deductible Compensation
Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.
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Pay for Performance
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives.  Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards.  Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
Second, assess the rigor of the company’s performance-based equity program.  If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal.  Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design.  If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
Vote CASE-BY-CASE on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:
Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:
What aspects of the company’s annual and long-term equity incentive programs are performance driven?
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
Can shareholders assess the correlation between pay and performance based on the current disclosure?
What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives.  These principles include:
Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
An executive may not trade in company stock outside the 10b5-1 Plan.
Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
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Prohibit CEOs from Serving on Compensation Committees
Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
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Recoup Bonuses (Clawbacks)
Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program.  Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. SAMG will take into consideration:
If the company has adopted a formal recoupment bonus policy;
If the company has chronic restatement history or material financial problems; or
If the company’s policy substantially addresses the concerns raised by the proponent.

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Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
The triggering mechanism should be beyond the control of management;
The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control.  Change in control is defined as a change in the company ownership structure.

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Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.  Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

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Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
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Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity
Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:
•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);
•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

 Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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Smith Asset 2015 Proxy Voting Guidelines	- 54 -

6. Social/Environmental Issues

Global Approach
Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.
Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:
•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Animal Welfare
Animal Welfare Policies
Vote AGAINST proposals seeking a report on the company’s animal welfare standards.
Animal Testing
Vote AGAINST proposals to phase out the use of animals in product testing.
Animal Slaughter (Controlled Atmosphere Killing (CAK))
Vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations.
Vote AGAINST proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations.
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Consumer Issues
Genetically Modified Ingredients
Vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients.

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Vote AGAINST proposals asking for a report on the feasibility of labeling products containing GE ingredients.
Vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs).
Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products.
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Reports on Potentially Controversial Business/Financial Practices
Vote CASE-BY CASE on requests for reports on the company’s potentially controversial business or financial practices or products taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
•	Whether the company has adequately disclosed the financial risks of the products/practices in question;
•	Whether the company has been subject to violations of related laws or serious controversies; and
•	Peer companies’ policies/practices in this area.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics
Vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote AGAINST proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies.
Vote AGAINST proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies.
Vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.
Health Pandemics
Vote AGAINST requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company’s operations and how the company is responding to the situation.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu).
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Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;
The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

Smith Asset 2015 Proxy Voting Guidelines	- 56 -

The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.
Current regulations in the markets in which the company operates; and
Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.
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Tobacco-Related Proposals
Vote AGAINST resolutions regarding the advertisement of tobacco products.
Vote AGAINST proposals regarding second-hand smoke.
Vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
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Climate Change and the Environment
Climate Change/Greenhouse Gas (GHG) Emissions
Vote AGAINST resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments.
Vote AGAINST proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations.
Vote AGAINST proposals that call for the adoption of GHG reduction goals from products and operations.

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General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations
General Environmental Proposals and Community Impact Assessments
Vote AGAINST requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations.
Concentrated Area Feeding Operations (CAFOs)
Vote AGAINST resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs.

Smith Asset 2015 Proxy Voting Guidelines	- 57 -

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Energy Efficiency
Vote AGAINST proposals requesting a company report on its comprehensive energy efficiency policies.

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Facility and Operational Safety/Security
Vote AGAINST resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities.
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Hydraulic Fracturing
Vote AGAINST proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

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Operations in Protected Areas
Vote AGAINST requests for reports on potential environmental damage as a result of company operations in protected regions.
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Recycling
Vote AGAINST proposals to report on an existing recycling program, or adopt a new recycling program.
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Renewable Energy
Vote AGAINST requests for reports on the feasibility of developing renewable energy resources.
Vote AGAINST proposals requesting that the company invest in renewable energy resources.
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Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

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Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
The level of gender and racial minority representation that exists at the company’s industry peers;
The company’s established process for addressing gender and racial minority board representation;
Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
The independence of the company’s nominating committee;
The company uses an outside search firm to identify potential director nominees; and
Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
The company publicly discloses its comprehensive equal opportunity policies and initiatives;
The company already publicly discloses comprehensive workforce diversity data; and
The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
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Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Vote AGAINST proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.
Vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
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General Corporate Issues
Charitable Contributions
Vote CASE-BY-CASE on proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community.
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Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Vote CASE-BY-CASE on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria. The following factors will be considered:
•	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

Smith Asset 2015 Proxy Voting Guidelines	- 59 -

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
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Political Spending & Lobbying Activities
Generally vote CASE-BY-CASE on proposals asking the company to affirm political nonpartisanship in the workplace, taking into account:
•	Recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company’s procedures to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote FOR proposals to publish in newspapers and other media the company’s political contributions.
Vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities.
Vote CASE-BY-CASE on proposals barring the company from making political contributions.
Vote FOR proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.
Vote FOR proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures.

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International Issues, Labor Issues, and Human Rights
International Human Rights Proposals
Vote AGAINST proposals requesting a report on company or company supplier labor and/or human rights standards and policies.
Vote AGAINST proposals to implement company or company supplier labor and/or human rights standards and policies.
Vote AGAINST proposals requesting that a company conduct an assessment of the human rights risks in operations or in its supply chain, or report on its human rights risk assessment process.

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Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:
The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

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Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;
The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;
The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,
The level of controversy or litigation related to the company’s international human rights policies and procedures.

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MacBride Principles
Vote AGAINST proposals to endorse or increase activity on the MacBride Principles.

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Operations in High Risk Markets
Vote AGAINST requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region.

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Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
Controversies surrounding operations in the relevant market(s);
The value of the requested report to shareholders;
The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
The company’s existing human rights standards relative to industry peers.

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Workplace Safety
Vote AGAINST requests for workplace safety reports, including reports on accident risk reduction efforts.

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Weapons and Military Sales
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and

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proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

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Sustainability
Sustainability Reporting
Vote AGAINST proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability.

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Water Issues
Vote CASE-BY-CASE on proposals requesting a company report on, or to adopt a new policy on, water-related risks and concerns, taking into account:
The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
The potential financial impact or risk to the company associated with water-related concerns or issues; and
Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
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Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
Past performance as a closed-end fund;
Market in which the fund invests;
Measures taken by the board to address the discount; and
Past shareholder activism, board activity, and votes on related proposals.

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Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
Past performance relative to its peers;
Market in which fund invests;
Measures taken by the board to address the issues;
Past shareholder activism, board activity, and votes on related proposals;
Strategy of the incumbents versus the dissidents;
Independence of directors;
Experience and skills of director candidates;
Governance profile of the company;
Evidence of management entrenchment.

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Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
Proposed and current fee schedules;
Fund category/investment objective;
Performance benchmarks;
Share price performance as compared with peers;
Resulting fees relative to peers;
Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
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Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
Stated specific financing purpose;
Possible dilution for common shares;
Whether the shares can be used for antitakeover purposes.

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1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
Potential competitiveness;
Regulatory developments;
Current and potential returns; and
Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
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Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
The fund’s target investments;
The reasons given by the fund for the change; and
The projected impact of the change on the portfolio.

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Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
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Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
Political/economic changes in the target market;
Consolidation in the target market; and
Current asset composition.

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Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
Potential competitiveness;
Current and potential returns;
Risk of concentration;

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Consolidation in target industry.

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Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value
Vote FOR proposals authorizing the board to issue shares below Net Asset Value (NAV) if:
The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and
The company has demonstrated responsible past use of share issuances by either:
o	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
o	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

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Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
Strategies employed to salvage the company;
The fund’s past performance;
The terms of the liquidation.

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Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
The degree of change implied by the proposal;
The efficiencies that could result;
The state of incorporation;
Regulatory standards and implications.

Vote AGAINST any of the following changes:
Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
Removal of shareholder approval requirement for amendments to the new declaration of trust;
Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;
Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
Removal of shareholder approval requirement to change the domicile of the fund.

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Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:

Smith Asset 2015 Proxy Voting Guidelines	- 65 -

Regulations of both states;
Required fundamental policies of both states;
The increased flexibility available.

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Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
Fees charged to comparably sized funds with similar objectives;
The proposed distributor’s reputation and past performance;
The competitiveness of the fund in the industry;
The terms of the agreement.

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Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
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Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
Resulting fee structure;
Performance of both funds;
Continuity of management personnel;
Changes in corporate governance and their impact on shareholder rights.

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Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
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Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Smith Asset 2015 Proxy Voting Guidelines	- 66 -

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Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
Performance of the fund’s Net Asset Value (NAV);
The fund’s history of shareholder relations;
The performance of other funds under the advisor’s management.

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Smith Asset 2015 Proxy Voting Guidelines	- 67 -

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.
Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to SAMG Proxy Voting Guidelines.

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Smith Asset 2015 Proxy Voting Guidelines	- 68 -

APPENDIX F:
PROXY VOTING GUIDELINES
Attached is a copy of Muzinich’s Proxy Voting Policies.

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XXIX.	Proxy Voting Policy

Policy Summary
This policy is designed to ensure that the Firm complies with the requirements under Rule 206(4)-6 promulgated under the Advisers Act and fulfills its obligation thereunder with respect to proxy voting, disclosure, and recordkeeping. This policy is also designed to ensure that all proxy voting and corporate actions are voted in the best interest of each client, provide disclosure to investors and ensure that certain documentation is retained.

The advisory contract or Investment Management Agreement will dictate whether the Firm retains discretionary voting authority to vote proxies on behalf of the client.   The COO or a designated supervisor (“Voting Officer”) has been delegated the authority for monitoring corporate actions, obtaining voting decisions from portfolio managers in accordance with these policies, and ensuring that proxies are submitted in a timely manner.  The Voting Officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.  The Firm may utilize a third party service provider to assist in proxy voting matters.

In voting proxies, the Firm will vote in accordance with its view of the best interests of the client(s) and in light of the purposes for which each individual account was created.

In cases where an issuer in which multiple Clients hold interests acquired at different points in time or in different positions within the issuer’s capital structure experiences financial distress, there is a potential for conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). When called upon to take action with respect to an investment (e.g., to sell, to vote, or to exercise a right or remedy) a Client’s overall holdings, and related rights, may be such that it is in the client’s best interest to take action (or refrain from taking action) in a manner that would be contrary to the interest of a person holding only the particular class of interest on which the right is conferred.  In these circumstances, clients that have invested in some, but not all, of the relevant classes of interests of the issuer held may be disadvantaged.

When considering whether to pursue a particular course of action, including asserting available claims or remedies, factors that may be considered include the costs of pursuing the course of action (or alternative courses of action) and the likelihood of a favorable outcome. As a result, not every potential claim or course of action will be pursued and it will not always be the case that conflicts will be able to be resolved in the best interest of any particular client nor can there be any assurance that actual or potential conflicts of interest can be resolved such that the ultimate terms of an investment (or an amendment to such terms) will be as favorable as they would be in the absence of such conflicts.

For those clients for which the Firm is authorized to vote proxies, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason.    Each item to be voted on should be voted separately and individually, not voted in blank.

The Voting Officer is responsible for ensuring that the following proxy records are maintained for 7 (seven) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;

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2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;
4.	Records of all communications received and internal documents created that were material to the voting decision; and
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information.

If the Firm utilizes a third party service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast.  The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The Voting Officer with consultation of the CCO (in the event that the CCO is the Voting Officer then with consultation of the Firm’s General Counsel) will determine whether any proxy vote would result in a conflict of interest between the Firm and its client(s).  If it is determined that a conflict does exist then based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, the Voting Officer will perform one the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;
2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its client(s); or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the client(s) voting the proxy.

The Voting Officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

Investment Firm Proxy Voting -Form N-PX
Pursuant to Rule 30b1-4 of the Investment Company Act a registered management investment company shall file with the SEC a report on Form N-PX, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30.

The CCO shall collect the appropriate information for the completion of Form N- PX and shall work with the administrator or other appropriate persons with respect to investment companies for which it is the adviser to prepare and file the Form on behalf of the investment company.

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APPENDIX G:
PROXY VOTING GUIDELINES
Attached is a copy of Brandywine Global’s Proxy Voting Policies.

II-G-1

Proxy Voting

I.	Client Accounts for which Brandywine Global Votes Proxies

Brandywine Global shall vote proxies for each client account for which the client:

A.	has specifically authorized Brandywine Global to vote proxies in the applicable investment management agreement or other written instrument; or

B.	without specifically authorizing Brandywine Global to vote proxies, has granted general investment discretion to Brandywine Global in the applicable investment management agreement.

Also, Brandywine Global shall vote proxies for any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), unless the investment management agreement specifically reserves the responsibility for voting proxies to the plan trustees or other named fiduciary.

At or prior to inception of each client account, Brandywine Global shall determine whether it has proxy voting authority over such account.

II.	General Principles

In exercising discretion to vote proxies for securities held in client accounts, Brandywine Global is guided by general fiduciary principles. Brandywine Global’s goal in voting proxies is to act prudently and solely in the best economic interest of its clients for which it is voting proxies. In furtherance of such goal, Brandywine Global will vote proxies in a manner that Brandywine Global believes will be consistent with efforts to maximize shareholder values.

Brandywine Global does not exercise its proxy voting discretion to further policy, political or other issues that have no connection to enhancing the economic value of the client’s investment, but will consider environmental, social, and governance issues that may impact the value of the investment, either through introducing opportunity or by creating risk to the value.
.

III.	How Brandywine Global Votes Proxies

Appendix A sets forth general guidelines considered by Brandywine Global and its portfolio management teams in voting common proxy items.

In the case of a proxy issue for which there is a stated position set forth in Appendix A, Brandywine Global generally votes in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global considers those factors and votes on a case-by-case basis in accordance with the general principles described in Section II.  In the case of a proxy issue for which there is no stated position or list of factors set forth in Appendix A that Brandywine Global considers in voting on such issue, Brandywine Global votes on a case-by-case

October 2016	II-G-2

basis in accordance with the general principles described in Section II.

The general guidelines set forth in Appendix A are not binding on Brandywine Global and its portfolio management teams, but rather are intended to provide an analytical framework for the review and assessment of common proxy issues. Such guidelines can always be superseded by a portfolio management team based on the team’s assessment of the proxy issue and determination that a vote that is contrary to such general guidelines is in the best economic interests of the client accounts for which the team is responsible. Different portfolio management teams may vote differently on the same issue based on their respective assessments of the proxy issue and determinations as to what is in the best economic interests of client accounts for which they are responsible.

In the case of Taft-Hartley clients, Brandywine Global will comply with a client direction to vote proxies in accordance with Glass Lewis & Co. PVS Proxy Voting Guidelines, which Glass Lewis & Co. represents to be fully consistent with AFL-CIO guidelines.

IV.	Use of an Independent Proxy Service Firm

Brandywine Global may contract with an independent proxy service firm to provide Brandywine Global with information and/or recommendations with regard to proxy votes. Any such information and/or recommendations will be made available to Brandywine Global’s portfolio management teams, but Brandywine Global and its portfolio management teams are not required to follow any recommendation furnished by such service provider. The use of an independent proxy service firm to provide proxy voting information and/or recommendations does not relieve Brandywine Global of its responsibility for any proxy votes.

With respect to any independent proxy service firm engaged by Brandywine Global to provide Brandywine Global with information and/or recommendations with regard to proxy votes, Brandywine Global’s Proxy Administrator shall periodically review and assess such firm’s policies, procedures and practices including those with respect to the disclosure and handling of conflicts of interest.

V.	Conflict of Interest Procedures

In furtherance of Brandywine Global’s goal to vote proxies in the best interests of clients, Brandywine Global follows procedures designed to identify and address material conflicts that may arise between the interests of Brandywine Global and its employees and those of its clients before voting proxies on behalf of such clients. Conflicts of interest may arise both at the firm level and as a result of an employee’s personal relationships or circumstances.

A.	Procedures for Identifying Conflicts of Interest

Brandywine Global relies on the procedures set forth below to seek to identify conflicts of interest with respect to proxy voting.

1. Brandywine Global’s Compliance Department annually requires each Brandywine Global employee to complete a questionnaire designed to elicit

October 2016	II-G-3

 information that may reveal potential conflicts between the employee’s interests and those of Brandywine Global clients.

2. Brandywine Global treats client relationships as creating a material conflict of interest for Brandywine Global in voting proxies with respect to securities issued by such client or its known affiliates.

3. As a general matter, Brandywine Global takes the position that relationships between a non-Brandywine Global Legg Mason business unit and an issuer (e.g., investment management relationship between an issuer and a non-Brandywine Global Legg Mason investment adviser affiliate) do not present a conflict of interest for Brandywine Global in voting proxies with respect to such issuer because Brandywine Global operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between Brandywine Global and certain other Legg Mason business units.

B.	Procedures for Assessing Materiality of Conflicts of Interest

1. All potential conflicts of interest identified pursuant to the procedures outlined in Section V.A.1. must be brought to the attention of the Investment Committee for resolution.

2. The Investment Committee shall determine whether a conflict of interest is material. A conflict of interest shall be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, Brandywine Global’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Investment Committee shall be maintained.

3. If it is determined by the Investment Committee that a conflict of interest is not material, Brandywine Global may vote proxies following normal processes notwithstanding the existence of the conflict.

C.	Procedures for Addressing Material Conflicts of Interest

1. With the exception of those material conflicts identified in A.2. which will be voted in accordance with paragraph C.1.b., if it is determined by the Investment Committee that a conflict of interest is material, the Investment Committee shall determine an appropriate  method or combination of methods to resolve such conflict of interest before the proxy affected by the conflict of interest is voted by Brandywine Global. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest,  etc. Such methods may include:

a.	confirming that the proxy will be voted in accordance with a stated position or positions set forth in Appendix A;

October 2016	II-G-4

b.	confirming that the proxy will be voted in accordance with the recommendations of an independent proxy service firm retained by Brandywine Global;

c.
in the case of a conflict of interest resulting from a particular employee’s personal relationships or circumstances, removing such employee from the decision-making process with respect to such proxy vote;

d.	disclosing the conflict to clients and obtaining their consent before voting;

e.	suggesting to clients that they engage another party to vote the proxy on their behalf; or

f.	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.

2.	A written record of the method used to resolve a material conflict of interest shall be maintained.

VI.	Other Considerations

In certain situations, Brandywine Global may decide not to vote proxies on behalf of a client account for which it has discretionary voting authority because Brandywine Global believes that the expected benefit to the client account of voting shares is outweighed by countervailing considerations (excluding the existence of a potential conflict of interest). Examples of situations in which Brandywine Global may determine not to vote proxies are set forth below.

A.	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, Brandywine Global will consider and weigh, based on the particular facts and circumstances, the expected benefit to client accounts of voting in relation to the potential detriment to clients of not being able to sell such shares during the applicable period.

B.	Securities on Loan

Certain clients of Brandywine Global, such as an institutional client or a registered investment company for which Brandywine Global acts as a sub-adviser, may engage in

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securities lending with respect to the securities in their accounts. Brandywine Global typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, Brandywine Global may request that the client recall shares that are on loan so that such shares can be voted if Brandywine Global believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of Brandywine Global and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII.	Proxy Voting-Related Disclosures

A.	Proxy Voting Independence and Intent

Brandywine Global exercises its proxy voting authority independently of other Legg Mason affiliated investment advisers. Brandywine Global and its employees shall not consult with or enter into any formal or informal agreements with Brandywine Global’s parent, Legg Mason, Inc., any other Legg Mason business unit, or any of their respective officers, directors or employees, regarding the voting of any securities by Brandywine Global on behalf of its clients.

Brandywine Global and its employees must not disclose to any person outside of Brandywine Global, including without limitation another investment management firm (affiliated or unaffiliated) or the issuer of securities that are the subject of the proxy vote, how Brandywine Global intends to vote a proxy without prior approval from Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global employee receives a request to disclose Brandywine Global’s proxy voting intentions to, or is otherwise contacted by, another person outside of Brandywine Global (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, the employee should immediately notify Brandywine Global’s Chief Compliance Officer.

If a Brandywine Global portfolio manager wants to take a public stance with regards to a proxy, the portfolio manager must consult with and obtain the approval of Brandywine Global’s Chief Compliance Officer before making or issuing a public statement.

B.	Disclosure of Proxy Votes and Policy and Procedures

Upon Brandywine Global’s receipt of any oral or written client request for information on how Brandywine Global voted proxies for that client’s account, Brandywine Global must promptly provide the client with such requested information in writing.

Brandywine Global must deliver to each client, for which it has proxy voting authority, no later than the time it accepts such authority, a written summary of this Proxy Voting policy and procedures. This summary must include information on how clients may obtain information about how Brandywine Global has voted proxies for their accounts and must

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also state that a copy of Brandywine Global’s Proxy Voting policy and procedures is available upon request.

Brandywine Global must create and maintain a record of each written client request for proxy voting information. Such record must be created promptly after receipt of the request and must include the date the request was received, the content of the request, and the date of Brandywine Global’s response. Brandywine Global must also maintain copies of written client requests and copies of all responses to such requests.

C.	Delegation of Duties

Brandywine Global may delegate to non-investment personnel the responsibility to vote proxies in accordance with the guidelines set forth in Appendix A. Such delegation of duties will only be made to employees deemed to be reasonably capable of performing this function in a satisfactory manner.

VIII.	Shareholder Activism and Certain Non-Proxy Voting Matters

In no event shall Brandywine Global’s possession of proxy voting authority obligate it to undertake any shareholder activism on behalf of a client. Brandywine Global may undertake such activism in connection with a proxy or otherwise if and to the extent that Brandywine Global determines that doing so is consistent with applicable general fiduciary principles, provided Brandywine Global has first obtained its Chief Compliance Officer’s approval of the proposed activism.

Absent a specific contrary written agreement with a client, Brandywine Global does not (1) render any advice to, or take any action on behalf of, clients with respect to any legal proceedings, including bankruptcies and shareholder litigation, to which any securities or other investments held in client account, or the issuers thereof, become subject, or (2) initiate or pursue legal proceedings, including without limitation shareholder litigation, on behalf of clients with respect to transactions or securities or other investments held in client accounts, or the issuers thereof. Except as otherwise agreed to in writing with a particular client, the right to take any action with respect to any legal proceeding, including without limitation bankruptcies and shareholder litigation, and the right to initiate or pursue any legal proceedings, including without limitation shareholder litigation, with respect to transactions or securities or other investments held in a client account is expressly reserved to the client.

IX.	Recordkeeping

In addition to all other records required by this Policy and Procedures, Brandywine Global shall maintain the following records relating to proxy voting:

A.	a copy of this Policy and Procedures, including any and all amendments that may be adopted;

B.	a copy of each proxy statement that Brandywine Global receives regarding client securities;

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C.	a record of each vote cast by Brandywine Global on behalf of a client;

D.	documentation relating to the identification and resolution of conflicts of interest;

E.	any documents created by Brandywine Global that were material to a proxy voting decision or that memorialized the basis for that decision;

F.
a copy of each written client request for information on how Brandywine Global voted proxies on behalf of the client, and a copy of any written response by Brandywine Global to any (written or oral) client request for information on how Brandywine Global voted proxies on behalf of the requesting client; and

G.	records showing whether or not Brandywine Global has proxy voting authority for each client account.

All required records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of Brandywine Global.  Brandywine Global also shall maintain a copy of any proxy voting policies and procedures that were in effect at any time within the last five years.

To the extent that Brandywine Global is authorized to vote proxies for a United States registered investment company, Brandywine Global shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, Brandywine Global may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements if the third party provides an undertaking to provide copies of such proxy statements promptly upon request.
Brandywine Global may rely on a third party to make and retain, on Brandywine Global’s behalf, records of votes cast by Brandywine Global on behalf of clients if the third party provides an undertaking to provide a copy of such records promptly upon request.

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Appendix A
Proxy Voting Guidelines

Brandywine Global Diversified Portfolio Management Team
Proxy Voting Guidelines

Below are proxy voting guidelines that Brandywine Global’s Diversified Portfolio Management Team generally follows when voting proxies for securities held in client accounts. The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of their client accounts holding the applicable security.

I.	Compensation

A.
We vote for non-employee director stock options, unless we consider the number of shares available for issue excessive. We may consider current and past stock option grants in determining whether the cumulative dilution is excessive.

B.
We vote for employee stock purchase programs. Normally, these programs allow all employees to purchase company stock at a price equal to 85% of current market price. Usually, we will still vote for these employee programs even if we vote against a non-employee or executive-only stock purchase program because of excessive dilution.

C.
We vote for compensation plans that are tied to the company achieving set profitability hurdles. Plans are structured this way to comply with IRS laws allowing for deductibility of management compensation exceeding $1 million.

D.	We vote against attempts to re-price options. Also, we vote against the re-election of incumbent Directors in the event of such a re-pricing proposal.

E.	We vote against attempts to increase incentive stock options available for issuance when the shares underlying such options would exceed 10% of the company’s outstanding shares.

F.	We vote against stock option plans allowing for stock options with exercise prices less than 100% of the stock’s price at the time of the option grant.

G.	We vote against stock option plans allowing for very large allocations to a single individual because we generally believe that stock option plans should provide for widespread employee participation.

H.	We vote against proposals to authorize or approve loans to company executives or Board members for personal reasons or for the purpose of enabling such persons to purchase company shares.
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II.	Governance

A.	We vote for proposals to separate the Chief Executive Officer and Chairman of the Board positions.

B.	We vote against “catch-all” authorizations permitting proxy holders to conduct unspecified business that arises during shareholder meetings.

III.	Anti-Takeover

We vote against anti-takeover measures, including without limitation:

A.	Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).

B.	Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes).

C.	Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

IV.	Capital Structure

We vote against attempts to increase authorized shares by more than twice the number of outstanding shares unless there is a specific purpose for such increase given, such as a pending stock split or a corporate purchase using shares, and we determine that increasing authorized shares for such purpose is appropriate. Generally, we believe it is better to use shares to pay for acquisitions when they are trading at higher values than when they are trading at or near historical lows. The dilution effect is less.

V.	Business Management

We generally prefer not to dictate to companies on matters of business strategy, believing that as long as the company is operating responsibly it is management’s role to make these decisions. Business strategy includes management of environmental and social practices, as they have the potential to pose significant financial, legal, and reputational risk if not appropriately governed. In cases where we feel management has not taken sufficient efforts to address material environmental or social risk, we may choose to support shareholder proposals aimed at enhancing shareholder value or risk mitigation in alignment with our fiduciary principles.

Brandywine Global Fundamental Equities Portfolio Management Team
Proxy Voting Guidelines

Below are proxy voting guidelines that Brandywine Global’s Fundamental Equities Portfolio Management Team generally follows when voting proxies for securities held in client accounts.
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The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of their client accounts holding the applicable security.

I.	Compensation

A.	We vote for non-employee director stock options, unless we consider the number of shares available for issue excessive.

B.
We vote for employee stock purchase programs. Normally, these programs allow all employees to purchase company stock at a price equal to 85% of current market price. Usually, we will still vote for these employee programs even if we vote against a non-employee or executive-only stock purchase program because of excessive dilution.

C.	We vote for measures that give shareholders a vote on executive compensation.

D.
We vote for compensation plans that are tied to the company achieving set profitability hurdles. This is to comply with IRS laws to allow for deductibility of management compensation exceeding $1 million.

E.	We vote against any attempt to re-price options. Also, we vote against the re-election of incumbent Directors in the event of such a re-pricing proposal.

F.	We vote against attempts to increase incentive stock options when we determine they are excessive, either in total or for one individual.

G.	We vote against stock option plans allowing for stock options with exercise prices less than 100% of the stock’s price at the time of the option grant.

II.	Governance

A.	We vote for cumulative shareholder voting.

B.	We vote against “catch-all” authorizations permitting proxy holders to conduct unspecified business that arises during shareholder meetings.

C.	We vote against related-party transactions involving directors, senior members of company management or other company insiders.

III.	Anti-Takeover

We vote against anti-takeover measures:

A.	Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).

B.	Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes).
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C.	Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

D.
Change-of-Control Contracts, which grant benefits to company personnel (typically members of senior company management) in the event the company is acquired or is otherwise subject to a change of control.

IV.	Capital Structure

We vote against attempts to increase authorized shares by more than twice the number of outstanding shares unless there is a specific purpose for such increase given, such as a pending stock split or a corporate purchase using shares, and we determine that increasing authorized shares for such purpose is appropriate. Generally, we believe it is better to use shares to pay for acquisitions when they are trading at higher values than when they are trading at or near historical lows. The dilution effect is less.

V.	Business Management

We generally prefer not to dictate to companies on matters of business strategy, believing that as long as the company is operating responsibly, it is management’s role to make these decisions. Business strategy includes management of environmental and social practices, as they have the potential to pose significant financial, legal, and reputational risk if not appropriately governed. In cases where we feel management has not taken sufficient efforts to address material environmental or social risk, we may choose to support shareholder proposals aimed at enhancing shareholder value or risk mitigation in alignment with our fiduciary principles

Brandywine Global Fixed Income Portfolio Management Team
Proxy Voting Guidelines

Below are proxy voting guidelines that Brandywine Global Fixed Income Portfolio Management Team generally follows when voting proxies for securities held in client accounts. The Team may decide to deviate from these guidelines with respect to any one or more particular proxy votes, subject in all cases to the Team’s duty to act solely in the best interest of their client accounts holding the applicable security.

I.	Compensation

A.	We vote for non-employee director stock options, unless we consider the number of shares available for issue excessive.

B.
We vote for employee stock purchase programs. Normally, these programs allow all employees to purchase company stock at a price equal to 85% of current market price. Usually, we will still vote for these employee programs even if we vote against a non-employee or executive-only stock purchase program because of excessive dilution.

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C.	We vote for measures that give shareholders a vote on executive compensation.

D.
We vote for compensation plans that are tied to the company achieving set profitability hurdles. This is to comply with IRS laws to allow for deductibility of management compensation exceeding $1 million.

E.	We vote against any attempt to re-price options. Also, we vote against the re-election of incumbent Directors in the event of such a re-pricing proposal.

F.	We vote against attempts to increase incentive stock options when we determine they are excessive, either in total or for one individual.

G.	We vote against stock option plans allowing for stock options with exercise prices less than 100% of the stock’s price at the time of the option grant.

II.	Governance

A.	We vote for cumulative shareholder voting.

B.	We vote against “catch-all” authorizations permitting proxy holders to conduct unspecified business that arises during shareholder meetings.

III.	Anti-Takeover

We vote against anti-takeover measures, including without limitation:

A.	Staggered Boards of Directors (for example, where 1/3 of a company’s Board is elected each year rather than the entire Board each year).

B.	Super-Majority Voting Measures (for example, requiring a greater than 50% vote to approve takeovers or make certain changes).

C.	Poison Pills, which are special stock rights that go into effect upon a takeover offer or an outsider acquiring more than a specified percentage of a company’s outstanding shares.

IV.	Capital Structure

We vote against attempts to increase authorized shares by more than twice the number of outstanding shares unless there is a specific purpose for such increase given, such as a pending stock split or a corporate purchase using shares, and we determine that increasing authorized shares for such purpose is appropriate. Generally, we believe it is better to use shares to pay for acquisitions when they are trading at higher values than when they are trading at or near historical lows. The dilution effect is less.
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V.	Business Management

We generally prefer not to dictate to companies on matters of business strategy, believing that as long as the company is operating responsibly it is management’s role to make these decisions. Business strategy includes management of environmental and social practices, as they have the potential to pose significant financial, legal, and reputational risk if not appropriately governed. In cases where we feel management has not taken sufficient efforts to address material environmental or social risk, we may choose to support shareholder proposals aimed at enhancing shareholder value or risk mitigation in alignment with our fiduciary principles.

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APPENDIX H:
PROXY VOTING GUIDELINES
Attached is a copy of ZCM’s Proxy Voting Policies.

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PROXY VOTING AND CLASS ACTIONS

Policy Version 9.30.2016

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•
Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policies and Procedures

Proxy Voting Procedures

Proxies are assets of ZCM’s Clients that must be voted with diligence, care, and loyalty. ZCM will vote each proxy in accordance with its fiduciary duty to its Clients. ZCM will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, ZCM will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. Operations coordinates ZCM’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires ZCM to maintain certain books and records associated with its proxy voting policies and procedures. ZCM’s recordkeeping obligations are
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described in the Maintenance of Books and Records section of this Manual. The CCO or designee will ensure that ZCM complies with all applicable recordkeeping requirements associated with proxy voting.

ZCM has retained Broadridge Investor Communications Solutions Inc. (“Broadridge”) to assist in the proxy voting process, utilizing the ProxyEdge system. Compliance manages ZCM’s relationship with the proxy service provider. Compliance monitors Broadridge to ensure all proxy ballots received are voted according to Clients’ specific instructions and the stated guidelines, and retains all required documentation associated with proxy voting. ZCM requires Broadridge to notify the Company if it experiences a material conflict of interest in the voting of Clients’ proxies.

Absent specific Client instructions, ZCM has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

•	ZCM will become aware of specific opportunities to vote proxies by receipt of paper ballots or notification via Broadridge.

•
Absent specific Client instructions, Client proxies shall be voted according to recommendations made by Egan-Jones Proxy Service (“Egan-Jones”). Egan-Jones guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond to the opinions of ZCM’s Portfolio Management teams. Therefore, there may be instances when ZCM may not vote the Client’s shares in accordance with Egan-Jones guidelines.

In the event that ZCM believes the Egan-Jones recommendations are not in the best interest of the Client or for those matters for which Egan-Jones has not provided a voting recommendation, the Portfolio Management team may recommend the voting preference.

•	ZCM has adopted Egan-Jones’ Taft-Hartley proxy voting guidelines.

•
Operations oversees the proxy voting process. In accordance with Egan-Jones guidelines, the proxies are automatically voted, except for the case in which a paper ballot is received. In those instances, Operations will review the issue on the paper ballot and compare it with the Egan-Jones guidelines to manually vote the proxy.

•
ZCM will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, ZCM may be unable to vote securities that have been lent by the custodian. Compliance will prepare and maintain memoranda describing the rationale for any instance in which ZCM does not vote a Client’s proxy.

•	Broadridge will retain the following information in connection with each proxy vote:

o	The Issuer’s name;

o	The security’s ticker symbol or CUSIP, as applicable;

o	The shareholder meeting date;

o	The number of shares that ZCM voted;

o	A brief identification of the matter voted on;

o	Whether the matter was proposed by the Issuer or a security-holder;

o	Whether ZCM cast a vote;

o	How ZCM cast its vote (for the proposal, against the proposal, or abstain); and

o	Whether ZCM cast its vote with or against management.
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•
ZCM will maintain documentation describing the reasons for each vote (e.g., ZCM believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

•
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

•
Proxies received after a Client terminates its advisory relationship with ZCM will not be voted.  Such proxies will promptly be returned to the sender, or the custodian, along with a statement indicating that ZCM’s advisory relationship with the Client has terminated, and that future proxies should not be sent to ZCM.

Proxy Voting Reporting to Mutual Fund Clients

ZCM has additional proxy reporting obligations to its mutual fund clients. While the timing and manner of report to each mutual fund client may vary, generally, ZCM shall make the following reports to the respective mutual fund client:

•	At least annually, ZCM shall present the mutual fund client with this Proxy Voting and Class Action Policy (the “Policy”), for presentation to its board.

•	ZCM shall promptly notify the mutual fund client of any material changes to this Policy.

•
At least annually, ZCM shall promptly provide the mutual fund client a record of each proxy voted with respect to portfolio securities held by the fund during the year in order for the fund to make its N-PX filing.

Class Actions

ZCM does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.

Disclosures to Clients and Investors

ZCM includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact Compliance to obtain a copy of these policies and procedures and information about how ZCM voted with respect to the Client’s securities.

Any request for information about proxy voting should be promptly forwarded to Compliance, which will respond to any such requests. As a matter of policy, ZCM does not disclose how it expects to vote on upcoming proxies. Additionally, ZCM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Annual Reviews

Portfolio Management will review, no less frequently than annually, the firm’s proxy voting guidelines to make sure they are adequate and appropriate given the investment activities of the firm. On an annual basis, this review will be presented to the Brokerage Practice Committee. Compliance shall review the proxy policies and procedures and assess whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

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APPENDIX I:
PROXY VOTING GUIDELINES
Attached is a copy of Lazard’s Proxy Voting Policies.

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Lazard Proxy Voting

Policy and Procedures Overview

Introduction
Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard’s Proxy Voting Policy has been developed with the goal of maximizing the long term shareholder value of our clients’ portfolios.

Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients. We also have defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to our proxy voting.

Proxy Operations Department
Lazard’s proxy voting process is administered by our Proxy Operations Department (ProxyOps) which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by the firm’s Legal & Compliance Department and the Proxy Committee.

Proxy Committee
Lazard’s Proxy Committee comprises investment professionals, including portfolio managers and analysts, the General Counsel and Chief Compliance Officer. In addition, several Lazard operations professionals serve as advisors to the Proxy Committee.

The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee.

Role of Third Parties
Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are ultimately responsible for providing the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with our Proxy Voting Policy; we do not employ outside services to vote on our behalf.

ISS additionally serves as our proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides our recordkeeping and reporting.

Voting Process
Lazard votes on behalf of our clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For,’ ‘Against,’ or is to be considered on a case-by case basis. ProxyOps confirms that all vote instructions are consistent with our approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis.

The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.

Case-by-case agenda items are evaluated by Lazard professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The investment professional will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may also engage with the company’s
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executives or board members to improve our understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation. Lazard generally will treat proxy votes and voting intentions as confidential in the period before votes have been cast, and for appropriate time periods thereafter.

Conflicts of Interest
ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:
•	Lazard manages the company’s pension plan;
•	The shareholder proponent of a proposal is a Lazard client;
•	A Lazard employee sits on a company’s board of directors;
•	Lazard serves as financial advisor or provides other investment banking services to the company; or
•	A Lazard employee has a material relationship with the company.

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the majority recommendation of the independent proxy services to which we subscribe.

Voting Exceptions
It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when voting is not practical or is not, in our view, in the best interests of our clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

Environmental, Social and Corporate
Governance
Lazard has an Environmental, Social and Corporate Governance (ESG) Policy, which outlines our approach to ESG and how our investment professionals take ESG issues into account as a part of the investment process. We recognize that ESG issues can affect the valuation of the companies that we invest in on our clients’ behalf. As a result, we take these factors into consideration when voting, and, consistent with our fiduciary duty, vote proposals in a way we believe will increase shareholder value.

Important Information
Published on 5 December 2016.
All sources Lazard Asset Management unless otherwise noted.
The information and opinions presented do not constitute investment advice and have been obtained or derived from sources believed by Lazard to be reliable. Lazard makes no representation as to their accuracy or completeness. All opinions and estimates expressed herein are as of the publish date unless otherwise specified, and are subject to change.
This material is provided by Lazard Asset Management LLC or its affiliates (“Lazard”). There is no guarantee that any projection, forecast, or opinion in this material will be realized. Past performance does not guarantee future results. This document is for informational purposes only and does not constitute an investment agreement or investment advice. References to specific strategies or securities are provided solely in the context of this document and are not to be considered recommendations by Lazard. Investments in securities and derivatives involve risk, will fluctuate in price, and may result in losses. Certain securities and derivatives in Lazard’s investment strategies, and alternative strategies in particular, can include high degrees of risk and volatility, when compared to other securities or strategies. Similarly, certain securities in Lazard’s investment portfolios may trade in less liquid or efficient markets, which can affect investment performance.
Australia: FOR WHOLESALE INVESTORS ONLY. Issued by Lazard Asset Management Pacific Co., ABN 13 064 523 619, AFS License 238432, Level 39 Gateway, 1 Macquarie Place, Sydney NSW 2000. Dubai: Issued and approved by Lazard Gulf Limited, Gate Village 1, Level 2, Dubai International Financial Centre, PO Box 506644, Dubai, United Arab Emirates. Registered in Dubai International Financial Centre 0467. Authorised and regulated by the Dubai Financial Services Authority to deal with Professional Clients only. Germany: Issued by Lazard Asset Management (Deutschland) GmbH, Neue Mainzer Strasse 75, D-60311 Frankfurt am Main. Hong Kong: Issued by Lazard Asset Management (Hong Kong) Limited (AQZ743), Unit 29, Level 8, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. Lazard Asset Management (Hong Kong) Limited is a corporation licensed by the Hong Kong Securities and Futures Commission to conduct Type 1 (dealing in securities) and Type 4 (advising on securities) regulated activities. This document is only for “professional investors” as defined under the Hong Kong Securities and Futures Ordinance (Cap. 571 of the Laws of Hong Kong) and its subsidiary legislation and may not be distributed or otherwise made available to any other person. Japan: Issued by Lazard Japan Asset Management K.K., ATT Annex 7th Floor, 2-11-7 Akasaka, Minato-ku, Tokyo 107-0052. Korea: Issued by Lazard Korea Asset Management Co. Ltd., 10F Seoul Finance Center, 136 Sejong-daero, Jung-gu, Seoul, 04520. People’s Republic of China: Issued by Lazard Asset Management. Lazard Asset Management does not carry out business in the P.R.C. and is not a licensed investment adviser with the China Securities Regulatory Commission or the China Banking Regulatory Commission. This document is for reference only and for intended recipients only. The information in this document does not constitute any specific investment advice on China capital markets or an offer of securities or investment, tax, legal, or other advice or recommendation or, an offer to sell or an invitation to apply for any product or service of Lazard Asset Management. Singapore: Issued by Lazard Asset Management (Singapore) Pte. Ltd., 1 Raffles Place, #15-02 One Raffles Place Tower 1, Singapore 048616. Company Registration Number 201135005W. This document is for “institutional investors” or “accredited investors” as defined under the Securities and Futures Act, Chapter 289 of Singapore and may not be distributed to any other person. United Kingdom: FOR PROFESSIONAL INVESTORS ONLY. Issued by Lazard Asset Management Ltd., 50 Stratton Street, London W1J 8LL. Registered in England Number 525667. Authorised and regulated by the Financial Conduct Authority (FCA). United States: Issued by Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112.

2

II-I-3

PART C. OTHER INFORMATION
Item 28.		Exhibits

(a)	(i)	Certificate of Trust[1]

	(ii)(A)	Amended and Restated Trust Instrument[8]

	(ii)(B)	Amended and Restated Schedule A to Trust Instrument[11]

(b)		Amended and Restated By-laws[8]

(c)		Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws

(d)	(i)(A)	Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”) (now, Foresters Investment Management Company, Inc.)[4]

	(i)(B)	Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and FIMCO[11]

	(ii)(A)	Amended Subadvisory Agreement among FIMCO, Registrant and Wellington Management Company LLP (“Wellington”) with respect to the First Investors Global Fund[6]

	(ii)(B)	Subadvisory Agreement among FIMCO, Registrant and Wellington with respect to the First Investors Hedged U.S. Equity Opportunities Fund[10]

	(iii)	Amended Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc. (“Vontobel”)[6]

	(iv)	Amended Subadvisory Agreement among FIMCO, Registrant and Smith Asset Management Group, L.P. (“Smith”)[6]

	(v)	Subadvisory Agreement among FIMCO, Registrant and Ziegler Capital Management, LLC (“ZCM”)[9]

	(vi)	Subadvisory Agreement among FIMCO, Registrant and Lazard Asset Management LLC (“Lazard”) [11]

	(vii)	Subadvisory Agreement among FIMCO, Registrant, First Investors Income Funds, First Investors Life Series Funds and Muzinich & Co., Inc. (“Muzinich”) – filed herewith

(e)	(i)(A)	Underwriting Agreement between Registrant and First Investors Corporation (“FIC”) (now, Foresters Financial Services, Inc.)[4]

	(i)(B)	Amended and Restated Schedule A to the Underwriting Agreement between Registrant and FIC[11]

(f)		Bonus, profit sharing or pension plans – none

(g)	(i)(A)	Custody Agreement between the predecessor series of the First Investors Income Funds and The Bank of New York Mellon Corp. (“BNY”)[2]

	(i)(B)	Amended and Restated Exhibit A to Custody Agreement[11]

	(ii)	Foreign Custody Manager Agreement between First Investors Equity Funds and BNY[7]

(h)	(i)(A)	Transfer Agent Agreement between Registrant and Administrative Data Management Corp. (now, Foresters Investor Services, Inc.)[3]

	(i)(B)	Amended and Restated Schedule A to the Transfer Agent Agreement[11]

	(ii)(A)	Expense Limitation Agreement between Registrant and FIMCO for First Investors Covered Call Strategy Fund[9]

	(ii)(B)	Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for First Investors Covered Call Strategy Fund – filed herewith

	(iii)(A)	Expense Limitation Agreement between Registrant and FIMCO for First Investors Hedged U.S. Equity Opportunities Fund[10]

	(iii)(B)	Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for First Investors Hedged U.S. Equity Opportunities Fund – filed herewith

	(iv)(A)	Expense Limitation Agreement between Registrant and FIMCO for Class A, Advisor Class and Institutional Class shares of First Investors Long Short Fund[11]

(iv)(B)
Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for Class A, Advisor Class and Institutional Class shares of First Investors Long Short Fund – filed herewith

	(iv)(C)	Expense Limitation Agreement between Registrant and FIMCO for Class T shares of First Investors Long Short Fund – (to be filed by subsequent amendment)

(i)		Opinion and Consent of Counsel – filed herewith

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith

(k)		Financial statements omitted from prospectus – none

(l)		Initial capital agreements – none

(m)	(i)	Amended and Restated Class A Distribution Plan[12]

	(ii)(A)	Class B Distribution Plan[1]

	(ii)(B)	Amended and Restated Schedule A to Class B Distribution Plan[3]

	(iii)	Class T Distribution Plan – (to be filed by subsequent amendment)

(n)		Amended and Restated Plan Pursuant to Rule 18f-3[12]

(o)		Reserved

(p)	(i)	Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters[8]

	(ii)	Code of Ethics of Wellington[13]

	(iii)	Code of Ethics of Vontobel[13]

	(iv)	Code of Ethics of Smith[13]

	(v)	Code of Ethics of ZCM[12]

	(vi)	Code of Ethics of Lazard[13]

	(vii)	Code of Ethics of Muzinich[13]

Other Exhibits

Powers of Attorney for Messrs. Barton, Scutro, and Ward[4]

Powers of Attorney for Mses. Artmann and Barneby[5]

__________________________________

[1]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to Registrant’s Registration Statement (File No. 033-46924) filed on January 27, 2006.

[2]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to First Investors Income Funds’ Registration Statement (File No. 002-89287) filed on January 27, 2006.

[3]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to Registrant’s Registration Statement (File No. 033-46924) filed on June 8, 2006.

[4]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 53 to Registrant’s Registration Statement (File No. 033-46924) filed on January 28, 2011.

[5]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 57 to Registrant’s Registration Statement (File No. 033-46924) filed on November 15, 2012.

[6]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 61 to Registrant’s Registration Statement (File No. 033-46924) filed on January 28, 2013.

[7]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 76 to Registrant’s Registration Statement (File No. 033-46924) filed on April 2, 2015.

[8]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 79 to Registrant’s Registration Statement (File No. 033-46924) filed on January 27, 2016.

[9]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 82 to Registrant’s Registration Statement (File No. 033-46924) filed on March 31, 2016.

[10]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 85 to Registrant’s

Registration Statement (File No. 033-46924) filed on July 29, 2016.

[11]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 89 to Registrant’s Registration Statement (File No. 033-46924) filed on November 28, 2016.

[12]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 91 to Registrant’s Registration Statement (File No. 033-46924) filed on January 27, 2017.

[13]	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 103 to Registrant’s Registration Statement (File No. 033-46924) filed on November 27, 2017.

Item 29.                  Persons Controlled by or Under Common Control with the Registrant
There are no persons controlled by or under common control with the Registrant.
Item 30.                Indemnification
Article IX of the Amended and Restated Trust Instrument of the Registrant provides as follows:
Section 1.        LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust or Series, as applicable, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust or any Series, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust, a Series or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2.        INDEMNIFICATION.
(a)            Subject to the exceptions and limitations contained in subsection (b) below:
(i)            every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii)            as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)            No indemnification shall be provided hereunder to a Covered Person:
(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or its or their Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or Series, as the case may be; or
(ii)            in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or a Series, as applicable, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)            The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the Series, as applicable, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)            To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust or the applicable Series, as the case may be, is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust or the applicable Series, as the case may be, nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e)            Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
Section 3.        INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.
Article IX, Section 3 of the Amended and Restated By-laws of the Registrant provides as follows:
            Section 3.        Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.
Number 7 of the Registrant's Investment Advisory Agreement provides as follows:
7.            Limitation of Liability of the Manager.  The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of each Trust shall be deemed, when rendering services to each Trust or acting in any business of each Trust, to be rendering such services to or acting solely for each Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.
Number 5 of the Registrant’s Subadvisory Agreements provide as follows:
5.            Liability of the Subadviser.  The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.  Nothing in this Agreement shall protect the Subadviser from any liabilities that it may have under the 1933 Act or the 1940 Act.
Number 12 of the Registrant's Underwriting Agreement provides as follows:
12.  Limitation of Liability.  The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement.  Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended (“1993 Act”), or the 1940 Act.
The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The trustees and officers of the Registrant are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.
Item 31.        Business and Other Connections of the Investment Adviser and Subadvisers
Foresters Investment Management Company, Inc. (“FIMCO”) is a registered investment adviser and provides investment management services to the Registrant.  The description of FIMCO under the caption “Fund Management in Greater Detail” in the Prospectus and under the caption “Management of the Funds” in Parts I and II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption “Trustees and Officers” and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.
Wellington Management Company LLP (“Wellington”) is a registered investment adviser and serves as an investment subadviser to the Global Fund and Hedged U.S. Equity Opportunities Fund, each a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Wellington during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).
Vontobel Asset Management, Inc. (“Vontobel”) is a registered investment adviser and serves as an investment subadviser to the International Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Vontobel during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-21953).
Smith Asset Management Group, L.P. (“Smith”) is a registered investment adviser and serves as an investment subadviser to the Select Growth Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Smith during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50835).
Ziegler Capital Management, LLC (“ZCM”) is a registered investment adviser and serves as an investment subadviser to the Covered Call Strategy Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of ZCM during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-64334).
Lazard Asset Management LLC (“Lazard”) is a registered investment adviser and serves as an investment subadviser to the Long Short Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Lazard during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-61701).
Muzinich & Co., Inc. (“Muzinich”) is a registered investment adviser and serves as an investment subadviser to the First Investors Total Return Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Muzinich during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-39604).
Item 32.             Principal Underwriters
(a)          Foresters Financial Services, Inc., Underwriter of the Registrant, is also underwriter for:
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Modified Single Premium Variable Life Insurance (Separate Account E)

(b)     The following persons are the officers and directors of the Underwriter:

The principal business address of each director and officer listed below is c/o First Investors Funds Legal Department, 40 Wall Street, New York, New York 10005.

Name	Position and Office with Foresters Financial Services, Inc.	Position and Office with Registrant
Knut Olson	Director and Chairman	None

Larry Noyes	Director and President	None

Francis X. Gannon	Chief Financial Officer and Treasurer	None

Geeta Alphonso-Napoli	Assistant General Counsel	None

Jason Gerb	Chief Compliance Officer	None

Frederick Miller	Senior Vice President	None

Laury Heydon-O’Neil	Vice President – Marketing	None

Elizabeth Reilly	Vice President	None

Marjorie Solowey	Vice President	None

Name	Position and Office with Foresters Financial Services, Inc.	Position and Office with Registrant
William J. Vogt	Vice President	None

Mark Segal	Assistant Vice President	None

Carol Lerner Brown	Assistant Secretary	Assistant Secretary

Jay Stainsby	Assistant Secretary	None

(c)            Not applicable

Item 33.                Location of Accounts and Records
Physical possession of the books, accounts and records of the Registrant are held by Foresters Investment Management Company, Inc. and its affiliated companies, Foresters Financial Services, Inc. and Foresters Investor Services, Inc., at their corporate headquarters, 40 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by the Registrant's Custodian, The Bank of New York Mellon Corp., One Wall Street, New York, NY 10286; at offsite locations at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 34.                Management Services
Not Applicable.
Item 35.                Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 29th day of January 2018.
FIRST INVESTORS EQUITY FUNDS

By: /s/ Clark Wagner
Clark Wagner
President
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 108 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Clark Wagner	President	January 29, 2018
Clark Wagner	(Principal Executive Officer)

/s/ Joseph I. Benedek	Treasurer	January 29, 2018
Joseph I. Benedek	(Principal Financial Officer and Principal Accounting Officer)

/s/ Susan E. Artmann	Trustee	January 29, 2018
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	January 29, 2018
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	January 29, 2018
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	January 29, 2018
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	January 29, 2018
Mark R. Ward*

*  By:           /s/Mary Carty________
Mary Carty
(Attorney-in-Fact)

Exhibits Index

Type	Description

EX.99.(d)(vii)	Subadvisory Agreement among FIMCO, Registrant, First Investors Income Funds, First Investors Life Series Funds and Muzinich & Co., Inc. (“Muzinich”)

EX.99.(h)(ii)(B)	Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for First Investors Covered Call Strategy Fund

EX.99.(h)(iii)(B)	Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for First Investors Hedged U.S. Equity Opportunities Fund

EX.99.(h)(iv)(B)	Amended and Restated Attachment A to the Expense Limitation Agreement between Registrant and FIMCO for Class A, Advisor Class and Institutional Class shares of First Investors Long Short Fund

EX.99.(i)	Opinion and Consent of Counsel

EX.99.(j)	Consent of Independent Registered Public Accounting Firm